UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	0.7
EMCOR Group, Inc.	0.7
Tenet Healthcare Corp.	0.7
Synaptics, Inc.	0.7
Scientific Games Corp. Class A	0.7
Rexnord Corp.	0.7
Trupanion, Inc.	0.7
Crocs, Inc.	0.6
National Storage Affiliates Trust	0.6
Vista Outdoor, Inc.	0.6
6.7

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Health Care	18.6
Financials	15.6
Industrials	15.4
Consumer Discretionary	13.3
Information Technology	12.8

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	11,344	$872,240
Consolidated Communications Holdings, Inc. (a)	56,059	492,759
Iridium Communications, Inc. (a)	33,453	1,337,785
Liberty Latin America Ltd. Class C (a)	18,428	259,835
Ooma, Inc. (a)	33,949	640,278
		3,602,897
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	55,742	3,159,442
IMAX Corp. (a)	14,705	316,158
		3,475,600
Interactive Media & Services - 0.4%
TrueCar, Inc. (a)	65,549	370,352
Yelp, Inc. (a)	28,172	1,125,753
Zedge, Inc. (a)(b)	11,027	203,007
		1,699,112
Media - 0.4%
AMC Networks, Inc. Class A (a)(b)	14,781	987,371
comScore, Inc. (a)	7,975	39,875
Magnite, Inc. (a)	7,901	267,370
TechTarget, Inc. (a)	2,489	192,873
Tegna, Inc.	5,664	106,257
WideOpenWest, Inc. (a)	12,641	261,795
		1,855,541
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	8,745	424,220

TOTAL COMMUNICATION SERVICES		11,057,370

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.5%
Adient PLC (a)	20,265	915,978
Cooper-Standard Holding, Inc. (a)	4,314	125,106
Modine Manufacturing Co. (a)	35,992	597,107
Visteon Corp. (a)	3,366	407,084
		2,045,275
Automobiles - 0.0%
Workhorse Group, Inc. (a)(b)	14,190	235,412
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	16,462	586,706
American Public Education, Inc. (a)	7,370	208,866
Stride, Inc. (a)	12,474	400,790
		1,196,362
Hotels, Restaurants & Leisure - 3.4%
Bloomin' Brands, Inc. (a)	47,747	1,295,854
Brinker International, Inc. (a)	15,551	961,829
Caesars Entertainment, Inc. (a)	13,389	1,389,109
Del Taco Restaurants, Inc.	25,239	252,642
Everi Holdings, Inc. (a)	25,096	625,894
Hilton Grand Vacations, Inc. (a)	1,682	69,618
International Game Technology PLC (a)	42,735	1,023,931
Papa John's International, Inc.	5,278	551,234
PlayAGS, Inc. (a)	8,571	84,853
RCI Hospitality Holdings, Inc.	5,191	343,644
Red Rock Resorts, Inc. (a)	7,162	304,385
Scientific Games Corp. Class A (a)	38,213	2,959,215
Shake Shack, Inc. Class A (a)	14,474	1,549,007
Texas Roadhouse, Inc. Class A	7,118	684,752
Wingstop, Inc.	15,554	2,451,777
		14,547,744
Household Durables - 2.0%
Cavco Industries, Inc. (a)	3,084	685,234
Flexsteel Industries, Inc. (b)	10,428	421,187
Green Brick Partners, Inc. (a)	16,285	370,321
Installed Building Products, Inc.	3,744	458,116
KB Home	34,434	1,402,152
M.D.C. Holdings, Inc.	23,707	1,199,574
M/I Homes, Inc. (a)	26,256	1,540,440
Meritage Homes Corp. (a)	4,157	391,091
TopBuild Corp. (a)	6,260	1,238,103
TRI Pointe Homes, Inc. (a)	40,130	859,986
		8,566,204
Internet & Direct Marketing Retail - 0.7%
Overstock.com, Inc. (a)	3,426	315,877
Shutterstock, Inc. (b)	17,862	1,753,513
Stamps.com, Inc. (a)	1,410	282,409
Stitch Fix, Inc. (a)(b)	7,288	439,466
		2,791,265
Leisure Products - 1.3%
Acushnet Holdings Corp.	3,084	152,350
American Outdoor Brands, Inc. (a)	2,708	95,159
Clarus Corp.	2,071	53,225
Johnson Outdoors, Inc. Class A	8,676	1,049,796
Malibu Boats, Inc. Class A (a)	8,092	593,386
Sturm, Ruger & Co., Inc.	6,173	555,447
Vista Outdoor, Inc. (a)	57,434	2,658,046
YETI Holdings, Inc. (a)	2,764	253,790
		5,411,199
Multiline Retail - 0.5%
Dillard's, Inc. Class A (b)	2,459	444,784
Macy's, Inc. (a)	85,033	1,612,226
		2,057,010
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A (a)	12,260	569,232
Academy Sports & Outdoors, Inc.	17,836	735,557
Asbury Automotive Group, Inc. (a)	6,152	1,054,268
Bed Bath & Beyond, Inc. (a)(b)	6,910	230,034
Citi Trends, Inc. (a)	1,431	124,497
Group 1 Automotive, Inc.	11,570	1,786,755
Haverty Furniture Companies, Inc. (b)	7,101	303,639
Lithia Motors, Inc. Class A (sub. vtg.)	481	165,291
Murphy U.S.A., Inc.	4,571	609,634
Rent-A-Center, Inc.	33,754	1,791,325
RH (a)	1,674	1,136,646
Shoe Carnival, Inc.	24,121	1,726,822
Signet Jewelers Ltd.	12,986	1,049,139
Sleep Number Corp. (a)	16,362	1,799,002
Sonic Automotive, Inc. Class A (sub. vtg.)	25,057	1,121,050
The Aaron's Co., Inc.	3,211	102,720
		14,305,611
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	23,190	2,702,099
Deckers Outdoor Corp. (a)	3,519	1,351,542
Kontoor Brands, Inc.	9,533	537,757
Lakeland Industries, Inc. (a)	12,721	284,060
Rocky Brands, Inc.	3,972	220,843
		5,096,301

TOTAL CONSUMER DISCRETIONARY		56,252,383

CONSUMER STAPLES - 2.3%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	1,672	127,222
Coca-Cola Bottling Co. Consolidated	1,537	618,074
MGP Ingredients, Inc. (b)	3,813	257,911
Primo Water Corp.	41,730	698,143
		1,701,350
Food & Staples Retailing - 0.5%
Andersons, Inc.	14,727	449,615
BJ's Wholesale Club Holdings, Inc. (a)	6,063	288,478
Ingles Markets, Inc. Class A	7,977	464,820
Natural Grocers by Vitamin Cottage, Inc.	11,847	127,237
Performance Food Group Co. (a)	1,536	74,481
PriceSmart, Inc.	3,993	363,403
Rite Aid Corp. (a)(b)	6,015	98,045
Weis Markets, Inc. (b)	3,699	191,090
		2,057,169
Food Products - 0.8%
Cal-Maine Foods, Inc. (a)(b)	12,489	452,227
Darling Ingredients, Inc. (a)	35,347	2,385,923
John B. Sanfilippo & Son, Inc.	3,858	341,703
Lancaster Colony Corp.	390	75,469
The Simply Good Foods Co. (a)	6,530	238,410
		3,493,732
Household Products - 0.1%
Central Garden & Pet Co. (a)	1,290	68,280
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,447	118,190
WD-40 Co. (b)	953	244,244
		430,714
Personal Products - 0.4%
MediFast, Inc.	4,864	1,376,415
USANA Health Sciences, Inc. (a)	5,177	530,280
		1,906,695
Tobacco - 0.1%
Vector Group Ltd.	17,703	250,320

TOTAL CONSUMER STAPLES		9,839,980

ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Archrock, Inc.	28,699	255,708
Frank's International NV (a)	14,857	45,017
Helix Energy Solutions Group, Inc. (a)	92,253	526,765
Nabors Industries Ltd. (a)	14,777	1,688,124
Nabors Industries Ltd. warrants 6/11/26 (a)(b)	5,910	59,100
Nextier Oilfield Solutions, Inc. (a)	19,216	91,468
Oceaneering International, Inc. (a)	28,776	448,042
Oil States International, Inc. (a)	34,191	268,399
ProPetro Holding Corp. (a)	30,467	279,078
U.S. Silica Holdings, Inc. (a)	34,869	403,086
		4,064,787
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	30,504	458,475
Bonanza Creek Energy, Inc.	7,625	358,909
Comstock Resources, Inc. (a)(b)	98,525	657,162
DHT Holdings, Inc.	83,552	542,252
Green Plains, Inc. (a)	5,804	195,130
Kosmos Energy Ltd. (a)	337,153	1,166,549
Magnolia Oil & Gas Corp. Class A (a)	29,093	454,724
Nordic American Tanker Shipping Ltd. (b)	94,274	309,219
PBF Energy, Inc. Class A (a)	90,561	1,385,583
Penn Virginia Corp. (a)	46,333	1,093,922
Range Resources Corp. (a)	29,936	501,727
Renewable Energy Group, Inc. (a)	16,510	1,029,233
SFL Corp. Ltd.	130,600	999,090
SM Energy Co.	104,818	2,581,667
Talos Energy, Inc. (a)	16,193	253,259
Tellurian, Inc. (a)	108,650	505,223
W&T Offshore, Inc. (a)(b)	142,331	690,305
World Fuel Services Corp.	3,597	114,133
		13,296,562

TOTAL ENERGY		17,361,349

FINANCIALS - 15.6%
Banks - 7.3%
1st Source Corp.	7,911	367,545
Ameris Bancorp	6,778	343,170
Banc of California, Inc.	13,210	231,703
BancFirst Corp.	32,236	2,012,493
Bancorp, Inc., Delaware (a)	9,568	220,160
Berkshire Hills Bancorp, Inc.	13,341	365,677
Brookline Bancorp, Inc., Delaware	4,060	60,697
Capital City Bank Group, Inc.	2,021	52,122
Cathay General Bancorp	43,210	1,700,746
CIT Group, Inc.	4,443	229,214
City Holding Co.	822	61,847
Community Bank System, Inc.	1,173	88,737
Community Trust Bancorp, Inc.	4,646	187,605
Eagle Bancorp, Inc.	2,012	112,833
Financial Institutions, Inc.	9,971	299,130
First Bancorp, North Carolina	1,359	55,597
First Bancorp, Puerto Rico	199,215	2,374,643
First Commonwealth Financial Corp.	11,657	164,014
First Financial Bankshares, Inc.	7,215	354,473
First Financial Corp., Indiana	2,272	92,743
First Foundation, Inc.	2,157	48,554
First Interstate Bancsystem, Inc.	12,644	528,899
First of Long Island Corp.	2,509	53,266
Flushing Financial Corp.	3,709	79,484
Fulton Financial Corp.	104,279	1,645,523
Great Southern Bancorp, Inc.	14,899	803,056
Great Western Bancorp, Inc.	4,158	136,341
Hancock Whitney Corp.	42,761	1,900,299
Hilltop Holdings, Inc.	52,909	1,925,888
Hope Bancorp, Inc.	9,759	138,383
Independent Bank Group, Inc.	8,118	600,570
International Bancshares Corp.	47,323	2,032,050
Investors Bancorp, Inc.	183,731	2,620,004
Lakeland Bancorp, Inc.	4,530	79,184
Lakeland Financial Corp.	5,794	357,142
Live Oak Bancshares, Inc. (b)	5,119	302,021
Mercantile Bank Corp.	1,869	56,444
Midland States Bancorp, Inc.	6,056	159,091
Nicolet Bankshares, Inc. (a)	1,637	115,147
OFG Bancorp	34,137	755,110
Old National Bancorp, Indiana	5,408	95,235
Park National Corp.	2,436	286,035
Peapack-Gladstone Financial Corp.	7,329	227,712
Republic Bancorp, Inc., Kentucky Class A	580	26,755
Sandy Spring Bancorp, Inc. (b)	5,086	224,445
ServisFirst Bancshares, Inc.	2,410	163,832
Sierra Bancorp	9,487	241,444
Silvergate Capital Corp. (a)	3,848	436,055
South State Corp.	3,716	303,820
Southside Bancshares, Inc.	8,957	342,426
Texas Capital Bancshares, Inc. (a)	11,844	751,976
Tompkins Financial Corp.	2,742	212,670
Trico Bancshares	4,843	206,215
Trustmark Corp.	8,067	248,464
UMB Financial Corp.	16,859	1,568,899
United Bankshares, Inc., West Virginia	1,318	48,107
United Community Bank, Inc.	10,310	330,023
Univest Corp. of Pennsylvania	8,230	217,025
Valley National Bancorp	47,146	633,171
Washington Trust Bancorp, Inc.	2,490	127,862
WesBanco, Inc.	14,788	526,896
		30,930,672
Capital Markets - 2.9%
Artisan Partners Asset Management, Inc.	47,698	2,424,012
B. Riley Financial, Inc.	3,228	243,714
BGC Partners, Inc. Class A	25,574	145,005
Cohen & Steers, Inc.	20,329	1,668,808
Cowen Group, Inc. Class A	7,294	299,419
Federated Hermes, Inc. Class B (non-vtg.)	47,574	1,613,234
Oppenheimer Holdings, Inc. Class A (non-vtg.)	24,348	1,237,852
Piper Jaffray Companies	12,582	1,630,124
PJT Partners, Inc.	7,339	523,858
Pzena Investment Management, Inc.	3,325	36,608
Stifel Financial Corp.	23,144	1,501,120
StoneX Group, Inc. (a)	13,933	845,315
		12,169,069
Consumer Finance - 1.0%
Enova International, Inc. (a)	40,993	1,402,371
LendingClub Corp. (a)	33,164	601,263
Nelnet, Inc. Class A	24,179	1,818,986
PROG Holdings, Inc.	6,422	309,091
		4,131,711
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. (a)	23,876	809,635
Marlin Business Services Corp.	11,065	251,839
		1,061,474
Insurance - 1.6%
Amerisafe, Inc.	8,733	521,273
Crawford & Co. Class B	2,914	25,060
Employers Holdings, Inc.	5,775	247,170
Goosehead Insurance	1,194	151,996
Horace Mann Educators Corp.	16,150	604,333
Investors Title Co.	39	6,811
ProAssurance Corp.	10,326	234,917
Safety Insurance Group, Inc.	422	33,034
Selective Insurance Group, Inc.	26,460	2,147,229
Trupanion, Inc. (a)	24,997	2,877,155
		6,848,978
Mortgage Real Estate Investment Trusts - 0.6%
Apollo Commercial Real Estate Finance, Inc.	17,119	273,048
Arbor Realty Trust, Inc.	83,392	1,486,045
Granite Point Mortgage Trust, Inc.	9,574	141,217
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,633	147,843
Invesco Mortgage Capital, Inc.	68,514	267,205
Redwood Trust, Inc.	5,699	68,787
		2,384,145
Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd.	44,466	1,998,747
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,557	549,587
Northwest Bancshares, Inc.	69,060	941,978
Pennymac Financial Services, Inc.	4,363	269,284
Premier Financial Corp.	6,703	190,432
Radian Group, Inc.	87,765	1,952,771
Walker & Dunlop, Inc.	14,203	1,482,509
Washington Federal, Inc.	20,614	655,113
Waterstone Financial, Inc.	18,591	365,499
		8,405,920

TOTAL FINANCIALS		65,931,969

HEALTH CARE - 18.6%
Biotechnology - 9.0%
ACADIA Pharmaceuticals, Inc. (a)	3,448	84,097
Adverum Biotechnologies, Inc. (a)	36,860	129,010
Affimed NV (a)	44,010	374,085
Agenus, Inc. (a)(b)	82,512	452,991
Agios Pharmaceuticals, Inc. (a)	14,129	778,649
Akebia Therapeutics, Inc. (a)(b)	76,900	291,451
Alkermes PLC (a)	30,372	744,721
Allakos, Inc. (a)	2,237	190,973
Allogene Therapeutics, Inc. (a)(b)	4,077	106,328
ALX Oncology Holdings, Inc. (a)	4,186	228,890
Amicus Therapeutics, Inc. (a)	28,089	270,778
AnaptysBio, Inc. (a)(b)	8,870	229,999
Anavex Life Sciences Corp. (a)	15,551	355,496
Anika Therapeutics, Inc. (a)	3,044	131,775
Apellis Pharmaceuticals, Inc. (a)	11,523	728,254
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,347	147,102
Arcus Biosciences, Inc. (a)	9,149	251,232
Ardelyx, Inc. (a)	39,246	297,485
Arena Pharmaceuticals, Inc. (a)	5,674	386,967
Arrowhead Pharmaceuticals, Inc. (a)	11,541	955,826
Assembly Biosciences, Inc. (a)	47,445	184,087
Atara Biotherapeutics, Inc. (a)	22,010	342,256
Athenex, Inc. (a)(b)	9,348	43,188
Athersys, Inc. (a)(b)	87,918	126,602
AVROBIO, Inc. (a)	6,648	59,101
Beam Therapeutics, Inc. (a)(b)	9,494	1,221,973
BioCryst Pharmaceuticals, Inc. (a)(b)	7,002	110,702
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,068	492,001
BioXcel Therapeutics, Inc. (a)	5,772	167,734
bluebird bio, Inc. (a)	16,516	528,182
Blueprint Medicines Corp. (a)	6,174	543,065
BridgeBio Pharma, Inc. (a)	10,113	616,488
C4 Therapeutics, Inc.	10,032	379,611
Calithera Biosciences, Inc. (a)	50,864	106,306
CareDx, Inc. (a)	4,409	403,512
Catalyst Biosciences, Inc. (a)	22,492	97,390
Catalyst Pharmaceutical Partners, Inc. (a)	67,070	385,653
ChemoCentryx, Inc. (a)	4,452	59,612
Chimerix, Inc. (a)	48,437	387,496
Clovis Oncology, Inc. (a)(b)	46,298	268,528
Coherus BioSciences, Inc. (a)	20,486	283,321
Concert Pharmaceuticals, Inc. (a)	30,355	128,098
Corbus Pharmaceuticals Holdings, Inc. (a)	133,842	244,931
Cue Biopharma, Inc. (a)	7,593	88,458
Cytokinetics, Inc. (a)	4,303	85,156
CytomX Therapeutics, Inc. (a)	22,745	143,976
Deciphera Pharmaceuticals, Inc. (a)	7,105	260,114
Denali Therapeutics, Inc. (a)	9,561	749,965
Dicerna Pharmaceuticals, Inc. (a)	4,281	159,767
Eagle Pharmaceuticals, Inc. (a)(b)	4,298	183,954
Editas Medicine, Inc. (a)(b)	13,506	764,980
Eiger Biopharmaceuticals, Inc. (a)	11,085	94,444
Emergent BioSolutions, Inc. (a)	10,306	649,175
Enanta Pharmaceuticals, Inc. (a)	835	36,748
Epizyme, Inc. (a)(b)	18,124	150,610
Fate Therapeutics, Inc. (a)	14,482	1,256,893
FibroGen, Inc. (a)	12,137	323,208
Flexion Therapeutics, Inc. (a)(b)	22,855	188,097
Fortress Biotech, Inc. (a)	29,160	104,101
Global Blood Therapeutics, Inc. (a)(b)	14,740	516,195
Gritstone Bio, Inc. (a)(b)	10,216	93,272
Halozyme Therapeutics, Inc. (a)	25,948	1,178,299
Heron Therapeutics, Inc. (a)(b)	6,413	99,530
ImmunoGen, Inc. (a)	67,818	446,921
Immunovant, Inc. (a)	20,606	217,805
Insmed, Inc. (a)	10,005	284,742
Intellia Therapeutics, Inc. (a)	10,655	1,725,151
Intercept Pharmaceuticals, Inc. (a)(b)	10,280	205,292
Invitae Corp. (a)(b)	30,158	1,017,229
Iovance Biotherapeutics, Inc. (a)	2,874	74,781
Ironwood Pharmaceuticals, Inc. Class A (a)	41,573	535,045
Jounce Therapeutics, Inc. (a)	4,741	32,239
Kadmon Holdings, Inc. (a)	34,113	132,017
Karuna Therapeutics, Inc. (a)	983	112,052
Karyopharm Therapeutics, Inc. (a)(b)	14,494	149,578
Kindred Biosciences, Inc. (a)	23,627	216,660
Kodiak Sciences, Inc. (a)	2,921	271,653
Krystal Biotech, Inc. (a)	1,245	84,660
Kura Oncology, Inc. (a)	4,096	85,402
La Jolla Pharmaceutical Co. (a)(b)	31,428	134,512
Lexicon Pharmaceuticals, Inc. (a)	42,543	195,272
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,040	136,438
Macrogenics, Inc. (a)	9,465	254,230
Madrigal Pharmaceuticals, Inc. (a)	3,592	349,897
Mersana Therapeutics, Inc. (a)	3,495	47,462
Minerva Neurosciences, Inc. (a)	60,847	141,165
Mirati Therapeutics, Inc. (a)	2,724	440,008
Molecular Templates, Inc. (a)	9,139	71,467
Mustang Bio, Inc. (a)	37,604	124,845
Myriad Genetics, Inc. (a)	12,506	382,433
Natera, Inc. (a)	3,539	401,783
Novavax, Inc. (a)	2,123	450,734
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	101,894	412,671
Organogenesis Holdings, Inc. Class A (a)(b)	6,227	103,493
Ovid Therapeutics, Inc. (a)(b)	20,967	81,981
Oyster Point Pharma, Inc. (a)(b)	3,371	57,947
Pieris Pharmaceuticals, Inc. (a)(b)	23,891	91,503
Precigen, Inc. (a)(b)	43,524	283,776
Protagonist Therapeutics, Inc. (a)	5,170	232,030
PTC Therapeutics, Inc. (a)	13,178	557,034
Puma Biotechnology, Inc. (a)	17,968	164,946
Radius Health, Inc. (a)	15,398	280,860
REGENXBIO, Inc. (a)	4,967	192,968
Relay Therapeutics, Inc. (a)	1,576	57,666
Revolution Medicines, Inc. (a)(b)	1,785	56,656
Rigel Pharmaceuticals, Inc. (a)	37,029	160,706
Rocket Pharmaceuticals, Inc. (a)	1,697	75,160
Rubius Therapeutics, Inc. (a)	7,421	181,147
Sangamo Therapeutics, Inc. (a)	4,891	58,545
Selecta Biosciences, Inc. (a)	31,656	132,322
Seres Therapeutics, Inc. (a)(b)	3,233	77,107
Solid Biosciences, Inc. (a)	27,368	100,167
Springworks Therapeutics, Inc. (a)	1,199	98,810
Surface Oncology, Inc. (a)	15,528	115,839
Syndax Pharmaceuticals, Inc. (a)(b)	8,882	152,504
TCR2 Therapeutics, Inc. (a)	2,036	33,411
TG Therapeutics, Inc. (a)	23,117	896,708
Translate Bio, Inc. (a)(b)	3,639	100,218
Travere Therapeutics, Inc. (a)	17,671	257,820
Turning Point Therapeutics, Inc. (a)	3,742	291,951
Twist Bioscience Corp. (a)	4,821	642,398
Ultragenyx Pharmaceutical, Inc. (a)	4,280	408,098
Vanda Pharmaceuticals, Inc. (a)	18,155	390,514
Veracyte, Inc. (a)	5,811	232,324
Vericel Corp. (a)	2,440	128,100
Vir Biotechnology, Inc. (a)	12,613	596,343
Voyager Therapeutics, Inc. (a)	16,802	69,392
Xbiotech, Inc.	6,974	115,489
Xencor, Inc. (a)	4,370	150,721
Y-mAbs Therapeutics, Inc. (a)	1,058	35,760
		38,239,446
Health Care Equipment & Supplies - 3.0%
Accuray, Inc. (a)(b)	101,505	458,803
Atricure, Inc. (a)	16,727	1,326,953
Axonics Modulation Technologies, Inc. (a)	768	48,699
Cardiovascular Systems, Inc. (a)	32,215	1,373,970
Cerus Corp. (a)	36,650	216,602
ConforMis, Inc. (a)	37,719	43,377
CryoPort, Inc. (a)(b)	2,025	127,778
Inari Medical, Inc. (a)	1,873	174,713
Integer Holdings Corp. (a)	4,735	446,037
Invacare Corp. (a)	12,892	104,038
Lantheus Holdings, Inc. (a)	30,178	834,120
LeMaitre Vascular, Inc.	2,807	171,283
LivaNova PLC (a)	2,189	184,117
Meridian Bioscience, Inc. (a)	68,671	1,523,123
Nevro Corp. (a)	6,367	1,055,585
Novocure Ltd. (a)	2,777	615,994
Orthofix International NV (a)	11,528	462,388
Seaspine Holdings Corp. (a)	2,745	56,300
Shockwave Medical, Inc. (a)	2,435	461,993
Sientra, Inc. (a)(b)	52,608	418,760
Staar Surgical Co. (a)	4,713	718,733
SurModics, Inc. (a)	23,987	1,301,295
Tandem Diabetes Care, Inc. (a)	4,053	394,762
		12,519,423
Health Care Providers & Services - 3.1%
AdaptHealth Corp. (a)	17,332	475,070
Amedisys, Inc. (a)	1,330	325,757
Apollo Medical Holdings, Inc. (a)(b)	8,981	564,097
Brookdale Senior Living, Inc. (a)	75,224	594,270
Corvel Corp. (a)	16,271	2,185,195
Cross Country Healthcare, Inc. (a)	2,663	43,966
Modivcare, Inc. (a)	4,976	846,268
National Healthcare Corp.	14,615	1,021,589
Owens & Minor, Inc.	21,733	919,958
Patterson Companies, Inc.	21,769	661,560
Select Medical Holdings Corp.	59,229	2,503,018
Tenet Healthcare Corp. (a)	46,095	3,087,904
		13,228,652
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (a)	143,204	2,650,706
HealthStream, Inc. (a)	11,157	311,727
Inovalon Holdings, Inc. Class A (a)	21,256	724,404
Inspire Medical Systems, Inc. (a)	2,484	480,058
Nextgen Healthcare, Inc. (a)	90,530	1,501,893
OptimizeRx Corp. (a)(b)	9,717	601,482
Phreesia, Inc. (a)	6,409	392,872
Schrodinger, Inc. (a)	1,532	115,835
		6,778,977
Life Sciences Tools & Services - 0.9%
Berkeley Lights, Inc. (a)	10,686	478,840
Fluidigm Corp. (a)(b)	15,317	94,353
Medpace Holdings, Inc. (a)	5,893	1,040,881
Nanostring Technologies, Inc. (a)	8,879	575,270
NeoGenomics, Inc. (a)	11,341	512,273
Pacific Biosciences of California, Inc. (a)	20,196	706,254
Quanterix Corp. (a)	4,465	261,917
		3,669,788
Pharmaceuticals - 1.0%
Amneal Pharmaceuticals, Inc. (a)	41,668	213,340
Amphastar Pharmaceuticals, Inc. (a)	7,335	147,874
Arvinas Holding Co. LLC (a)	2,597	199,969
Axsome Therapeutics, Inc. (a)	1,812	122,238
Cara Therapeutics, Inc. (a)	13,987	199,594
Cassava Sciences, Inc. (a)	2,355	201,211
Cerecor, Inc. (a)	8,752	28,619
Collegium Pharmaceutical, Inc. (a)	4,914	116,167
Corcept Therapeutics, Inc. (a)	19,877	437,294
Endo International PLC (a)	59,527	278,586
Intra-Cellular Therapies, Inc. (a)	4,692	191,527
Liquidia Technologies, Inc. (a)	26,751	76,508
NGM Biopharmaceuticals, Inc. (a)	7,628	150,424
Odonate Therapeutics, Inc. (a)	30,440	106,236
Pacira Biosciences, Inc. (a)	8,233	499,578
Prestige Brands Holdings, Inc. (a)	10,093	525,845
Reata Pharmaceuticals, Inc. (a)	2,276	322,122
Revance Therapeutics, Inc. (a)	1,935	57,353
Theravance Biopharma, Inc. (a)	9,414	136,691
WAVE Life Sciences (a)	22,461	149,590
		4,160,766

TOTAL HEALTH CARE		78,597,052

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.3%
AAR Corp. (a)	42,695	1,654,431
Aerojet Rocketdyne Holdings, Inc.	1,283	61,956
Astronics Corp. (a)	29,986	525,055
Moog, Inc. Class A	22,731	1,910,768
Parsons Corp. (a)	34,088	1,341,704
		5,493,914
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	9,026	614,761
Airlines - 0.2%
Mesa Air Group, Inc. (a)	73,417	684,981
SkyWest, Inc. (a)	4,545	195,753
		880,734
Building Products - 1.4%
Advanced Drain Systems, Inc.	4,999	582,733
Cornerstone Building Brands, Inc. (a)	18,650	339,057
Gibraltar Industries, Inc. (a)	5,972	455,723
Griffon Corp.	1,959	50,209
Quanex Building Products Corp.	38,152	947,696
Resideo Technologies, Inc. (a)	18,878	566,340
Simpson Manufacturing Co. Ltd.	6,009	663,634
UFP Industries, Inc.	32,331	2,403,487
		6,008,879
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	3,241	143,738
Brady Corp. Class A	24,607	1,378,976
BrightView Holdings, Inc. (a)	5,912	95,301
Healthcare Services Group, Inc. (b)	8,467	267,303
Kimball International, Inc. Class B	32,844	431,899
Tetra Tech, Inc.	8,184	998,775
UniFirst Corp.	8,230	1,931,087
VSE Corp.	831	41,143
		5,288,222
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	2,920	230,067
EMCOR Group, Inc.	25,289	3,115,352
Great Lakes Dredge & Dock Corp. (a)	35,127	513,205
Primoris Services Corp.	8,330	245,152
		4,103,776
Electrical Equipment - 2.2%
Atkore, Inc. (a)	31,407	2,229,897
AZZ, Inc.	11,764	609,140
Encore Wire Corp.	26,737	2,026,397
EnerSys	19,513	1,907,005
FuelCell Energy, Inc. (a)(b)	26,133	232,584
Generac Holdings, Inc. (a)	2,652	1,100,978
Plug Power, Inc. (a)	18,135	620,036
Preformed Line Products Co.	6,910	512,722
		9,238,759
Machinery - 3.2%
Albany International Corp. Class A	1,809	161,471
Altra Industrial Motion Corp.	12,148	789,863
CIRCOR International, Inc. (a)	6,742	219,789
Columbus McKinnon Corp. (NY Shares)	2,502	120,696
Energy Recovery, Inc. (a)	5,819	132,557
EnPro Industries, Inc.	9,034	877,653
Evoqua Water Technologies Corp. (a)	22,542	761,469
Franklin Electric Co., Inc.	1,431	115,367
Gorman-Rupp Co.	3,647	125,603
Helios Technologies, Inc.	4,176	325,937
Hillenbrand, Inc.	27,674	1,219,870
Hurco Companies, Inc.	10,774	377,090
Hyster-Yale Materials Handling Class A	7,019	512,247
Kennametal, Inc.	12,340	443,253
L.B. Foster Co. Class A (a)	3,589	66,899
Lydall, Inc. (a)	5,729	346,719
Manitowoc Co., Inc. (a)	15,416	377,692
Mueller Industries, Inc.	24,490	1,060,662
Nikola Corp. (a)(b)	15,894	287,046
Proto Labs, Inc. (a)	4,598	422,096
Rexnord Corp.	58,084	2,906,523
Tennant Co.	2,680	213,998
Terex Corp.	13,987	666,061
The Greenbrier Companies, Inc. (b)	7,661	333,866
Wabash National Corp. (b)	4,074	65,184
Watts Water Technologies, Inc. Class A	4,891	713,646
		13,643,257
Marine - 0.2%
Costamare, Inc.	31,630	373,550
Matson, Inc.	2,885	184,640
Safe Bulkers, Inc. (a)	91,105	365,331
		923,521
Professional Services - 1.9%
Barrett Business Services, Inc.	2,801	203,381
CRA International, Inc.	2,910	249,096
Heidrick & Struggles International, Inc.	34,552	1,539,292
Kforce, Inc.	34,982	2,201,417
Korn Ferry	7,261	526,786
ManTech International Corp. Class A	4,761	412,017
TriNet Group, Inc. (a)	10,187	738,354
Upwork, Inc. (a)	36,329	2,117,617
		7,987,960
Road & Rail - 0.5%
ArcBest Corp.	10,005	582,191
Heartland Express, Inc.	6,013	103,003
Marten Transport Ltd.	46,928	773,843
Saia, Inc. (a)	3,181	666,388
		2,125,425
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	16,436	1,496,662
Boise Cascade Co.	36,521	2,131,000
Global Industrial Co. (b)	20,490	752,188
GMS, Inc. (a)	24,000	1,155,360
Herc Holdings, Inc. (a)	5,360	600,695
NOW, Inc. (a)	20,680	196,253
Rush Enterprises, Inc. Class A	47,351	2,047,457
Titan Machinery, Inc. (a)	2,044	63,241
Veritiv Corp. (a)	4,579	281,242
		8,724,098

TOTAL INDUSTRIALS		65,033,306

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 1.0%
ADTRAN, Inc.	12,095	249,762
Calix, Inc. (a)	54,559	2,591,553
Comtech Telecommunications Corp.	2,631	63,565
Digi International, Inc. (a)	5,184	104,250
Extreme Networks, Inc. (a)	37,946	423,477
Inseego Corp. (a)(b)	45,432	458,409
Plantronics, Inc. (a)	2,399	100,110
		3,991,126
Electronic Equipment & Components - 1.2%
Arlo Technologies, Inc. (a)	10,515	71,187
Badger Meter, Inc.	1,044	102,437
ePlus, Inc. (a)	3,725	322,920
II-VI, Inc. (a)	13,130	953,107
Insight Enterprises, Inc. (a)	9,870	987,099
Itron, Inc. (a)	663	66,287
Kimball Electronics, Inc. (a)	36,672	797,249
Methode Electronics, Inc. Class A	14,653	721,074
MicroVision, Inc. (a)	9,660	161,805
PC Connection, Inc.	10,085	466,633
ScanSource, Inc. (a)	20,680	581,728
		5,231,526
IT Services - 0.5%
Brightcove, Inc. (a)	4,515	64,790
Conduent, Inc. (a)	19,512	146,340
CSG Systems International, Inc.	3,983	187,918
EVERTEC, Inc.	26,654	1,163,447
Limelight Networks, Inc. (a)	63,732	200,756
Marathon Digital Holdings, Inc. (a)	5,935	186,181
Sykes Enterprises, Inc. (a)	4,726	253,786
		2,203,218
Semiconductors & Semiconductor Equipment - 3.9%
Alpha & Omega Semiconductor Ltd. (a)	8,672	263,542
Ambarella, Inc. (a)	10,338	1,102,341
Amkor Technology, Inc.	66,689	1,578,529
CEVA, Inc. (a)	1,459	69,011
Cirrus Logic, Inc. (a)	15,604	1,328,212
Diodes, Inc. (a)	15,672	1,250,155
FormFactor, Inc. (a)	11,096	404,560
Lattice Semiconductor Corp. (a)	43,260	2,430,347
NeoPhotonics Corp. (a)	97,413	994,587
Photronics, Inc. (a)	7,488	98,916
Power Integrations, Inc.	17,842	1,464,115
Semtech Corp. (a)	3,225	221,880
Silicon Laboratories, Inc. (a)	14,213	2,178,142
Synaptics, Inc. (a)	19,808	3,081,729
Veeco Instruments, Inc. (a)(b)	1,548	37,214
		16,503,280
Software - 5.4%
A10 Networks, Inc. (a)	42,550	479,113
Agilysys, Inc. (a)	38,645	2,197,741
Appian Corp. Class A (a)(b)	5,082	700,046
Asana, Inc. (a)	6,588	408,654
BlackLine, Inc. (a)	17,437	1,940,215
Bottomline Technologies, Inc. (a)	1,107	41,048
Box, Inc. Class A (a)	30,624	782,443
Cloudera, Inc. (a)	3,270	51,862
Cognyte Software Ltd. (a)	2,857	69,997
CommVault Systems, Inc. (a)	33,717	2,635,658
Cornerstone OnDemand, Inc. (a)	11,794	608,335
Digital Turbine, Inc. (a)	25,191	1,915,272
Domo, Inc. Class B (a)	21,279	1,719,982
Ebix, Inc.	2,742	92,954
MicroStrategy, Inc. Class A (a)(b)	1,212	805,374
Progress Software Corp.	38,685	1,789,181
Q2 Holdings, Inc. (a)	16,066	1,648,050
Qualys, Inc. (a)	12,704	1,279,166
Riot Blockchain, Inc. (a)	5,359	201,874
SecureWorks Corp. (a)	6,483	120,130
Sprout Social, Inc. (a)	3,761	336,309
SPS Commerce, Inc. (a)	14,710	1,468,794
Tenable Holdings, Inc. (a)	5,044	208,569
Verint Systems, Inc. (a)	13,013	586,496
Yext, Inc. (a)	7,971	113,906
Zuora, Inc. (a)	26,113	450,449
		22,651,618
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)(b)	15,580	622,733
Avid Technology, Inc. (a)	63,952	2,503,721
Diebold Nixdorf, Inc. (a)	26,304	337,743
		3,464,197

TOTAL INFORMATION TECHNOLOGY		54,044,965

MATERIALS - 4.0%
Chemicals - 0.9%
Avient Corp.	24,605	1,209,582
FutureFuel Corp.	25,478	244,589
Hawkins, Inc.	1,496	48,994
Rayonier Advanced Materials, Inc. (a)	30,275	202,540
Stepan Co.	13,801	1,659,846
Tronox Holdings PLC	19,346	433,350
		3,798,901
Containers & Packaging - 0.4%
Myers Industries, Inc.	72,680	1,526,280
Metals & Mining - 2.0%
Alcoa Corp. (a)	18,444	679,477
Arconic Corp. (a)	9,991	355,879
Cleveland-Cliffs, Inc. (a)(b)	111,626	2,406,657
Coeur d'Alene Mines Corp. (a)	26,528	235,569
Commercial Metals Co.	49,766	1,528,812
Materion Corp.	4,285	322,875
Novagold Resources, Inc. (a)	31,661	253,605
Olympic Steel, Inc.	1,894	55,665
Schnitzer Steel Industries, Inc. Class A	1,346	66,021
United States Steel Corp.	20,339	488,136
Worthington Industries, Inc.	35,337	2,161,918
		8,554,614
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	36,041	2,172,912
Schweitzer-Mauduit International, Inc.	17,281	697,807
		2,870,719

TOTAL MATERIALS		16,750,514

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Agree Realty Corp.	34,636	2,441,492
American Assets Trust, Inc.	42,164	1,572,296
American Finance Trust, Inc.	20,393	172,933
Armada Hoffler Properties, Inc.	4,724	62,782
CareTrust (REIT), Inc.	9,023	209,604
CatchMark Timber Trust, Inc.	8,178	95,683
City Office REIT, Inc.	8,918	110,851
DiamondRock Hospitality Co. (a)	10,538	102,219
Digitalbridge Group, Inc. (a)	92,718	732,472
Diversified Healthcare Trust (SBI)	84,311	352,420
Easterly Government Properties, Inc.	15,526	327,288
EastGroup Properties, Inc.	8,051	1,323,987
Equity Commonwealth	8,224	215,469
Essential Properties Realty Trust, Inc.	15,106	408,466
Farmland Partners, Inc.	6,202	74,734
Four Corners Property Trust, Inc.	15,993	441,567
Gladstone Land Corp.	5,610	134,977
Global Net Lease, Inc.	16,332	302,142
Healthcare Realty Trust, Inc.	18,757	566,461
Independence Realty Trust, Inc.	7,793	142,066
Kite Realty Group Trust	19,452	428,139
National Storage Affiliates Trust	53,181	2,688,831
New Senior Investment Group, Inc.	8,582	75,350
Potlatch Corp.	1,063	56,498
Preferred Apartment Communities, Inc. Class A	13,353	130,192
PS Business Parks, Inc.	13,389	1,982,643
QTS Realty Trust, Inc. Class A	3,720	287,556
RLJ Lodging Trust	112,190	1,708,654
Safehold, Inc.	2,485	195,073
Stag Industrial, Inc.	7,037	263,395
Sunstone Hotel Investors, Inc. (a)	126,307	1,568,733
Terreno Realty Corp.	25,405	1,639,131
The GEO Group, Inc. (b)	75,631	538,493
Xenia Hotels & Resorts, Inc. (a)	57,437	1,075,795
		22,428,392
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. (a)(b)	12,772	495,170
Gyrodyne LLC (a)	106	1,420
Kennedy-Wilson Holdings, Inc.	33,072	657,141
Marcus & Millichap, Inc. (a)	19,951	775,495
Newmark Group, Inc.	152,966	1,837,122
Rafael Holdings, Inc. (a)	899	45,894
RE/MAX Holdings, Inc.	9,840	327,967
Redfin Corp. (a)	3,800	240,958
The RMR Group, Inc.	31,055	1,199,965
		5,581,132

TOTAL REAL ESTATE		28,009,524

UTILITIES - 1.4%
Electric Utilities - 0.3%
Allete, Inc.	6,991	489,230
MGE Energy, Inc.	1,421	105,779
Otter Tail Corp.	12,366	603,584
PNM Resources, Inc.	3,034	147,968
		1,346,561
Gas Utilities - 0.1%
New Jersey Resources Corp.	9,774	386,757
South Jersey Industries, Inc. (b)	4,912	127,368
		514,125
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class A	60,945	1,537,033
Ormat Technologies, Inc. (b)	6,638	461,540
		1,998,573
Multi-Utilities - 0.2%
Avista Corp.	8,042	343,152
Black Hills Corp.	3,572	234,430
NorthWestern Energy Corp.	937	56,426
		634,008
Water Utilities - 0.3%
American States Water Co.	5,793	460,891
California Water Service Group	8,769	487,030
Consolidated Water Co., Inc. (b)	2,340	27,448
Middlesex Water Co.	4,548	371,708
		1,347,077

TOTAL UTILITIES		5,840,344

TOTAL COMMON STOCKS
(Cost $293,721,070)		408,718,756

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc.
(Cost $7,288)	275	8,506

Money Market Funds - 8.1%
Fidelity Cash Central Fund 0.06% (d)	12,562,987	12,565,499
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	21,780,803	21,782,981
TOTAL MONEY MARKET FUNDS
(Cost $34,348,480)		34,348,480
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $328,076,838)		443,075,742
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(20,797,712)
NET ASSETS - 100%		$422,278,030

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	120	Sept. 2021	$13,846,800	$(60,062)	$(60,062)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,470
Fidelity Securities Lending Cash Central Fund	33,475
Total	$36,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,031,216	$100,010,098	$97,475,691	$(124)	$--	$12,565,499	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	16,845,599	70,603,774	65,666,392	--	--	21,782,981	0.1%
Total	$26,876,815	$170,613,872	$163,142,083	$(124)	$--	$34,348,480

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,057,370	$11,057,370	$--	$--
Consumer Discretionary	56,252,383	56,252,383	--	--
Consumer Staples	9,839,980	9,839,980	--	--
Energy	17,361,349	17,361,349	--	--
Financials	65,931,969	65,931,969	--	--
Health Care	78,597,052	78,597,052	--	--
Industrials	65,041,812	65,041,812	--	--
Information Technology	54,044,965	54,044,965	--	--
Materials	16,750,514	16,750,514	--	--
Real Estate	28,009,524	28,009,524	--	--
Utilities	5,840,344	5,840,344	--	--
Money Market Funds	34,348,480	34,348,480	--	--
Total Investments in Securities:	$443,075,742	$443,075,742	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(60,062)	$(60,062)	$--	$--
Total Liabilities	$(60,062)	$(60,062)	$--	$--
Total Derivative Instruments:	$(60,062)	$(60,062)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(60,062)
Total Equity Risk	0	(60,062)
Total Value of Derivatives	$0	$(60,062)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,396,641) — See accompanying schedule: Unaffiliated issuers (cost $293,728,358)	$408,727,262
Fidelity Central Funds (cost $34,348,480)	34,348,480
Total Investment in Securities (cost $328,076,838)		$443,075,742
Segregated cash with brokers for derivative instruments		721,500
Receivable for investments sold		5,540,708
Receivable for fund shares sold		1,057
Dividends receivable		184,982
Distributions receivable from Fidelity Central Funds		6,798
Receivable for daily variation margin on futures contracts		19,924
Total assets		449,550,711
Liabilities
Payable for investments purchased	$4,910,010
Payable for fund shares redeemed	326,084
Accrued management fee	156,426
Distribution and service plan fees payable	4,146
Other affiliated payables	58,970
Other payables and accrued expenses	37,225
Collateral on securities loaned	21,779,820
Total liabilities		27,272,681
Net Assets		$422,278,030
Net Assets consist of:
Paid in capital		$291,699,557
Total accumulated earnings (loss)		130,578,473
Net Assets		$422,278,030
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($36,094,991 ÷ 1,731,968 shares)		$20.84
Service Class:
Net Asset Value, offering price and redemption price per share ($307,884 ÷ 14,729 shares)		$20.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($20,778,460 ÷ 995,962 shares)		$20.86
Investor Class:
Net Asset Value, offering price and redemption price per share ($365,096,695 ÷ 17,608,570 shares)		$20.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$1,614,007
Income from Fidelity Central Funds (including $33,475 from security lending)		36,945
Total income		1,650,952
Expenses
Management fee	$871,159
Transfer agent fees	251,828
Distribution and service plan fees	22,823
Accounting fees	75,307
Custodian fees and expenses	18,595
Independent trustees' fees and expenses	604
Audit	24,761
Legal	3,341
Miscellaneous	582
Total expenses before reductions	1,269,000
Expense reductions	(26)
Total expenses after reductions		1,268,974
Net investment income (loss)		381,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,458,280
Fidelity Central Funds	(124)
Futures contracts	708,154
Total net realized gain (loss)		23,166,310
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,900,680
Futures contracts	(334,811)
Total change in net unrealized appreciation (depreciation)		41,565,869
Net gain (loss)		64,732,179
Net increase (decrease) in net assets resulting from operations		$65,114,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$381,978	$1,548,209
Net realized gain (loss)	23,166,310	332,313
Change in net unrealized appreciation (depreciation)	41,565,869	35,405,079
Net increase (decrease) in net assets resulting from operations	65,114,157	37,285,601
Distributions to shareholders	(385,520)	(1,649,388)
Share transactions - net increase (decrease)	62,946,115	(9,242,711)
Total increase (decrease) in net assets	127,674,752	26,393,502
Net Assets
Beginning of period	294,603,278	268,209,776
End of period	$422,278,030	$294,603,278

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$14.68	$13.07	$16.86	$16.25	$14.52
Income from Investment Operations
Net investment income (loss)A	.03	.10	.15	.14	.11	.13
Net realized and unrealized gain (loss)	3.56	2.60	2.81	(2.20)	1.01	2.75
Total from investment operations	3.59	2.70	2.96	(2.06)	1.12	2.88
Distributions from net investment income	(.02)	(.11)	(.14)	(.14)	(.12)	(.09)
Distributions from net realized gain	–	–	(1.21)	(1.59)	(.40)	(1.06)
Total distributions	(.02)	(.11)	(1.35)	(1.73)	(.51)B	(1.15)
Net asset value, end of period	$20.84	$17.27	$14.68	$13.07	$16.86	$16.25
Total ReturnC,D,E	20.81%	18.45%	23.71%	(13.08)%	7.02%	22.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.60%	.59%	.60%	.83%	.86%
Expenses net of fee waivers, if any	.57%H	.60%	.59%	.60%	.83%	.86%
Expenses net of all reductions	.57%H	.60%	.59%	.60%	.83%	.86%
Net investment income (loss)	.27%H	.77%	1.05%	.90%	.67%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$36,095	$23,919	$23,600	$24,285	$31,332	$41,185
Portfolio turnover rateI	56%H	57%	77%	103%	103%	83%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.33	$14.74	$13.12	$16.91	$16.29	$14.56
Income from Investment Operations
Net investment income (loss)A	.02	.09	.13	.13	.09	.11
Net realized and unrealized gain (loss)	3.57	2.59	2.83	(2.21)	1.03	2.75
Total from investment operations	3.59	2.68	2.96	(2.08)	1.12	2.86
Distributions from net investment income	(.02)	(.09)	(.13)	(.12)	(.10)	(.07)
Distributions from net realized gain	–	–	(1.21)	(1.59)	(.40)	(1.06)
Total distributions	(.02)	(.09)	(1.34)	(1.71)	(.50)	(1.13)
Net asset value, end of period	$20.90	$17.33	$14.74	$13.12	$16.91	$16.29
Total ReturnB,C,D	20.78%	18.28%	23.59%	(13.13)%	6.97%	22.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.70%	.69%	.70%	.93%	.96%
Expenses net of fee waivers, if any	.68%G	.70%	.69%	.70%	.93%	.96%
Expenses net of all reductions	.68%G	.70%	.69%	.70%	.93%	.96%
Net investment income (loss)	.17%G	.67%	.95%	.80%	.57%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$308	$255	$217	$193	$249	$266
Portfolio turnover rateH	56%G	57%	77%	103%	103%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.30	$14.72	$13.11	$16.90	$16.29	$14.58
Income from Investment Operations
Net investment income (loss)A	–B	.07	.11	.10	.07	.09
Net realized and unrealized gain (loss)	3.58	2.59	2.82	(2.20)	1.02	2.75
Total from investment operations	3.58	2.66	2.93	(2.10)	1.09	2.84
Distributions from net investment income	(.02)	(.08)	(.11)	(.10)	(.08)	(.07)
Distributions from net realized gain	–	–	(1.21)	(1.59)	(.40)	(1.06)
Total distributions	(.02)	(.08)	(1.32)	(1.69)	(.48)	(1.13)
Net asset value, end of period	$20.86	$17.30	$14.72	$13.11	$16.90	$16.29
Total ReturnC,D,E	20.68%	18.12%	23.37%	(13.29)%	6.79%	22.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.85%	.84%	.85%	1.08%	1.11%
Expenses net of fee waivers, if any	.82%H	.85%	.84%	.85%	1.08%	1.11%
Expenses net of all reductions	.82%H	.85%	.84%	.85%	1.08%	1.11%
Net investment income (loss)	.03%H	.52%	.80%	.65%	.42%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$20,778	$13,720	$9,767	$6,823	$7,881	$6,403
Portfolio turnover rateI	56%H	57%	77%	103%	103%	83%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.18	$14.61	$13.02	$16.79	$16.19	$14.48
Income from Investment Operations
Net investment income (loss)A	.02	.09	.13	.13	.09	.11
Net realized and unrealized gain (loss)	3.55	2.58	2.80	(2.19)	1.01	2.74
Total from investment operations	3.57	2.67	2.93	(2.06)	1.10	2.85
Distributions from net investment income	(.02)	(.10)	(.13)	(.12)	(.10)	(.08)
Distributions from net realized gain	–	–	(1.21)	(1.59)	(.40)	(1.06)
Total distributions	(.02)	(.10)	(1.34)	(1.71)	(.50)	(1.14)
Net asset value, end of period	$20.73	$17.18	$14.61	$13.02	$16.79	$16.19
Total ReturnB,C,D	20.79%	18.33%	23.55%	(13.09)%	6.91%	22.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.67%	.67%	.68%	.91%	.94%
Expenses net of fee waivers, if any	.65%G	.67%	.67%	.68%	.91%	.94%
Expenses net of all reductions	.65%G	.67%	.67%	.68%	.91%	.94%
Net investment income (loss)	.20%G	.70%	.97%	.82%	.59%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$365,097	$256,709	$234,625	$213,119	$251,217	$263,763
Portfolio turnover rateH	56%G	57%	77%	103%	103%	83%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$126,923,003
Gross unrealized depreciation	(13,663,640)
Net unrealized appreciation (depreciation)	$113,259,363
Tax cost	$329,816,379

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(6,675,645)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	162,920,405	103,031,078

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$146
Service Class 2	22,677
$22,823

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$10,593.06
Service Class	93.06
Service Class 2	5,772.06
Investor Class	235,370.14
	$251,828

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Disciplined Small Cap Portfolio	$309

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Disciplined Small Cap Portfolio	$3,435	$942	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $26.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Disciplined Small Cap Portfolio
Distributions to shareholders
Initial Class	$36,223	$153,194
Service Class	295	1,370
Service Class 2	14,160	58,739
Investor Class	334,842	1,436,085
Total	$385,520	$1,649,388

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Disciplined Small Cap Portfolio
Initial Class
Shares sold	629,731	278,689	$12,287,895	$3,962,032
Reinvestment of distributions	1,859	9,968	36,223	153,194
Shares redeemed	(284,787)	(510,895)	(5,656,159)	(6,725,154)
Net increase (decrease)	346,803	(222,238)	$6,667,959	$(2,609,928)
Service Class 2
Shares sold	324,113	391,785	$6,417,088	$5,230,013
Reinvestment of distributions	725	3,799	14,160	58,739
Shares redeemed	(121,835)	(266,088)	(2,365,946)	(3,733,957)
Net increase (decrease)	203,003	129,496	$4,065,302	$1,554,795
Investor Class
Shares sold	4,091,984	1,663,146	$80,259,570	$24,985,449
Reinvestment of distributions	17,269	93,941	334,842	1,436,085
Shares redeemed	(1,438,836)	(2,873,981)	(28,381,558)	(34,609,112)
Net increase (decrease)	2,670,417	(1,116,894)	$52,212,854	$(8,187,578)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Disciplined Small Cap Portfolio	94%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Disciplined Small Cap Portfolio
Initial Class	.57%
Actual		$1,000.00	$1,208.10	$3.12
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Service Class	.68%
Actual		$1,000.00	$1,207.80	$3.72
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class 2.82%
Actual		$1,000.00	$1,206.80	$4.49
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Investor Class	.65%
Actual		$1,000.00	$1,207.90	$3.56
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Disciplined Small Cap Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

VIP Disciplined Small Cap Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 (which periods are reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Disciplined Small Cap Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VDSC-SANN-0821
1.821007.115

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
France	12.3%
United States of America*	12.1%
Canada	8.0%
Cayman Islands	7.3%
Japan	7.2%
Netherlands	6.4%
India	5.8%
Switzerland	5.8%
United Kingdom	5.7%
Other	29.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2021

% of fund's net assets
Stocks	100.3
Short-Term Investments and Net Other Assets (Liabilities)	(0.3)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.5
Nestle SA (Reg. S) (Switzerland, Food Products)	2.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.6
Schneider Electric SA (France, Electrical Equipment)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.4
20.5

Top Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	27.1
Industrials	20.0
Consumer Discretionary	13.5
Financials	9.2
Health Care	8.3
Consumer Staples	6.5
Materials	4.8
Communication Services	4.7
Utilities	3.7
Energy	2.5

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
Australia - 1.1%
Aristocrat Leisure Ltd.	193,443	$6,251,177
Bermuda - 1.0%
IHS Markit Ltd.	52,540	5,919,156
Canada - 8.0%
Brookfield Asset Management Reinsurance Partners Ltd. (a)	946	49,211
Brookfield Asset Management, Inc. Class A	137,246	6,996,801
Canadian National Railway Co.	68,100	7,185,220
Canadian Pacific Railway Ltd.	88,600	6,812,965
CGI, Inc. Class A (sub. vtg.) (a)	68,500	6,210,645
Constellation Software, Inc.	4,250	6,436,748
Thomson Reuters Corp.	63,500	6,307,482
Waste Connection, Inc. (Canada)	47,910	5,724,000

TOTAL CANADA		45,723,072

Cayman Islands - 7.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,440	14,386,923
Sea Ltd. ADR (a)	20,140	5,530,444
Shenzhou International Group Holdings Ltd.	254,000	6,414,210
Tencent Holdings Ltd.	203,760	15,341,602

TOTAL CAYMAN ISLANDS		41,673,179

Denmark - 2.7%
DSV Panalpina A/S	28,100	6,553,119
Novo Nordisk A/S Series B	105,600	8,839,634

TOTAL DENMARK		15,392,753

Finland - 1.1%
Neste Oyj	102,020	6,246,902
France - 12.3%
Air Liquide SA	45,670	8,008,236
Dassault Systemes SA	26,800	6,498,621
Edenred SA	104,881	5,975,625
Hermes International SCA	4,689	6,830,438
Kering SA	7,700	6,746,877
LVMH Moet Hennessy Louis Vuitton SE	12,921	10,164,395
Pernod Ricard SA	22,753	5,050,538
Safran SA	48,360	6,711,543
Schneider Electric SA	51,960	8,191,209
SR Teleperformance SA	15,600	6,331,763

TOTAL FRANCE		70,509,245

Germany - 4.7%
adidas AG	20,260	7,560,179
Infineon Technologies AG	173,000	6,958,623
Merck KGaA	34,320	6,580,372
MTU Aero Engines AG	24,102	5,970,142

TOTAL GERMANY		27,069,316

Hong Kong - 2.7%
AIA Group Ltd.	724,800	8,991,564
Techtronic Industries Co. Ltd.	355,500	6,208,647

TOTAL HONG KONG		15,200,211

India - 5.8%
HDFC Bank Ltd.	291,150	5,864,501
Housing Development Finance Corp. Ltd.	206,300	6,866,726
Kotak Mahindra Bank Ltd. (a)	260,700	5,980,167
Reliance Industries Ltd.	283,800	8,054,898
Tata Consultancy Services Ltd.	144,900	6,519,185

TOTAL INDIA		33,285,477

Ireland - 3.1%
Accenture PLC Class A	19,500	5,748,405
Kingspan Group PLC (Ireland)	64,680	6,107,935
Linde PLC	20,190	5,836,929

TOTAL IRELAND		17,693,269

Italy - 1.3%
Enel SpA	779,060	7,239,708
Japan - 7.2%
Hoya Corp.	52,500	6,960,934
Keyence Corp.	15,274	7,708,836
OBIC Co. Ltd.	29,640	5,525,401
Recruit Holdings Co. Ltd.	144,560	7,089,049
Shin-Etsu Chemical Co. Ltd.	42,340	7,081,818
Tokyo Electron Ltd.	16,000	6,924,524

TOTAL JAPAN		41,290,562

Korea (South) - 0.9%
LG Household & Health Care Ltd.	3,241	5,053,665
Netherlands - 6.4%
ASM International NV (Netherlands)	19,140	6,286,586
ASML Holding NV (Netherlands)	17,300	11,942,522
Ferrari NV	31,100	6,416,568
NXP Semiconductors NV	29,002	5,966,291
Wolters Kluwer NV	62,032	6,231,533

TOTAL NETHERLANDS		36,843,500

Portugal - 1.1%
Energias de Portugal SA	1,142,900	6,057,716
Spain - 3.1%
Aena SME SA (a)(b)	24,809	4,068,409
Amadeus IT Holding SA Class A (a)	92,300	6,492,261
Iberdrola SA	590,488	7,200,799

TOTAL SPAIN		17,761,469

Sweden - 3.5%
Atlas Copco AB (A Shares)	113,430	6,945,154
Hexagon AB (B Shares)	481,700	7,137,047
Swedish Match Co. AB	684,000	5,832,874

TOTAL SWEDEN		19,915,075

Switzerland - 5.8%
Lonza Group AG	9,966	7,065,463
Nestle SA (Reg. S)	105,130	13,104,148
Partners Group Holding AG	4,049	6,133,125
Sika AG	20,195	6,602,526

TOTAL SWITZERLAND		32,905,262

Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	813,200	17,480,217
United Kingdom - 5.7%
Ashtead Group PLC	87,900	6,522,199
Compass Group PLC (a)	309,000	6,509,986
Diageo PLC	162,600	7,793,179
London Stock Exchange Group PLC	53,700	5,934,413
Rentokil Initial PLC	854,400	5,850,363

TOTAL UNITED KINGDOM		32,610,140

United States of America - 12.4%
Adobe, Inc. (a)	10,024	5,870,455
Autodesk, Inc. (a)	20,350	5,940,165
Danaher Corp.	22,900	6,145,444
MasterCard, Inc. Class A	15,550	5,677,150
MercadoLibre, Inc. (a)	3,860	6,013,069
Moody's Corp.	15,850	5,743,565
NICE Systems Ltd. sponsored ADR (a)	24,560	6,077,618
NVIDIA Corp.	7,618	6,095,162
The Walt Disney Co. (a)	33,000	5,800,410
Thermo Fisher Scientific, Inc.	11,424	5,763,065
Visa, Inc. Class A	24,080	5,630,386
Zoetis, Inc. Class A	31,160	5,806,978

TOTAL UNITED STATES OF AMERICA		70,563,467

TOTAL COMMON STOCKS
(Cost $415,879,369)		572,684,538

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (c)
(Cost $7,541,342)	7,539,834	7,541,342
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $423,420,711)		580,225,880
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(8,907,256)
NET ASSETS - 100%		$571,318,624

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,068,409 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,599
Fidelity Securities Lending Cash Central Fund	3,684
Total	$5,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$11,311,957	$150,364,846	$154,135,349	$(112)	$--	$7,541,342	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,400,900	20,999,096	24,399,996	--	--	--	0.0%
Total	$14,712,857	$171,363,942	$178,535,345	$(112)	$--	$7,541,342

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$26,672,456	$11,330,854	$15,341,602	$--
Consumer Discretionary	77,293,822	39,898,175	37,395,647	--
Consumer Staples	36,834,404	15,937,077	20,897,327	--
Energy	14,301,800	14,301,800	--	--
Financials	52,560,073	37,634,096	14,925,977	--
Health Care	47,161,890	31,256,793	15,905,097	--
Industrials	114,729,888	92,738,087	21,991,801	--
Information Technology	155,102,473	118,721,111	36,381,362	--
Materials	27,529,509	12,439,455	15,090,054	--
Utilities	20,498,223	6,057,716	14,440,507	--
Money Market Funds	7,541,342	7,541,342	--	--
Total Investments in Securities:	$580,225,880	$387,856,506	$192,369,374	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $415,879,369)	$572,684,538
Fidelity Central Funds (cost $7,541,342)	7,541,342
Total Investment in Securities (cost $423,420,711)		$580,225,880
Foreign currency held at value (cost $1,204,391)		1,204,391
Receivable for investments sold		3,753,983
Receivable for fund shares sold		95,168
Dividends receivable		759,341
Distributions receivable from Fidelity Central Funds		263
Other receivables		225,163
Total assets		586,264,189
Liabilities
Payable for investments purchased	$14,041,872
Payable for fund shares redeemed	218,606
Accrued management fee	320,948
Distribution and service plan fees payable	11,626
Other affiliated payables	80,411
Other payables and accrued expenses	272,102
Total liabilities		14,945,565
Net Assets		$571,318,624
Net Assets consist of:
Paid in capital		$367,934,552
Total accumulated earnings (loss)		203,384,072
Net Assets		$571,318,624
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($105,959,849 ÷ 4,449,934 shares)		$23.81
Service Class:
Net Asset Value, offering price and redemption price per share ($4,961,625 ÷ 209,116 shares)		$23.73
Service Class 2:
Net Asset Value, offering price and redemption price per share ($54,532,959 ÷ 2,315,844 shares)		$23.55
Investor Class:
Net Asset Value, offering price and redemption price per share ($405,864,191 ÷ 17,195,443 shares)		$23.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$4,008,939
Income from Fidelity Central Funds (including $3,684 from security lending)		5,283
Income before foreign taxes withheld		4,014,222
Less foreign taxes withheld		(592,201)
Total income		3,422,021
Expenses
Management fee	$2,026,772
Transfer agent fees	342,479
Distribution and service plan fees	62,256
Accounting fees	150,169
Custodian fees and expenses	70,488
Independent trustees' fees and expenses	1,006
Audit	29,661
Legal	1,401
Interest	1,714
Miscellaneous	1,469
Total expenses before reductions	2,687,415
Expense reductions	(196,765)
Total expenses after reductions		2,490,650
Net investment income (loss)		931,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,272,685
Fidelity Central Funds	(112)
Foreign currency transactions	(146,606)
Total net realized gain (loss)		48,125,967
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,132)	(15,567,272)
Assets and liabilities in foreign currencies	(26,334)
Total change in net unrealized appreciation (depreciation)		(15,593,606)
Net gain (loss)		32,532,361
Net increase (decrease) in net assets resulting from operations		$33,463,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$931,371	$1,677,974
Net realized gain (loss)	48,125,967	13,993,237
Change in net unrealized appreciation (depreciation)	(15,593,606)	75,574,477
Net increase (decrease) in net assets resulting from operations	33,463,732	91,245,688
Distributions to shareholders	(16,050,400)	(22,905,349)
Share transactions - net increase (decrease)	(32,057,348)	(64,519,839)
Total increase (decrease) in net assets	(14,644,016)	3,820,500
Net Assets
Beginning of period	585,962,640	582,142,140
End of period	$571,318,624	$585,962,640

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$19.50	$14.82	$17.39	$12.80	$13.32
Income from Investment Operations
Net investment income (loss)A	.05	.08	.14B	.12	.09	.12
Net realized and unrealized gain (loss)	1.35	4.13	4.79	(2.31)	4.57	(.52)
Total from investment operations	1.40	4.21	4.93	(2.19)	4.66	(.40)
Distributions from net investment income	–	(.06)	(.09)C	(.12)	(.07)	(.11)C
Distributions from net realized gain	(.62)	(.61)	(.16)C	(.26)	–	–
Tax return of capital	–	–	–	–	–	(.01)C
Total distributions	(.62)	(.68)D	(.25)	(.38)	(.07)	(.12)
Net asset value, end of period	$23.81	$23.03	$19.50	$14.82	$17.39	$12.80
Total ReturnE,F,G	6.12%	22.18%	33.33%	(12.75)%	36.45%	(2.98)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.85%	.86%	.89%	.92%	.99%
Expenses net of fee waivers, if any	.83%J	.85%	.86%	.89%	.92%	.99%
Expenses net of all reductions	.76%J	.80%	.84%	.85%	.89%	.97%
Net investment income (loss)	.39%J	.39%	.78%B	.69%	.57%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$105,960	$162,289	$235,985	$20,921	$28,572	$16,644
Portfolio turnover rateK	180%J	158%	137%	184%	153%	188%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.97	$19.46	$14.79	$17.36	$12.78	$13.30
Income from Investment Operations
Net investment income (loss)A	.04	.06	.12B	.10	.07	.10
Net realized and unrealized gain (loss)	1.34	4.12	4.78	(2.30)	4.57	(.51)
Total from investment operations	1.38	4.18	4.90	(2.20)	4.64	(.41)
Distributions from net investment income	–	(.06)	(.07)C	(.11)	(.06)	(.10)C
Distributions from net realized gain	(.62)	(.61)	(.16)C	(.26)	–	–
Tax return of capital	–	–	–	–	–	(.01)C
Total distributions	(.62)	(.67)	(.23)	(.37)	(.06)	(.11)
Net asset value, end of period	$23.73	$22.97	$19.46	$14.79	$17.36	$12.78
Total ReturnD,E,F	6.05%	22.11%	33.15%	(12.85)%	36.35%	(3.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.94%	.96%	.99%	1.02%	1.09%
Expenses net of fee waivers, if any	.92%I	.94%	.96%	.99%	1.02%	1.09%
Expenses net of all reductions	.86%I	.90%	.94%	.95%	.99%	1.07%
Net investment income (loss)	.31%I	.30%	.68%B	.59%	.47%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$4,962	$3,298	$739	$503	$236	$142
Portfolio turnover rateJ	180%I	158%	137%	184%	153%	188%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.81	$19.33	$14.70	$17.26	$12.72	$13.24
Income from Investment Operations
Net investment income (loss)A	.02	.03	.09B	.07	.05	.08
Net realized and unrealized gain (loss)	1.34	4.09	4.75	(2.28)	4.54	(.50)
Total from investment operations	1.36	4.12	4.84	(2.21)	4.59	(.42)
Distributions from net investment income	–	(.03)	(.04)C	(.09)	(.05)	(.09)C
Distributions from net realized gain	(.62)	(.61)	(.16)C	(.26)	–	–
Tax return of capital	–	–	–	–	–	(.01)C
Total distributions	(.62)	(.64)	(.21)D	(.35)	(.05)	(.10)
Net asset value, end of period	$23.55	$22.81	$19.33	$14.70	$17.26	$12.72
Total ReturnE,F,G	6.00%	21.91%	32.93%	(12.98)%	36.09%	(3.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.09%	1.11%	1.14%	1.17%	1.24%
Expenses net of fee waivers, if any	1.07%J	1.09%	1.11%	1.14%	1.17%	1.24%
Expenses net of all reductions	1.01%J	1.05%	1.09%	1.10%	1.14%	1.22%
Net investment income (loss)	.14%J	.15%	.53%B	.44%	.32%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$54,533	$41,512	$25,986	$17,134	$12,533	$6,144
Portfolio turnover rateK	180%J	158%	137%	184%	153%	188%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .21%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.85	$19.35	$14.71	$17.26	$12.71	$13.22
Income from Investment Operations
Net investment income (loss)A	.03	.06	.12B	.10	.08	.11
Net realized and unrealized gain (loss)	1.34	4.10	4.75	(2.28)	4.54	(.51)
Total from investment operations	1.37	4.16	4.87	(2.18)	4.62	(.40)
Distributions from net investment income	–	(.05)	(.07)C	(.11)	(.07)	(.10)C
Distributions from net realized gain	(.62)	(.61)	(.16)C	(.26)	–	–
Tax return of capital	–	–	–	–	–	(.01)C
Total distributions	(.62)	(.66)	(.23)	(.37)	(.07)	(.11)
Net asset value, end of period	$23.60	$22.85	$19.35	$14.71	$17.26	$12.71
Total ReturnD,E,F	6.03%	22.14%	33.16%	(12.80)%	36.33%	(3.01)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.92%	.94%	.97%	1.00%	1.07%
Expenses net of fee waivers, if any	.90%I	.92%	.94%	.97%	1.00%	1.07%
Expenses net of all reductions	.84%I	.88%	.92%	.93%	.97%	1.05%
Net investment income (loss)	.30%I	.32%	.70%B	.61%	.49%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$405,864	$378,864	$319,432	$240,661	$286,191	$155,518
Portfolio turnover rateJ	180%I	158%	137%	184%	153%	188%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency.Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$159,057,775
Gross unrealized depreciation	(4,981,107)
Net unrealized appreciation (depreciation)	$154,076,668
Tax cost	$426,149,212

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	525,744,003	559,301,483

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,124
Service Class 2	60,132
$62,256

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$47,862.06
Service Class	1,352.06
Service Class 2	15,299.06
Investor Class	277,966.14
	$342,479

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$1,772

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$27,044,500.29%		$1,714

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	16,760,583	18,590,780

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP International Capital Appreciation Portfolio	78,444

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP International Capital Appreciation Portfolio	$578

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP International Capital Appreciation Portfolio	$383	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $195,918 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $847.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP International Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$4,335,458	$10,959,512
Service Class	91,070	30,662
Service Class 2	1,180,212	870,743
Investor Class	10,443,660	11,044,432
Total	$16,050,400	$22,905,349

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP International Capital Appreciation Portfolio
Initial Class
Shares sold	149,718	5,538,612	$3,482,753	$110,616,163
Reinvestment of distributions	186,231	563,120	4,335,458	10,959,512
Shares redeemed	(2,931,402)	(11,159,510)	(67,365,572)	(205,269,702)
Net increase (decrease)	(2,595,453)	(5,057,778)	$(59,547,361)	$(83,694,027)
Service Class
Shares sold	69,605	116,500	$1,593,900	$2,322,828
Reinvestment of distributions	3,782	1,348	87,778	27,061
Shares redeemed	(7,870)	(12,240)	(182,125)	(248,765)
Net increase (decrease)	65,517	105,608	$1,499,553	$2,101,124
Service Class 2
Shares sold	624,956	979,178	$14,393,235	$19,037,415
Reinvestment of distributions	51,224	45,038	1,180,212	870,743
Shares redeemed	(179,926)	(548,785)	(4,144,796)	(10,288,458)
Net increase (decrease)	496,254	475,431	$11,428,651	$9,619,700
Investor Class
Shares sold	1,256,585	1,981,361	$28,947,688	$40,356,311
Reinvestment of distributions	452,498	569,420	10,443,660	11,044,432
Shares redeemed	(1,096,489)	(2,476,898)	(24,829,539)	(43,947,379)
Net increase (decrease)	612,594	73,883	$14,561,809	$7,453,364

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: International Capital Appreciation Portfolio	76%	1	13%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP International Capital Appreciation Portfolio
Initial Class	.83%
Actual		$1,000.00	$1,061.20	$4.24
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Service Class	.92%
Actual		$1,000.00	$1,060.50	$4.70
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Service Class 2	1.07%
Actual		$1,000.00	$1,060.00	$5.47
Hypothetical-C		$1,000.00	$1,019.49	$5.36
Investor Class	.90%
Actual		$1,000.00	$1,060.30	$4.60
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP International Capital Appreciation Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP International Capital Appreciation Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPCAP-SANN-0821
1.818378.116

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Microsoft Corp.	7.7
Alphabet, Inc. Class C	6.1
Amazon.com, Inc.	5.9
Facebook, Inc. Class A	5.5
Apple, Inc.	5.0
UnitedHealth Group, Inc.	3.0
Berkshire Hathaway, Inc. Class B	2.9
NVIDIA Corp.	2.6
Salesforce.com, Inc.	2.2
Netflix, Inc.	1.7
42.6

Top Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	33.8
Communication Services	15.9
Financials	12.5
Consumer Discretionary	12.5
Health Care	12.2
Industrials	5.3
Consumer Staples	3.2
Materials	2.0
Utilities	0.5
Energy	0.5

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments – 7.0%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 15.9%
Entertainment - 3.1%
Activision Blizzard, Inc.	952,628	$90,918,816
Electronic Arts, Inc.	480,000	69,038,400
Netflix, Inc. (a)	750,354	396,344,486
Nintendo Co. Ltd.	12,800	7,407,015
Roblox Corp. (a)	36,800	3,311,264
Spotify Technology SA (a)	14,897	4,105,464
Take-Two Interactive Software, Inc. (a)	350,400	62,027,808
The Walt Disney Co. (a)	523,058	91,937,905
World Wrestling Entertainment, Inc. Class A (b)	23,100	1,337,259
		726,428,417
Interactive Media & Services - 12.0%
Alphabet, Inc.:
Class A (a)	7,200	17,580,888
Class C (a)	567,267	1,421,752,627
Bumble, Inc. (b)	127,900	7,367,040
Facebook, Inc. Class A (a)	3,624,713	1,260,348,957
Match Group, Inc. (a)	33,461	5,395,586
NAVER Corp.	7,661	2,830,502
Snap, Inc. Class A (a)	985,700	67,165,598
Tencent Holdings Ltd.	68,500	5,157,537
Twitter, Inc. (a)	46,400	3,192,784
Zoominfo Technologies, Inc.	26,200	1,366,854
		2,792,158,373
Media - 0.4%
Charter Communications, Inc. Class A (a)	37,652	27,164,035
Comcast Corp. Class A	835,700	47,651,614
Discovery Communications, Inc. Class A (a)	70,500	2,162,940
Endeavor Group Holdings, Inc. (a)	113,100	3,134,001
Liberty Media Corp. Liberty Formula One Group Series C (a)	89,000	4,290,690
TechTarget, Inc. (a)	18,400	1,425,816
		85,829,096
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	593,126	85,902,439

TOTAL COMMUNICATION SERVICES		3,690,318,325

CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.6%
General Motors Co. (a)	814,400	48,188,048
Harley-Davidson, Inc.	139,300	6,382,726
Hyundai Motor Co.	128,600	27,256,372
Rad Power Bikes, Inc. (c)(d)	401,674	1,937,611
Tesla, Inc. (a)	2,600	1,767,220
Toyota Motor Corp.	463,600	40,525,175
XPeng, Inc. Class A (a)	299,300	6,360,458
		132,417,610
Distributors - 0.1%
Pool Corp.	61,687	28,293,359
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A	125,800	19,265,012
Chipotle Mexican Grill, Inc. (a)	12,185	18,890,893
Evolution Gaming Group AB (e)	50,400	7,964,497
Hilton Worldwide Holdings, Inc. (a)	130,800	15,777,096
McDonald's Corp.	5,800	1,339,742
Starbucks Corp.	39,000	4,360,590
		67,597,830
Household Durables - 0.7%
D.R. Horton, Inc.	560,200	50,625,274
Garmin Ltd.	104,946	15,179,389
Lennar Corp. Class A	296,287	29,436,113
Mohawk Industries, Inc. (a)	55,900	10,743,421
NVR, Inc. (a)	4,100	20,390,530
Sony Group Corp.	53,400	5,178,052
Tempur Sealy International, Inc.	860,600	33,726,914
Whirlpool Corp.	29,600	6,453,392
		171,733,085
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	397,502	1,367,470,480
Coupang Corp. unit (c)	228,895	9,093,769
Coupang, Inc. Class A (a)(b)	238,500	9,974,070
Deliveroo PLC (a)(e)	924,300	3,687,437
Deliveroo PLC	305,000	1,155,939
Doordash, Inc.	107,275	19,130,351
eBay, Inc.	2,488,000	174,682,480
JD.com, Inc. Class A	206,900	8,239,394
Marqeta, Inc. Class A	148,400	4,165,588
Wayfair LLC Class A (a)	38,500	12,154,835
Zomato Ltd. (c)	3,953,000	3,208,008
ZOZO, Inc.	87,900	2,986,836
		1,615,949,187
Leisure Products - 0.0%
Mattel, Inc. (a)	124,700	2,506,470
Multiline Retail - 0.4%
Dollar General Corp.	444,300	96,142,077
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	365,153	15,058,910
AutoZone, Inc. (a)	1,800	2,685,996
Best Buy Co., Inc.	251,800	28,951,964
Burlington Stores, Inc. (a)	72,500	23,344,275
Cazoo Holdings Ltd. (c)	53,819	1,652,576
Dick's Sporting Goods, Inc.	89,600	8,977,024
Lithia Motors, Inc. Class A (sub. vtg.)	19,900	6,838,436
Lowe's Companies, Inc.	313,285	60,767,891
National Vision Holdings, Inc. (a)	53,600	2,740,568
O'Reilly Automotive, Inc. (a)	14,900	8,436,529
The Home Depot, Inc.	981,460	312,977,779
TJX Companies, Inc.	819,654	55,261,073
Tractor Supply Co.	46,000	8,558,760
Williams-Sonoma, Inc.	303,800	48,501,670
		584,753,451
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. (a)(c)(d)	130,840	1,414,380
Deckers Outdoor Corp. (a)	60,259	23,143,674
Dr. Martens Ltd. (a)	1,652,900	10,174,732
Figs, Inc. Class A (a)	54,900	2,750,490
Hermes International SCA	1,213	1,766,970
LVMH Moet Hennessy Louis Vuitton SE	5,924	4,660,156
NIKE, Inc. Class B	881,130	136,125,774
Paymentus Holdings, Inc. (a)	15,581	553,126
Tapestry, Inc. (a)	37,100	1,613,108
		182,202,410

TOTAL CONSUMER DISCRETIONARY		2,881,595,479

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	4,000	4,083,200
Constellation Brands, Inc. Class A (sub. vtg.)	93,500	21,868,715
Diageo PLC	387,000	18,548,340
Keurig Dr. Pepper, Inc.	224,900	7,925,476
Monster Beverage Corp. (a)	110,400	10,085,040
PepsiCo, Inc.	25,370	3,759,073
The Coca-Cola Co.	74,100	4,009,551
		70,279,395
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	652,101	258,016,803
Oatly Group AB ADR (a)	89,700	2,194,062
Walmart, Inc.	289,800	40,867,596
		301,078,461
Food Products - 0.0%
Freshpet, Inc. (a)	10,900	1,776,264
Household Products - 0.6%
Procter & Gamble Co.	961,400	129,721,702
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	684,009	217,569,583
L'Oreal SA (a)	19,100	8,529,943
		226,099,526

TOTAL CONSUMER STAPLES		728,955,348

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd.	291,400	10,578,412
Hess Corp.	440,354	38,451,711
PDC Energy, Inc.	200,300	9,171,737
Pioneer Natural Resources Co.	97,100	15,780,692
Reliance Industries Ltd.	1,045,881	29,684,512
		103,667,064
FINANCIALS - 12.5%
Banks - 3.3%
Bank of America Corp.	5,389,947	222,227,515
Citigroup, Inc.	215,700	15,260,775
Citizens Financial Group, Inc.	26,700	1,224,729
HDFC Bank Ltd.	121,700	2,451,347
HDFC Bank Ltd. sponsored ADR (a)	69,000	5,045,280
JPMorgan Chase & Co.	2,371,539	368,869,176
Kotak Mahindra Bank Ltd. (a)	258,500	5,929,701
M&T Bank Corp.	39,800	5,783,338
Royal Bank of Canada	572,500	58,002,803
Starling Bank Ltd. Series D (a)(d)	2,287,995	4,096,596
The Toronto-Dominion Bank	704,000	49,335,657
Wells Fargo & Co.	513,300	23,247,357
		761,474,274
Capital Markets - 4.0%
Ameriprise Financial, Inc.	182,815	45,498,997
BlackRock, Inc. Class A	119,000	104,121,430
Brookfield Asset Management, Inc. (Canada) Class A	387,300	19,758,674
Charles Schwab Corp.	293,100	21,340,611
Goldman Sachs Group, Inc.	237,000	89,948,610
MarketAxess Holdings, Inc.	26,000	12,053,340
Moody's Corp.	166,710	60,410,703
Morgan Stanley	2,665,200	244,372,188
MSCI, Inc.	334,828	178,490,110
Nordnet AB	400,000	6,751,499
Raymond James Financial, Inc.	187,900	24,408,210
S&P Global, Inc.	285,400	117,142,430
		924,296,802
Consumer Finance - 1.1%
American Express Co.	250,200	41,340,546
Capital One Financial Corp.	969,700	150,002,893
Discover Financial Services	442,400	52,331,496
Synchrony Financial	459,300	22,285,236
		265,960,171
Diversified Financial Services - 2.9%
23andMe Holding Co. (c)	268,989	2,830,033
Berkshire Hathaway, Inc. Class B (a)	2,380,188	661,501,849
		664,331,882
Insurance - 1.2%
Admiral Group PLC	499,289	21,714,554
AIA Group Ltd.	502,400	6,232,563
American International Group, Inc.	483,500	23,014,600
Arthur J. Gallagher & Co.	173,779	24,342,962
Brookfield Asset Management Reinsurance Partners Ltd. (a)	2,671	141,135
Chubb Ltd.	297,300	47,252,862
Direct Line Insurance Group PLC	324,106	1,277,757
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,900	2,148,790
Hartford Financial Services Group, Inc.	152,100	9,425,637
Intact Financial Corp.	70,000	9,510,084
Progressive Corp.	1,038,600	102,000,906
The Travelers Companies, Inc.	260,900	39,059,339
		286,121,189

TOTAL FINANCIALS		2,902,184,318

HEALTH CARE - 12.2%
Biotechnology - 1.5%
AbbVie, Inc.	821,107	92,489,492
Acceleron Pharma, Inc. (a)	24,422	3,064,717
Allovir, Inc. (a)	998	19,701
Alnylam Pharmaceuticals, Inc. (a)	2,800	474,656
BeiGene Ltd. ADR (a)	3,800	1,304,122
BioNTech SE ADR (a)	11,700	2,619,396
Cullinan Oncology, Inc.	40,500	1,042,875
Genmab A/S (a)	30,400	12,438,732
Idorsia Ltd. (a)	417,693	11,484,582
Innovent Biologics, Inc. (a)(e)	639,000	7,452,243
Intellia Therapeutics, Inc. (a)	56,200	9,099,342
Kodiak Sciences, Inc. (a)	7,500	697,500
Moderna, Inc. (a)	27,100	6,367,958
Regeneron Pharmaceuticals, Inc. (a)	316,025	176,512,604
Vertex Pharmaceuticals, Inc. (a)	77,380	15,602,129
Zai Lab Ltd. (a)	59,100	10,426,168
Zai Lab Ltd. ADR (a)	32,300	5,716,777
		356,812,994
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	416,971	48,339,448
Align Technology, Inc. (a)	13,400	8,187,400
Danaher Corp.	1,138,463	305,517,931
DexCom, Inc. (a)	56,642	24,186,134
Edwards Lifesciences Corp. (a)	942,628	97,627,982
Envista Holdings Corp. (a)	261,153	11,284,421
Hologic, Inc. (a)	141,985	9,473,239
IDEXX Laboratories, Inc. (a)	25,652	16,200,521
Intuitive Surgical, Inc. (a)	179,630	165,194,933
Medtronic PLC	183,600	22,790,268
ResMed, Inc.	159,000	39,196,680
Sonova Holding AG Class B	31,075	11,687,760
Stryker Corp.	18,200	4,727,086
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	431,000	3,594,303
West Pharmaceutical Services, Inc.	65,200	23,413,320
		791,421,426
Health Care Providers & Services - 3.7%
Alignment Healthcare, Inc. (a)	26,717	624,376
AmerisourceBergen Corp.	60,300	6,903,747
Anthem, Inc.	3,400	1,298,120
Cano Health LLC (c)	534,290	6,141,664
Centene Corp. (a)	18,000	1,312,740
CVS Health Corp.	62,200	5,189,968
dentalcorp Holdings Ltd. (a)	317,800	4,219,900
Guardant Health, Inc. (a)	21,900	2,719,761
HCA Holdings, Inc.	94,967	19,633,478
Henry Schein, Inc. (a)	80,616	5,980,901
Humana, Inc.	36,439	16,132,274
Laboratory Corp. of America Holdings (a)	231,600	63,886,860
LifeStance Health Group, Inc.	150,300	4,187,358
McKesson Corp.	14,300	2,734,732
Oak Street Health, Inc. (a)	153,845	9,010,702
Option Care Health, Inc. (a)	194,900	4,262,463
Owens & Minor, Inc.	92,400	3,911,292
Patterson Companies, Inc.	372,321	11,314,835
Surgery Partners, Inc. (a)	84,100	5,602,742
UnitedHealth Group, Inc.	1,725,140	690,815,062
		865,882,975
Health Care Technology - 0.1%
Doximity, Inc.	58,900	3,427,980
Veeva Systems, Inc. Class A (a)	30,743	9,559,536
		12,987,516
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	28,430	18,317,165
Bruker Corp.	18,400	1,398,032
Charles River Laboratories International, Inc. (a)	169,600	62,738,432
Eurofins Scientific SA	130,330	14,897,540
IQVIA Holdings, Inc. (a)	81,326	19,706,916
Maravai LifeSciences Holdings, Inc.	627,798	26,198,011
Mettler-Toledo International, Inc. (a)	9,400	13,022,196
Sartorius Stedim Biotech	7,400	3,500,168
Thermo Fisher Scientific, Inc.	313,068	157,933,414
Waters Corp. (a)	113,236	39,135,494
WuXi AppTec Co. Ltd. (H Shares) (e)	95,280	2,224,832
		359,072,200
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	198,947	13,293,639
Eli Lilly & Co.	814,134	186,860,036
Hansoh Pharmaceutical Group Co. Ltd. (e)	972,000	4,256,404
Horizon Therapeutics PLC (a)	434,700	40,705,308
Jazz Pharmaceuticals PLC (a)	112,965	20,067,103
Merck & Co., Inc.	669,300	52,051,461
Royalty Pharma PLC (b)	1,004,900	41,190,851
Supernus Pharmaceuticals, Inc. (a)	97,941	3,015,603
UCB SA	52,800	5,519,486
Zoetis, Inc. Class A	449,996	83,861,255
		450,821,146

TOTAL HEALTH CARE		2,836,998,257

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.1%
HEICO Corp. Class A	85,952	10,673,519
Northrop Grumman Corp.	32,700	11,884,161
Space Exploration Technologies Corp. Class A (a)(c)(d)	8,200	3,443,918
TransDigm Group, Inc. (a)	6,100	3,948,469
		29,950,067
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	21,600	2,734,560
FedEx Corp.	30,900	9,218,397
United Parcel Service, Inc. Class B	679,700	141,357,209
XPO Logistics, Inc. (a)	20,900	2,923,701
		156,233,867
Airlines - 0.2%
Southwest Airlines Co. (a)	976,090	51,820,618
Building Products - 1.2%
Builders FirstSource, Inc. (a)	270,000	11,518,200
Carrier Global Corp.	1,167,900	56,759,940
Fortune Brands Home & Security, Inc.	929,232	92,560,800
The AZEK Co., Inc.	150,000	6,369,000
Toto Ltd.	697,800	36,116,387
Trane Technologies PLC	472,475	87,001,547
		290,325,874
Commercial Services & Supplies - 0.2%
Cintas Corp.	58,225	22,241,950
Clean TeQ Water Pty Ltd. (a)	3,117	187
Copart, Inc. (a)	118,300	15,595,489
GFL Environmental, Inc.	177,400	5,662,608
Sunrise Energy Metals Ltd. (a)	6,234	8,369
		43,508,603
Construction & Engineering - 0.1%
Quanta Services, Inc.	201,800	18,277,026
Electrical Equipment - 0.3%
Acuity Brands, Inc.	21,605	4,040,783
AMETEK, Inc.	122,800	16,393,800
Generac Holdings, Inc. (a)	14,600	6,061,190
Rockwell Automation, Inc.	31,400	8,981,028
Vertiv Holdings Co.	56,800	1,550,640
Vestas Wind Systems A/S	887,560	34,646,153
		71,673,594
Industrial Conglomerates - 0.7%
3M Co.	6,600	1,310,958
General Electric Co.	6,165,421	82,986,567
Honeywell International, Inc.	135,300	29,678,055
Roper Technologies, Inc.	122,000	57,364,400
		171,339,980
Machinery - 0.8%
Cummins, Inc.	90,000	21,942,900
Deere & Co.	95,100	33,542,721
IDEX Corp.	9,900	2,178,495
Illinois Tool Works, Inc.	11,400	2,548,584
Ingersoll Rand, Inc. (a)	119,100	5,813,271
Kornit Digital Ltd. (a)	6,600	820,578
Nordson Corp.	6,100	1,339,011
Otis Worldwide Corp.	1,050,700	85,915,739
PACCAR, Inc.	148,900	13,289,325
Parker Hannifin Corp.	29,100	8,936,901
Pentair PLC	44,800	3,023,552
		179,351,077
Professional Services - 0.2%
Clarivate Analytics PLC (a)	380,647	10,479,212
Equifax, Inc.	70,850	16,969,284
Recruit Holdings Co. Ltd.	26,900	1,319,144
Thomson Reuters Corp.	71,700	7,121,992
		35,889,632
Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	734,800	56,503,014
J.B. Hunt Transport Services, Inc.	39,500	6,436,525
Old Dominion Freight Lines, Inc.	177,600	45,074,880
Ryder System, Inc.	164,600	12,234,718
TuSimple Holdings, Inc. (a)	112,700	8,028,748
Union Pacific Corp.	170,072	37,403,935
		165,681,820

TOTAL INDUSTRIALS		1,214,052,158

INFORMATION TECHNOLOGY - 33.7%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,754,696	120,038,753
CDW Corp.	38,600	6,741,490
Keysight Technologies, Inc. (a)	124,700	19,254,927
Samsung SDI Co. Ltd.	12,052	7,444,510
Zebra Technologies Corp. Class A (a)	62,030	32,844,265
		186,323,945
IT Services - 5.3%
Accenture PLC Class A	642,697	189,460,649
Adyen BV (a)(e)	24,521	60,133,611
Edenred SA	20,905	1,191,068
EPAM Systems, Inc. (a)	74,800	38,219,808
MasterCard, Inc. Class A	685,840	250,393,326
MongoDB, Inc. Class A (a)	86,150	31,144,948
Okta, Inc. (a)	345,573	84,554,802
PayPal Holdings, Inc. (a)	932,471	271,796,647
Shopify, Inc. Class A (a)	57,800	84,530,402
Snowflake Computing, Inc.	36,178	8,747,840
Square, Inc. (a)	13,187	3,214,991
Twilio, Inc. Class A (a)	35,000	13,795,600
Visa, Inc. Class A	864,227	202,073,557
		1,239,257,249
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	1,103,739	103,674,204
Analog Devices, Inc.	321,939	55,425,018
Applied Materials, Inc.	214,400	30,530,560
ASML Holding NV	135,099	93,331,793
Broadcom, Inc.	178,000	84,877,520
Intel Corp.	26,300	1,476,482
KLA Corp.	247,908	80,374,253
Lam Research Corp.	329,351	214,308,696
Lattice Semiconductor Corp. (a)	169,300	9,511,274
Marvell Technology, Inc.	574,800	33,528,084
NVIDIA Corp.	756,760	605,483,676
NXP Semiconductors NV	36,358	7,479,568
Qorvo, Inc. (a)	558,804	109,330,003
Qualcomm, Inc.	1,636,517	233,907,375
Semtech Corp. (a)	227,389	15,644,363
Silergy Corp.	11,000	1,493,329
Skyworks Solutions, Inc.	254,400	48,781,200
Synaptics, Inc. (a)	248,174	38,610,911
Texas Instruments, Inc.	167,100	32,133,330
		1,799,901,639
Software - 14.6%
Adobe, Inc. (a)	643,853	377,066,071
ANSYS, Inc. (a)	60,000	20,823,600
Atlassian Corp. PLC (a)	577,375	148,304,543
Cadence Design Systems, Inc. (a)	418,911	57,315,403
Clear Secure, Inc.	54,500	2,180,000
Cloudflare, Inc. (a)	567,700	60,085,368
Crowdstrike Holdings, Inc. (a)	37,400	9,398,994
DiDi Global, Inc. ADR	16,595	234,653
DocuSign, Inc. (a)	26,900	7,520,433
Dropbox, Inc. Class A (a)	334,731	10,145,697
Duck Creek Technologies, Inc. (a)	95,463	4,153,595
Dynatrace, Inc. (a)	216,090	12,623,978
Epic Games, Inc. (c)(d)	18,849	16,681,365
Five9, Inc. (a)	48,900	8,967,771
Fortinet, Inc. (a)	360,308	85,821,763
HubSpot, Inc. (a)	4,900	2,855,328
Intuit, Inc.	220,732	108,196,204
Microsoft Corp.	6,577,200	1,781,763,476
Monday.com Ltd.	9,048	2,023,042
Qualtrics International, Inc.	109,800	4,199,850
Salesforce.com, Inc. (a)	2,111,938	515,883,095
SentinelOne, Inc.	43,100	1,831,750
ServiceNow, Inc. (a)	215,902	118,648,944
Stripe, Inc. Class B (a)(c)(d)	74,500	2,989,313
SUSE SA (a)	63,200	2,476,747
Synopsys, Inc. (a)	74,000	20,408,460
Tanium, Inc. Class B (a)(c)(d)	350,002	3,972,523
UiPath, Inc. Class A (a)(b)	9,635	654,506
Xero Ltd. (a)	38,300	3,937,935
Zoom Video Communications, Inc. Class A (a)	6,400	2,476,992
Zscaler, Inc. (a)	26,876	5,806,829
		3,399,448,228
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	8,447,500	1,156,969,600
Dell Technologies, Inc. (a)	267,200	26,631,824
Logitech International SA (b)	97,400	11,777,608
Samsung Electronics Co. Ltd.	53,130	3,794,328
		1,199,173,360

TOTAL INFORMATION TECHNOLOGY		7,824,104,421

MATERIALS - 2.0%
Chemicals - 0.9%
Akzo Nobel NV	10,400	1,284,974
Celanese Corp. Class A	8,200	1,243,120
FMC Corp.	10,000	1,082,000
PPG Industries, Inc.	160,900	27,315,993
Sherwin-Williams Co.	589,237	160,537,621
Westlake Chemical Corp.	89,200	8,036,028
		199,499,736
Containers & Packaging - 0.0%
Sealed Air Corp.	23,600	1,398,300
Silgan Holdings, Inc.	198,629	8,243,104
WestRock Co.	21,500	1,144,230
		10,785,634
Metals & Mining - 1.1%
ArcelorMittal SA Class A unit	236,700	7,351,902
Barrick Gold Corp. (Canada)	1,140,109	23,582,119
Cleveland-Cliffs, Inc. (a)	302,400	6,519,744
First Quantum Minerals Ltd.	334,600	7,711,780
Franco-Nevada Corp.	749,200	108,723,450
Freeport-McMoRan, Inc.	748,500	27,776,835
Gatos Silver, Inc.	306,900	5,367,681
Ivanhoe Mines Ltd. (a)	77,100	556,667
Lundin Gold, Inc. (a)	164,600	1,382,289
Newmont Corp.	86,700	5,495,046
Nucor Corp.	336,587	32,288,791
Osisko Gold Royalties Ltd.	93,400	1,280,144
POSCO sponsored ADR	17,400	1,335,798
Steel Dynamics, Inc.	327,900	19,542,840
Wheaton Precious Metals Corp.	55,900	2,464,001
		251,379,087

TOTAL MATERIALS		461,664,457

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth	176,700	4,629,540
Prologis (REIT), Inc.	472,000	56,418,160
		61,047,700
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.	1,340,000	98,195,200
PG&E Corp. (a)	781,444	7,947,285
		106,142,485
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	225,509	5,879,019

TOTAL UTILITIES		112,021,504

TOTAL COMMON STOCKS
(Cost $11,282,327,247)		22,816,609,031

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	52,367	252,610
Series C (c)(d)	206,059	993,996
		1,246,606
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	5,376	1,342,480
Reddit, Inc. Series E (c)(d)	27,000	1,146,803
		2,489,283
Specialty Retail - 0.1%
Fanatics, Inc. Series E (c)(d)	153,481	5,351,882
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	51,640	558,228
Series B (a)(c)(d)	9,070	98,047
Series C (a)(c)(d)	86,705	937,281
Series Seed (a)(c)(d)	27,745	299,923
		1,893,479
TOTAL CONSUMER DISCRETIONARY		10,981,250
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	22,172	1,335,847
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	515,200	2,161,264
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (c)(d)	229,170	3,598,977
Series F (c)(d)	6,800	106,790
		3,705,767
TOTAL HEALTH CARE		5,867,031
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (c)(d)	208,655	4,764,658
Space Exploration Technologies Corp. Series N (c)(d)	39,568	16,618,164
		21,382,822
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (c)(d)	132,331	4,763,916
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	5,460	2,617,848
TOTAL INDUSTRIALS		28,764,586
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	60,761	7,214,154
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	32,500	1,932,265
Software - 0.0%
Nuro, Inc. Series C (c)(d)	305,791	3,991,979
Stripe, Inc. Series H (c)(d)	30,400	1,219,800
		5,211,779
TOTAL INFORMATION TECHNOLOGY		14,358,198

TOTAL CONVERTIBLE PREFERRED STOCKS		61,306,912

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)	1,757	53,951
Series B (c)	30,761	944,553
Series C (c)	624	19,161
Series D (c)	109,890	3,374,302
		4,391,967
TOTAL PREFERRED STOCKS
(Cost $52,206,801)		65,698,879
	Principal Amount	Value

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(d)(f)	1,679,200	1,679,200
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	1,810,000	1,810,000
TOTAL PREFERRED SECURITIES
(Cost $3,489,200)		3,489,200
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (g)	255,460,189	255,511,282
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	49,041,777	49,046,681
TOTAL MONEY MARKET FUNDS
(Cost $304,553,054)		304,557,963
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,642,576,302)		23,190,355,073
NET OTHER ASSETS (LIABILITIES) - 0.0%		(163,893)
NET ASSETS - 100%		$23,190,191,180

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,553,239 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,313,327 or 0.4% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe Holding Co.	2/3/21	$2,689,890
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284
Bowery Farming, Inc. Series C1	5/18/21	$1,335,847
ByteDance Ltd. Series E1	11/18/20	$6,657,837
Cano Health LLC	11/11/20	$5,342,900
Cazoo Holdings Ltd.	9/30/20	$737,857
Cazoo Holdings Ltd. Series A	9/30/20	$24,088
Cazoo Holdings Ltd. Series B	9/30/20	$421,732
Cazoo Holdings Ltd. Series C	9/30/20	$8,555
Cazoo Holdings Ltd. Series D	9/30/20	$1,506,588
Circle Internet Financial Ltd. 0%	5/11/21	$1,679,200
Coupang Corp. unit	6/12/20	$1,716,713
Delhivery Pvt Ltd. Series H	5/20/21	$2,665,156
ElevateBio LLC Series C	3/9/21	$2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	$10,838,175
Fanatics, Inc. Series E	8/13/20	$2,653,686
GoBrands, Inc. Series G	3/2/21	$1,342,480
Lyra Health, Inc. Series E	1/14/21	$2,098,418
Lyra Health, Inc. Series F	6/4/21	$106,790
Nuro, Inc. Series C	10/30/20	$3,991,979
Rad Power Bikes, Inc.	1/21/21	$1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	$252,610
Rad Power Bikes, Inc. Series C	1/21/21	$993,996
Reddit, Inc. Series E	5/18/21	$1,146,803
Relativity Space, Inc. Series E	5/27/21	$4,764,658
Space Exploration Technologies Corp. Class A	2/16/21	$3,443,918
Space Exploration Technologies Corp. Series N	8/4/20	$10,683,360
Stripe, Inc. Class B	5/18/21	$2,989,564
Stripe, Inc. Series H	3/15/21	$1,219,800
Tanium, Inc. Class B	9/18/20	$3,988,343
Tenstorrent, Inc. Series C1	4/23/21	$1,932,265
Tenstorrent, Inc. 0%	4/23/21	$1,810,000
Zipline International, Inc. Series E	12/21/20	$4,317,881
Zomato Ltd.	12/9/20 - 2/5/21	$2,407,613

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154,315
Fidelity Securities Lending Cash Central Fund	107,142
Total	$261,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$473,094,597	$2,795,973,230	$3,013,557,961	$1,415	$1	$255,511,282	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	9,402,556	231,559,440	191,915,315	--	--	49,046,681	0.1%
Total	$482,497,153	$3,027,532,670	$3,205,473,276	$1,415	$1	$304,557,963

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,690,318,325	$3,677,753,773	$12,564,552	$--
Consumer Discretionary	2,896,968,696	2,798,169,961	84,465,494	14,333,241
Consumer Staples	730,291,195	701,877,065	27,078,283	1,335,847
Energy	103,667,064	103,667,064	--	--
Financials	2,902,184,318	2,889,025,126	9,062,596	4,096,596
Health Care	2,842,865,288	2,820,430,425	16,567,832	5,867,031
Industrials	1,242,816,744	1,209,289,096	1,319,144	32,208,504
Information Technology	7,838,462,619	7,740,327,609	60,133,611	38,001,399
Materials	461,664,457	461,664,457	--	--
Real Estate	61,047,700	61,047,700	--	--
Utilities	112,021,504	112,021,504	--	--
Preferred Securities	3,489,200	--	--	3,489,200
Money Market Funds	304,557,963	304,557,963	--	--
Total Investments in Securities:	$23,190,355,073	$22,879,831,743	$211,191,512	$99,331,818
Net unrealized depreciation on unfunded commitments	$(626,206)	$--	$(626,206)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,668,405) — See accompanying schedule: Unaffiliated issuers (cost $11,338,023,248)	$22,885,797,110
Fidelity Central Funds (cost $304,553,054)	304,557,963
Total Investment in Securities (cost $11,642,576,302)		$23,190,355,073
Cash		70,314
Foreign currency held at value (cost $851,874)		851,874
Receivable for investments sold		143,981,675
Receivable for fund shares sold		2,512,929
Dividends receivable		4,731,899
Distributions receivable from Fidelity Central Funds		52,614
Other receivables		1,599,433
Total assets		23,344,155,811
Liabilities
Payable for investments purchased	$65,210,290
Unrealized depreciation on unfunded commitments	626,206
Payable for fund shares redeemed	22,466,734
Accrued management fee	9,947,054
Distribution and service plan fees payable	2,039,567
Other affiliated payables	1,507,713
Other payables and accrued expenses	3,125,042
Collateral on securities loaned	49,042,025
Total liabilities		153,964,631
Net Assets		$23,190,191,180
Net Assets consist of:
Paid in capital		$10,242,719,858
Total accumulated earnings (loss)		12,947,471,322
Net Assets		$23,190,191,180
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,732,960,431 ÷ 185,874,359 shares)		$52.36
Service Class:
Net Asset Value, offering price and redemption price per share ($1,890,408,863 ÷ 36,331,117 shares)		$52.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,233,954,201 ÷ 182,191,752 shares)		$50.68
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,332,867,685 ÷ 44,895,408 shares)		$51.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$76,189,251
Income from Fidelity Central Funds (including $107,142 from security lending)		261,457
Total income		76,450,708
Expenses
Management fee	$57,391,806
Transfer agent fees	7,768,873
Distribution and service plan fees	11,747,930
Accounting fees	885,342
Custodian fees and expenses	145,406
Independent trustees' fees and expenses	36,256
Audit	43,938
Legal	21,255
Miscellaneous	57,699
Total expenses before reductions	78,098,505
Expense reductions	(433,356)
Total expenses after reductions		77,665,149
Net investment income (loss)		(1,214,441)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,300,751)	1,441,343,558
Fidelity Central Funds	1,415
Foreign currency transactions	716,598
Total net realized gain (loss)		1,442,061,571
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,291,267)	1,415,196,086
Fidelity Central Funds	1
Unfunded commitments	(626,206)
Assets and liabilities in foreign currencies	(68,534)
Total change in net unrealized appreciation (depreciation)		1,414,501,347
Net gain (loss)		2,856,562,918
Net increase (decrease) in net assets resulting from operations		$2,855,348,477

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,214,441)	$8,857,094
Net realized gain (loss)	1,442,061,571	992,395,089
Change in net unrealized appreciation (depreciation)	1,414,501,347	4,066,068,516
Net increase (decrease) in net assets resulting from operations	2,855,348,477	5,067,320,699
Distributions to shareholders	(1,009,726,682)	(130,357,635)
Share transactions - net increase (decrease)	212,903,699	(1,972,663,336)
Total increase (decrease) in net assets	2,058,525,494	2,964,299,728
Net Assets
Beginning of period	21,131,665,686	18,167,365,958
End of period	$23,190,191,180	$21,131,665,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$48.17	$37.17	$32.13	$37.94	$33.18	$33.91
Income from Investment Operations
Net investment income (loss)A	.03	.07	.16	.23	.35	.33
Net realized and unrealized gain (loss)	6.46	11.24	9.15	(2.50)	6.69	1.85
Total from investment operations	6.49	11.31	9.31	(2.27)	7.04	2.18
Distributions from net investment income	(.03)	(.10)	(.16)	(.26)	(.36)	(.26)
Distributions from net realized gain	(2.27)	(.21)	(4.11)	(3.28)	(1.91)	(2.65)
Total distributions	(2.30)	(.31)	(4.27)	(3.54)	(2.28)B	(2.91)
Net asset value, end of period	$52.36	$48.17	$37.17	$32.13	$37.94	$33.18
Total ReturnC,D,E	13.85%	30.57%	31.58%	(6.38)%	21.88%	8.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.61%	.61%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.60%H	.61%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.60%H	.61%	.61%	.61%	.62%	.62%
Net investment income (loss)	.10%H	.17%	.48%	.64%	.98%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$9,732,960	$8,916,447	$6,919,369	$6,240,295	$7,609,925	$6,962,430
Portfolio turnover rateI	45%H	39%	37%J	111%J	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$47.89	$36.96	$31.97	$37.77	$33.04	$33.79
Income from Investment Operations
Net investment income (loss)A	–B	.03	.13	.19	.31	.29
Net realized and unrealized gain (loss)	6.43	11.17	9.10	(2.48)	6.66	1.84
Total from investment operations	6.43	11.20	9.23	(2.29)	6.97	2.13
Distributions from net investment income	(.03)	(.06)	(.13)	(.22)	(.33)	(.23)
Distributions from net realized gain	(2.27)	(.21)	(4.11)	(3.28)	(1.91)	(2.65)
Total distributions	(2.29)C	(.27)	(4.24)	(3.51)C	(2.24)	(2.88)
Net asset value, end of period	$52.03	$47.89	$36.96	$31.97	$37.77	$33.04
Total ReturnD,E,F	13.80%	30.43%	31.45%	(6.49)%	21.76%	7.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.71%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.70%I	.71%	.71%	.72%	.72%	.73%
Expenses net of all reductions	.70%I	.71%	.71%	.71%	.72%	.72%
Net investment income (loss)	- %I,J	.07%	.38%	.54%	.88%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,890,409	$1,734,783	$1,493,164	$1,324,859	$1,569,798	$1,428,793
Portfolio turnover rateK	45%I	39%	37%L	111%L	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.73	$36.10	$31.31	$37.05	$32.45	$33.25
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	.08	.14	.25	.24
Net realized and unrealized gain (loss)	6.26	10.90	8.89	(2.44)	6.54	1.80
Total from investment operations	6.23	10.87	8.97	(2.30)	6.79	2.04
Distributions from net investment income	(.01)	(.03)	(.07)	(.16)	(.28)	(.20)
Distributions from net realized gain	(2.27)	(.21)	(4.11)	(3.28)	(1.91)	(2.65)
Total distributions	(2.28)	(.24)	(4.18)	(3.44)	(2.19)	(2.84)B
Net asset value, end of period	$50.68	$46.73	$36.10	$31.31	$37.05	$32.45
Total ReturnC,D,E	13.71%	30.23%	31.27%	(6.64)%	21.59%	7.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.86%	.86%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.85%H	.86%	.86%	.87%	.87%	.88%
Expenses net of all reductions	.85%H	.86%	.86%	.86%	.87%	.87%
Net investment income (loss)	(.15)%H	(.08)%	.23%	.39%	.73%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$9,233,954	$8,379,335	$8,038,646	$6,979,731	$9,255,124	$8,138,206
Portfolio turnover rateI	45%H	39%	37%J	111%J	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$47.83	$36.91	$31.93	$37.74	$33.01	$33.76
Income from Investment Operations
Net investment income (loss)A	.01	.04	.14	.20	.32	.30
Net realized and unrealized gain (loss)	6.42	11.16	9.08	(2.49)	6.66	1.84
Total from investment operations	6.43	11.20	9.22	(2.29)	6.98	2.14
Distributions from net investment income	(.03)	(.07)	(.14)	(.23)	(.34)	(.24)
Distributions from net realized gain	(2.27)	(.21)	(4.11)	(3.28)	(1.91)	(2.65)
Total distributions	(2.30)	(.28)	(4.24)B	(3.52)B	(2.25)	(2.89)
Net asset value, end of period	$51.96	$47.83	$36.91	$31.93	$37.74	$33.01
Total ReturnC,D,E	13.81%	30.48%	31.49%	(6.49)%	21.81%	7.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.69%	.69%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68%H	.69%	.69%	.69%	.70%	.71%
Expenses net of all reductions	.67%H	.68%	.69%	.69%	.70%	.70%
Net investment income (loss)	.03%H	.09%	.40%	.56%	.90%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$2,332,868	$2,101,100	$1,716,187	$1,402,867	$1,553,670	$1,327,708
Portfolio turnover rateI	45%H	39%	37%J	111%J	70%	62%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Contrafund Portfolio	$1,386,477

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,573,310,347
Gross unrealized depreciation	(51,720,129)
Net unrealized appreciation (depreciation)	$11,521,590,218
Tax cost	$11,668,138,649

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	4,811,469,317	5,439,416,469

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$893,589
Service Class 2	10,854,341
$11,747,930

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$2,915,873.06
Service Class	567,981.06
Service Class 2	2,759,781.06
Investor Class	1,525,238.14
	$7,768,873

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$61,878

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	247,957,954	418,808,901

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. During the period, there were no borrowings on this line of credit.

Amount
VIP Contrafund Portfolio	$20,988

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Contrafund Portfolio	$11,457	$3,450	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $402,045 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $14.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,297.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Contrafund Portfolio
Distributions to shareholders
Initial Class	$421,174,654	$56,532,421
Service Class	82,337,363	10,407,726
Service Class 2	406,412,476	50,750,607
Investor Class	99,802,189	12,666,881
Total	$1,009,726,682	$130,357,635

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Contrafund Portfolio
Initial Class
Shares sold	2,429,806	25,682,421	$117,804,035	$948,596,232
Reinvestment of distributions	8,667,929	1,379,377	421,174,654	56,532,421
Shares redeemed	(10,343,870)	(28,101,868)	(506,483,158)	(1,137,149,063)
Net increase (decrease)	753,865	(1,040,070)	$32,495,531	$(132,020,410)
Service Class
Shares sold	507,497	1,612,745	$24,435,276	$63,778,609
Reinvestment of distributions	1,704,707	260,347	82,337,363	10,407,726
Shares redeemed	(2,104,595)	(6,047,520)	(102,445,882)	(241,210,228)
Net increase (decrease)	107,609	(4,174,428)	$4,326,757	$(167,023,893)
Service Class 2
Shares sold	5,753,721	15,178,752	$270,904,612	$582,131,149
Reinvestment of distributions	8,634,215	1,316,992	406,412,476	50,750,607
Shares redeemed	(11,517,143)	(59,859,343)	(547,648,209)	(2,209,028,335)
Net increase (decrease)	2,870,793	(43,363,599)	$129,668,879	$(1,576,146,579)
Investor Class
Shares sold	482,668	1,959,406	$23,446,446	$79,036,665
Reinvestment of distributions	2,069,297	315,543	99,802,189	12,666,881
Shares redeemed	(1,589,054)	(4,836,565)	(76,836,103)	(189,176,000)
Net increase (decrease)	962,911	(2,561,616)	$46,412,532	$(97,472,454)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Contrafund Portfolio	15%	2	22%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Contrafund Portfolio
Initial Class	.60%
Actual		$1,000.00	$1,138.50	$3.18
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class	.70%
Actual		$1,000.00	$1,138.00	$3.71
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class 2.85%
Actual		$1,000.00	$1,137.10	$4.50
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Investor Class	.68%
Actual		$1,000.00	$1,138.10	$3.60
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in May 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Contrafund Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Contrafund Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Initial Class ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPCON-SANN-0821
1.705691.123

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
Cayman Islands	19.3%
Taiwan	14.2%
Korea (South)	13.5%
Brazil	11.7%
China	10.2%
India	9.8%
Mexico	4.7%
Russia	3.5%
Canada	2.5%
Other*	10.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2021

% of fund's net assets
Stocks	99.4
Short-Term Investments and Net Other Assets (Liabilities)	0.6

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	8.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.1
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	3.1
Barrick Gold Corp. (Canada, Metals & Mining)	2.5
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	2.4
Richter Gedeon PLC (Hungary, Pharmaceuticals)	2.2
Larsen & Toubro Ltd. (India, Construction & Engineering)	2.2
42.4

Top Market Sectors as of June 30, 2021

% of fund's net assets
Financials	22.3
Information Technology	17.2
Consumer Discretionary	15.2
Communication Services	11.1
Consumer Staples	9.8
Materials	8.4
Industrials	7.0
Energy	4.5
Health Care	3.9

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Bermuda - 2.1%
Credicorp Ltd. (United States) (a)	133,600	$16,180,296
Shangri-La Asia Ltd. (a)	9,722,000	9,516,273

TOTAL BERMUDA		25,696,569

Brazil - 5.6%
B3 SA - Brasil Bolsa Balcao	5,288,700	17,884,904
Localiza Rent A Car SA	1,020,700	13,133,781
Natura & Co. Holding SA (a)	2,059,800	23,497,739
Suzano Papel e Celulose SA (a)	1,313,781	15,798,231

TOTAL BRAZIL		70,314,655

Canada - 2.5%
Barrick Gold Corp.	1,514,200	31,313,656
Cayman Islands - 19.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	229,300	52,000,654
Baidu.com, Inc. sponsored ADR (a)	72,500	14,782,750
JD.com, Inc. sponsored ADR (a)	518,247	41,361,293
Li Ning Co. Ltd.	1,855,237	22,651,941
Tencent Holdings Ltd.	1,483,605	111,704,347

TOTAL CAYMAN ISLANDS		242,500,985

China - 10.2%
China Life Insurance Co. Ltd. (H Shares)	11,644,863	23,087,327
China Merchants Bank Co. Ltd. (H Shares)	3,028,519	25,841,271
Haier Smart Home Co. Ltd. (A Shares)	4,713,278	18,912,382
Industrial & Commercial Bank of China Ltd. (H Shares)	65,893,635	38,699,558
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	279,100	20,749,234

TOTAL CHINA		127,289,772

Greece - 1.6%
National Bank of Greece SA (a)	7,119,300	20,260,104
Hong Kong - 1.0%
China Resources Beer Holdings Co. Ltd.	1,440,505	12,940,667
Hungary - 2.2%
Richter Gedeon PLC	1,059,241	28,199,306
India - 9.8%
Graphite India Ltd.	690,408	5,917,186
Housing Development Finance Corp. Ltd.	598,259	19,913,139
Larsen & Toubro Ltd.	1,347,993	27,200,039
Shree Cement Ltd. (a)	43,001	15,904,327
Solar Industries India Ltd.	666,686	14,209,605
State Bank of India	4,596,100	25,908,494
Voltas Ltd.	985,300	13,546,964

TOTAL INDIA		122,599,754

Indonesia - 1.3%
PT Bank Mandiri (Persero) Tbk	40,143,438	16,366,338
Korea (South) - 13.5%
AMOREPACIFIC Corp.	49,670	11,076,850
Hyundai Motor Co.	123,980	26,277,177
Samsung Electronics Co. Ltd.	1,515,610	108,238,696
Shinhan Financial Group Co. Ltd.	648,572	23,336,578

TOTAL KOREA (SOUTH)		168,929,301

Mexico - 4.7%
CEMEX S.A.B. de CV sponsored ADR (a)	2,085,000	17,514,000
Grupo Financiero Banorte S.A.B. de CV Series O	2,390,768	15,442,725
Wal-Mart de Mexico SA de CV Series V	7,888,600	25,750,537

TOTAL MEXICO		58,707,262

Netherlands - 1.0%
Yandex NV Series A (a)(b)	174,300	12,331,725
Russia - 3.5%
Lukoil PJSC sponsored ADR	293,263	27,162,019
Sberbank of Russia sponsored ADR	1,033,010	17,153,131

TOTAL RUSSIA		44,315,150

South Africa - 0.8%
Impala Platinum Holdings Ltd.	619,016	10,181,279
Taiwan - 14.2%
ASE Technology Holding Co. Ltd.	4,681,000	18,744,290
ECLAT Textile Co. Ltd.	854,000	20,067,126
HIWIN Technologies Corp.	1,264,865	17,896,362
Sporton International, Inc.	1,166,504	10,028,153
Taiwan Semiconductor Manufacturing Co. Ltd.	2,958,338	63,591,253
Unified-President Enterprises Corp.	8,866,925	23,249,177
Yageo Corp.	1,242,000	24,690,964

TOTAL TAIWAN		178,267,325

TOTAL COMMON STOCKS
(Cost $868,538,951)		1,170,213,848

Nonconvertible Preferred Stocks - 6.1%
Brazil - 6.1%
Ambev SA sponsored ADR	7,490,800	25,768,352
Itau Unibanco Holding SA	3,314,050	19,855,782
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,496,547	30,532,770
TOTAL NONCOVERTIBLE PREFERRED STOCKS
(Cost $60,493,646)		76,156,904

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (c)	9,917,591	9,919,575
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	12,454,055	12,455,300
TOTAL MONEY MARKET FUNDS
(Cost $22,374,875)		22,374,875
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $951,407,472)		1,268,745,627
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(15,053,746)
NET ASSETS - 100%		$1,253,691,881

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,478
Fidelity Securities Lending Cash Central Fund	5,902
Total	$13,380

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$27,117,510	$258,951,127	$276,148,887	$(175)	$--	$9,919,575	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,450,100	39,636,380	36,631,180	--	--	12,455,300	0.0%
Total	$36,567,610	$298,587,507	$312,780,067	$(175)	$--	$22,374,875

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$138,818,822	$27,114,475	$111,704,347	$--
Consumer Discretionary	190,786,846	190,786,846	--	--
Consumer Staples	122,283,322	122,283,322	--	--
Energy	57,694,789	57,694,789	--	--
Financials	279,929,647	217,139,404	62,790,243	--
Health Care	48,948,540	48,948,540	--	--
Industrials	87,722,485	87,722,485	--	--
Information Technology	215,265,203	108,238,696	107,026,507	--
Materials	104,921,098	94,739,819	10,181,279	--
Money Market Funds	22,374,875	22,374,875	--	--
Total Investments in Securities:	$1,268,745,627	$977,043,251	$291,702,376	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,324,650) — See accompanying schedule: Unaffiliated issuers (cost $929,032,597)	$1,246,370,752
Fidelity Central Funds (cost $22,374,875)	22,374,875
Total Investment in Securities (cost $951,407,472)		$1,268,745,627
Foreign currency held at value (cost $44,807)		44,766
Receivable for investments sold		301,555
Receivable for fund shares sold		988,356
Dividends receivable		3,562,222
Distributions receivable from Fidelity Central Funds		842
Other receivables		126,298
Total assets		1,273,769,666
Liabilities
Payable for investments purchased	$20
Payable for fund shares redeemed	2,558,157
Accrued management fee	830,207
Distribution and service plan fees payable	54,088
Other affiliated payables	139,369
Other payables and accrued expenses	4,040,644
Collateral on securities loaned	12,455,300
Total liabilities		20,077,785
Net Assets		$1,253,691,881
Net Assets consist of:
Paid in capital		$854,012,552
Total accumulated earnings (loss)		399,679,329
Net Assets		$1,253,691,881
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($464,995,846 ÷ 30,287,908 shares)		$15.35
Service Class:
Net Asset Value, offering price and redemption price per share ($320,456,061 ÷ 20,854,947 shares)		$15.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($133,461,747 ÷ 8,706,333 shares)		$15.33
Investor Class:
Net Asset Value, offering price and redemption price per share ($334,778,227 ÷ 21,926,200 shares)		$15.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$13,005,832
Income from Fidelity Central Funds (including $5,902 from security lending)		13,380
Income before foreign taxes withheld		13,019,212
Less foreign taxes withheld		(1,495,780)
Total income		11,523,432
Expenses
Management fee	$4,830,308
Transfer agent fees	525,409
Distribution and service plan fees	310,840
Accounting fees	284,061
Custodian fees and expenses	133,726
Independent trustees' fees and expenses	2,021
Audit	35,034
Legal	1,313
Interest	185
Miscellaneous	2,637
Total expenses before reductions	6,125,534
Expense reductions	(285,820)
Total expenses after reductions		5,839,714
Net investment income (loss)		5,683,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,703,659
Fidelity Central Funds	(175)
Foreign currency transactions	(342,491)
Total net realized gain (loss)		86,360,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,483,225)	(1,203,927)
Assets and liabilities in foreign currencies	802
Total change in net unrealized appreciation (depreciation)		(1,203,125)
Net gain (loss)		85,157,868
Net increase (decrease) in net assets resulting from operations		$90,841,586

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,683,718	$6,983,241
Net realized gain (loss)	86,360,993	62,906,021
Change in net unrealized appreciation (depreciation)	(1,203,125)	222,813,443
Net increase (decrease) in net assets resulting from operations	90,841,586	292,702,705
Distributions to shareholders	(47,114,189)	(78,789,181)
Share transactions - net increase (decrease)	109,230,641	319,770,962
Total increase (decrease) in net assets	152,958,038	533,684,486
Net Assets
Beginning of period	1,100,733,843	567,049,357
End of period	$1,253,691,881	$1,100,733,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$12.68	$9.95	$12.23	$8.36	$8.14
Income from Investment Operations
Net investment income (loss)A	.07	.11	.26B	.08	.07	.06
Net realized and unrealized gain (loss)	1.14	3.46	2.66	(2.28)	3.88	.20
Total from investment operations	1.21	3.57	2.92	(2.20)	3.95	.26
Distributions from net investment income	(.02)	(.10)	(.19)	(.08)	(.07)	(.04)
Distributions from net realized gain	(.59)	(1.39)	–	–C	(.01)	–
Total distributions	(.61)	(1.50)D	(.19)	(.08)	(.08)	(.04)
Net asset value, end of period	$15.35	$14.75	$12.68	$9.95	$12.23	$8.36
Total ReturnE,F,G	8.11%	31.27%	29.46%	(18.00)%	47.40%	3.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.92%	.96%	1.01%	1.01%	1.05%
Expenses net of fee waivers, if any	.91%J	.92%	.96%	1.01%	1.01%	1.05%
Expenses net of all reductions	.87%J	.90%	.91%	.98%	.99%	1.05%
Net investment income (loss)	.98%J	.97%	2.25%B	.71%	.64%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$464,996	$399,283	$273,578	$159,140	$165,396	$132,435
Portfolio turnover rateK	48%J	80%	135%	117%	82%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$12.70	$9.97	$12.26	$8.39	$8.17
Income from Investment Operations
Net investment income (loss)A	.07	.11	.25B	.06	.06	.05
Net realized and unrealized gain (loss)	1.13	3.45	2.66	(2.27)	3.89	.21
Total from investment operations	1.20	3.56	2.91	(2.21)	3.95	.26
Distributions from net investment income	(.01)	(.10)	(.18)	(.08)	(.07)	(.04)
Distributions from net realized gain	(.59)	(1.39)	–	–C	(.01)	–
Total distributions	(.60)	(1.49)	(.18)	(.08)	(.08)	(.04)
Net asset value, end of period	$15.37	$14.77	$12.70	$9.97	$12.26	$8.39
Total ReturnD,E,F	8.08%	31.17%	29.30%	(18.02)%	47.19%	3.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.02%	1.06%	1.12%	1.11%	1.16%
Expenses net of fee waivers, if any	1.01%I	1.02%	1.06%	1.12%	1.11%	1.16%
Expenses net of all reductions	.97%I	1.00%	1.01%	1.09%	1.09%	1.15%
Net investment income (loss)	.88%I	.87%	2.16%B	.60%	.54%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$320,456	$316,596	$36,185	$17,147	$1,089	$81
Portfolio turnover rateJ	48%I	80%	135%	117%	82%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$12.69	$9.96	$12.25	$8.38	$8.15
Income from Investment Operations
Net investment income (loss)A	.06	.09	.23B	.05	.04	.04
Net realized and unrealized gain (loss)	1.13	3.44	2.67	(2.27)	3.90	.20
Total from investment operations	1.19	3.53	2.90	(2.22)	3.94	.24
Distributions from net investment income	(.01)	(.08)	(.17)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.59)	(1.39)	–	–C	(.01)	–
Total distributions	(.60)	(1.48)D	(.17)	(.07)D	(.07)	(.01)
Net asset value, end of period	$15.33	$14.74	$12.69	$9.96	$12.25	$8.38
Total ReturnE,F,G	8.02%	30.88%	29.19%	(18.16)%	47.05%	2.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.17%	1.21%	1.27%	1.26%	1.31%
Expenses net of fee waivers, if any	1.16%J	1.17%	1.21%	1.26%	1.26%	1.31%
Expenses net of all reductions	1.12%J	1.15%	1.16%	1.23%	1.24%	1.30%
Net investment income (loss)	.73%J	.72%	2.01%B	.46%	.39%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$133,462	$91,103	$47,476	$20,128	$7,246	$2,868
Portfolio turnover rateK	48%J	80%	135%	117%	82%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .82%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.68	$12.63	$9.91	$12.17	$8.32	$8.11
Income from Investment Operations
Net investment income (loss)A	.07	.10	.25B	.07	.06	.05
Net realized and unrealized gain (loss)	1.13	3.44	2.65	(2.26)	3.87	.20
Total from investment operations	1.20	3.54	2.90	(2.19)	3.93	.25
Distributions from net investment income	(.02)	(.10)	(.18)	(.06)	(.07)	(.04)
Distributions from net realized gain	(.59)	(1.39)	–	–C	(.01)	–
Total distributions	(.61)	(1.49)	(.18)	(.07)D	(.08)	(.04)
Net asset value, end of period	$15.27	$14.68	$12.63	$9.91	$12.17	$8.32
Total ReturnE,F,G	8.07%	31.16%	29.38%	(18.02)%	47.32%	3.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.00%	1.04%	1.09%	1.09%	1.14%
Expenses net of fee waivers, if any	.99%J	1.00%	1.04%	1.09%	1.09%	1.14%
Expenses net of all reductions	.94%J	.98%	.99%	1.06%	1.07%	1.13%
Net investment income (loss)	.91%J	.89%	2.18%B	.63%	.56%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$334,778	$293,751	$209,811	$153,024	$205,217	$93,982
Portfolio turnover rateK	48%J	80%	135%	117%	82%	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$351,211,715
Gross unrealized depreciation	(40,686,201)
Net unrealized appreciation (depreciation)	$310,525,514
Tax cost	$958,220,113

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	348,440,452	288,613,356

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$164,208
Service Class 2	146,632
$310,840

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$146,510.06
Service Class	104,352.06
Service Class 2	37,320.06
Investor Class	237,227.14
	$525,409

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$7,722

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Emerging Markets Portfolio	Borrower	$7,522,250.33%		$185

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	5,208,774	9,462,359

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Emerging Markets Portfolio	$1,124

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Emerging Markets Portfolio	$633	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $284,220 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,600.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Emerging Markets Portfolio
Distributions to shareholders
Initial Class	$16,933,440	$34,893,287
Service Class	12,909,819	11,405,830
Service Class 2	4,310,311	6,317,469
Investor Class	12,960,619	26,172,595
Total	$47,114,189	$78,789,181

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Emerging Markets Portfolio
Initial Class
Shares sold	8,380,893	13,776,026	$127,225,856	$155,620,452
Reinvestment of distributions	1,084,087	2,913,654	16,933,440	34,893,287
Shares redeemed	(6,244,590)	(11,191,878)	(95,690,119)	(135,298,948)
Net increase (decrease)	3,220,390	5,497,802	$48,469,177	$55,214,791
Service Class
Shares sold	1,138,534	20,346,286	$17,335,510	$213,618,985
Reinvestment of distributions	825,964	873,874	12,909,819	11,405,830
Shares redeemed	(2,547,805)	(2,630,343)	(38,984,123)	(33,229,735)
Net increase (decrease)	(583,307)	18,589,817	$(8,738,794)	$191,795,080
Service Class 2
Shares sold	3,706,095	3,209,866	$56,715,562	$39,779,756
Reinvestment of distributions	276,125	526,514	4,310,311	6,317,469
Shares redeemed	(1,454,815)	(1,298,880)	(21,905,813)	(14,898,156)
Net increase (decrease)	2,527,405	2,437,500	$39,120,060	$31,199,069
Investor Class
Shares sold	4,396,259	7,088,237	$67,666,060	$84,268,928
Reinvestment of distributions	834,554	2,201,227	12,960,619	26,172,595
Shares redeemed	(3,318,723)	(5,887,822)	(50,246,481)	(68,879,501)
Net increase (decrease)	1,912,090	3,401,642	$30,380,198	$41,562,022

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Emerging Markets Portfolio	16%	2	31%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Emerging Markets Portfolio
Initial Class	.91%
Actual		$1,000.00	$1,081.10	$4.70
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Service Class	1.01%
Actual		$1,000.00	$1,080.80	$5.21
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Service Class 2	1.16%
Actual		$1,000.00	$1,080.20	$5.98
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Investor Class	.99%
Actual		$1,000.00	$1,080.70	$5.11
Hypothetical-C		$1,000.00	$1,019.89	$4.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2019 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recentone-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Emerging Markets Portfolio

2020 Total Return % vs. Morningstar Diversified Emerging Mkts and MSCI EM (Net MA):

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
20.0
15.0
10.0
5.0
0.0
15.7
15.5
16.4
10.6
5.0
1 Year
25.0
20.0
15.0
10.0
5.0
0.0
-5.0
20.3
19.4
13.7
7.5
-0.7
3 Year
80.0
70.0
60.0
50.0
40.0
30.0
75.8
73.6
65.7
53.9
37.1
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	75%	86%	88%
Investor Class	75%	86%	88%
Service Class	75%	86%	87%
Service Class 2	75%	86%	86%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Emerging Markets Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPEM-SANN-0821
1.858138.113

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Apple, Inc.	5.9
Microsoft Corp.	5.6
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	2.3
Alphabet, Inc. Class A	2.0
Alphabet, Inc. Class C	1.9
Berkshire Hathaway, Inc. Class B	1.4
Tesla, Inc.	1.4
NVIDIA Corp.	1.4
JPMorgan Chase & Co.	1.3
27.2

Top Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	27.2
Health Care	12.9
Consumer Discretionary	12.2
Financials	11.2
Communication Services	11.0
Industrials	8.5
Consumer Staples	5.8
Energy	2.8
Materials	2.6
Real Estate	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.4%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,294,698	$66,041,408
Lumen Technologies, Inc.	319,709	4,344,845
Verizon Communications, Inc.	1,330,561	74,551,333
		144,937,586
Entertainment - 1.9%
Activision Blizzard, Inc.	249,723	23,833,563
Electronic Arts, Inc.	91,978	13,229,196
Live Nation Entertainment, Inc. (a)	46,431	4,066,891
Netflix, Inc. (a)	142,504	75,272,038
Take-Two Interactive Software, Inc. (a)	37,170	6,579,833
The Walt Disney Co. (a)	583,937	102,638,606
		225,620,127
Interactive Media & Services - 6.4%
Alphabet, Inc.:
Class A (a)	96,656	236,013,654
Class C (a)	91,515	229,365,875
Facebook, Inc. Class A (a)	770,057	267,756,519
Twitter, Inc. (a)	256,507	17,650,247
		750,786,295
Media - 1.3%
Charter Communications, Inc. Class A (a)	44,263	31,933,541
Comcast Corp. Class A	1,473,506	84,019,312
Discovery Communications, Inc.:
Class A (a)	54,203	1,662,948
Class C (non-vtg.) (a)	96,555	2,798,164
DISH Network Corp. Class A (a)	79,852	3,337,814
Fox Corp.:
Class A	105,073	3,901,360
Class B	48,838	1,719,098
Interpublic Group of Companies, Inc.	126,426	4,107,581
News Corp.:
Class A	125,720	3,239,804
Class B	39,137	952,986
Omnicom Group, Inc.	69,124	5,529,229
ViacomCBS, Inc. Class B	194,627	8,797,140
		151,998,977
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	188,340	27,277,282

TOTAL COMMUNICATION SERVICES		1,300,620,267

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
Aptiv PLC (a)	86,923	13,675,596
BorgWarner, Inc.	77,084	3,741,657
		17,417,253
Automobiles - 1.8%
Ford Motor Co. (a)	1,260,089	18,724,923
General Motors Co. (a)	410,279	24,276,208
Tesla, Inc. (a)	247,681	168,348,776
		211,349,907
Distributors - 0.2%
Genuine Parts Co.	46,431	5,872,129
LKQ Corp. (a)	89,341	4,397,364
Pool Corp.	12,898	5,915,797
		16,185,290
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	13,194	28,869,659
Caesars Entertainment, Inc. (a)	67,073	6,958,824
Carnival Corp. (a)	256,564	6,763,027
Chipotle Mexican Grill, Inc. (a)	9,047	14,025,926
Darden Restaurants, Inc.	42,051	6,139,025
Domino's Pizza, Inc.	12,479	5,821,329
Expedia, Inc. (a)	45,459	7,442,093
Hilton Worldwide Holdings, Inc. (a)	89,517	10,797,541
Las Vegas Sands Corp. (a)	105,577	5,562,852
Marriott International, Inc. Class A (a)	85,818	11,715,873
McDonald's Corp.	239,810	55,393,712
MGM Resorts International	130,851	5,580,795
Norwegian Cruise Line Holdings Ltd. (a)(b)	118,891	3,496,584
Penn National Gaming, Inc. (a)	47,739	3,651,556
Royal Caribbean Cruises Ltd. (a)(b)	70,361	6,000,386
Starbucks Corp.	378,689	42,341,217
Wynn Resorts Ltd. (a)	33,825	4,136,798
Yum! Brands, Inc.	95,741	11,013,087
		235,710,284
Household Durables - 0.4%
D.R. Horton, Inc.	105,428	9,527,528
Garmin Ltd.	48,167	6,966,875
Leggett & Platt, Inc.	42,819	2,218,452
Lennar Corp. Class A	88,625	8,804,894
Mohawk Industries, Inc. (a)	18,819	3,616,824
Newell Brands, Inc.	121,650	3,341,726
NVR, Inc. (a)	1,099	5,465,657
PulteGroup, Inc.	84,999	4,638,395
Whirlpool Corp.	20,127	4,388,089
		48,968,440
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	137,770	473,950,843
eBay, Inc.	208,001	14,603,750
Etsy, Inc. (a)	40,849	8,408,358
		496,962,951
Leisure Products - 0.0%
Hasbro, Inc.	41,118	3,886,473
Multiline Retail - 0.5%
Dollar General Corp.	75,913	16,426,814
Dollar Tree, Inc. (a)	74,547	7,417,427
Target Corp.	158,997	38,435,935
		62,280,176
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	21,031	4,314,299
AutoZone, Inc. (a)	6,948	10,367,945
Best Buy Co., Inc.	71,644	8,237,627
CarMax, Inc. (a)	52,434	6,771,851
Gap, Inc.	66,746	2,246,003
L Brands, Inc.	75,293	5,425,614
Lowe's Companies, Inc.	227,185	44,067,074
O'Reilly Automotive, Inc. (a)	22,421	12,694,994
Ross Stores, Inc.	114,610	14,211,640
The Home Depot, Inc.	341,716	108,969,815
TJX Companies, Inc.	387,590	26,131,318
Tractor Supply Co.	37,042	6,892,035
Ulta Beauty, Inc. (a)	17,598	6,084,860
		256,415,075
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	112,201	2,094,793
NIKE, Inc. Class B	409,753	63,302,741
PVH Corp. (a)	22,904	2,464,241
Ralph Lauren Corp.	15,507	1,826,880
Tapestry, Inc. (a)	89,621	3,896,721
Under Armour, Inc.:
Class A (sub. vtg.) (a)	60,620	1,282,113
Class C (non-vtg.) (a)	63,150	1,172,696
VF Corp.	103,346	8,478,506
		84,518,691

TOTAL CONSUMER DISCRETIONARY		1,433,694,540

CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	58,703	4,399,203
Constellation Brands, Inc. Class A (sub. vtg.)	54,314	12,703,501
Molson Coors Beverage Co. Class B (a)	60,535	3,250,124
Monster Beverage Corp. (a)	118,911	10,862,520
PepsiCo, Inc.	444,037	65,792,962
The Coca-Cola Co.	1,247,144	67,482,962
		164,491,272
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	142,075	56,214,815
Kroger Co.	243,322	9,321,666
Sysco Corp.	164,415	12,783,266
Walgreens Boots Alliance, Inc.	230,578	12,130,709
Walmart, Inc.	441,280	62,229,306
		152,679,762
Food Products - 0.9%
Archer Daniels Midland Co.	179,559	10,881,275
Campbell Soup Co. (b)	65,247	2,974,611
Conagra Brands, Inc.	154,248	5,611,542
General Mills, Inc.	196,036	11,944,473
Hormel Foods Corp.	90,592	4,325,768
Kellogg Co. (b)	80,979	5,209,379
Lamb Weston Holdings, Inc.	47,013	3,792,069
McCormick & Co., Inc. (non-vtg.)	80,026	7,067,896
Mondelez International, Inc.	451,455	28,188,850
The Hershey Co.	47,045	8,194,298
The J.M. Smucker Co. (b)	35,219	4,563,326
The Kraft Heinz Co.	208,344	8,496,268
Tyson Foods, Inc. Class A	94,736	6,987,727
		108,237,482
Household Products - 1.3%
Church & Dwight Co., Inc.	78,819	6,716,955
Colgate-Palmolive Co.	271,883	22,117,682
Kimberly-Clark Corp.	108,446	14,507,906
Procter & Gamble Co.	786,828	106,166,702
The Clorox Co. (b)	39,971	7,191,183
		156,700,428
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	74,528	23,705,866
Tobacco - 0.7%
Altria Group, Inc.	594,770	28,358,634
Philip Morris International, Inc.	500,892	49,643,406
		78,002,040

TOTAL CONSUMER STAPLES		683,816,850

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	233,781	5,346,571
Halliburton Co.	285,943	6,611,002
NOV, Inc. (a)	125,547	1,923,380
Schlumberger Ltd.	449,405	14,385,454
		28,266,407
Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	121,475	2,627,504
Cabot Oil & Gas Corp. (b)	128,446	2,242,667
Chevron Corp.	621,162	65,060,508
ConocoPhillips Co.	433,685	26,411,417
Devon Energy Corp.	191,441	5,588,163
Diamondback Energy, Inc.	58,170	5,461,581
EOG Resources, Inc.	187,563	15,650,257
Exxon Mobil Corp.	1,360,601	85,826,711
Hess Corp.	88,219	7,703,283
Kinder Morgan, Inc.	625,913	11,410,394
Marathon Oil Corp.	253,302	3,449,973
Marathon Petroleum Corp.	204,741	12,370,451
Occidental Petroleum Corp.	269,989	8,442,556
ONEOK, Inc.	143,189	7,967,036
Phillips 66 Co.	140,724	12,076,934
Pioneer Natural Resources Co.	74,483	12,104,977
The Williams Companies, Inc. (b)	390,408	10,365,332
Valero Energy Corp.	131,370	10,257,370
		305,017,114

TOTAL ENERGY		333,283,521

FINANCIALS - 11.2%
Banks - 4.3%
Bank of America Corp.	2,423,573	99,923,915
Citigroup, Inc.	664,321	47,000,711
Citizens Financial Group, Inc.	136,888	6,279,053
Comerica, Inc.	44,870	3,201,026
Fifth Third Bancorp	226,245	8,649,346
First Republic Bank	56,561	10,586,522
Huntington Bancshares, Inc.	474,202	6,766,863
JPMorgan Chase & Co.	972,877	151,321,289
KeyCorp	311,911	6,440,962
M&T Bank Corp.	41,348	6,008,278
Peoples United Financial, Inc.	137,434	2,355,619
PNC Financial Services Group, Inc.	136,543	26,046,943
Regions Financial Corp.	308,944	6,234,490
SVB Financial Group (a)	17,456	9,713,042
Truist Financial Corp.	432,215	23,987,933
U.S. Bancorp	435,673	24,820,291
Wells Fargo & Co.	1,328,473	60,166,542
Zions Bancorp NA	52,648	2,782,973
		502,285,798
Capital Markets - 3.0%
Ameriprise Financial, Inc.	37,250	9,270,780
Bank of New York Mellon Corp.	259,293	13,283,580
BlackRock, Inc. Class A	45,588	39,888,132
Cboe Global Markets, Inc.	34,287	4,081,867
Charles Schwab Corp.	482,032	35,096,750
CME Group, Inc.	115,408	24,544,973
Franklin Resources, Inc. (b)	87,525	2,799,925
Goldman Sachs Group, Inc.	109,341	41,498,190
Intercontinental Exchange, Inc.	180,865	21,468,676
Invesco Ltd.	121,609	3,250,609
MarketAxess Holdings, Inc.	12,207	5,659,043
Moody's Corp.	51,741	18,749,386
Morgan Stanley	478,374	43,862,112
MSCI, Inc.	26,490	14,121,289
NASDAQ, Inc.	36,916	6,489,833
Northern Trust Corp.	66,893	7,734,169
Raymond James Financial, Inc.	39,306	5,105,849
S&P Global, Inc.	77,422	31,777,860
State Street Corp.	111,768	9,196,271
T. Rowe Price Group, Inc.	72,908	14,433,597
		352,312,891
Consumer Finance - 0.7%
American Express Co.	209,118	34,552,567
Capital One Financial Corp.	145,102	22,445,828
Discover Financial Services	97,987	11,590,882
Synchrony Financial	173,834	8,434,426
		77,023,703
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	609,140	169,292,189
Insurance - 1.8%
AFLAC, Inc.	203,145	10,900,761
Allstate Corp.	96,203	12,548,719
American International Group, Inc.	275,795	13,127,842
Aon PLC	72,520	17,314,875
Arthur J. Gallagher & Co.	65,848	9,223,988
Assurant, Inc.	19,465	3,040,044
Chubb Ltd.	144,524	22,970,645
Cincinnati Financial Corp.	48,150	5,615,253
Everest Re Group Ltd.	12,882	3,246,393
Globe Life, Inc.	30,470	2,902,268
Hartford Financial Services Group, Inc.	114,796	7,113,908
Lincoln National Corp. (b)	57,512	3,614,054
Loews Corp.	71,894	3,929,007
Marsh & McLennan Companies, Inc.	163,435	22,992,036
MetLife, Inc.	239,144	14,312,768
Principal Financial Group, Inc.	81,301	5,137,410
Progressive Corp.	188,060	18,469,373
Prudential Financial, Inc.	126,626	12,975,366
The Travelers Companies, Inc.	80,829	12,100,910
Unum Group	65,640	1,864,176
W.R. Berkley Corp.	45,036	3,352,029
Willis Towers Watson PLC	41,451	9,534,559
		216,286,384

TOTAL FINANCIALS		1,317,200,965

HEALTH CARE - 12.9%
Biotechnology - 1.7%
AbbVie, Inc.	567,639	63,938,857
Alexion Pharmaceuticals, Inc. (a)	71,032	13,049,289
Amgen, Inc.	184,654	45,009,413
Biogen, Inc. (a)	48,386	16,754,620
Gilead Sciences, Inc.	403,076	27,755,813
Incyte Corp. (a)	60,078	5,054,362
Regeneron Pharmaceuticals, Inc. (a)	33,648	18,793,754
Vertex Pharmaceuticals, Inc. (a)	83,196	16,774,809
		207,130,917
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	571,046	66,201,363
Abiomed, Inc. (a)	14,557	4,543,385
Align Technology, Inc. (a)	23,145	14,141,595
Baxter International, Inc.	161,610	13,009,605
Becton, Dickinson & Co.	93,465	22,729,753
Boston Scientific Corp. (a)	456,661	19,526,824
Danaher Corp.	204,022	54,751,344
Dentsply Sirona, Inc.	70,164	4,438,575
DexCom, Inc. (a)	31,080	13,271,160
Edwards Lifesciences Corp. (a)	199,786	20,691,836
Hologic, Inc. (a)	82,350	5,494,392
IDEXX Laboratories, Inc. (a)	27,408	17,309,522
Intuitive Surgical, Inc. (a)	38,056	34,997,820
Medtronic PLC	432,393	53,672,943
ResMed, Inc.	46,767	11,529,001
STERIS PLC	31,380	6,473,694
Stryker Corp.	105,341	27,360,218
Teleflex, Inc.	15,019	6,034,484
The Cooper Companies, Inc.	15,828	6,272,162
West Pharmaceutical Services, Inc.	23,726	8,520,007
Zimmer Biomet Holdings, Inc.	67,003	10,775,422
		421,745,105
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	47,532	5,441,939
Anthem, Inc.	78,689	30,043,460
Cardinal Health, Inc.	93,250	5,323,643
Centene Corp. (a)	187,283	13,658,549
Cigna Corp.	110,282	26,144,554
CVS Health Corp.	423,127	35,305,717
DaVita HealthCare Partners, Inc. (a)	22,527	2,712,927
HCA Holdings, Inc.	84,464	17,462,087
Henry Schein, Inc. (a)	45,218	3,354,723
Humana, Inc.	41,463	18,356,499
Laboratory Corp. of America Holdings (a)	31,380	8,656,173
McKesson Corp.	50,839	9,722,450
Quest Diagnostics, Inc.	41,985	5,540,760
UnitedHealth Group, Inc.	303,293	121,450,649
Universal Health Services, Inc. Class B	25,059	3,669,389
		306,843,519
Health Care Technology - 0.1%
Cerner Corp.	96,839	7,568,936
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	97,522	14,414,727
Bio-Rad Laboratories, Inc. Class A (a)	6,926	4,462,353
Charles River Laboratories International, Inc. (a)	16,151	5,974,578
Illumina, Inc. (a)	46,922	22,203,960
IQVIA Holdings, Inc. (a)	61,597	14,926,185
Mettler-Toledo International, Inc. (a)	7,478	10,359,573
PerkinElmer, Inc.	36,024	5,562,466
Thermo Fisher Scientific, Inc.	126,314	63,721,624
Waters Corp. (a)	19,830	6,853,446
		148,478,912
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	717,954	47,973,686
Catalent, Inc. (a)	54,746	5,919,138
Eli Lilly & Co.	255,820	58,715,806
Johnson & Johnson	846,337	139,425,557
Merck & Co., Inc.	813,769	63,286,815
Organon & Co. (a)	81,321	2,460,773
Perrigo Co. PLC	42,921	1,967,928
Pfizer, Inc.	1,799,022	70,449,702
Viatris, Inc.	388,445	5,550,879
Zoetis, Inc. Class A	152,584	28,435,554
		424,185,838

TOTAL HEALTH CARE		1,515,953,227

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
General Dynamics Corp.	73,567	13,849,723
Howmet Aerospace, Inc. (a)	125,627	4,330,363
Huntington Ingalls Industries, Inc.	12,930	2,724,998
L3Harris Technologies, Inc.	65,879	14,239,746
Lockheed Martin Corp.	78,605	29,740,202
Northrop Grumman Corp.	48,109	17,484,254
Raytheon Technologies Corp.	486,929	41,539,913
Teledyne Technologies, Inc. (a)	14,926	6,251,457
Textron, Inc.	72,540	4,988,576
The Boeing Co. (a)	176,673	42,323,784
TransDigm Group, Inc. (a)	17,642	11,419,490
		188,892,506
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	42,741	4,003,549
Expeditors International of Washington, Inc.	54,278	6,871,595
FedEx Corp.	78,455	23,405,480
United Parcel Service, Inc. Class B	232,464	48,345,538
		82,626,162
Airlines - 0.3%
Alaska Air Group, Inc. (a)	40,007	2,412,822
American Airlines Group, Inc. (a)(b)	206,132	4,372,060
Delta Air Lines, Inc. (a)	205,574	8,893,131
Southwest Airlines Co. (a)	190,060	10,090,285
United Airlines Holdings, Inc. (a)	103,993	5,437,794
		31,206,092
Building Products - 0.5%
A.O. Smith Corp.	43,216	3,114,145
Allegion PLC	28,918	4,028,277
Carrier Global Corp. (b)	262,527	12,758,812
Fortune Brands Home & Security, Inc.	44,489	4,431,549
Johnson Controls International PLC	230,342	15,808,371
Masco Corp.	81,563	4,804,876
Trane Technologies PLC	76,859	14,152,816
		59,098,846
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,361	10,833,902
Copart, Inc. (a)	66,909	8,820,613
Republic Services, Inc.	67,672	7,444,597
Rollins, Inc.	71,173	2,434,117
Waste Management, Inc.	124,813	17,487,549
		47,020,778
Construction & Engineering - 0.0%
Quanta Services, Inc.	44,784	4,056,087
Electrical Equipment - 0.6%
AMETEK, Inc.	74,214	9,907,569
Eaton Corp. PLC	128,072	18,977,709
Emerson Electric Co.	192,735	18,548,816
Generac Holdings, Inc. (a)	20,233	8,399,730
Rockwell Automation, Inc.	37,306	10,670,262
		66,504,086
Industrial Conglomerates - 1.2%
3M Co.	186,300	37,004,769
General Electric Co.	2,821,335	37,975,169
Honeywell International, Inc.	223,221	48,963,526
Roper Technologies, Inc.	33,822	15,903,104
		139,846,568
Machinery - 1.7%
Caterpillar, Inc.	176,051	38,313,979
Cummins, Inc.	46,988	11,456,144
Deere & Co. (b)	100,254	35,360,588
Dover Corp.	46,256	6,966,154
Fortive Corp.	108,798	7,587,573
IDEX Corp.	24,403	5,369,880
Illinois Tool Works, Inc.	92,384	20,653,367
Ingersoll Rand, Inc. (a)	119,978	5,856,126
Otis Worldwide Corp.	129,645	10,601,072
PACCAR, Inc.	111,571	9,957,712
Parker Hannifin Corp.	41,477	12,738,001
Pentair PLC (b)	53,415	3,604,978
Snap-On, Inc.	17,381	3,883,437
Stanley Black & Decker, Inc.	51,902	10,639,391
Westinghouse Air Brake Co.	57,097	4,699,083
Xylem, Inc.	57,863	6,941,245
		194,628,730
Professional Services - 0.4%
Equifax, Inc.	39,114	9,368,194
IHS Markit Ltd.	120,396	13,563,813
Jacobs Engineering Group, Inc.	41,849	5,583,494
Leidos Holdings, Inc.	42,723	4,319,295
Nielsen Holdings PLC	115,216	2,842,379
Robert Half International, Inc.	36,246	3,224,807
Verisk Analytics, Inc.	52,094	9,101,864
		48,003,846
Road & Rail - 0.9%
CSX Corp.	730,254	23,426,548
J.B. Hunt Transport Services, Inc.	26,829	4,371,786
Kansas City Southern	29,225	8,281,488
Norfolk Southern Corp.	80,424	21,345,334
Old Dominion Freight Lines, Inc.	30,561	7,756,382
Union Pacific Corp.	213,498	46,954,615
		112,136,153
Trading Companies & Distributors - 0.2%
Fastenal Co.	184,585	9,598,420
United Rentals, Inc. (a)	23,261	7,420,492
W.W. Grainger, Inc.	14,068	6,161,784
		23,180,696

TOTAL INDUSTRIALS		997,200,550

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	17,661	6,398,757
Cisco Systems, Inc.	1,354,388	71,782,564
F5 Networks, Inc. (a)	19,159	3,576,219
Juniper Networks, Inc.	105,331	2,880,803
Motorola Solutions, Inc.	54,529	11,824,614
		96,462,957
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	192,066	13,139,235
CDW Corp.	45,060	7,869,729
Corning, Inc.	248,989	10,183,650
IPG Photonics Corp. (a)	11,537	2,431,653
Keysight Technologies, Inc. (a)	59,208	9,142,307
TE Connectivity Ltd.	106,130	14,349,837
Trimble, Inc. (a)	80,657	6,600,162
Zebra Technologies Corp. Class A (a)	17,198	9,106,169
		72,822,742
IT Services - 5.1%
Accenture PLC Class A	204,288	60,222,060
Akamai Technologies, Inc. (a)(b)	52,383	6,107,858
Automatic Data Processing, Inc.	136,756	27,162,477
Broadridge Financial Solutions, Inc.	37,321	6,028,461
Cognizant Technology Solutions Corp. Class A	169,503	11,739,778
DXC Technology Co. (a)	81,891	3,188,836
Fidelity National Information Services, Inc.	199,300	28,234,831
Fiserv, Inc. (a)	191,415	20,460,349
FleetCor Technologies, Inc. (a)	26,788	6,859,335
Gartner, Inc. (a)	27,664	6,700,221
Global Payments, Inc.	94,878	17,793,420
IBM Corp.	287,166	42,095,664
Jack Henry & Associates, Inc.	23,874	3,903,638
MasterCard, Inc. Class A	281,144	102,642,863
Paychex, Inc.	103,075	11,059,948
PayPal Holdings, Inc. (a)	377,541	110,045,651
The Western Union Co.	131,528	3,021,198
VeriSign, Inc. (a)	31,851	7,252,154
Visa, Inc. Class A	543,723	127,133,312
		601,652,054
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)(b)	390,491	36,678,820
Analog Devices, Inc. (b)	118,536	20,407,158
Applied Materials, Inc.	294,924	41,997,178
Broadcom, Inc.	131,223	62,572,375
Enphase Energy, Inc. (a)	43,612	8,008,472
Intel Corp.	1,297,758	72,856,134
KLA Corp.	49,263	15,971,557
Lam Research Corp.	45,836	29,825,485
Maxim Integrated Products, Inc.	86,248	9,087,089
Microchip Technology, Inc.	87,909	13,163,494
Micron Technology, Inc. (a)	360,408	30,627,472
Monolithic Power Systems, Inc.	13,822	5,161,826
NVIDIA Corp.	200,224	160,199,222
NXP Semiconductors NV	88,622	18,231,318
Qorvo, Inc. (a)	36,184	7,079,400
Qualcomm, Inc.	362,524	51,815,555
Skyworks Solutions, Inc.	53,059	10,174,063
Teradyne, Inc.	53,436	7,158,287
Texas Instruments, Inc.	296,808	57,076,178
Xilinx, Inc.	79,010	11,428,006
		669,519,089
Software - 8.8%
Adobe, Inc. (a)	153,623	89,967,774
ANSYS, Inc. (a)	28,009	9,720,804
Autodesk, Inc. (a)	70,709	20,639,957
Cadence Design Systems, Inc. (a)	89,431	12,235,949
Citrix Systems, Inc. (b)	39,906	4,679,777
Fortinet, Inc. (a)	43,565	10,376,747
Intuit, Inc.	87,822	43,047,710
Microsoft Corp.	2,420,545	655,725,641
NortonLifeLock, Inc.	186,386	5,073,427
Oracle Corp.	583,839	45,446,028
Paycom Software, Inc. (a)	15,788	5,738,464
PTC, Inc. (a)	33,800	4,774,588
Salesforce.com, Inc. (a)	297,604	72,695,729
ServiceNow, Inc. (a)	63,457	34,872,794
Synopsys, Inc. (a)	49,029	13,521,708
Tyler Technologies, Inc. (a)	13,093	5,922,880
		1,034,439,977
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	5,041,385	690,468,091
Hewlett Packard Enterprise Co.	419,707	6,119,328
HP, Inc.	386,067	11,655,363
NetApp, Inc.	71,541	5,853,485
Seagate Technology Holdings PLC	63,994	5,626,992
Western Digital Corp. (a)	98,490	7,009,533
		726,732,792

TOTAL INFORMATION TECHNOLOGY		3,201,629,611

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	71,127	20,461,815
Albemarle Corp. U.S.	37,513	6,319,440
Celanese Corp. Class A	36,199	5,487,768
CF Industries Holdings, Inc.	68,942	3,547,066
Corteva, Inc.	236,894	10,506,249
Dow, Inc.	240,072	15,191,756
DuPont de Nemours, Inc.	171,023	13,238,890
Eastman Chemical Co.	43,874	5,122,290
Ecolab, Inc.	79,950	16,467,302
FMC Corp.	41,419	4,481,536
International Flavors & Fragrances, Inc.	79,999	11,951,851
Linde PLC	167,188	48,334,051
LyondellBasell Industries NV Class A	82,742	8,511,670
PPG Industries, Inc.	76,198	12,936,134
Sherwin-Williams Co.	76,925	20,958,216
The Mosaic Co.	111,073	3,544,339
		207,060,373
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,045	7,052,031
Vulcan Materials Co.	42,637	7,421,823
		14,473,854
Containers & Packaging - 0.3%
Amcor PLC	495,511	5,678,556
Avery Dennison Corp.	26,678	5,608,783
Ball Corp.	105,497	8,547,367
International Paper Co.	125,900	7,718,929
Packaging Corp. of America	30,530	4,134,373
Sealed Air Corp.	48,847	2,894,185
WestRock Co.	85,526	4,551,694
		39,133,887
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	471,000	17,478,810
Newmont Corp.	257,482	16,319,209
Nucor Corp.	96,172	9,225,780
		43,023,799

TOTAL MATERIALS		303,691,913

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	44,087	8,021,189
American Tower Corp.	146,133	39,476,369
AvalonBay Communities, Inc.	44,867	9,363,294
Boston Properties, Inc.	45,646	5,230,575
Crown Castle International Corp.	138,900	27,099,390
Digital Realty Trust, Inc.	90,498	13,616,329
Duke Realty Corp.	120,515	5,706,385
Equinix, Inc.	28,790	23,106,854
Equity Residential (SBI)	110,584	8,514,968
Essex Property Trust, Inc.	20,890	6,267,209
Extra Space Storage, Inc.	42,978	7,040,656
Federal Realty Investment Trust (SBI)	22,740	2,664,446
Healthpeak Properties, Inc.	173,206	5,766,028
Host Hotels & Resorts, Inc. (a)	226,926	3,878,165
Iron Mountain, Inc.	92,794	3,927,042
Kimco Realty Corp.	139,308	2,904,572
Mid-America Apartment Communities, Inc.	36,795	6,197,014
Prologis (REIT), Inc.	237,753	28,418,616
Public Storage	48,925	14,711,258
Realty Income Corp.	120,060	8,012,804
Regency Centers Corp.	50,770	3,252,834
SBA Communications Corp. Class A	35,142	11,199,755
Simon Property Group, Inc.	105,585	13,776,731
UDR, Inc.	95,399	4,672,643
Ventas, Inc.	120,565	6,884,262
Vornado Realty Trust	50,458	2,354,875
Welltower, Inc.	134,185	11,150,774
Weyerhaeuser Co.	240,787	8,287,889
		291,502,926
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	107,876	9,248,209

TOTAL REAL ESTATE		300,751,135

UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	80,390	4,482,546
American Electric Power Co., Inc.	160,613	13,586,254
Duke Energy Corp.	247,216	24,405,164
Edison International	121,946	7,050,918
Entergy Corp.	64,489	6,429,553
Evergy, Inc.	73,684	4,452,724
Eversource Energy	110,385	8,857,292
Exelon Corp.	314,051	13,915,600
FirstEnergy Corp.	174,802	6,504,382
NextEra Energy, Inc.	630,381	46,194,320
NRG Energy, Inc.	78,661	3,170,038
Pinnacle West Capital Corp.	36,237	2,970,347
PPL Corp.	247,284	6,916,533
Southern Co.	340,229	20,587,257
Xcel Energy, Inc.	172,972	11,395,395
		180,918,323
Gas Utilities - 0.0%
Atmos Energy Corp.	41,996	4,036,236
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	214,126	5,582,265
Multi-Utilities - 0.7%
Ameren Corp.	82,131	6,573,765
CenterPoint Energy, Inc.	186,563	4,574,525
CMS Energy Corp.	93,028	5,496,094
Consolidated Edison, Inc.	110,175	7,901,751
Dominion Energy, Inc.	259,206	19,069,785
DTE Energy Co.	62,261	8,069,026
NiSource, Inc.	126,053	3,088,299
Public Service Enterprise Group, Inc.	162,330	9,697,594
Sempra Energy	101,259	13,414,792
WEC Energy Group, Inc.	101,376	9,017,395
		86,903,026
Water Utilities - 0.1%
American Water Works Co., Inc.	58,322	8,989,170

TOTAL UTILITIES		286,429,020

TOTAL COMMON STOCKS
(Cost $3,680,256,727)		11,674,271,599

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (c)	88,290,731	88,308,389
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	35,743,516	35,747,090
TOTAL MONEY MARKET FUNDS
(Cost $124,053,162)		124,055,479
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,804,309,889)		11,798,327,078
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(26,007,755)
NET ASSETS - 100%		$11,772,319,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	461	Sept. 2021	$98,852,230	$1,400,643	$1,400,643

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,425
Fidelity Securities Lending Cash Central Fund	54,442
Total	$74,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$72,153,345	$452,284,785	$436,130,088	$347	$--	$88,308,389	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	55,728,020	634,075,728	654,056,658	360	(360)	35,747,090	0.1%
Total	$127,881,365	$1,086,360,513	$1,090,186,746	$707	$(360)	$124,055,479

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,300,620,267	$1,300,620,267	$--	$--
Consumer Discretionary	1,433,694,540	1,433,694,540	--	--
Consumer Staples	683,816,850	683,816,850	--	--
Energy	333,283,521	333,283,521	--	--
Financials	1,317,200,965	1,317,200,965	--	--
Health Care	1,515,953,227	1,515,953,227	--	--
Industrials	997,200,550	997,200,550	--	--
Information Technology	3,201,629,611	3,201,629,611	--	--
Materials	303,691,913	303,691,913	--	--
Real Estate	300,751,135	300,751,135	--	--
Utilities	286,429,020	286,429,020	--	--
Money Market Funds	124,055,479	124,055,479	--	--
Total Investments in Securities:	$11,798,327,078	$11,798,327,078	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,400,643	$1,400,643	$--	$--
Total Assets	$1,400,643	$1,400,643	$--	$--
Total Derivative Instruments:	$1,400,643	$1,400,643	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,400,643	$0
Total Equity Risk	1,400,643	0
Total Value of Derivatives	$1,400,643	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,327,014) — See accompanying schedule: Unaffiliated issuers (cost $3,680,256,727)	$11,674,271,599
Fidelity Central Funds (cost $124,053,162)	124,055,479
Total Investment in Securities (cost $3,804,309,889)		$11,798,327,078
Segregated cash with brokers for derivative instruments		5,016,000
Cash		21
Receivable for fund shares sold		2,538,362
Dividends receivable		6,754,498
Distributions receivable from Fidelity Central Funds		6,440
Receivable for daily variation margin on futures contracts		152,335
Other receivables		20,958
Total assets		11,812,815,692
Liabilities
Payable for fund shares redeemed	$3,272,588
Accrued management fee	434,584
Distribution and service plan fees payable	488,901
Other affiliated payables	531,159
Other payables and accrued expenses	42,988
Collateral on securities loaned	35,726,149
Total liabilities		40,496,369
Net Assets		$11,772,319,323
Net Assets consist of:
Paid in capital		$3,680,937,427
Total accumulated earnings (loss)		8,091,381,896
Net Assets		$11,772,319,323
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,294,833,825 ÷ 21,912,795 shares)		$424.17
Service Class:
Net Asset Value, offering price and redemption price per share ($157,943,539 ÷ 373,988 shares)		$422.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,319,541,959 ÷ 5,546,469 shares)		$418.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$78,144,350
Interest		1,802
Income from Fidelity Central Funds (including $54,442 from security lending)		74,867
Total income		78,221,019
Expenses
Management fee	$2,444,038
Transfer agent fees	2,987,157
Distribution and service plan fees	2,780,975
Independent trustees' fees and expenses	17,754
Legal	1,713
Total expenses before reductions	8,231,637
Expense reductions	(15)
Total expenses after reductions		8,231,622
Net investment income (loss)		69,989,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,525,758
Fidelity Central Funds	707
Futures contracts	14,954,429
Total net realized gain (loss)		48,480,894
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,415,599,984
Fidelity Central Funds	(360)
Futures contracts	(385,216)
Total change in net unrealized appreciation (depreciation)		1,415,214,408
Net gain (loss)		1,463,695,302
Net increase (decrease) in net assets resulting from operations		$1,533,684,699

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,989,397	$144,294,391
Net realized gain (loss)	48,480,894	72,709,353
Change in net unrealized appreciation (depreciation)	1,415,214,408	1,242,113,335
Net increase (decrease) in net assets resulting from operations	1,533,684,699	1,459,117,079
Distributions to shareholders	(95,649,366)	(181,638,785)
Share transactions - net increase (decrease)	248,283,726	(466,996,900)
Total increase (decrease) in net assets	1,686,319,059	810,481,394
Net Assets
Beginning of period	10,086,000,264	9,275,518,870
End of period	$11,772,319,323	$10,086,000,264

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$371.59	$320.35	$252.46	$271.18	$227.46	$206.43
Income from Investment Operations
Net investment income (loss)A	2.66	5.43	5.54	5.09	4.71	4.42
Net realized and unrealized gain (loss)	53.48	52.57	72.46	(17.22)	44.36	20.06
Total from investment operations	56.14	58.00	78.00	(12.13)	49.07	24.48
Distributions from net investment income	(.98)	(5.72)	(5.82)	(5.28)B	(4.57)	(3.23)
Distributions from net realized gain	(2.58)	(1.04)	(4.29)	(1.31)B	(.78)	(.22)
Total distributions	(3.56)	(6.76)	(10.11)	(6.59)	(5.35)	(3.45)
Net asset value, end of period	$424.17	$371.59	$320.35	$252.46	$271.18	$227.46
Total ReturnC,D,E	15.20%	18.24%	31.35%	(4.49)%	21.71%	11.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.34%H	1.70%	1.90%	1.82%	1.89%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$9,294,834	$7,930,738	$7,294,879	$5,719,086	$6,139,813	$5,001,375
Portfolio turnover rateI	2%H	8%	7%	5%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$370.12	$319.14	$251.57	$270.23	$226.70	$205.82
Income from Investment Operations
Net investment income (loss)A	2.45	5.09	5.23	4.79	4.44	4.19
Net realized and unrealized gain (loss)	53.25	52.34	72.18	(17.13)	44.21	19.97
Total from investment operations	55.70	57.43	77.41	(12.34)	48.65	24.16
Distributions from net investment income	(.92)	(5.41)	(5.55)	(5.01)B	(4.34)	(3.07)
Distributions from net realized gain	(2.58)	(1.04)	(4.29)	(1.31)B	(.78)	(.22)
Total distributions	(3.50)	(6.45)	(9.84)	(6.32)	(5.12)	(3.28)C
Net asset value, end of period	$422.32	$370.12	$319.14	$251.57	$270.23	$226.70
Total ReturnD,E,F	15.14%	18.13%	31.22%	(4.59)%	21.59%	11.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.24%I	1.60%	1.80%	1.72%	1.79%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$157,944	$138,695	$117,666	$89,704	$92,965	$77,697
Portfolio turnover rateJ	2%I	8%	7%	5%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$366.73	$316.37	$249.51	$267.78	$224.72	$204.25
Income from Investment Operations
Net investment income (loss)A	2.13	4.61	4.77	4.34	4.04	3.88
Net realized and unrealized gain (loss)	52.76	51.78	71.54	(16.96)	43.79	19.76
Total from investment operations	54.89	56.39	76.31	(12.62)	47.83	23.64
Distributions from net investment income	(.84)	(4.99)	(5.16)	(4.34)B	(3.99)	(2.95)
Distributions from net realized gain	(2.58)	(1.04)	(4.29)	(1.31)B	(.78)	(.22)
Total distributions	(3.42)	(6.03)	(9.45)	(5.65)	(4.77)	(3.17)
Net asset value, end of period	$418.20	$366.73	$316.37	$249.51	$267.78	$224.72
Total ReturnC,D,E	15.06%	17.95%	31.02%	(4.73)%	21.41%	11.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.09%H	1.45%	1.65%	1.57%	1.64%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,319,542	$2,016,568	$1,862,974	$1,016,922	$1,502,688	$1,215,228
Portfolio turnover rateI	2%H	8%	7%	5%	5%	6%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Index 500 Portfolio	$20,958

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed dividends, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,086,996,945
Gross unrealized depreciation	(113,053,211)
Net unrealized appreciation (depreciation)	$7,973,943,734
Tax cost	$3,825,783,987

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	341,341,511	112,679,555

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$73,979
Service Class 2	2,706,996
$2,780,975

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,350,929
Service Class	40,689
Service Class 2	595,539
$2,987,157

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Index 500 Portfolio	$5,817	$3	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $15.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Index 500 Portfolio
Distributions to shareholders
Initial Class	$75,562,729	$145,636,522
Service Class	1,310,270	2,382,180
Service Class 2	18,776,367	33,620,083
Total	$95,649,366	$181,638,785

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Index 500 Portfolio
Initial Class
Shares sold	1,546,146	3,059,684	$614,897,329	$932,410,160
Reinvestment of distributions	195,571	415,674	75,562,728	145,636,521
Shares redeemed	(1,171,399)	(4,904,628)	(460,221,370)	(1,523,166,500)
Net increase (decrease)	570,318	(1,429,270)	$230,238,687	$(445,119,819)
Service Class
Shares sold	12,313	34,884	$4,832,917	$10,894,556
Reinvestment of distributions	3,405	6,820	1,310,270	2,382,180
Shares redeemed	(16,461)	(35,666)	(6,442,098)	(11,130,854)
Net increase (decrease)	(743)	6,038	$(298,911)	$2,145,882
Service Class 2
Shares sold	251,326	1,893,648	$97,593,812	$579,777,299
Reinvestment of distributions	49,246	97,397	18,776,367	33,620,083
Shares redeemed	(252,848)	(2,380,870)	(98,026,229)	(637,420,345)
Net increase (decrease)	47,724	(389,825)	$18,343,950	$(24,022,963)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Index 500 Portfolio	40%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Index 500 Portfolio
Initial Class	.10%
Actual		$1,000.00	$1,152.00	$.53
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class	.20%
Actual		$1,000.00	$1,151.40	$1.07
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,150.60	$1.87
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Index 500 Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-advisory expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

VIP Index 500 Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2019.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIDX-SANN-0821
1.705630.123

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

Extended Market Index Portfolio

International Index Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
VIP Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Apple, Inc.	4.7
Microsoft Corp.	4.4
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	1.8
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.6
Berkshire Hathaway, Inc. Class B	1.2
Tesla, Inc.	1.1
NVIDIA Corp.	1.1
JPMorgan Chase & Co.	1.1
21.8

Top Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	25.3
Health Care	12.7
Consumer Discretionary	11.5
Financials	11.1
Communication Services	9.8
Industrials	8.9
Consumer Staples	5.1
Real Estate	3.2
Materials	2.7
Energy	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.4%

VIP Total Market Index Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 1.1%
Alaska Communication Systems Group, Inc.	460	$1,532
Anterix, Inc. (a)	141	8,459
AT&T, Inc.	72,834	2,096,163
ATN International, Inc.	92	4,185
Bandwidth, Inc. (a)	233	32,135
Cincinnati Bell, Inc. (a)	493	7,602
Cogent Communications Group, Inc.	423	32,524
Consolidated Communications Holdings, Inc. (a)	677	5,951
Globalstar, Inc. (a)	6,504	11,577
IDT Corp. Class B (a)	194	7,170
Iridium Communications, Inc. (a)	1,182	47,268
Liberty Global PLC:
Class A (a)	1,567	42,560
Class C (a)	3,528	95,397
Liberty Latin America Ltd.:
Class A (a)	717	9,938
Class C (a)	1,386	19,543
Lumen Technologies, Inc.	10,084	137,042
Ooma, Inc. (a)	242	4,564
ORBCOMM, Inc. (a)	765	8,599
Radius Global Infrastructure, Inc. (a)	659	9,556
Verizon Communications, Inc.	42,252	2,367,380
Vonage Holdings Corp. (a)	2,342	33,748
		4,982,893
Entertainment - 1.7%
Activision Blizzard, Inc.	7,914	755,312
AMC Entertainment Holdings, Inc. Class A (a)(b)	3,859	218,728
Cinemark Holdings, Inc. (a)(b)	1,132	24,847
Electronic Arts, Inc.	2,938	422,573
Lions Gate Entertainment Corp.:
Class A (a)	931	19,272
Class B (a)	856	15,665
Live Nation Entertainment, Inc. (a)	1,466	128,407
LiveXLive Media, Inc. (a)(b)	369	1,742
Madison Square Garden Entertainment Corp. (a)	180	15,115
Madison Square Garden Sports Corp. (a)	173	29,855
Marcus Corp. (a)(b)	212	4,497
Netflix, Inc. (a)	4,524	2,389,622
Playtika Holding Corp.	677	16,140
Roku, Inc. Class A (a)	1,135	521,249
Sciplay Corp. (A Shares) (a)	253	4,288
Take-Two Interactive Software, Inc. (a)	1,177	208,353
The Walt Disney Co. (a)	18,538	3,258,424
Warner Music Group Corp. Class A	901	32,472
World Wrestling Entertainment, Inc. Class A (b)	479	27,729
Zynga, Inc. (a)	10,301	109,500
		8,203,790
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	3,067	7,488,970
Class C (a)	2,948	7,388,631
ANGI Homeservices, Inc. Class A (a)	807	10,911
Bumble, Inc. (b)	533	30,701
CarGurus, Inc. Class A (a)	961	25,207
Cars.com, Inc. (a)	741	10,619
Eventbrite, Inc. (a)	739	14,041
EverQuote, Inc. Class A (a)	91	2,974
Facebook, Inc. Class A (a)	24,569	8,542,887
IAC (a)	848	130,736
Liberty TripAdvisor Holdings, Inc. (a)	766	3,118
Match Group, Inc. (a)	2,749	443,276
MediaAlpha, Inc. Class A	167	7,031
Pinterest, Inc. Class A (a)	5,440	429,488
QuinStreet, Inc. (a)	462	8,584
Snap, Inc. Class A (a)	9,471	645,354
TripAdvisor, Inc. (a)	985	39,696
TrueCar, Inc. (a)	928	5,243
Twitter, Inc. (a)	8,153	561,008
Vimeo, Inc. (a)	1,382	67,718
Yelp, Inc. (a)	729	29,131
Zillow Group, Inc.:
Class A (a)	388	47,542
Class C (a)	1,564	191,152
Zoominfo Technologies, Inc.	936	48,831
		26,172,849
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	2,496	85,213
AMC Networks, Inc. Class A (a)	315	21,042
Audacy, Inc. Class A (a)	1,278	5,508
Boston Omaha Corp. (a)(b)	159	5,042
Cable One, Inc.	56	107,117
Cardlytics, Inc. (a)	326	41,379
Cbdmd, Inc. (a)	345	1,001
Charter Communications, Inc. Class A (a)	1,444	1,041,774
Clear Channel Outdoor Holdings, Inc. (a)	4,467	11,793
Comcast Corp. Class A	46,685	2,661,979
Discovery Communications, Inc.:
Class A (a)	1,651	50,653
Class C (non-vtg.) (a)	2,971	86,100
DISH Network Corp. Class A (a)	2,532	105,838
E.W. Scripps Co. Class A	610	12,438
Fluent, Inc. (a)	328	961
Fox Corp.:
Class A	3,248	120,598
Class B	1,748	61,530
Gannett Co., Inc. (a)	1,393	7,648
Gray Television, Inc.	914	21,388
iHeartMedia, Inc. (a)	1,159	31,212
Interpublic Group of Companies, Inc.	3,985	129,473
John Wiley & Sons, Inc. Class A	448	26,961
Liberty Broadband Corp.:
Class A (a)	250	42,043
Class C (a)	2,151	373,543
Liberty Media Corp.:
Liberty Braves Class A (a)	140	3,951
Liberty Braves Class C (a)	311	8,636
Liberty Formula One Group Series C (a)	2,017	97,240
Liberty Media Class A (a)	342	14,579
Liberty SiriusXM Series A (a)	907	42,248
Liberty SiriusXM Series C (a)	1,682	78,028
Loral Space & Communications Ltd.	118	4,584
Magnite, Inc. (a)	1,198	40,540
Meredith Corp. (a)	408	17,724
MSG Network, Inc. Class A (a)	446	6,503
National CineMedia, Inc.	734	3,721
News Corp.:
Class A	4,040	104,111
Class B	1,194	29,074
Nexstar Broadcasting Group, Inc. Class A	446	65,954
Omnicom Group, Inc.	2,193	175,418
Scholastic Corp.	285	10,799
Sinclair Broadcast Group, Inc. Class A (b)	502	16,676
Sirius XM Holdings, Inc. (b)	11,851	77,506
TechTarget, Inc. (a)	231	17,900
Tegna, Inc.	2,200	41,272
The New York Times Co. Class A	1,497	65,194
ViacomCBS, Inc.:
Class A	536	25,969
Class B	5,537	250,272
WideOpenWest, Inc. (a)	569	11,784
		6,261,917
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	450	5,121
NII Holdings, Inc. (a)(c)	363	788
Shenandoah Telecommunications Co.	508	24,643
T-Mobile U.S., Inc.	5,966	864,056
Telephone & Data Systems, Inc.	1,014	22,977
U.S. Cellular Corp. (a)	143	5,192
		922,777

TOTAL COMMUNICATION SERVICES		46,544,226

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.3%
Adient PLC (a)	951	42,985
American Axle & Manufacturing Holdings, Inc. (a)	1,187	12,285
Aptiv PLC (a)	2,759	434,073
Autoliv, Inc.	793	77,524
BorgWarner, Inc.	2,447	118,777
Cooper-Standard Holding, Inc. (a)	157	4,553
Dana, Inc.	1,461	34,713
Dorman Products, Inc. (a)	296	30,686
Fox Factory Holding Corp. (a)	431	67,089
Gentex Corp.	2,465	81,567
Gentherm, Inc. (a)	333	23,660
LCI Industries	250	32,855
Lear Corp.	560	98,157
Modine Manufacturing Co. (a)	513	8,511
Motorcar Parts of America, Inc. (a)	169	3,792
Patrick Industries, Inc.	236	17,228
Standard Motor Products, Inc.	203	8,800
Stoneridge, Inc. (a)	258	7,611
Tenneco, Inc. (a)	563	10,877
The Goodyear Tire & Rubber Co. (a)	2,894	49,632
Veoneer, Inc. (a)(b)	968	22,312
Visteon Corp. (a)	279	33,742
XPEL, Inc. (a)	177	14,845
		1,236,274
Automobiles - 1.4%
Ford Motor Co. (a)	39,911	593,077
General Motors Co. (a)	12,951	766,311
Harley-Davidson, Inc.	1,586	72,671
Tesla, Inc. (a)	7,843	5,330,887
Thor Industries, Inc.	567	64,071
Winnebago Industries, Inc.	350	23,786
Workhorse Group, Inc. (a)(b)	1,070	17,751
		6,868,554
Distributors - 0.1%
Core-Mark Holding Co., Inc.	439	19,759
Funko, Inc. (a)	212	4,511
Genuine Parts Co.	1,471	186,037
LKQ Corp. (a)	2,845	140,031
Pool Corp.	411	188,509
		538,847
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	526	18,747
American Public Education, Inc. (a)	165	4,676
Aspen Group, Inc./Co. (a)	151	985
Bright Horizons Family Solutions, Inc. (a)	622	91,502
Carriage Services, Inc.	193	7,135
Chegg, Inc. (a)	1,437	119,429
Frontdoor, Inc. (a)	859	42,795
Graham Holdings Co.	41	25,990
Grand Canyon Education, Inc. (a)	471	42,376
H&R Block, Inc.	1,909	44,823
Houghton Mifflin Harcourt Co. (a)	1,251	13,811
Laureate Education, Inc. Class A (a)	992	14,394
OneSpaWorld Holdings Ltd. (a)(b)	458	4,438
Perdoceo Education Corp. (a)	700	8,589
Regis Corp. (a)(b)	276	2,583
Service Corp. International	1,739	93,193
Strategic Education, Inc.	263	20,004
Stride, Inc. (a)	450	14,459
Terminix Global Holdings, Inc. (a)	1,361	64,933
Vivint Smart Home, Inc. Class A (a)	411	5,425
WW International, Inc. (a)	463	16,733
Xpresspa Group, Inc. (a)(b)	545	839
Zovio, Inc. (a)	250	648
		658,507
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	531	6,303
Airbnb, Inc. Class A	753	115,314
ARAMARK Holdings Corp.	2,622	97,670
Bally's Corp. (a)	303	16,395
BJ's Restaurants, Inc. (a)	229	11,253
Bloomin' Brands, Inc. (a)	827	22,445
Booking Holdings, Inc. (a)	418	914,622
Boyd Gaming Corp. (a)	825	50,729
Brinker International, Inc. (a)	466	28,822
Caesars Entertainment, Inc. (a)	2,128	220,780
Carnival Corp. (a)	8,153	214,913
Carrols Restaurant Group, Inc. (a)	392	2,356
Century Casinos, Inc. (a)	312	4,190
Chipotle Mexican Grill, Inc. (a)	288	446,498
Choice Hotels International, Inc.	291	34,588
Churchill Downs, Inc.	358	70,977
Chuy's Holdings, Inc. (a)	193	7,191
Cracker Barrel Old Country Store, Inc.	240	35,630
Darden Restaurants, Inc.	1,332	194,459
Dave & Buster's Entertainment, Inc. (a)	497	20,178
Del Taco Restaurants, Inc.	252	2,523
Denny's Corp. (a)	713	11,757
Dine Brands Global, Inc. (a)	178	15,887
Domino's Pizza, Inc.	396	184,730
DraftKings, Inc. Class A (a)(b)	3,292	171,744
Drive Shack, Inc. (a)	941	3,115
El Pollo Loco Holdings, Inc. (a)	141	2,579
Everi Holdings, Inc. (a)	878	21,897
Expedia, Inc. (a)	1,413	231,322
Fiesta Restaurant Group, Inc. (a)	174	2,337
Golden Entertainment, Inc. (a)	213	9,542
Hilton Grand Vacations, Inc. (a)	889	36,796
Hilton Worldwide Holdings, Inc. (a)	2,836	342,078
Hyatt Hotels Corp. Class A (a)	369	28,649
Jack in the Box, Inc.	229	25,520
Las Vegas Sands Corp. (a)	3,359	176,986
Lindblad Expeditions Holdings (a)	311	4,979
Marriott International, Inc. Class A (a)	2,718	371,061
Marriott Vacations Worldwide Corp. (a)	424	67,543
McDonald's Corp.	7,613	1,758,527
MGM Resorts International	4,197	179,002
Monarch Casino & Resort, Inc. (a)	124	8,205
Noodles & Co. (a)	306	3,819
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,716	109,288
Papa John's International, Inc.	328	34,256
Penn National Gaming, Inc. (a)	1,519	116,188
Planet Fitness, Inc. (a)	853	64,188
Playa Hotels & Resorts NV (a)	1,046	7,772
PlayAGS, Inc. (a)	367	3,633
RCI Hospitality Holdings, Inc.	86	5,693
Red Robin Gourmet Burgers, Inc. (a)	139	4,602
Red Rock Resorts, Inc. (a)	664	28,220
Royal Caribbean Cruises Ltd. (a)	2,237	190,771
Ruth's Hospitality Group, Inc. (a)	293	6,748
Scientific Games Corp. Class A (a)	561	43,444
SeaWorld Entertainment, Inc. (a)	510	25,469
Shake Shack, Inc. Class A (a)	365	39,062
Six Flags Entertainment Corp. (a)	762	32,979
Starbucks Corp.	12,023	1,344,292
Texas Roadhouse, Inc. Class A	679	65,320
The Cheesecake Factory, Inc. (a)	427	23,135
Travel+Leisure Co.	880	52,316
Vail Resorts, Inc. (a)	412	130,406
Wendy's Co.	1,862	43,608
Wingstop, Inc.	297	46,816
Wyndham Hotels & Resorts, Inc.	943	68,169
Wynn Resorts Ltd. (a)	1,075	131,473
Yum! Brands, Inc.	3,062	352,222
		9,145,981
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	68	1,656
Beazer Homes U.S.A., Inc. (a)	338	6,520
Casper Sleep, Inc. (a)	184	1,516
Cavco Industries, Inc. (a)	86	19,108
Century Communities, Inc.	301	20,029
D.R. Horton, Inc.	3,386	305,993
Ethan Allen Interiors, Inc.	219	6,044
Flexsteel Industries, Inc.	48	1,939
Garmin Ltd.	1,529	221,155
GoPro, Inc. Class A (a)(b)	1,221	14,225
Green Brick Partners, Inc. (a)	517	11,757
Helen of Troy Ltd. (a)	245	55,889
Hooker Furniture Corp.	102	3,533
Hovnanian Enterprises, Inc. Class A (a)	48	5,102
Installed Building Products, Inc.	226	27,653
iRobot Corp. (a)(b)	292	27,270
KB Home	921	37,503
La-Z-Boy, Inc.	473	17,520
Leggett & Platt, Inc.	1,342	69,529
Lennar Corp.:
Class A	2,576	255,926
Class B	446	36,327
LGI Homes, Inc. (a)	222	35,951
Lovesac (a)	98	7,819
M.D.C. Holdings, Inc.	560	28,336
M/I Homes, Inc. (a)	308	18,070
Meritage Homes Corp. (a)	375	35,280
Mohawk Industries, Inc. (a)	604	116,083
Newell Brands, Inc.	3,862	106,089
NVR, Inc. (a)	35	174,066
PulteGroup, Inc.	2,723	148,594
Purple Innovation, Inc. (a)	572	15,107
Skyline Champion Corp. (a)	533	28,409
Sonos, Inc. (a)	954	33,609
Taylor Morrison Home Corp. (a)	1,287	34,003
Tempur Sealy International, Inc.	1,960	76,812
Toll Brothers, Inc.	1,158	66,944
TopBuild Corp. (a)	342	67,641
TRI Pointe Homes, Inc. (a)	1,205	25,823
Tupperware Brands Corp. (a)	462	10,973
Turtle Beach Corp. (a)	158	5,043
Universal Electronics, Inc. (a)	141	6,839
VOXX International Corp. (a)	113	1,583
Vuzix Corp. (a)(b)	470	8,625
Whirlpool Corp.	642	139,969
ZAGG, Inc. rights (a)(c)	132	12
		2,337,874
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	273	8,701
Amazon.com, Inc. (a)	4,372	15,040,380
Blue Apron Holdings, Inc. Class A (a)	142	608
CarParts.com, Inc. (a)(b)	379	7,716
Chewy, Inc. (a)(b)	786	62,652
Duluth Holdings, Inc. (a)	98	2,024
eBay, Inc.	6,604	463,667
Etsy, Inc. (a)	1,288	265,122
Groupon, Inc. (a)	252	10,876
Lands' End, Inc. (a)	145	5,952
Liquidity Services, Inc. (a)	265	6,744
Overstock.com, Inc. (a)	438	40,384
PetMed Express, Inc. (b)	230	7,326
Quotient Technology, Inc. (a)	775	8,378
Qurate Retail, Inc. Series A	3,846	50,344
Revolve Group, Inc. (a)	349	24,046
Shutterstock, Inc.	230	22,579
Stamps.com, Inc. (a)	184	36,853
Stitch Fix, Inc. (a)	611	36,843
The RealReal, Inc. (a)	566	11,184
Waitr Holdings, Inc. (a)	734	1,307
Wayfair LLC Class A (a)(b)	747	235,835
		16,349,521
Leisure Products - 0.2%
Acushnet Holdings Corp.	357	17,636
American Outdoor Brands, Inc. (a)	175	6,150
Brunswick Corp.	802	79,895
Callaway Golf Co.	930	31,369
Clarus Corp.	249	6,404
Hasbro, Inc.	1,301	122,971
Johnson Outdoors, Inc. Class A	72	8,712
Malibu Boats, Inc. Class A (a)	224	16,426
MasterCraft Boat Holdings, Inc. (a)	196	5,153
Mattel, Inc. (a)	3,569	71,737
Nautilus, Inc. (a)(b)	321	5,409
Peloton Interactive, Inc. Class A (a)	2,693	333,986
Polaris, Inc.	597	81,765
Smith & Wesson Brands, Inc.	511	17,732
Sturm, Ruger & Co., Inc.	181	16,286
Vista Outdoor, Inc. (a)	588	27,213
YETI Holdings, Inc. (a)	766	70,334
		919,178
Multiline Retail - 0.5%
Big Lots, Inc.	352	23,236
Dillard's, Inc. Class A	72	13,023
Dollar General Corp.	2,502	541,408
Dollar Tree, Inc. (a)	2,403	239,099
Franchise Group, Inc.	293	10,334
Kohl's Corp.	1,622	89,388
Macy's, Inc. (a)	3,172	60,141
Nordstrom, Inc. (a)	1,087	39,752
Ollie's Bargain Outlet Holdings, Inc. (a)	592	49,805
Target Corp.	5,114	1,236,258
		2,302,444
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	621	28,833
Academy Sports & Outdoors, Inc.	421	17,362
Advance Auto Parts, Inc.	669	137,239
America's Car Mart, Inc. (a)	58	8,220
American Eagle Outfitters, Inc.	1,550	58,172
Asbury Automotive Group, Inc. (a)	193	33,074
At Home Group, Inc. (a)	574	21,146
AutoNation, Inc. (a)	555	52,620
AutoZone, Inc. (a)	226	337,242
Barnes & Noble Education, Inc. (a)	379	2,733
Bed Bath & Beyond, Inc. (a)	1,246	41,479
Best Buy Co., Inc.	2,356	270,893
Big 5 Sporting Goods Corp.	208	5,341
Blink Charging Co. (a)(b)	336	13,833
Boot Barn Holdings, Inc. (a)	306	25,719
Burlington Stores, Inc. (a)	676	217,665
Caleres, Inc.	372	10,152
Camping World Holdings, Inc. (b)	406	16,642
CarMax, Inc. (a)	1,661	214,518
Carvana Co. Class A (a)(b)	640	193,165
Chico's FAS, Inc. (a)	1,192	7,843
Citi Trends, Inc. (a)	99	8,613
Conn's, Inc. (a)	216	5,508
Designer Brands, Inc. Class A (a)	656	10,857
Dick's Sporting Goods, Inc.	664	66,526
Five Below, Inc. (a)	572	110,550
Floor & Decor Holdings, Inc. Class A (a)	1,069	112,993
Foot Locker, Inc.	1,067	65,759
GameStop Corp. Class A (a)	559	119,704
Gap, Inc.	2,098	70,598
Genesco, Inc. (a)	157	9,998
Group 1 Automotive, Inc.	172	26,562
GrowGeneration Corp. (a)	495	23,810
Guess?, Inc.	366	9,662
Haverty Furniture Companies, Inc. (b)	181	7,740
Hibbett, Inc.	178	15,954
L Brands, Inc.	2,383	171,719
Leslie's, Inc.	722	19,848
Lithia Motors, Inc. Class A (sub. vtg.)	304	104,467
Lowe's Companies, Inc.	7,466	1,448,180
Lumber Liquidators Holdings, Inc. (a)	279	5,887
MarineMax, Inc. (a)	221	10,772
Monro, Inc.	344	21,847
Murphy U.S.A., Inc.	253	33,743
National Vision Holdings, Inc. (a)	807	41,262
O'Reilly Automotive, Inc. (a)	717	405,973
OneWater Marine, Inc. Class A	84	3,531
Party City Holdco, Inc. (a)	1,104	10,300
Penske Automotive Group, Inc.	321	24,232
Rent-A-Center, Inc.	490	26,004
RH (a)	167	113,393
Ross Stores, Inc.	3,636	450,864
Sally Beauty Holdings, Inc. (a)	1,158	25,557
Shoe Carnival, Inc.	83	5,942
Signet Jewelers Ltd.	537	43,384
Sleep Number Corp. (a)	256	28,147
Sonic Automotive, Inc. Class A (sub. vtg.)	255	11,409
Sportsman's Warehouse Holdings, Inc. (a)	451	8,014
The Aaron's Co., Inc.	344	11,005
The Buckle, Inc.	306	15,224
The Cato Corp. Class A (sub. vtg.)	216	3,644
The Children's Place Retail Stores, Inc. (a)	155	14,424
The Home Depot, Inc.	10,995	3,506,196
The ODP Corp. (a)	564	27,078
Tilly's, Inc.	250	3,995
TJX Companies, Inc.	12,262	826,704
Tractor Supply Co.	1,188	221,039
TravelCenters of America LLC (a)(b)	158	4,620
Ulta Beauty, Inc. (a)	575	198,818
Urban Outfitters, Inc. (a)	688	28,359
Vroom, Inc. (b)	371	15,530
Williams-Sonoma, Inc.	783	125,006
Winmark Corp.	27	5,186
Zumiez, Inc. (a)	205	10,043
		10,410,071
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,525	87,215
Carter's, Inc.	441	45,498
Columbia Sportswear Co.	310	30,492
Crocs, Inc. (a)	669	77,952
Deckers Outdoor Corp. (a)	289	110,996
Fossil Group, Inc. (a)	421	6,012
G-III Apparel Group Ltd. (a)(b)	416	13,670
Hanesbrands, Inc.	3,532	65,942
Kontoor Brands, Inc.	470	26,513
Lakeland Industries, Inc. (a)	60	1,340
Levi Strauss & Co. Class A	800	22,176
lululemon athletica, Inc. (a)	1,213	442,709
Movado Group, Inc.	181	5,696
NIKE, Inc. Class B	12,988	2,006,516
Oxford Industries, Inc.	177	17,495
PVH Corp. (a)	728	78,326
Ralph Lauren Corp.	495	58,316
Samsonite International SA (a)(d)	11,700	23,930
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,403	69,911
Steven Madden Ltd.	791	34,614
Superior Group of Companies, Inc.	68	1,626
Tapestry, Inc. (a)	2,836	123,309
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,492	52,706
Class C (non-vtg.) (a)	1,324	24,587
Unifi, Inc. (a)	153	3,727
Vera Bradley, Inc. (a)	270	3,345
VF Corp.	3,283	269,337
Wolverine World Wide, Inc.	825	27,753
		3,731,709

TOTAL CONSUMER DISCRETIONARY		54,498,960

CONSUMER STAPLES - 5.1%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	95	96,976
Brown-Forman Corp. Class B (non-vtg.)	1,870	140,138
Celsius Holdings, Inc. (a)	283	21,533
Coca-Cola Bottling Co. Consolidated	45	18,096
Constellation Brands, Inc. Class A (sub. vtg.)	1,737	406,267
Keurig Dr. Pepper, Inc.	5,894	207,705
MGP Ingredients, Inc. (b)	131	8,861
Molson Coors Beverage Co. Class B (a)	1,925	103,353
Monster Beverage Corp. (a)	3,778	345,120
National Beverage Corp. (b)	259	12,233
Newage, Inc. (a)(b)	1,032	2,301
PepsiCo, Inc.	14,088	2,087,419
The Coca-Cola Co.	39,597	2,142,594
		5,592,596
Food & Staples Retailing - 1.1%
Andersons, Inc.	304	9,281
BJ's Wholesale Club Holdings, Inc. (a)	1,412	67,183
Casey's General Stores, Inc.	378	73,574
Chefs' Warehouse Holdings (a)	312	9,931
Costco Wholesale Corp.	4,520	1,788,428
Grocery Outlet Holding Corp. (a)	889	30,813
Ingles Markets, Inc. Class A	139	8,100
Kroger Co.	7,777	297,937
Natural Grocers by Vitamin Cottage, Inc.	99	1,063
Performance Food Group Co. (a)	1,376	66,722
PriceSmart, Inc.	243	22,115
Rite Aid Corp. (a)(b)	548	8,932
SpartanNash Co.	395	7,627
Sprouts Farmers Market LLC (a)	1,177	29,248
Sysco Corp.	5,208	404,922
U.S. Foods Holding Corp. (a)	2,279	87,422
United Natural Foods, Inc. (a)	599	22,151
Walgreens Boots Alliance, Inc.	7,322	385,210
Walmart, Inc.	14,153	1,995,856
Weis Markets, Inc.	158	8,162
		5,324,677
Food Products - 0.9%
Archer Daniels Midland Co.	5,696	345,178
B&G Foods, Inc. Class A (b)	674	22,107
Beyond Meat, Inc. (a)(b)	511	80,477
Bunge Ltd.	1,431	111,833
Cal-Maine Foods, Inc. (a)(b)	396	14,339
Calavo Growers, Inc.	165	10,464
Campbell Soup Co.	2,075	94,599
Conagra Brands, Inc.	4,990	181,536
Darling Ingredients, Inc. (a)	1,662	112,185
Flowers Foods, Inc.	2,048	49,562
Fresh Del Monte Produce, Inc.	302	9,930
Freshpet, Inc. (a)	446	72,680
General Mills, Inc.	6,244	380,447
Hormel Foods Corp.	2,868	136,947
Hostess Brands, Inc. Class A (a)(b)	1,323	21,419
Ingredion, Inc.	676	61,178
J&J Snack Foods Corp.	152	26,510
John B. Sanfilippo & Son, Inc.	95	8,414
Kellogg Co.	2,600	167,258
Laird Superfood, Inc.	47	1,404
Lamb Weston Holdings, Inc.	1,495	120,587
Lancaster Colony Corp.	209	40,444
Landec Corp. (a)	330	3,713
McCormick & Co., Inc. (non-vtg.)	2,539	224,244
Mondelez International, Inc.	14,407	899,573
Pilgrim's Pride Corp. (a)	531	11,778
Post Holdings, Inc. (a)	616	66,818
Sanderson Farms, Inc.	202	37,970
Seaboard Corp.	3	11,606
Seneca Foods Corp. Class A (a)	51	2,605
The Hain Celestial Group, Inc. (a)	834	33,460
The Hershey Co.	1,492	259,877
The J.M. Smucker Co.	1,119	144,989
The Kraft Heinz Co.	6,617	269,841
The Simply Good Foods Co. (a)	844	30,814
Tootsie Roll Industries, Inc. (b)	193	6,545
TreeHouse Foods, Inc. (a)	558	24,842
Tyson Foods, Inc. Class A	3,008	221,870
Vital Farms, Inc. (a)	177	3,533
Whole Earth Brands, Inc. Class A (a)	377	5,467
		4,329,043
Household Products - 1.1%
Central Garden & Pet Co. (a)	155	8,204
Central Garden & Pet Co. Class A (non-vtg.) (a)	335	16,181
Church & Dwight Co., Inc.	2,504	213,391
Colgate-Palmolive Co.	8,657	704,247
Energizer Holdings, Inc.	583	25,057
Kimberly-Clark Corp.	3,450	461,541
Procter & Gamble Co.	25,142	3,392,410
Reynolds Consumer Products, Inc.	527	15,994
Spectrum Brands Holdings, Inc.	421	35,802
The Clorox Co.	1,285	231,184
WD-40 Co.	137	35,112
		5,139,123
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	421	13,194
Coty, Inc. Class A (a)	2,867	26,778
Edgewell Personal Care Co.	549	24,101
elf Beauty, Inc. (a)	424	11,507
Estee Lauder Companies, Inc. Class A	2,346	746,216
Herbalife Nutrition Ltd. (a)	905	47,721
Inter Parfums, Inc.	171	12,312
MediFast, Inc.	124	35,090
Nu Skin Enterprises, Inc. Class A	507	28,722
USANA Health Sciences, Inc. (a)	126	12,906
Veru, Inc. (a)	720	5,810
		964,357
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	1,347	6,237
Altria Group, Inc.	18,989	905,396
Philip Morris International, Inc.	15,905	1,576,345
Turning Point Brands, Inc.	102	4,669
Universal Corp.	251	14,299
Vector Group Ltd.	1,288	18,212
		2,525,158

TOTAL CONSUMER STAPLES		23,874,954

ENERGY - 2.6%
Energy Equipment & Services - 0.3%
Archrock, Inc.	1,335	11,895
Aspen Aerogels, Inc. (a)	277	8,288
Baker Hughes Co. Class A	7,464	170,702
Bristow Group, Inc. (a)	218	5,583
Cactus, Inc.	564	20,710
Championx Corp. (a)	1,939	49,735
Core Laboratories NV (b)	436	16,982
DMC Global, Inc. (a)	159	8,937
Dril-Quip, Inc. (a)	364	12,314
Frank's International NV (a)	1,054	3,194
Halliburton Co.	9,104	210,484
Helix Energy Solutions Group, Inc. (a)	1,487	8,491
Helmerich & Payne, Inc.	1,081	35,273
Liberty Oilfield Services, Inc. Class A (a)	790	11,186
Nabors Industries Ltd. (a)	70	7,997
Newpark Resources, Inc. (a)	906	3,135
Nextier Oilfield Solutions, Inc. (a)	1,666	7,930
NOV, Inc. (a)	4,001	61,295
Oceaneering International, Inc. (a)	982	15,290
Oil States International, Inc. (a)	526	4,129
Patterson-UTI Energy, Inc.	2,009	19,969
ProPetro Holding Corp. (a)	809	7,410
RPC, Inc. (a)	526	2,604
Schlumberger Ltd.	14,298	457,679
Select Energy Services, Inc. Class A (a)	605	3,654
Solaris Oilfield Infrastructure, Inc. Class A	263	2,562
Technip Energies NV ADR (a)	1,119	15,263
TechnipFMC PLC (a)	4,248	38,444
TETRA Technologies, Inc. (a)	1,488	6,458
Tidewater, Inc. (a)	478	5,760
Transocean Ltd. (United States) (a)(b)	5,699	25,759
U.S. Silica Holdings, Inc. (a)	738	8,531
		1,267,643
Oil, Gas & Consumable Fuels - 2.3%
Alto Ingredients, Inc. (a)(b)	743	4,540
Antero Resources Corp. (a)	2,809	42,219
APA Corp.	3,859	83,470
Arch Resources, Inc. (a)	171	9,744
Berry Corp.	797	5,356
Bonanza Creek Energy, Inc.	213	10,026
Brigham Minerals, Inc. Class A	336	7,153
Cabot Oil & Gas Corp. (b)	4,082	71,272
Callon Petroleum Co. (a)(b)	479	27,634
Centennial Resource Development, Inc. Class A (a)(b)	1,899	12,875
Cheniere Energy, Inc. (a)	2,353	204,099
Chevron Corp.	19,719	2,065,368
Cimarex Energy Co.	1,056	76,507
Clean Energy Fuels Corp. (a)(b)	1,136	11,530
CNX Resources Corp. (a)	2,196	29,997
Comstock Resources, Inc. (a)(b)	418	2,788
ConocoPhillips Co.	13,838	842,734
CONSOL Energy, Inc. (a)	277	5,116
Contango Oil & Gas Co. (a)(b)	1,350	5,832
Continental Resources, Inc. (b)	649	24,681
CVR Energy, Inc. (a)	338	6,070
Delek U.S. Holdings, Inc.	641	13,858
Denbury, Inc. (a)	503	38,620
Devon Energy Corp.	6,046	176,483
Diamond S Shipping, Inc. (a)	281	2,799
Diamondback Energy, Inc.	1,847	173,415
EOG Resources, Inc.	5,961	497,386
EQT Corp. (a)	2,824	62,862
Equitrans Midstream Corp.	4,075	34,678
Exxon Mobil Corp.	43,233	2,727,138
Green Plains, Inc. (a)	423	14,221
Hess Corp.	2,791	243,710
HollyFrontier Corp.	1,532	50,403
International Seaways, Inc.	337	6,464
Kinder Morgan, Inc.	19,854	361,938
Kosmos Energy Ltd. (a)	4,422	15,300
Laredo Petroleum, Inc. (a)	94	8,722
Magnolia Oil & Gas Corp. Class A (a)	1,306	20,413
Marathon Oil Corp.	8,065	109,845
Marathon Petroleum Corp.	6,642	401,310
Matador Resources Co.	1,131	40,727
Murphy Oil Corp.	1,483	34,524
National Energy Services Reunited Corp. (a)	294	4,190
Northern Oil & Gas, Inc. (b)	517	10,738
Occidental Petroleum Corp.	8,565	267,828
ONEOK, Inc.	4,537	252,439
Ovintiv, Inc.	2,663	83,805
Par Pacific Holdings, Inc. (a)	477	8,023
PBF Energy, Inc. Class A (a)	950	14,535
PDC Energy, Inc.	1,038	47,530
Peabody Energy Corp. (a)(b)	617	4,893
Penn Virginia Corp. (a)	194	4,580
Phillips 66 Co.	4,461	382,843
Pioneer Natural Resources Co.	2,102	341,617
Range Resources Corp. (a)	2,656	44,515
Renewable Energy Group, Inc. (a)	461	28,739
Rex American Resources Corp. (a)	49	4,419
SM Energy Co.	1,120	27,586
Southwestern Energy Co. (a)	6,636	37,626
Talos Energy, Inc. (a)	398	6,225
Targa Resources Corp.	2,334	103,746
Teekay Corp. (a)(b)	1,029	3,828
Teekay Tankers Ltd. (a)(b)	238	3,432
Tellurian, Inc. (a)	2,072	9,635
The Williams Companies, Inc.	12,372	328,477
Uranium Energy Corp. (a)(b)	2,042	5,432
Valero Energy Corp.	4,174	325,906
W&T Offshore, Inc. (a)(b)	1,082	5,248
World Fuel Services Corp.	644	20,434
		10,962,096

TOTAL ENERGY		12,229,739

FINANCIALS - 11.1%
Banks - 4.1%
1st Source Corp.	190	8,827
Allegiance Bancshares, Inc.	193	7,419
Ameris Bancorp	696	35,238
Associated Banc-Corp.	1,801	36,884
Atlantic Union Bankshares Corp.	791	28,650
Banc of California, Inc.	412	7,226
BancFirst Corp.	181	11,300
Bancorp, Inc., Delaware (a)	493	11,344
BancorpSouth Bank	971	27,508
Bank of America Corp.	77,582	3,198,706
Bank of Hawaii Corp.	402	33,856
Bank OZK	1,253	52,826
BankUnited, Inc.	981	41,879
Banner Corp.	367	19,895
Berkshire Hills Bancorp, Inc.	501	13,732
BOK Financial Corp.	319	27,625
Boston Private Financial Holdings, Inc.	865	12,759
Brookline Bancorp, Inc., Delaware	821	12,274
Bryn Mawr Bank Corp.	199	8,396
Cadence Bancorp Class A	1,252	26,142
Camden National Corp.	123	5,874
Cathay General Bancorp	776	30,543
Central Pacific Financial Corp.	288	7,505
CIT Group, Inc.	1,005	51,848
Citigroup, Inc.	21,312	1,507,824
Citizens Financial Group, Inc.	4,344	199,259
City Holding Co.	151	11,361
Columbia Banking Systems, Inc.	726	27,995
Comerica, Inc.	1,422	101,445
Commerce Bancshares, Inc.	1,101	82,091
Community Bank System, Inc.	536	40,548
Community Trust Bancorp, Inc.	129	5,209
ConnectOne Bancorp, Inc.	345	9,029
CrossFirst Bankshares, Inc. (a)	475	6,531
Cullen/Frost Bankers, Inc.	583	65,296
Customers Bancorp, Inc. (a)	284	11,073
CVB Financial Corp.	1,328	27,344
Dime Community Bancshares, Inc.	331	11,128
Eagle Bancorp, Inc.	331	18,562
East West Bancorp, Inc.	1,448	103,807
Eastern Bankshares, Inc.	1,943	39,968
Enterprise Financial Services Corp.	329	15,262
FB Financial Corp.	342	12,763
Fifth Third Bancorp	7,257	277,435
First Bancorp, North Carolina	268	10,964
First Bancorp, Puerto Rico	2,191	26,117
First Bancshares, Inc.	202	7,561
First Busey Corp.	530	13,070
First Citizens Bancshares, Inc.	73	60,790
First Commonwealth Financial Corp.	931	13,099
First Financial Bancorp, Ohio	977	23,087
First Financial Bankshares, Inc. (b)	1,478	72,614
First Financial Corp., Indiana	108	4,409
First Foundation, Inc.	380	8,554
First Hawaiian, Inc.	1,304	36,955
First Horizon National Corp.	5,632	97,321
First Interstate Bancsystem, Inc.	329	13,762
First Merchants Corp.	569	23,710
First Midwest Bancorp, Inc., Delaware	1,152	22,844
First Republic Bank	1,797	336,344
Flushing Financial Corp.	298	6,386
FNB Corp., Pennsylvania	3,203	39,493
Fulton Financial Corp.	1,681	26,526
German American Bancorp, Inc.	240	8,928
Glacier Bancorp, Inc.	997	54,915
Great Southern Bancorp, Inc.	93	5,013
Great Western Bancorp, Inc.	571	18,723
Hancock Whitney Corp.	906	40,263
Hanmi Financial Corp.	268	5,108
HarborOne Bancorp, Inc.	562	8,059
Heartland Financial U.S.A., Inc.	413	19,407
Heritage Commerce Corp.	609	6,778
Heritage Financial Corp., Washington	325	8,132
Hilltop Holdings, Inc.	649	23,624
Home Bancshares, Inc.	1,635	40,352
Hope Bancorp, Inc.	1,247	17,682
Horizon Bancorp, Inc. Indiana	378	6,589
Huntington Bancshares, Inc.	15,069	215,035
Independent Bank Corp.	200	4,342
Independent Bank Corp., Massachusetts	333	25,142
Independent Bank Group, Inc.	368	27,225
International Bancshares Corp.	559	24,003
Investors Bancorp, Inc.	2,243	31,985
JPMorgan Chase & Co.	31,162	4,846,937
KeyCorp	9,902	204,476
Lakeland Bancorp, Inc.	541	9,457
Lakeland Financial Corp.	269	16,581
Live Oak Bancshares, Inc.	300	17,700
M&T Bank Corp.	1,315	191,083
Midland States Bancorp, Inc.	176	4,624
National Bank Holdings Corp.	302	11,397
NBT Bancorp, Inc.	463	16,654
Nicolet Bankshares, Inc. (a)	94	6,612
OceanFirst Financial Corp.	631	13,150
OFG Bancorp	484	10,706
Old National Bancorp, Indiana	1,723	30,342
Origin Bancorp, Inc.	244	10,360
Pacific Premier Bancorp, Inc.	1,029	43,516
PacWest Bancorp	1,209	49,762
Park National Corp.	145	17,026
Peoples Bancorp, Inc.	158	4,680
Peoples United Financial, Inc.	4,361	74,748
Pinnacle Financial Partners, Inc.	788	69,573
PNC Financial Services Group, Inc.	4,330	825,991
Popular, Inc.	874	65,594
Preferred Bank, Los Angeles	149	9,427
Prosperity Bancshares, Inc.	959	68,856
QCR Holdings, Inc.	151	7,262
Regions Financial Corp.	9,817	198,107
Renasant Corp.	574	22,960
S&T Bancorp, Inc.	391	12,238
Sandy Spring Bancorp, Inc.	495	21,844
Seacoast Banking Corp., Florida	581	19,841
ServisFirst Bancshares, Inc.	471	32,019
Signature Bank	583	143,214
Silvergate Capital Corp.(a)	186	21,078
Simmons First National Corp. Class A	1,083	31,775
South State Corp.	721	58,949
Southside Bancshares, Inc.	287	10,972
Sterling Bancorp	2,005	49,704
Stock Yards Bancorp, Inc.	201	10,229
SVB Financial Group (a)	551	306,593
Synovus Financial Corp.	1,545	67,795
Texas Capital Bancshares, Inc. (a)	503	31,935
Tompkins Financial Corp.	116	8,997
TowneBank	656	19,956
Trico Bancshares	266	11,326
TriState Capital Holdings, Inc. (a)	291	5,933
Triumph Bancorp, Inc. (a)	220	16,335
Truist Financial Corp.	13,763	763,847
Trustmark Corp.	617	19,004
U.S. Bancorp	13,958	795,187
UMB Financial Corp.	434	40,388
Umpqua Holdings Corp.	2,180	40,221
United Bankshares, Inc., West Virginia	1,442	52,633
United Community Bank, Inc.	901	28,841
Univest Corp. of Pennsylvania	287	7,568
Valley National Bancorp	4,192	56,299
Veritex Holdings, Inc.	526	18,626
Washington Trust Bancorp, Inc.	186	9,551
Webster Financial Corp.	942	50,246
Wells Fargo & Co.	42,222	1,912,234
WesBanco, Inc.	684	24,371
Westamerica Bancorp.	282	16,364
Western Alliance Bancorp.	1,058	98,235
Wintrust Financial Corp.	602	45,529
Zions Bancorp NA	1,690	89,333
		19,523,888
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	435	67,081
Ameriprise Financial, Inc.	1,193	296,914
Apollo Global Management LLC Class A (b)	2,157	134,165
Ares Management Corp.	1,107	70,394
Artisan Partners Asset Management, Inc.	616	31,305
Assetmark Financial Holdings, Inc. (a)	177	4,436
B. Riley Financial, Inc.	167	12,609
Bank of New York Mellon Corp.	8,246	422,443
BGC Partners, Inc. Class A	3,373	19,125
BlackRock, Inc. Class A	1,450	1,268,707
Blucora, Inc. (a)	476	8,240
BrightSphere Investment Group, Inc.	619	14,503
Carlyle Group LP	1,209	56,194
Cboe Global Markets, Inc.	1,096	130,479
Charles Schwab Corp.	15,285	1,112,901
CME Group, Inc.	3,667	779,898
Cohen & Steers, Inc.	241	19,784
Cowen Group, Inc. Class A	267	10,960
Diamond Hill Investment Group, Inc.	29	4,852
Donnelley Financial Solutions, Inc. (a)	273	9,009
Evercore, Inc. Class A	425	59,827
FactSet Research Systems, Inc.	389	130,552
Federated Hermes, Inc. Class B (non-vtg.)	938	31,808
Focus Financial Partners, Inc. Class A (a)	478	23,183
Franklin Resources, Inc.	2,801	89,604
Goldman Sachs Group, Inc.	3,514	1,333,668
Greenhill & Co., Inc.	162	2,521
Hamilton Lane, Inc. Class A	328	29,887
Houlihan Lokey	530	43,349
Interactive Brokers Group, Inc.	840	55,213
Intercontinental Exchange, Inc.	5,736	680,863
Invesco Ltd.	3,846	102,804
Janus Henderson Group PLC	1,720	66,753
KKR & Co. LP	5,890	348,924
Lazard Ltd. Class A	1,168	52,852
LPL Financial	815	110,009
MarketAxess Holdings, Inc.	389	180,337
Moelis & Co. Class A	583	33,167
Moody's Corp.	1,644	595,736
Morgan Stanley	15,326	1,405,241
Morningstar, Inc.	220	56,564
MSCI, Inc.	843	449,386
NASDAQ, Inc.	1,178	207,092
Northern Trust Corp.	2,130	246,271
Open Lending Corp. (a)	994	42,831
Oppenheimer Holdings, Inc. Class A (non-vtg.)	76	3,864
Piper Jaffray Companies	147	19,045
PJT Partners, Inc.	260	18,559
Raymond James Financial, Inc.	1,252	162,635
S&P Global, Inc.	2,458	1,008,886
Sculptor Capital Management, Inc. Class A	162	3,984
SEI Investments Co.	1,231	76,285
State Street Corp.	3,597	295,961
StepStone Group, Inc. Class A	250	8,600
Stifel Financial Corp.	1,063	68,946
StoneX Group, Inc. (a)	167	10,132
T. Rowe Price Group, Inc.	2,329	461,072
The Blackstone Group LP	6,982	678,231
Tradeweb Markets, Inc. Class A	1,043	88,196
Victory Capital Holdings, Inc.	154	4,973
Virtu Financial, Inc. Class A	835	23,071
Virtus Investment Partners, Inc.	72	19,999
WisdomTree Investments, Inc.	994	6,163
		13,811,043
Consumer Finance - 0.7%
Ally Financial, Inc.	3,815	190,140
American Express Co.	6,665	1,101,258
Capital One Financial Corp.	4,690	725,496
Credit Acceptance Corp. (a)(b)	121	54,947
CURO Group Holdings Corp.	190	3,230
Discover Financial Services	3,133	370,603
Encore Capital Group, Inc. (a)(b)	323	15,307
Enova International, Inc. (a)	354	12,110
EZCORP, Inc. (non-vtg.) Class A (a)	418	2,521
First Cash Financial Services, Inc.	409	31,264
Green Dot Corp. Class A (a)	547	25,627
LendingClub Corp. (a)	880	15,954
LendingTree, Inc. (a)	111	23,519
Navient Corp.	1,821	35,200
Nelnet, Inc. Class A	200	15,046
OneMain Holdings, Inc.	920	55,117
PRA Group, Inc. (a)	486	18,696
PROG Holdings, Inc.	676	32,536
Santander Consumer U.S.A. Holdings, Inc.	727	26,405
SLM Corp.	3,449	72,222
Synchrony Financial	5,550	269,286
World Acceptance Corp. (a)	41	6,570
		3,103,054
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	50	2,325
Berkshire Hathaway, Inc. Class B (a)	19,470	5,411,102
Cannae Holdings, Inc. (a)	878	29,773
Equitable Holdings, Inc.	4,010	122,105
Jefferies Financial Group, Inc.	2,080	71,136
Voya Financial, Inc.	1,268	77,982
		5,714,423
Insurance - 1.9%
AFLAC, Inc.	6,535	350,668
Alleghany Corp. (a)	143	95,391
Allstate Corp.	3,094	403,581
AMBAC Financial Group, Inc. (a)	454	7,110
American Equity Investment Life Holding Co.	863	27,892
American Financial Group, Inc.	714	89,050
American International Group, Inc.	8,839	420,736
American National Group, Inc.	99	14,706
Amerisafe, Inc.	193	11,520
Aon PLC	2,307	550,819
Arch Capital Group Ltd. (a)	4,124	160,589
Argo Group International Holdings, Ltd.	354	18,348
Arthur J. Gallagher & Co.	2,091	292,907
Assurant, Inc.	591	92,302
Assured Guaranty Ltd.	765	36,322
Athene Holding Ltd. (a)	1,274	85,995
Axis Capital Holdings Ltd.	829	40,629
Brighthouse Financial, Inc. (a)	915	41,669
Brown & Brown, Inc.	2,390	127,005
BRP Group, Inc. (a)	422	11,246
Chubb Ltd.	4,598	730,806
Cincinnati Financial Corp.	1,530	178,429
CNO Financial Group, Inc.	1,354	31,981
eHealth, Inc. (a)	277	16,177
Employers Holdings, Inc.	310	13,268
Enstar Group Ltd. (a)	133	31,776
Erie Indemnity Co. Class A	251	48,531
Everest Re Group Ltd.	410	103,324
Fidelity National Financial, Inc.	2,977	129,380
First American Financial Corp.	1,124	70,081
Genworth Financial, Inc. Class A (a)	5,316	20,732
Globe Life, Inc.	980	93,345
GoHealth, Inc. (a)	454	5,089
Goosehead Insurance	162	20,623
Greenlight Capital Re, Ltd. (a)	299	2,730
Hanover Insurance Group, Inc.	377	51,136
Hartford Financial Services Group, Inc.	3,652	226,314
HCI Group, Inc.	59	5,866
Heritage Insurance Holdings, Inc.	263	2,257
Horace Mann Educators Corp.	448	16,764
James River Group Holdings Ltd.	365	13,695
Kemper Corp.	618	45,670
Kinsale Capital Group, Inc.	215	35,426
Lemonade, Inc. (a)(b)	172	18,819
Lincoln National Corp.	1,848	116,128
Loews Corp.	2,317	126,624
Markel Corp. (a)	141	167,326
Marsh & McLennan Companies, Inc.	5,186	729,566
MBIA, Inc. (a)(b)	470	5,170
Mercury General Corp.	274	17,796
MetLife, Inc.	7,679	459,588
National Western Life Group, Inc.	19	4,263
Old Republic International Corp.	2,859	71,218
Palomar Holdings, Inc. (a)	233	17,582
Primerica, Inc.	409	62,634
Principal Financial Group, Inc.	2,593	163,852
ProAssurance Corp.	524	11,921
Progressive Corp.	5,985	587,787
Prudential Financial, Inc.	4,055	415,516
Reinsurance Group of America, Inc.	696	79,344
RenaissanceRe Holdings Ltd.	521	77,535
RLI Corp.	401	41,941
Root, Inc. (b)	265	2,867
Safety Insurance Group, Inc.	148	11,585
Selective Insurance Group, Inc.	601	48,771
Selectquote, Inc. (a)	427	8,224
Siriuspoint Ltd. (a)	918	9,244
Stewart Information Services Corp.	287	16,270
The Travelers Companies, Inc.	2,576	385,653
Trean Insurance Group, Inc. (a)	90	1,357
Trupanion, Inc. (a)	332	38,213
United Fire Group, Inc.	225	6,239
Universal Insurance Holdings, Inc.	261	3,623
Unum Group	2,094	59,470
W.R. Berkley Corp.	1,431	106,509
Watford Holdings Ltd. (a)	192	6,718
White Mountains Insurance Group Ltd.	31	35,589
Willis Towers Watson PLC	1,317	302,936
		8,989,763
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	528	2,255
AGNC Investment Corp.	5,490	92,726
Annaly Capital Management, Inc.	14,264	126,664
Apollo Commercial Real Estate Finance, Inc.	1,269	20,241
Arbor Realty Trust, Inc.	1,174	20,921
Ares Commercial Real Estate Corp.	325	4,774
Armour Residential REIT, Inc.	732	8,359
Blackstone Mortgage Trust, Inc.	1,483	47,293
BrightSpire Capital, Inc.	890	8,366
Broadmark Realty Capital, Inc.	1,320	13,979
Capstead Mortgage Corp.	1,108	6,803
Cherry Hill Mortgage Investment Corp.	214	2,110
Chimera Investment Corp.	2,314	34,849
Dynex Capital, Inc.	295	5,505
Ellington Financial LLC	445	8,522
Granite Point Mortgage Trust, Inc.	582	8,585
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	784	44,022
Invesco Mortgage Capital, Inc.	2,319	9,044
KKR Real Estate Finance Trust, Inc.	269	5,818
Ladder Capital Corp. Class A	1,363	15,729
MFA Financial, Inc.	4,547	20,871
New Residential Investment Corp.	4,763	50,440
New York Mortgage Trust, Inc.	3,979	17,786
Orchid Island Capital, Inc. (b)	925	4,801
PennyMac Mortgage Investment Trust	960	20,218
Ready Capital Corp.	567	8,998
Redwood Trust, Inc.	1,060	12,794
Starwood Property Trust, Inc.	2,914	76,259
TPG RE Finance Trust, Inc.	617	8,299
Two Harbors Investment Corp. (b)	2,717	20,541
Western Asset Mortgage Capital Corp.	785	2,551
		730,123
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	535	24,819
Capitol Federal Financial, Inc.	1,282	15,102
Columbia Financial, Inc. (a)	467	8,042
Essent Group Ltd.	1,167	52,457
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	75	7,418
Flagstar Bancorp, Inc.	475	20,078
HomeStreet, Inc.	215	8,759
Kearny Financial Corp.	813	9,715
Merchants Bancorp	163	6,396
Meridian Bancorp, Inc. Maryland	569	11,642
Meta Financial Group, Inc.	349	17,670
MGIC Investment Corp.	3,384	46,022
Mr. Cooper Group, Inc. (a)	711	23,506
New York Community Bancorp, Inc.	4,801	52,907
NMI Holdings, Inc. (a)	869	19,535
Northfield Bancorp, Inc.	413	6,773
Northwest Bancshares, Inc.	1,357	18,509
Ocwen Financial Corp. (a)	58	1,797
Pennymac Financial Services, Inc.	398	24,565
Premier Financial Corp.	403	11,449
Provident Financial Services, Inc.	710	16,252
Radian Group, Inc.	2,094	46,592
Rocket Cos., Inc.	1,144	22,136
TFS Financial Corp.	531	10,779
Trustco Bank Corp., New York	215	7,392
Walker & Dunlop, Inc.	302	31,523
Washington Federal, Inc.	715	22,723
Waterstone Financial, Inc.	209	4,109
WSFS Financial Corp.	492	22,922
		571,589

TOTAL FINANCIALS		52,443,883

HEALTH CARE - 12.7%
Biotechnology - 2.5%
AbbVie, Inc.	18,035	2,031,462
Abeona Therapeutics, Inc. (a)	425	663
ACADIA Pharmaceuticals, Inc. (a)	1,174	28,634
Acceleron Pharma, Inc. (a)	531	66,635
ADMA Biologics, Inc. (a)	1,006	1,610
Adverum Biotechnologies, Inc. (a)	840	2,940
Aeglea BioTherapeutics, Inc. (a)	447	3,111
Agenus, Inc. (a)(b)	1,638	8,993
Agios Pharmaceuticals, Inc. (a)	590	32,515
Akebia Therapeutics, Inc.(a)(b)	1,697	6,432
Akero Therapeutics, Inc. (a)(b)	159	3,945
Akouos, Inc. (a)	215	2,698
Albireo Pharma, Inc. (a)	146	5,136
Aldeyra Therapeutics, Inc. (a)	389	4,407
Alector, Inc. (a)(b)	494	10,290
Alexion Pharmaceuticals, Inc. (a)	2,245	412,429
Aligos Therapeutics, Inc. (b)	109	2,222
Alkermes PLC (a)	1,601	39,257
Allakos, Inc. (a)	320	27,318
Allogene Therapeutics, Inc. (a)(b)	707	18,439
Allovir, Inc. (a)	190	3,751
Alnylam Pharmaceuticals, Inc. (a)	1,196	202,746
Altimmune, Inc. (a)(b)	279	2,748
ALX Oncology Holdings, Inc. (a)	134	7,327
Amgen, Inc.	5,900	1,438,125
Amicus Therapeutics, Inc. (a)	2,663	25,671
AnaptysBio, Inc. (a)(b)	242	6,275
Anavex Life Sciences Corp. (a)(b)	744	17,008
Anika Therapeutics, Inc. (a)	160	6,926
Annexon, Inc. (a)	168	3,782
Apellis Pharmaceuticals, Inc. (a)	607	38,362
Applied Genetic Technologies Corp. (a)	442	1,728
Applied Molecular Transport, Inc. (b)	141	6,449
Applied Therapeutics, Inc. (a)	174	3,616
Aprea Therapeutics, Inc. (a)(b)	351	1,713
Arbutus Biopharma Corp. (a)(b)	889	2,694
Arcturus Therapeutics Holdings, Inc. (a)(b)	235	7,952
Arcus Biosciences, Inc. (a)	431	11,835
Arcutis Biotherapeutics, Inc. (a)	313	8,542
Ardelyx, Inc. (a)	634	4,806
Arena Pharmaceuticals, Inc. (a)	612	41,738
Arrowhead Pharmaceuticals, Inc. (a)	1,064	88,120
Assembly Biosciences, Inc. (a)	212	823
Atara Biotherapeutics, Inc. (a)	793	12,331
Athenex, Inc. (a)(b)	650	3,003
Athersys, Inc. (a)(b)	2,232	3,214
Atreca, Inc. (a)(b)	323	2,752
Avid Bioservices, Inc. (a)	612	15,698
Avidity Biosciences, Inc.	182	4,497
Avita Medical, Inc. (a)(b)	229	4,699
AVROBIO, Inc. (a)	308	2,738
Beam Therapeutics, Inc. (a)	278	35,781
BeyondSpring, Inc. (a)	184	1,921
BioCryst Pharmaceuticals, Inc. (a)(b)	1,825	28,853
Biogen, Inc. (a)	1,556	538,796
Biohaven Pharmaceutical Holding Co. Ltd. (a)	531	51,549
BioMarin Pharmaceutical, Inc. (a)	1,861	155,282
BioXcel Therapeutics, Inc. (a)	136	3,952
Black Diamond Therapeutics, Inc. (a)(b)	136	1,658
bluebird bio, Inc. (a)	705	22,546
Blueprint Medicines Corp. (a)	583	51,281
BrainStorm Cell Therpeutic, Inc. (a)(b)	213	809
BridgeBio Pharma, Inc. (a)	975	59,436
Burning Rock Biotech Ltd. ADR	155	4,566
C4 Therapeutics, Inc.	99	3,746
Calithera Biosciences, Inc. (a)	574	1,200
Capricor Therapeutics, Inc. (a)	203	1,041
CareDx, Inc. (a)	520	47,590
Catalyst Biosciences, Inc. (a)	343	1,485
Catalyst Pharmaceutical Partners, Inc. (a)	975	5,606
Cel-Sci Corp. (a)	406	3,524
Celldex Therapeutics, Inc. (a)	397	13,276
ChemoCentryx, Inc. (a)	461	6,173
Chimerix, Inc. (a)	836	6,688
Chinook Therapeutics, Inc. (a)	347	4,900
Clovis Oncology, Inc. (a)(b)	988	5,730
Codiak Biosciences, Inc.	93	1,723
Coherus BioSciences, Inc. (a)	704	9,736
Concert Pharmaceuticals, Inc. (a)	140	591
Constellation Pharmaceuticals, Inc. (a)	341	11,526
Corbus Pharmaceuticals Holdings, Inc. (a)	1,277	2,337
Cortexyme, Inc. (a)(b)	154	8,162
Crinetics Pharmaceuticals, Inc. (a)	144	2,714
Cue Biopharma, Inc. (a)	265	3,087
Cyclerion Therapeutics, Inc. (a)	325	1,268
Cytokinetics, Inc. (a)	685	13,556
CytomX Therapeutics, Inc. (a)	648	4,102
Deciphera Pharmaceuticals, Inc. (a)	423	15,486
Denali Therapeutics, Inc. (a)	820	64,321
DermTech, Inc. (a)(b)	237	9,852
Dicerna Pharmaceuticals, Inc. (a)	669	24,967
Dynavax Technologies Corp. (a)(b)	1,028	10,126
Dyne Therapeutics, Inc.	184	3,871
Eagle Pharmaceuticals, Inc. (a)	118	5,050
Editas Medicine, Inc. (a)(b)	703	39,818
Eiger Biopharmaceuticals, Inc. (a)	282	2,403
Emergent BioSolutions, Inc. (a)	456	28,723
Enanta Pharmaceuticals, Inc. (a)	176	7,746
Epizyme, Inc. (a)	887	7,371
Esperion Therapeutics, Inc. (a)	275	5,816
Exact Sciences Corp. (a)	1,729	214,932
Exelixis, Inc. (a)	3,203	58,359
Fate Therapeutics, Inc. (a)	817	70,907
FibroGen, Inc. (a)	841	22,396
Flexion Therapeutics, Inc. (a)	424	3,490
Foghorn Therapeutics, Inc.	161	1,718
Forma Therapeutics Holdings, Inc.	186	4,630
Fortress Biotech, Inc. (a)	901	3,217
Frequency Therapeutics, Inc. (a)(b)	259	2,580
G1 Therapeutics, Inc. (a)(b)	308	6,758
Generation Bio Co.	188	5,057
Geron Corp. (a)	2,765	3,899
Gilead Sciences, Inc.	12,834	883,749
Global Blood Therapeutics, Inc. (a)(b)	627	21,958
GlycoMimetics, Inc. (a)	740	1,717
Gossamer Bio, Inc. (a)	452	3,670
Halozyme Therapeutics, Inc. (a)	1,298	58,942
Harpoon Therapeutics, Inc. (a)	185	2,566
Heat Biologics, Inc. (a)(b)	167	1,124
Heron Therapeutics, Inc. (a)	903	14,015
Homology Medicines, Inc. (a)	231	1,679
iBio, Inc. (a)	2,199	3,320
Ideaya Biosciences, Inc. (a)	175	3,673
IGM Biosciences, Inc. (a)	67	5,574
Immatics NV (a)	334	3,878
ImmunityBio, Inc. (a)(b)	421	6,012
ImmunoGen, Inc. (a)	2,199	14,491
Immunovant, Inc. (a)	462	4,883
Incyte Corp. (a)	1,912	160,857
Inhibrx, Inc. (a)	92	2,532
Inovio Pharmaceuticals, Inc. (a)(b)	2,196	20,357
Inozyme Pharma, Inc. (a)	75	1,278
Insmed, Inc. (a)	1,172	33,355
Intellia Therapeutics, Inc. (a)	637	103,137
Intercept Pharmaceuticals, Inc. (a)(b)	316	6,311
Invitae Corp. (a)(b)	1,767	59,601
Ionis Pharmaceuticals, Inc. (a)	1,458	58,160
Iovance Biotherapeutics, Inc. (a)	1,395	36,298
Ironwood Pharmaceuticals, Inc. Class A (a)	1,634	21,030
iTeos Therapeutics, Inc. (a)	150	3,848
Iveric Bio, Inc. (a)	925	5,837
Jounce Therapeutics, Inc. (a)	239	1,625
Kadmon Holdings, Inc. (a)	1,667	6,451
Kalvista Pharmaceuticals, Inc. (a)	180	4,313
Karuna Therapeutics, Inc. (a)	188	21,430
Karyopharm Therapeutics, Inc. (a)(b)	601	6,202
Keros Therapeutics, Inc. (a)	64	2,718
Kindred Biosciences, Inc. (a)	294	2,696
Kiniksa Pharmaceuticals Ltd. (a)	212	2,953
Kodiak Sciences, Inc. (a)	328	30,504
Kronos Bio, Inc. (b)	134	3,209
Krystal Biotech, Inc. (a)	188	12,784
Kura Oncology, Inc. (a)	698	14,553
Kymera Therapeutics, Inc. (a)	89	4,317
Ligand Pharmaceuticals, Inc. Class B (a)	171	22,433
Lineage Cell Therapeutics, Inc. (a)	1,681	4,791
Macrogenics, Inc. (a)	541	14,531
Madrigal Pharmaceuticals, Inc. (a)	91	8,864
Magenta Therapeutics, Inc. (a)	324	3,169
MannKind Corp. (a)(b)	2,300	12,535
Matinas BioPharma Holdings, Inc. (a)	1,165	903
MediciNova, Inc. (a)	307	1,305
MEI Pharma, Inc. (a)	685	1,952
Mersana Therapeutics, Inc. (a)	618	8,392
Minerva Neurosciences, Inc. (a)	186	432
Mirati Therapeutics, Inc. (a)	467	75,435
Mirum Pharmaceuticals, Inc. (a)	149	2,576
Moderna, Inc. (a)	3,103	729,143
Molecular Templates, Inc. (a)	354	2,768
Morphic Holding, Inc. (a)	150	8,609
Mustang Bio, Inc. (a)	365	1,212
Myriad Genetics, Inc. (a)	799	24,433
Natera, Inc. (a)	803	91,165
Neoleukin Therapeutics, Inc. (a)	363	3,350
Neubase Therapeutics, Inc. (a)	153	733
Neurocrine Biosciences, Inc. (a)	963	93,719
NextCure, Inc. (a)	65	522
Nkarta, Inc. (a)(b)	151	4,785
Novavax, Inc. (a)	694	147,343
Nurix Therapeutics, Inc. (a)(b)	118	3,131
Oncorus, Inc. (a)	103	1,421
Opko Health, Inc. (a)(b)	4,729	19,152
ORIC Pharmaceuticals, Inc. (a)	165	2,919
Ovid Therapeutics, Inc. (a)(b)	403	1,576
Oyster Point Pharma, Inc. (a)	95	1,633
Palatin Technologies, Inc. (a)(b)	1,636	998
Passage Bio, Inc. (a)	260	3,442
PDL BioPharma, Inc. (a)(c)	644	1,591
PMV Pharmaceuticals, Inc.	119	4,065
Poseida Therapeutics, Inc. (a)	141	1,413
Praxis Precision Medicines, Inc.	114	2,084
Precigen, Inc. (a)(b)	835	5,444
Precision BioSciences, Inc. (a)	450	5,634
Prelude Therapeutics, Inc. (b)	118	3,378
Protagonist Therapeutics, Inc. (a)	389	17,458
Prothena Corp. PLC (a)	248	12,750
PTC Therapeutics, Inc. (a)	708	29,927
Puma Biotechnology, Inc. (a)	355	3,259
Radius Health, Inc. (a)	466	8,500
RAPT Therapeutics, Inc. (a)	73	2,321
Recro Pharma, Inc. (a)	85	196
Regeneron Pharmaceuticals, Inc. (a)	1,076	600,989
REGENXBIO, Inc. (a)	328	12,743
Relay Therapeutics, Inc. (a)	188	6,879
Repligen Corp. (a)	523	104,401
Replimune Group, Inc. (a)	284	10,911
Revolution Medicines, Inc. (a)	512	16,251
Rhythm Pharmaceuticals, Inc. (a)	420	8,224
Rigel Pharmaceuticals, Inc. (a)	1,949	8,459
Rocket Pharmaceuticals, Inc. (a)	454	20,108
Rubius Therapeutics, Inc. (a)	437	10,667
Sage Therapeutics, Inc. (a)	522	29,655
Sangamo Therapeutics, Inc. (a)	1,297	15,525
Sarepta Therapeutics, Inc. (a)	814	63,280
Scholar Rock Holding Corp. (a)	241	6,965
Seagen, Inc. (a)	1,297	204,770
Selecta Biosciences, Inc. (a)	1,036	4,330
Seres Therapeutics, Inc. (a)	563	13,428
Sesen Bio, Inc. (a)	1,433	6,620
Shattuck Labs, Inc.	123	3,566
Sorrento Therapeutics, Inc. (a)(b)	2,381	23,072
Spectrum Pharmaceuticals, Inc. (a)	1,341	5,029
Spero Therapeutics, Inc. (a)(b)	279	3,895
Springworks Therapeutics, Inc. (a)	288	23,734
Spruce Biosciences, Inc.	97	1,087
SQZ Biotechnologies Co. (b)	115	1,662
Stoke Therapeutics, Inc. (a)	214	7,203
Sutro Biopharma, Inc. (a)	345	6,414
Syndax Pharmaceuticals, Inc. (a)(b)	314	5,391
Syros Pharmaceuticals, Inc. (a)	476	2,594
T2 Biosystems, Inc. (a)	1,090	1,297
Taysha Gene Therapies, Inc.	96	2,035
TCR2 Therapeutics, Inc. (a)	251	4,119
TG Therapeutics, Inc. (a)	1,183	45,889
Translate Bio, Inc. (a)	750	20,655
Travere Therapeutics, Inc. (a)	532	7,762
Trevena, Inc. (a)(b)	1,148	1,940
Turning Point Therapeutics, Inc. (a)	439	34,251
Twist Bioscience Corp. (a)	427	56,898
Ultragenyx Pharmaceutical, Inc. (a)	650	61,978
uniQure B.V. (a)	411	12,659
United Therapeutics Corp. (a)	456	81,811
UNITY Biotechnology, Inc. (a)	354	1,643
Vanda Pharmaceuticals, Inc. (a)	555	11,938
Vaxart, Inc. (a)(b)	1,232	9,228
Vaxcyte, Inc.	211	4,750
VBI Vaccines, Inc. (a)	2,574	8,623
Veracyte, Inc. (a)	694	27,746
Verastem, Inc. (a)(b)	1,592	6,479
Vericel Corp. (a)	453	23,783
Vertex Pharmaceuticals, Inc. (a)	2,657	535,731
Viking Therapeutics, Inc. (a)(b)	518	3,103
Vir Biotechnology, Inc. (a)	649	30,685
Voyager Therapeutics, Inc. (a)	176	727
Xbiotech, Inc.	170	2,815
Xencor, Inc. (a)	606	20,901
Y-mAbs Therapeutics, Inc. (a)	271	9,160
Zentalis Pharmaceuticals, Inc. (a)	178	9,470
ZIOPHARM Oncology, Inc. (a)(b)	2,030	5,359
		11,756,775
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	18,094	2,097,637
Abiomed, Inc. (a)	463	144,507
Accelerate Diagnostics, Inc. (a)	219	1,765
Accuray, Inc. (a)	889	4,018
Acutus Medical, Inc. (a)	75	1,274
Align Technology, Inc. (a)	736	449,696
Alphatec Holdings, Inc. (a)	576	8,824
Angiodynamics, Inc. (a)	381	10,337
Antares Pharma, Inc. (a)	1,751	7,634
Aspira Women's Health, Inc. (a)(b)	668	3,754
Atricure, Inc. (a)	464	36,809
Atrion Corp.	15	9,314
Avanos Medical, Inc. (a)	503	18,294
AxoGen, Inc. (a)	394	8,514
Axonics Modulation Technologies, Inc. (a)	343	21,750
Baxter International, Inc.	5,156	415,058
Becton, Dickinson & Co.	2,967	721,545
BioLife Solutions, Inc. (a)(b)	289	12,863
BioSig Technologies, Inc. (a)	280	1,081
Boston Scientific Corp. (a)	14,475	618,951
Cardiovascular Systems, Inc. (a)	418	17,828
Cerus Corp. (a)	1,801	10,644
Co.-Diagnostics, Inc. (a)(b)	368	3,036
CONMED Corp.	291	39,992
Cryolife, Inc. (a)	381	10,820
CryoPort, Inc. (a)(b)	473	29,846
Cutera, Inc. (a)	175	8,580
CytoSorbents Corp. (a)	302	2,280
Danaher Corp.	6,474	1,737,363
Dentsply Sirona, Inc.	2,237	141,513
DexCom, Inc. (a)	983	419,741
Eargo, Inc. (a)	102	4,071
Edwards Lifesciences Corp. (a)	6,380	660,777
Envista Holdings Corp. (a)	1,650	71,297
Glaukos Corp. (a)	459	38,937
Globus Medical, Inc. (a)	801	62,102
Haemonetics Corp. (a)	508	33,853
Heska Corp. (a)	103	23,662
Hill-Rom Holdings, Inc.	683	77,582
Hologic, Inc. (a)	2,634	175,740
ICU Medical, Inc. (a)	197	40,543
IDEXX Laboratories, Inc. (a)	872	550,712
Inari Medical, Inc. (a)	96	8,955
Inogen, Inc. (a)	188	12,252
Insulet Corp. (a)	676	185,569
Integer Holdings Corp. (a)	336	31,651
Integra LifeSciences Holdings Corp. (a)	710	48,450
Intersect ENT, Inc. (a)	294	5,024
Intuitive Surgical, Inc. (a)	1,203	1,106,327
Invacare Corp. (a)	319	2,574
iRhythm Technologies, Inc. (a)	283	18,777
Lantheus Holdings, Inc. (a)	720	19,901
LeMaitre Vascular, Inc.	169	10,312
LivaNova PLC (a)	485	40,793
Masimo Corp. (a)	521	126,316
Medtronic PLC	13,764	1,708,525
Meridian Bioscience, Inc. (a)	429	9,515
Merit Medical Systems, Inc. (a)	501	32,395
Mesa Laboratories, Inc.	47	12,745
Natus Medical, Inc. (a)	366	9,509
Neogen Corp. (a)	1,128	51,933
Nevro Corp. (a)	358	59,353
Novocure Ltd. (a)	869	192,762
NuVasive, Inc. (a)	514	34,839
OraSure Technologies, Inc. (a)	710	7,199
Orthofix International NV (a)	177	7,099
OrthoPediatrics Corp. (a)	139	8,782
Outset Medical, Inc. (b)	184	9,196
Penumbra, Inc. (a)	348	95,373
Pulmonx Corp.	99	4,368
Pulse Biosciences, Inc. (a)	97	1,591
Quidel Corp. (a)(b)	402	51,504
Quotient Ltd. (a)	1,028	3,742
Repro Medical Systems, Inc. (a)	319	1,477
ResMed, Inc.	1,487	366,575
Retractable Technologies, Inc. (a)(b)	105	1,214
Rockwell Medical Technologies, Inc. (a)(b)	904	823
Seaspine Holdings Corp. (a)	203	4,164
Shockwave Medical, Inc. (a)	328	62,231
SI-BONE, Inc. (a)	243	7,647
Sientra, Inc. (a)	481	3,829
Silk Road Medical, Inc. (a)	353	16,895
SmileDirectClub, Inc. (a)(b)	961	8,341
Staar Surgical Co. (a)	476	72,590
STERIS PLC	997	205,681
Stryker Corp.	3,341	867,758
Surgalign Holdings, Inc. (a)	1,262	1,754
SurModics, Inc. (a)	123	6,673
Tactile Systems Technology, Inc. (a)	218	11,336
Tandem Diabetes Care, Inc. (a)	631	61,459
Teleflex, Inc.	477	191,654
The Cooper Companies, Inc.	501	198,531
TransMedics Group, Inc. (a)	236	7,830
Vapotherm, Inc. (a)	270	6,383
Varex Imaging Corp. (a)	386	10,353
ViewRay, Inc. (a)	1,160	7,656
West Pharmaceutical Services, Inc.	757	271,839
Zimmer Biomet Holdings, Inc.	2,122	341,260
Zynex, Inc. (a)(b)	186	2,889
		15,410,717
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	780	25,787
Acadia Healthcare Co., Inc. (a)	923	57,918
Accolade, Inc. (a)(b)	145	7,875
AdaptHealth Corp. (a)	799	21,901
Addus HomeCare Corp. (a)	157	13,697
Amedisys, Inc. (a)	336	82,296
AmerisourceBergen Corp.	1,504	172,193
AMN Healthcare Services, Inc. (a)	471	45,678
Anthem, Inc.	2,500	954,500
Apollo Medical Holdings, Inc. (a)(b)	140	8,793
Brookdale Senior Living, Inc. (a)	1,944	15,358
Cardinal Health, Inc.	2,996	171,042
Castle Biosciences, Inc. (a)	197	14,446
Centene Corp. (a)	5,941	433,277
Chemed Corp.	166	78,767
Cigna Corp.	3,594	852,030
Community Health Systems, Inc. (a)	1,276	19,701
Corvel Corp. (a)	99	13,296
Covetrus, Inc. (a)	994	26,838
Cross Country Healthcare, Inc. (a)	338	5,580
CVS Health Corp.	13,390	1,117,262
DaVita HealthCare Partners, Inc. (a)	737	88,757
Encompass Health Corp.	1,012	78,966
Fulgent Genetics, Inc. (a)(b)	189	17,431
Guardant Health, Inc. (a)	873	108,418
Hanger, Inc. (a)	426	10,769
HCA Holdings, Inc.	2,704	559,025
HealthEquity, Inc. (a)	849	68,328
Henry Schein, Inc. (a)	1,458	108,169
Humana, Inc.	1,316	582,620
InfuSystems Holdings, Inc. (a)	130	2,703
Laboratory Corp. of America Holdings (a)	996	274,747
LHC Group, Inc. (a)	327	65,485
Magellan Health Services, Inc. (a)	246	23,173
McKesson Corp.	1,622	310,191
MEDNAX, Inc. (a)	856	25,808
Modivcare, Inc. (a)	129	21,939
Molina Healthcare, Inc. (a)	592	149,812
National Healthcare Corp.	123	8,598
National Research Corp. Class A	161	7,390
Ontrak, Inc. (a)	58	1,884
Option Care Health, Inc. (a)	942	20,602
Owens & Minor, Inc.	758	32,086
Patterson Companies, Inc.	870	26,439
Pennant Group, Inc. (a)	250	10,225
PetIQ, Inc. Class A (a)(b)	215	8,299
Premier, Inc.	719	25,014
Progyny, Inc. (a)	370	21,830
Quest Diagnostics, Inc.	1,362	179,743
R1 RCM, Inc. (a)	1,409	31,336
RadNet, Inc. (a)	454	15,295
Select Medical Holdings Corp.	1,080	45,641
Surgery Partners, Inc. (a)	303	20,186
Tenet Healthcare Corp. (a)	1,082	72,483
The Ensign Group, Inc.	534	46,282
The Joint Corp. (a)	146	12,252
Tivity Health, Inc. (a)	360	9,472
Triple-S Management Corp. (a)	220	4,899
U.S. Physical Therapy, Inc.	139	16,106
UnitedHealth Group, Inc.	9,653	3,865,447
Universal Health Services, Inc. Class B	793	116,119
		11,232,204
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,425	26,377
American Well Corp. (b)	548	6,894
Cerner Corp.	3,127	244,406
Change Healthcare, Inc. (a)	2,330	53,683
Computer Programs & Systems, Inc.	117	3,888
Evolent Health, Inc. (a)	843	17,804
GoodRx Holdings, Inc. (b)	378	13,612
Health Catalyst, Inc. (a)(b)	320	17,763
HealthStream, Inc. (a)	226	6,314
iCAD, Inc. (a)	233	4,033
Inovalon Holdings, Inc. Class A (a)	781	26,616
Inspire Medical Systems, Inc. (a)	274	52,953
NantHealth, Inc. (a)	333	773
Nextgen Healthcare, Inc. (a)	612	10,153
Omnicell, Inc. (a)	441	66,789
OptimizeRx Corp. (a)	156	9,656
Phreesia, Inc. (a)	358	21,945
Schrodinger, Inc. (a)	379	28,656
Simulations Plus, Inc. (b)	171	9,390
Tabula Rasa HealthCare, Inc. (a)(b)	234	11,700
Teladoc Health, Inc. (a)(b)	1,327	220,667
Veeva Systems, Inc. Class A (a)	1,395	433,775
Vocera Communications, Inc. (a)	313	12,473
		1,300,320
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	748	146,473
Adaptive Biotechnologies Corp. (a)	851	34,772
Agilent Technologies, Inc.	3,109	459,541
Avantor, Inc. (a)	5,286	187,706
Bio-Rad Laboratories, Inc. Class A (a)	221	142,388
Bio-Techne Corp.	397	178,753
Bruker Corp.	1,042	79,171
Charles River Laboratories International, Inc. (a)	507	187,549
ChromaDex, Inc. (a)(b)	464	4,575
Codexis, Inc. (a)	611	13,845
Fluidigm Corp. (a)(b)	780	4,805
Frontage Holdings Corp. (a)(d)	6,000	6,375
Illumina, Inc. (a)	1,491	705,556
IQVIA Holdings, Inc. (a)	1,952	473,009
Luminex Corp.	420	15,456
Medpace Holdings, Inc. (a)	287	50,693
Mettler-Toledo International, Inc. (a)	239	331,096
Nanostring Technologies, Inc. (a)	450	29,156
NeoGenomics, Inc. (a)	1,199	54,159
Pacific Biosciences of California, Inc. (a)	1,966	68,751
PerkinElmer, Inc.	1,146	176,954
Personalis, Inc. (a)	244	6,173
PPD, Inc. (a)	1,123	51,759
PRA Health Sciences, Inc. (a)	658	108,708
Quanterix Corp. (a)	293	17,187
Syneos Health, Inc. (a)	1,027	91,906
Thermo Fisher Scientific, Inc.	4,022	2,028,978
Waters Corp. (a)	635	219,462
		5,874,956
Pharmaceuticals - 3.0%
AcelRx Pharmaceuticals, Inc. (a)	1,141	1,575
Aerie Pharmaceuticals, Inc. (a)(b)	470	7,525
Agile Therapeutics, Inc. (a)	623	829
Amneal Pharmaceuticals, Inc. (a)	1,316	6,738
Amphastar Pharmaceuticals, Inc. (a)	401	8,084
Ampio Pharmaceuticals, Inc. (a)(b)	2,058	3,437
ANI Pharmaceuticals, Inc. (a)	100	3,505
Aquestive Therapeutics, Inc. (a)	258	1,024
Arvinas Holding Co. LLC (a)	339	26,103
Athira Pharma, Inc.	173	1,772
Axsome Therapeutics, Inc. (a)	285	19,226
Aytu BioScience, Inc. (a)	176	882
Biodelivery Sciences International, Inc. (a)	1,158	4,146
Bristol-Myers Squibb Co.	22,879	1,528,775
Cara Therapeutics, Inc. (a)	455	6,493
Catalent, Inc. (a)	1,740	188,129
Cerecor, Inc. (a)	1,155	3,777
Chiasma, Inc. (a)	407	1,925
Collegium Pharmaceutical, Inc. (a)	351	8,298
Corcept Therapeutics, Inc. (a)	1,077	23,694
CorMedix, Inc. (a)	276	1,893
CymaBay Therapeutics, Inc. (a)	766	3,340
Durect Corp. (a)	1,813	2,955
Elanco Animal Health, Inc. (a)	4,825	167,379
Eli Lilly & Co.	8,125	1,864,850
Endo International PLC (a)	2,349	10,993
Evofem Biosciences, Inc. (a)(b)	574	649
Evolus, Inc. (a)	254	3,213
Fulcrum Therapeutics, Inc. (a)	240	2,515
Horizon Therapeutics PLC (a)	2,290	214,436
Innoviva, Inc. (a)(b)	615	8,247
Intra-Cellular Therapies, Inc. (a)	723	29,513
Jazz Pharmaceuticals PLC (a)	614	109,071
Johnson & Johnson	26,845	4,422,445
Kala Pharmaceuticals, Inc. (a)(b)	398	2,109
Lannett Co., Inc. (a)	340	1,588
Liquidia Technologies, Inc. (a)	436	1,247
Marinus Pharmaceuticals, Inc. (a)(b)	304	5,454
Merck & Co., Inc.	25,842	2,009,732
Nektar Therapeutics(a)	1,853	31,797
NGM Biopharmaceuticals, Inc. (a)	191	3,767
Ocular Therapeutix, Inc. (a)	757	10,734
Odonate Therapeutics, Inc. (a)	174	607
Omeros Corp. (a)(b)	688	10,210
Onconova Therapeutics, Inc. (a)	172	1,192
OptiNose, Inc. (a)	299	930
Organon & Co. (a)	2,595	78,525
Pacira Biosciences, Inc. (a)	440	26,699
Paratek Pharmaceuticals, Inc. (a)(b)	407	2,776
Perrigo Co. PLC	1,369	62,769
Pfizer, Inc.	56,960	2,230,554
Phathom Pharmaceuticals, Inc. (a)	124	4,197
Phibro Animal Health Corp. Class A	193	5,574
Pliant Therapeutics, Inc.	114	3,320
Prestige Brands Holdings, Inc. (a)	497	25,894
Provention Bio, Inc. (a)	512	4,316
Reata Pharmaceuticals, Inc. (a)	275	38,921
Relmada Therapeutics, Inc. (a)	142	4,545
Revance Therapeutics, Inc. (a)	671	19,888
Royalty Pharma PLC	857	35,128
SIGA Technologies, Inc. (a)	328	2,060
Strongbridge Biopharma PLC (a)	400	1,188
Supernus Pharmaceuticals, Inc. (a)	570	17,550
Tarsus Pharmaceuticals, Inc. (a)	63	1,826
TherapeuticsMD, Inc. (a)(b)	2,953	3,514
Theravance Biopharma, Inc. (a)	475	6,897
Tricida, Inc. (a)(b)	462	1,996
Viatris, Inc.	12,337	176,296
Vyne Therapeutics, Inc. (a)(b)	501	1,759
WAVE Life Sciences (a)	318	2,118
Xeris Pharmaceuticals, Inc. (a)(b)	542	2,206
Zoetis, Inc. Class A	4,853	904,405
Zogenix, Inc. (a)	591	10,212
Zynerba Pharmaceuticals, Inc. (a)(b)	438	2,317
		14,444,253

TOTAL HEALTH CARE		60,019,225

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.4%
AAR Corp. (a)	360	13,950
Aerojet Rocketdyne Holdings, Inc.	719	34,721
AeroVironment, Inc. (a)	226	22,634
Astronics Corp. (a)	222	3,887
Axon Enterprise, Inc. (a)	653	115,450
BWX Technologies, Inc.	985	57,248
Curtiss-Wright Corp.	447	53,086
Ducommun, Inc. (a)	102	5,565
General Dynamics Corp.	2,370	446,176
HEICO Corp.	441	61,484
HEICO Corp. Class A	747	92,762
Hexcel Corp. (a)	836	52,166
Howmet Aerospace, Inc. (a)	3,983	137,294
Huntington Ingalls Industries, Inc.	411	86,618
Kaman Corp.	263	13,255
Kratos Defense & Security Solutions, Inc. (a)	1,236	35,214
L3Harris Technologies, Inc.	2,101	454,131
Lockheed Martin Corp.	2,519	953,064
Maxar Technologies, Inc.	728	29,062
Mercury Systems, Inc. (a)	562	37,249
Moog, Inc. Class A	306	25,722
National Presto Industries, Inc.	46	4,676
Northrop Grumman Corp.	1,584	575,673
PAE, Inc. (a)	616	5,482
Park Aerospace Corp.	127	1,892
Parsons Corp. (a)	220	8,659
Raytheon Technologies Corp.	15,519	1,323,926
Spirit AeroSystems Holdings, Inc. Class A	1,090	51,437
Teledyne Technologies, Inc. (a)	475	198,944
Textron, Inc.	2,321	159,615
The Boeing Co. (a)	5,603	1,342,255
TransDigm Group, Inc. (a)	559	361,835
Triumph Group, Inc. (a)	572	11,869
Vectrus, Inc. (a)	109	5,187
Virgin Galactic Holdings, Inc. (a)(b)	1,320	60,720
		6,842,908
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	649	15,076
Atlas Air Worldwide Holdings, Inc. (a)	270	18,390
C.H. Robinson Worldwide, Inc.	1,368	128,141
Echo Global Logistics, Inc. (a)	272	8,361
Expeditors International of Washington, Inc.	1,729	218,891
FedEx Corp.	2,490	742,842
Forward Air Corp.	276	24,771
Hub Group, Inc. Class A (a)	347	22,895
United Parcel Service, Inc. Class B	7,348	1,528,164
XPO Logistics, Inc. (a)	1,044	146,045
		2,853,576
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,286	77,559
Allegiant Travel Co. (a)	146	28,324
American Airlines Group, Inc. (a)(b)	6,536	138,629
Delta Air Lines, Inc. (a)	6,521	282,098
Hawaiian Holdings, Inc. (a)	529	12,892
JetBlue Airways Corp. (a)	3,253	54,585
Mesa Air Group, Inc. (a)	291	2,715
SkyWest, Inc. (a)	506	21,793
Southwest Airlines Co. (a)	6,033	320,292
Spirit Airlines, Inc. (a)	982	29,892
United Airlines Holdings, Inc. (a)	3,255	170,204
		1,138,983
Building Products - 0.6%
A.O. Smith Corp.	1,383	99,659
AAON, Inc.	424	26,538
Advanced Drain Systems, Inc.	510	59,451
Allegion PLC	926	128,992
Alpha PRO Tech Ltd. (a)	92	788
American Woodmark Corp. (a)	175	14,296
Apogee Enterprises, Inc.	279	11,364
Armstrong World Industries, Inc.	494	52,986
Builders FirstSource, Inc. (a)	2,112	90,098
Carrier Global Corp.	8,335	405,081
Cornerstone Building Brands, Inc. (a)	485	8,817
CSW Industrials, Inc.	147	17,414
Fortune Brands Home & Security, Inc.	1,416	141,048
Gibraltar Industries, Inc. (a)	327	24,953
Griffon Corp.	446	11,431
Insteel Industries, Inc.	219	7,041
Jeld-Wen Holding, Inc. (a)	840	22,058
Johnson Controls International PLC	7,342	503,881
Lennox International, Inc.	350	122,780
Masco Corp.	2,623	154,521
Masonite International Corp. (a)	244	27,277
Owens Corning	1,073	105,047
PGT Innovations, Inc. (a)	652	15,146
Quanex Building Products Corp.	369	9,166
Resideo Technologies, Inc. (a)	1,495	44,850
Simpson Manufacturing Co. Ltd.	452	49,919
The AZEK Co., Inc.	1,440	61,142
Trane Technologies PLC	2,429	447,276
Trex Co., Inc. (a)	1,184	121,017
UFP Industries, Inc.	640	47,578
		2,831,615
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	681	30,202
ACCO Brands Corp.	916	7,905
ADT, Inc.	1,475	15,915
Brady Corp. Class A	484	27,123
BrightView Holdings, Inc. (a)	267	4,304
Casella Waste Systems, Inc. Class A (a)	486	30,827
Cimpress PLC (a)	202	21,899
Cintas Corp.	902	344,564
Clean Harbors, Inc. (a)	523	48,712
Copart, Inc. (a)	2,126	280,271
CoreCivic, Inc. (a)	1,152	12,061
Covanta Holding Corp.	1,246	21,942
Deluxe Corp.	434	20,732
Ennis, Inc.	234	5,036
Harsco Corp. (a)	833	17,010
Healthcare Services Group, Inc. (b)	777	24,530
Herman Miller, Inc.	608	28,661
HNI Corp.	433	19,039
IAA Spinco, Inc. (a)	1,379	75,211
Interface, Inc.	595	9,104
KAR Auction Services, Inc. (a)	1,288	22,604
Kimball International, Inc. Class B	344	4,524
Knoll, Inc.	457	11,877
Matthews International Corp. Class A	344	12,370
Montrose Environmental Group, Inc. (a)	132	7,083
MSA Safety, Inc. (b)	378	62,589
Pitney Bowes, Inc.	1,867	16,374
R.R. Donnelley & Sons Co. (a)	765	4,804
Republic Services, Inc.	2,144	235,861
Rollins, Inc.	2,268	77,566
SP Plus Corp. (a)	233	7,127
Steelcase, Inc. Class A	852	12,874
Stericycle, Inc. (a)	948	67,829
Team, Inc. (a)	330	2,211
Tetra Tech, Inc.	558	68,098
The Brink's Co.	512	39,342
U.S. Ecology, Inc. (a)	329	12,344
UniFirst Corp.	153	35,900
Viad Corp. (a)	210	10,469
Waste Management, Inc.	3,970	556,237
		2,313,131
Construction & Engineering - 0.2%
AECOM (a)	1,506	95,360
Ameresco, Inc. Class A (a)	203	12,732
API Group Corp. (a)(d)	1,518	31,711
Arcosa, Inc.	491	28,841
Argan, Inc.	165	7,885
Comfort Systems U.S.A., Inc.	368	28,995
Construction Partners, Inc. Class A (a)	338	10,613
Dycom Industries, Inc. (a)	318	23,701
EMCOR Group, Inc.	562	69,233
Fluor Corp. (a)	1,293	22,886
Granite Construction, Inc.	483	20,059
Great Lakes Dredge & Dock Corp. (a)	727	10,621
HC2 Holdings, Inc. (a)	422	1,680
IES Holdings, Inc. (a)	225	11,556
MasTec, Inc. (a)	579	61,432
Matrix Service Co. (a)	249	2,615
MYR Group, Inc. (a)	174	15,820
NV5 Global, Inc. (a)	104	9,829
Primoris Services Corp.	544	16,010
Quanta Services, Inc.	1,412	127,885
Sterling Construction Co., Inc. (a)	306	7,384
Tutor Perini Corp. (a)	372	5,152
Valmont Industries, Inc.	221	52,167
Willscot Mobile Mini Holdings (a)	2,046	57,022
		731,189
Electrical Equipment - 0.7%
Acuity Brands, Inc.	368	68,827
American Superconductor Corp. (a)	277	4,817
AMETEK, Inc.	2,350	313,725
Array Technologies, Inc.	1,165	18,174
Atkore, Inc. (a)	472	33,512
AZZ, Inc.	262	13,566
Bloom Energy Corp. Class A (a)(b)	1,250	33,588
Eaton Corp. PLC	4,060	601,611
Emerson Electric Co.	6,121	589,085
Encore Wire Corp.	223	16,901
Energous Corp. (a)(b)	372	1,068
EnerSys	444	43,392
FuelCell Energy, Inc. (a)(b)	3,294	29,317
Generac Holdings, Inc. (a)	642	266,526
GrafTech International Ltd.	1,647	19,138
Hubbell, Inc. Class B	555	103,696
nVent Electric PLC	1,743	54,451
Orion Energy Systems, Inc. (a)	184	1,054
Plug Power, Inc. (a)	5,133	175,497
Powell Industries, Inc.	95	2,940
Regal Beloit Corp.	410	54,739
Rockwell Automation, Inc.	1,186	339,220
Sensata Technologies, Inc. PLC (a)	1,592	92,288
Shoals Technologies Group, Inc.	830	29,465
Sunrun, Inc. (a)	1,647	91,870
Thermon Group Holdings, Inc. (a)	381	6,492
TPI Composites, Inc. (a)	343	16,608
Vertiv Holdings Co.	2,508	68,468
Vicor Corp. (a)	219	23,157
		3,113,192
Industrial Conglomerates - 1.0%
3M Co.	5,913	1,174,499
Carlisle Companies, Inc.	545	104,302
General Electric Co.	89,541	1,205,222
Honeywell International, Inc.	7,100	1,557,385
Raven Industries, Inc.	390	22,562
Roper Technologies, Inc.	1,072	504,054
		4,568,024
Machinery - 1.8%
AGCO Corp.	637	83,052
Alamo Group, Inc.	104	15,879
Albany International Corp. Class A	309	27,581
Allison Transmission Holdings, Inc.	1,163	46,218
Altra Industrial Motion Corp.	607	39,467
Astec Industries, Inc.	241	15,169
Barnes Group, Inc.	485	24,856
Blue Bird Corp. (a)	166	4,127
Caterpillar, Inc.	5,567	1,211,546
Chart Industries, Inc. (a)	369	53,992
CIRCOR International, Inc. (a)	199	6,487
Colfax Corp. (a)	1,176	53,873
Columbus McKinnon Corp. (NY Shares)	303	14,617
Crane Co.	511	47,201
Cummins, Inc.	1,511	368,397
Deere & Co.	3,200	1,128,672
Donaldson Co., Inc.	1,281	81,382
Douglas Dynamics, Inc.	249	10,132
Dover Corp.	1,464	220,478
Energy Recovery, Inc. (a)	456	10,388
Enerpac Tool Group Corp. Class A	629	16,744
EnPro Industries, Inc.	198	19,236
ESCO Technologies, Inc.	263	24,672
Evoqua Water Technologies Corp. (a)	1,190	40,198
ExOne Co. (a)	143	3,095
Federal Signal Corp.	614	24,701
Flowserve Corp.	1,338	53,948
Fortive Corp.	3,453	240,812
Franklin Electric Co., Inc.	381	30,716
Gorman-Rupp Co.	214	7,370
Graco, Inc.	1,721	130,280
Helios Technologies, Inc.	314	24,508
Hillenbrand, Inc.	748	32,972
Hyster-Yale Materials Handling Class A	96	7,006
IDEX Corp.	773	170,099
Illinois Tool Works, Inc.	2,937	656,596
Ingersoll Rand, Inc. (a)	3,806	185,771
ITT, Inc.	881	80,691
John Bean Technologies Corp.	317	45,211
Kadant, Inc.	122	21,483
Kennametal, Inc.	843	30,281
Lincoln Electric Holdings, Inc.	611	80,475
Lindsay Corp.	112	18,511
Lydall, Inc. (a)	195	11,801
Manitowoc Co., Inc. (a)	380	9,310
Meritor, Inc. (a)	740	17,331
Middleby Corp. (a)	567	98,238
Miller Industries, Inc.	100	3,944
Mueller Industries, Inc.	577	24,990
Mueller Water Products, Inc. Class A	1,603	23,115
Navistar International Corp. (a)	526	23,407
Nikola Corp. (a)(b)	1,482	26,765
NN, Inc. (a)	476	3,499
Nordson Corp.	552	121,170
Omega Flex, Inc.	26	3,814
Oshkosh Corp.	705	87,871
Otis Worldwide Corp.	4,161	340,245
PACCAR, Inc.	3,544	316,302
Parker Hannifin Corp.	1,317	404,464
Pentair PLC	1,696	114,463
Proto Labs, Inc. (a)	287	26,347
RBC Bearings, Inc. (a)	259	51,650
REV Group, Inc.	268	4,205
Rexnord Corp.	1,205	60,298
Snap-On, Inc.	553	123,557
SPX Corp. (a)	449	27,425
SPX Flow, Inc.	420	27,401
Standex International Corp.	130	12,338
Stanley Black & Decker, Inc.	1,642	336,594
Tennant Co.	190	15,172
Terex Corp.	699	33,286
The Greenbrier Companies, Inc. (b)	347	15,122
The Shyft Group, Inc.	349	13,056
Timken Co.	701	56,494
Toro Co.	1,098	120,648
TriMas Corp. (a)	443	13,436
Trinity Industries, Inc.	856	23,018
Wabash National Corp. (b)	508	8,128
Watts Water Technologies, Inc. Class A	285	41,584
Welbilt, Inc. (a)	1,329	30,766
Westinghouse Air Brake Co.	1,815	149,375
Woodward, Inc.	602	73,974
Xylem, Inc.	1,836	220,247
		8,523,740
Marine - 0.0%
Genco Shipping & Trading Ltd.	336	6,344
Kirby Corp. (a)	628	38,082
Matson, Inc.	443	28,352
		72,778
Professional Services - 0.6%
Acacia Research Corp. (a)	376	2,542
ASGN, Inc. (a)	546	52,924
Barrett Business Services, Inc.	90	6,535
Booz Allen Hamilton Holding Corp. Class A	1,408	119,933
CACI International, Inc. Class A (a)	259	66,076
CBIZ, Inc. (a)	564	18,482
CoStar Group, Inc. (a)	4,030	333,765
CRA International, Inc.	68	5,821
Dun & Bradstreet Holdings, Inc. (a)	1,379	29,469
Equifax, Inc.	1,244	297,950
Exponent, Inc.	521	46,478
Forrester Research, Inc. (a)	101	4,626
Franklin Covey Co. (a)	106	3,429
FTI Consulting, Inc. (a)	350	47,814
Heidrick & Struggles International, Inc.	213	9,489
Huron Consulting Group, Inc. (a)	222	10,911
ICF International, Inc.	165	14,497
IHS Markit Ltd.	3,806	428,784
Insperity, Inc.	361	32,624
Jacobs Engineering Group, Inc.	1,329	177,315
KBR, Inc.	1,455	55,508
Kelly Services, Inc. Class A (non-vtg.) (a)	341	8,174
Kforce, Inc.	189	11,894
Korn Ferry	547	39,685
Leidos Holdings, Inc.	1,363	137,799
Manpower, Inc.	558	66,352
ManTech International Corp. Class A	283	24,491
Nielsen Holdings PLC	3,652	90,095
Resources Connection, Inc.	272	3,906
Robert Half International, Inc.	1,156	102,849
Science Applications Internati	602	52,813
TransUnion Holding Co., Inc.	1,950	214,130
TriNet Group, Inc. (a)	396	28,702
TrueBlue, Inc. (a)	358	10,063
Upwork, Inc. (a)	951	55,434
Verisk Analytics, Inc.	1,663	290,559
Willdan Group, Inc. (a)	119	4,479
		2,906,397
Road & Rail - 1.0%
AMERCO	94	55,404
ArcBest Corp.	264	15,362
Avis Budget Group, Inc. (a)	538	41,905
Covenant Transport Group, Inc. Class A (a)	125	2,585
CSX Corp.	23,343	748,843
Daseke, Inc. (a)	628	4,069
Heartland Express, Inc.	489	8,377
J.B. Hunt Transport Services, Inc.	853	138,996
Kansas City Southern	927	262,684
Knight-Swift Transportation Holdings, Inc. Class A	1,265	57,507
Landstar System, Inc.	393	62,102
Lyft, Inc. (a)	2,616	158,216
Marten Transport Ltd.	648	10,686
Norfolk Southern Corp.	2,570	682,104
Old Dominion Freight Lines, Inc.	979	248,470
Ryder System, Inc.	544	40,436
Saia, Inc. (a)	266	55,724
Schneider National, Inc. Class B	358	7,794
U.S. Xpress Enterprises, Inc. (a)	158	1,359
Uber Technologies, Inc. (a)	14,995	751,549
Union Pacific Corp.	6,838	1,503,881
Werner Enterprises, Inc.	573	25,510
Yellow Corp. (a)	515	3,353
		4,886,916
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,113	46,457
Applied Industrial Technologies, Inc.	393	35,787
Beacon Roofing Supply, Inc. (a)	545	29,021
BlueLinx Corp. (a)	94	4,726
Boise Cascade Co.	398	23,223
CAI International, Inc.	149	8,344
DXP Enterprises, Inc. (a)	143	4,762
Fastenal Co.	5,863	304,876
GATX Corp. (b)	349	30,876
Global Industrial Co.	156	5,727
GMS, Inc. (a)	451	21,711
H&E Equipment Services, Inc.	304	10,114
Herc Holdings, Inc. (a)	248	27,793
McGrath RentCorp.	257	20,963
MRC Global, Inc. (a)	523	4,916
MSC Industrial Direct Co., Inc. Class A	488	43,788
NOW, Inc. (a)	1,181	11,208
Rush Enterprises, Inc. Class A	438	18,939
SiteOne Landscape Supply, Inc. (a)	454	76,844
Textainer Group Holdings Ltd. (a)	458	15,467
Titan Machinery, Inc. (a)	197	6,095
Triton International Ltd.	672	35,172
United Rentals, Inc. (a)	737	235,110
Univar, Inc. (a)	1,755	42,787
Veritiv Corp. (a)	128	7,862
W.W. Grainger, Inc.	449	196,662
Watsco, Inc.	338	96,884
WESCO International, Inc. (a)	446	45,858
		1,411,972
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	749	28,664

TOTAL INDUSTRIALS		42,223,085

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.7%
ADTRAN, Inc.	465	9,602
Applied Optoelectronics, Inc. (a)(b)	166	1,406
Arista Networks, Inc. (a)	562	203,618
CalAmp Corp. (a)	334	4,248
Calix, Inc. (a)	572	27,170
Casa Systems, Inc. (a)	325	2,883
Ciena Corp. (a)	1,570	89,317
Cisco Systems, Inc.	43,110	2,284,830
Clearfield, Inc. (a)	118	4,419
CommScope Holding Co., Inc. (a)	2,081	44,346
Comtech Telecommunications Corp.	270	6,523
Digi International, Inc. (a)	310	6,234
EchoStar Holding Corp. Class A (a)	517	12,558
Extreme Networks, Inc. (a)	1,278	14,262
F5 Networks, Inc. (a)	630	117,596
Harmonic, Inc. (a)	963	8,205
Infinera Corp. (a)(b)	2,129	21,716
Inseego Corp. (a)(b)	635	6,407
Juniper Networks, Inc.	3,352	91,677
Lumentum Holdings, Inc. (a)	762	62,507
Motorola Solutions, Inc.	1,725	374,066
NETGEAR, Inc. (a)	323	12,377
NetScout Systems, Inc. (a)	755	21,548
Plantronics, Inc. (a)	362	15,106
Resonant, Inc. (a)(b)	310	995
Ribbon Communications, Inc. (a)	1,314	10,000
ViaSat, Inc. (a)	707	35,237
Viavi Solutions, Inc. (a)	2,487	43,920
		3,532,773
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	72	1,485
Akoustis Technologies, Inc. (a)	392	4,198
Amphenol Corp. Class A	6,119	418,601
Arlo Technologies, Inc. (a)	703	4,759
Arrow Electronics, Inc. (a)	756	86,055
Avnet, Inc.	1,063	42,605
Badger Meter, Inc.	303	29,730
Belden, Inc.	470	23,768
Benchmark Electronics, Inc.	388	11,042
CDW Corp.	1,440	251,496
Cognex Corp.	1,801	151,374
Coherent, Inc. (a)	247	65,292
Corning, Inc.	7,845	320,861
CTS Corp.	336	12,486
Dolby Laboratories, Inc. Class A	675	66,346
ePlus, Inc. (a)	132	11,443
Fabrinet (a)	374	35,855
FARO Technologies, Inc. (a)	191	14,854
II-VI, Inc. (a)	1,058	76,800
Insight Enterprises, Inc. (a)	355	35,504
Intellicheck, Inc. (a)(b)	119	996
IPG Photonics Corp. (a)	368	77,563
Itron, Inc. (a)	463	46,291
Jabil, Inc.	1,384	80,438
Keysight Technologies, Inc. (a)	1,901	293,533
Kimball Electronics, Inc. (a)	250	5,435
Knowles Corp. (a)	926	18,279
Littelfuse, Inc.	253	64,462
Luna Innovations, Inc. (a)	282	3,054
Methode Electronics, Inc. Class A	410	20,176
MicroVision, Inc. (a)(b)	1,460	24,455
Napco Security Technolgies, Inc. (a)	112	4,073
National Instruments Corp.	1,363	57,628
nLIGHT, Inc. (a)	364	13,206
Novanta, Inc. (a)	367	49,457
OSI Systems, Inc. (a)	173	17,584
Par Technology Corp. (a)(b)	191	13,359
PC Connection, Inc.	100	4,627
Plexus Corp. (a)	289	26,417
Rogers Corp. (a)	189	37,951
Sanmina Corp. (a)	645	25,129
ScanSource, Inc. (a)	281	7,905
SYNNEX Corp.	427	51,992
TE Connectivity Ltd.	3,378	456,739
Trimble, Inc. (a)	2,566	209,976
TTM Technologies, Inc. (a)(b)	985	14,086
Vishay Intertechnology, Inc.	1,346	30,352
Vishay Precision Group, Inc. (a)	107	3,642
Vontier Corp.	1,738	56,624
Wrap Technologies, Inc. (a)(b)	241	1,892
Zebra Technologies Corp. Class A (a)	546	289,102
		3,670,977
IT Services - 4.9%
Accenture PLC Class A	6,476	1,909,060
Affirm Holdings, Inc. (b)	345	23,236
Akamai Technologies, Inc. (a)	1,667	194,372
Alliance Data Systems Corp.	514	53,554
Amdocs Ltd.	1,344	103,972
Automatic Data Processing, Inc.	4,370	867,969
BigCommerce Holdings, Inc. (a)(b)	109	7,076
Black Knight, Inc. (a)	1,603	125,002
BM Technologies, Inc.	27	336
Brightcove, Inc. (a)	396	5,683
Broadridge Financial Solutions, Inc.	1,183	191,090
Cass Information Systems, Inc.	108	4,401
Cognizant Technology Solutions Corp. Class A	5,417	375,181
Concentrix Corp. (a)	425	68,340
Conduent, Inc. (a)	1,810	13,575
CSG Systems International, Inc.	350	16,513
DXC Technology Co. (a)	2,600	101,244
EPAM Systems, Inc. (a)	573	292,780
Euronet Worldwide, Inc. (a)	541	73,224
EVERTEC, Inc.	610	26,627
EVO Payments, Inc. Class A (a)	445	12,344
ExlService Holdings, Inc. (a)	335	35,597
Fastly, Inc. Class A (a)(b)	865	51,554
Fidelity National Information Services, Inc.	6,343	898,613
Fiserv, Inc. (a)	6,083	650,212
FleetCor Technologies, Inc. (a)	852	218,163
Gartner, Inc. (a)	906	219,433
Genpact Ltd.	1,788	81,229
Global Payments, Inc.	3,016	565,621
GoDaddy, Inc. (a)	1,734	150,789
GreenSky, Inc. Class A (a)	580	3,219
Grid Dynamics Holdings, Inc. (a)	304	4,569
GTT Communications, Inc. (a)(b)	132	321
Hackett Group, Inc.	255	4,595
i3 Verticals, Inc. Class A (a)	186	5,621
IBM Corp.	9,126	1,337,780
International Money Express, Inc. (a)	236	3,505
Jack Henry & Associates, Inc.	778	127,211
Limelight Networks, Inc. (a)	1,098	3,459
Liveramp Holdings, Inc. (a)	669	31,343
MasterCard, Inc. Class A	8,955	3,269,381
Maximus, Inc.	633	55,685
MoneyGram International, Inc. (a)	704	7,096
MongoDB, Inc. Class A (a)	530	191,606
Okta, Inc. (a)	1,257	307,563
Paychex, Inc.	3,277	351,622
PayPal Holdings, Inc. (a)	11,962	3,486,684
Paysign, Inc. (a)	151	480
Perficient, Inc. (a)	345	27,745
Rackspace Technology, Inc. (a)	316	6,197
Repay Holdings Corp. (a)	780	18,751
Sabre Corp. (a)	3,307	41,271
Sezzle, Inc. unit (a)	637	4,209
Shift4 Payments, Inc.	366	34,302
Snowflake Computing, Inc.	608	147,014
Square, Inc. (a)	3,982	970,812
Switch, Inc. Class A	894	18,872
Sykes Enterprises, Inc. (a)	427	22,930
The Western Union Co.	4,200	96,474
Ttec Holdings, Inc.	195	20,103
Tucows, Inc. (a)	89	7,148
Twilio, Inc. Class A (a)	1,635	644,452
Unisys Corp. (a)	668	16,907
VeriSign, Inc. (a)	1,016	231,333
Verra Mobility Corp. (a)	1,414	21,733
Visa, Inc. Class A	17,322	4,050,230
WEX, Inc. (a)	452	87,643
		22,996,656
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (a)	102	10,426
Advanced Energy Industries, Inc.	386	43,506
Advanced Micro Devices, Inc. (a)	12,377	1,162,572
Allegro MicroSystems LLC (a)	426	11,800
Alpha & Omega Semiconductor Ltd. (a)	209	6,352
Ambarella, Inc. (a)	351	37,427
Amkor Technology, Inc.	1,087	25,729
Analog Devices, Inc.	3,767	648,527
Applied Materials, Inc.	9,372	1,334,573
Atomera, Inc. (a)(b)	190	4,074
Axcelis Technologies, Inc. (a)	328	13,258
AXT, Inc. (a)	416	4,568
Broadcom, Inc.	4,169	1,987,946
Brooks Automation, Inc.	763	72,699
CEVA, Inc. (a)	220	10,406
Cirrus Logic, Inc. (a)	605	51,498
CMC Materials, Inc.	294	44,318
Cohu, Inc. (a)	489	17,990
Cree, Inc. (a)	1,178	115,362
CyberOptics Corp. (a)	55	2,253
Diodes, Inc. (a)	426	33,982
DSP Group, Inc. (a)	234	3,463
Enphase Energy, Inc. (a)	1,318	242,024
Entegris, Inc.	1,380	169,699
First Solar, Inc. (a)	867	78,472
FormFactor, Inc. (a)	782	28,512
Ichor Holdings Ltd. (a)	301	16,194
Impinj, Inc. (a)	216	11,143
Intel Corp.	41,499	2,329,754
KLA Corp.	1,574	510,307
Kopin Corp. (a)	644	5,268
Kulicke & Soffa Industries, Inc. (b)	636	38,923
Lam Research Corp.	1,460	950,022
Lattice Semiconductor Corp. (a)	1,399	78,596
MACOM Technology Solutions Holdings, Inc. (a)	464	29,733
Marvell Technology, Inc.	8,120	473,640
Maxim Integrated Products, Inc.	2,737	288,370
MaxLinear, Inc. Class A (a)	690	29,318
Microchip Technology, Inc.	2,752	412,084
Micron Technology, Inc. (a)	11,426	970,981
MKS Instruments, Inc.	565	100,542
Monolithic Power Systems, Inc.	439	163,945
NeoPhotonics Corp. (a)	615	6,279
NVE Corp.	45	3,332
NVIDIA Corp.	6,332	5,066,233
NXP Semiconductors NV	2,830	582,188
ON Semiconductor Corp. (a)	4,208	161,082
Onto Innovation, Inc. (a)	493	36,009
PDF Solutions, Inc. (a)	270	4,909
Photronics, Inc. (a)	617	8,151
Pixelworks, Inc. (a)	389	1,326
Power Integrations, Inc.	626	51,370
Qorvo, Inc. (a)	1,158	226,563
Qualcomm, Inc.	11,602	1,658,274
Rambus, Inc. (a)	1,172	27,788
Semtech Corp. (a)	684	47,059
Silicon Laboratories, Inc. (a)	446	68,350
SiTime Corp. (a)	124	15,697
Skyworks Solutions, Inc.	1,685	323,099
SMART Global Holdings, Inc. (a)	163	7,772
SolarEdge Technologies, Inc. (a)	527	145,647
SunPower Corp. (a)(b)	823	24,048
Synaptics, Inc. (a)	364	56,631
Teradyne, Inc.	1,705	228,402
Texas Instruments, Inc.	9,397	1,807,043
Ultra Clean Holdings, Inc. (a)	440	23,637
Universal Display Corp.	439	97,603
Veeco Instruments, Inc. (a)	475	11,419
Xilinx, Inc.	2,512	363,336
		23,623,503
Software - 8.9%
2U, Inc. (a)(b)	755	31,461
8x8, Inc. (a)	1,084	30,092
A10 Networks, Inc. (a)	692	7,792
ACI Worldwide, Inc. (a)	1,223	45,422
Adobe, Inc. (a)	4,896	2,867,293
Agilysys, Inc. (a)	218	12,398
Alarm.com Holdings, Inc. (a)	455	38,539
Altair Engineering, Inc. Class A (a)	448	30,899
Alteryx, Inc. Class A (a)	612	52,644
American Software, Inc. Class A	322	7,071
Anaplan, Inc. (a)	1,455	77,552
ANSYS, Inc. (a)	887	307,842
AppFolio, Inc. (a)	177	24,992
Appian Corp. Class A (a)(b)	400	55,100
Asana, Inc. (a)	144	8,932
Aspen Technology, Inc. (a)	693	95,315
Autodesk, Inc. (a)	2,248	656,191
Avalara, Inc. (a)	875	141,575
Avaya Holdings Corp. (a)	779	20,955
Benefitfocus, Inc. (a)	306	4,315
Bill.Com Holdings, Inc. (a)	631	115,587
Blackbaud, Inc. (a)	484	37,060
BlackLine, Inc. (a)	534	59,418
Bottomline Technologies, Inc. (a)	419	15,537
Box, Inc. Class A (a)	1,439	36,766
Cadence Design Systems, Inc. (a)	2,852	390,211
CDK Global, Inc.	1,252	62,212
Cerence, Inc. (a)	394	42,044
Ceridian HCM Holding, Inc. (a)	1,341	128,629
ChannelAdvisor Corp. (a)	278	6,814
Citrix Systems, Inc.	1,257	147,408
Cloudera, Inc. (a)	2,158	34,226
Cloudflare, Inc. (a)	1,919	203,107
CommVault Systems, Inc. (a)	469	36,662
Cornerstone OnDemand, Inc. (a)	628	32,392
Coupa Software, Inc. (a)	738	193,437
Crowdstrike Holdings, Inc. (a)	1,923	483,269
Datadog, Inc. Class A (a)	2,108	219,401
Digimarc Corp. (a)(b)	122	4,087
Digital Turbine, Inc. (a)	768	58,391
DocuSign, Inc. (a)	1,906	532,860
Domo, Inc. Class B (a)	283	22,875
Dropbox, Inc. Class A (a)	3,036	92,021
Duck Creek Technologies, Inc. (a)	358	15,577
Dynatrace, Inc. (a)	1,880	109,830
Ebix, Inc.	221	7,492
eGain Communications Corp. (a)	155	1,779
Elastic NV (a)	648	94,452
Envestnet, Inc. (a)	541	41,040
Everbridge, Inc. (a)	362	49,261
Fair Isaac Corp. (a)	299	150,301
FireEye, Inc. (a)	2,473	50,004
Five9, Inc. (a)	682	125,072
Fortinet, Inc. (a)	1,384	329,655
Guidewire Software, Inc. (a)	851	95,925
HubSpot, Inc. (a)	445	259,310
Intelligent Systems Corp. (a)	67	2,108
InterDigital, Inc.	313	22,858
Intuit, Inc.	2,797	1,371,005
j2 Global, Inc. (a)	439	60,384
Jamf Holding Corp. (a)(b)	306	10,272
LivePerson, Inc. (a)	629	39,778
Manhattan Associates, Inc. (a)	653	94,581
McAfee Corp.	388	10,872
Medallia, Inc. (a)	837	28,249
Microsoft Corp.	77,033	20,868,240
MicroStrategy, Inc. Class A (a)	79	52,496
Mimecast Ltd. (a)	588	31,193
Mitek Systems, Inc. (a)	438	8,436
Model N, Inc. (a)	300	10,281
Momentive Global, Inc. (a)	1,245	26,232
nCino, Inc. (a)(b)	162	9,707
New Relic, Inc. (a)	542	36,298
NortonLifeLock, Inc.	5,944	161,796
Nuance Communications, Inc. (a)	2,908	158,312
Nutanix, Inc. Class A (a)	1,985	75,867
Onespan, Inc. (a)	328	8,377
Oracle Corp.	18,942	1,474,445
Pagerduty, Inc. (a)(b)	590	25,122
Palantir Technologies, Inc. (a)(b)	4,475	117,961
Palo Alto Networks, Inc. (a)	993	368,453
Paycom Software, Inc. (a)	502	182,462
Paylocity Holding Corp. (a)	380	72,504
Pegasystems, Inc. (b)	396	55,119
Ping Identity Holding Corp. (a)	407	9,320
Progress Software Corp.	465	21,506
Proofpoint, Inc. (a)	586	101,823
PROS Holdings, Inc. (a)	423	19,276
PTC, Inc. (a)	1,075	151,855
Q2 Holdings, Inc. (a)	522	53,547
QAD, Inc. Class A	116	10,094
Qualtrics International, Inc.	594	22,721
Qualys, Inc. (a)	342	34,436
Rapid7, Inc. (a)	526	49,775
RingCentral, Inc. (a)	821	238,566
SailPoint Technologies Holding, Inc. (a)	914	46,678
Salesforce.com, Inc. (a)	9,375	2,290,031
SecureWorks Corp. (a)	46	852
ServiceNow, Inc. (a)	2,003	1,100,749
ShotSpotter, Inc. (a)	96	4,682
Slack Technologies, Inc. Class A (a)	5,107	226,240
Smartsheet, Inc. (a)	1,179	85,265
Smith Micro Software, Inc. (a)	387	2,020
SolarWinds, Inc. (a)	685	11,570
Splunk, Inc. (a)	1,654	239,135
Sprout Social, Inc. (a)	300	26,826
SPS Commerce, Inc. (a)	359	35,846
SS&C Technologies Holdings, Inc.	2,291	165,089
Synchronoss Technologies, Inc. (a)(b)	197	707
Synopsys, Inc. (a)	1,558	429,681
Tenable Holdings, Inc. (a)	676	27,953
Teradata Corp. (a)	1,105	55,217
The Trade Desk, Inc. (a)	4,350	336,516
Tyler Technologies, Inc. (a)	415	187,734
Upland Software, Inc. (a)	247	10,169
Varonis Systems, Inc. (a)	1,025	59,061
Verint Systems, Inc. (a)	656	29,566
Veritone, Inc. (a)(b)	224	4,415
Vertex, Inc. Class A (a)	236	5,178
VirnetX Holding Corp. (a)(b)	601	2,566
VMware, Inc. Class A (a)(b)	825	131,975
Vobile Group Ltd. (a)(b)	2,000	9,041
Workday, Inc. Class A (a)	1,880	448,831
Workiva, Inc. (a)	416	46,313
Xperi Holding Corp.	1,060	23,574
Yext, Inc. (a)	927	13,247
Zendesk, Inc. (a)	1,204	173,785
Zix Corp. (a)	627	4,420
Zoom Video Communications, Inc. Class A (a)	2,091	809,280
Zscaler, Inc. (a)	764	165,070
Zuora, Inc. (a)	1,078	18,596
		42,124,697
Technology Hardware, Storage & Peripherals - 5.0%
3D Systems Corp. (a)(b)	1,235	49,363
Apple, Inc.	161,180	22,075,199
Avid Technology, Inc. (a)	449	17,578
Corsair Gaming, Inc. (b)	248	8,256
Dell Technologies, Inc. (a)	2,424	241,600
Diebold Nixdorf, Inc. (a)	864	11,094
Eastman Kodak Co. (a)	655	5,450
Hewlett Packard Enterprise Co.	13,289	193,754
HP, Inc.	12,795	386,281
Immersion Corp. (a)	125	1,096
NCR Corp. (a)	1,341	61,163
NetApp, Inc.	2,274	186,059
Pure Storage, Inc. Class A (a)	2,454	47,927
Razer, Inc. (a)(d)	37,000	10,055
Seagate Technology Holdings PLC	2,052	180,432
Super Micro Computer, Inc. (a)	461	16,218
Western Digital Corp. (a)	3,128	222,620
Xerox Holdings Corp.	1,665	39,111
		23,753,256

TOTAL INFORMATION TECHNOLOGY		119,701,862

MATERIALS - 2.7%
Chemicals - 1.7%
AdvanSix, Inc. (a)	301	8,988
Air Products & Chemicals, Inc.	2,260	650,157
Albemarle Corp. U.S.	1,192	200,804
American Vanguard Corp.	226	3,957
Amyris, Inc. (a)	1,742	28,517
Ashland Global Holdings, Inc.	564	49,350
Avient Corp.	959	47,144
Axalta Coating Systems Ltd. (a)	2,106	64,212
Balchem Corp.	338	44,366
Cabot Corp.	566	32,222
Celanese Corp. Class A	1,167	176,917
CF Industries Holdings, Inc.	2,187	112,521
Chase Corp.	71	7,285
Corteva, Inc.	7,598	336,971
Dow, Inc.	7,611	481,624
DuPont de Nemours, Inc.	5,498	425,600
Eastman Chemical Co.	1,389	162,166
Ecolab, Inc.	2,540	523,164
Element Solutions, Inc.	2,220	51,904
Ferro Corp. (a)	828	17,860
FMC Corp.	1,324	143,257
FutureFuel Corp.	188	1,805
GCP Applied Technologies, Inc. (a)	502	11,677
H.B. Fuller Co.	522	33,204
Hawkins, Inc.	163	5,338
Huntsman Corp.	2,053	54,446
Ingevity Corp. (a)	427	34,741
Innospec, Inc.	257	23,287
International Flavors & Fragrances, Inc.	2,540	379,476
Intrepid Potash, Inc. (a)	109	3,473
Koppers Holdings, Inc. (a)	218	7,052
Kraton Performance Polymers, Inc. (a)	320	10,333
Kronos Worldwide, Inc.	206	2,950
Linde PLC	5,340	1,543,794
Livent Corp. (a)(b)	1,466	28,382
Loop Industries, Inc. (a)(b)	161	1,985
LyondellBasell Industries NV Class A	2,629	270,445
Minerals Technologies, Inc.	347	27,298
NewMarket Corp.	74	23,827
Olin Corp.	1,458	67,447
Orion Engineered Carbons SA (a)	605	11,489
PPG Industries, Inc.	2,420	410,843
PQ Group Holdings, Inc.	636	9,769
Quaker Chemical Corp.	134	31,783
Rayonier Advanced Materials, Inc. (a)	640	4,282
RPM International, Inc.	1,330	117,944
Sensient Technologies Corp.	422	36,528
Sherwin-Williams Co.	2,470	672,952
Stepan Co.	215	25,858
The Chemours Co. LLC	1,699	59,125
The Mosaic Co.	3,522	112,387
The Scotts Miracle-Gro Co. Class A	419	80,414
Tredegar Corp.	204	2,809
Trinseo SA	387	23,158
Tronox Holdings PLC	1,081	24,214
Valvoline, Inc.	1,854	60,181
W.R. Grace & Co.	644	44,513
Westlake Chemical Corp.	348	31,351
		7,859,546
Construction Materials - 0.1%
Eagle Materials, Inc.	430	61,107
Forterra, Inc. (a)	204	4,796
Martin Marietta Materials, Inc.	637	224,103
Summit Materials, Inc. (a)	1,161	40,461
U.S. Concrete, Inc. (a)	153	11,291
Vulcan Materials Co.	1,354	235,691
		577,449
Containers & Packaging - 0.4%
Amcor PLC	15,989	183,234
Aptargroup, Inc.	666	93,799
Avery Dennison Corp.	847	178,073
Ball Corp.	3,352	271,579
Berry Global Group, Inc. (a)	1,375	89,678
Crown Holdings, Inc.	1,379	140,948
Graphic Packaging Holding Co.	2,786	50,538
Greif, Inc. Class A	277	16,772
International Paper Co.	4,012	245,976
Myers Industries, Inc.	367	7,707
O-I Glass, Inc. (a)	1,569	25,622
Packaging Corp. of America	969	131,222
Pactiv Evergreen, Inc.	455	6,857
Ranpak Holdings Corp. (A Shares) (a)	338	8,460
Sealed Air Corp.	1,581	93,674
Silgan Holdings, Inc.	791	32,827
Sonoco Products Co.	1,029	68,840
WestRock Co.	2,693	143,321
		1,789,127
Metals & Mining - 0.5%
Alcoa Corp. (a)	1,910	70,364
Allegheny Technologies, Inc. (a)	1,279	26,667
Arconic Corp. (a)	976	34,765
Carpenter Technology Corp.	480	19,306
Century Aluminum Co. (a)	493	6,355
Cleveland-Cliffs, Inc. (a)	4,697	101,267
Coeur d'Alene Mines Corp. (a)	2,519	22,369
Commercial Metals Co.	1,206	37,048
Compass Minerals International, Inc.	337	19,971
Coronado Global Resources, Inc. unit (a)(d)	4,248	2,676
Freeport-McMoRan, Inc.	14,896	552,791
Gatos Silver, Inc.	218	3,813
Gold Resource Corp.	901	2,325
Haynes International, Inc.	112	3,963
Hecla Mining Co.	5,449	40,541
Kaiser Aluminum Corp.	162	20,005
Materion Corp.	215	16,200
McEwen Mining, Inc. (a)(b)	3,284	4,532
Newmont Corp.	8,178	518,322
Nucor Corp.	3,044	292,011
Reliance Steel & Aluminum Co.	651	98,236
Royal Gold, Inc.	676	77,132
Ryerson Holding Corp. (a)	175	2,555
Schnitzer Steel Industries, Inc. Class A	282	13,832
Steel Dynamics, Inc.	2,048	122,061
SunCoke Energy, Inc.	726	5,184
TimkenSteel Corp. (a)(b)	411	5,816
United States Steel Corp.	2,682	64,368
Warrior Metropolitan Coal, Inc.	500	8,600
Worthington Industries, Inc.	349	21,352
		2,214,427
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	139	4,027
Domtar Corp. (a)	550	30,228
Glatfelter Corp.	432	6,035
Louisiana-Pacific Corp.	1,092	65,837
Mercer International, Inc. (SBI)	355	4,526
Neenah, Inc.	169	8,479
Resolute Forest Products	814	9,931
Schweitzer-Mauduit International, Inc.	341	13,770
Verso Corp.	335	5,930
		148,763

TOTAL MATERIALS		12,589,312

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Acadia Realty Trust (SBI)	921	20,225
Agree Realty Corp.	669	47,158
Alexander & Baldwin, Inc.	763	13,978
Alexanders, Inc.	22	5,895
Alexandria Real Estate Equities, Inc.	1,302	236,886
American Assets Trust, Inc.	522	19,465
American Campus Communities, Inc.	1,419	66,296
American Finance Trust, Inc.	1,221	10,354
American Homes 4 Rent Class A	2,760	107,226
American Tower Corp.	4,636	1,252,369
Americold Realty Trust	2,590	98,032
Apartment Income (REIT) Corp.	1,534	72,758
Apartment Investment & Management Co. Class A	1,619	10,863
Apple Hospitality (REIT), Inc.	2,124	32,412
Armada Hoffler Properties, Inc.	669	8,891
AvalonBay Communities, Inc.	1,427	297,801
Bluerock Residential Growth (REIT), Inc.	229	2,329
Boston Properties, Inc.	1,451	166,270
Brandywine Realty Trust (SBI)	1,810	24,815
Brixmor Property Group, Inc.	3,065	70,158
Broadstone Net Lease, Inc. (b)	366	8,568
Camden Property Trust (SBI)	999	132,537
CareTrust (REIT), Inc.	1,011	23,486
CatchMark Timber Trust, Inc.	579	6,774
Centerspace	128	10,099
Chatham Lodging Trust (a)	538	6,924
City Office REIT, Inc.	447	5,556
Columbia Property Trust, Inc.	1,196	20,798
Community Healthcare Trust, Inc.	225	10,679
CorEnergy Infrastructure Trust, Inc.	70	463
CoreSite Realty Corp.	442	59,493
Corporate Office Properties Trust (SBI)	1,154	32,300
Cousins Properties, Inc.	1,536	56,494
Crown Castle International Corp.	4,407	859,806
CTO Realty Growth, Inc.	61	3,265
CubeSmart	2,045	94,724
CyrusOne, Inc.	1,235	88,327
DiamondRock Hospitality Co. (a)	2,170	21,049
Digital Realty Trust, Inc.	2,873	432,272
Digitalbridge Group, Inc. (a)	4,930	38,947
Diversified Healthcare Trust (SBI)	2,623	10,964
Douglas Emmett, Inc.	1,698	57,087
Duke Realty Corp.	3,825	181,114
Easterly Government Properties, Inc.	880	18,550
EastGroup Properties, Inc.	412	67,753
Empire State Realty Trust, Inc.	1,455	17,460
EPR Properties (a)	747	39,352
Equinix, Inc.	912	731,971
Equity Commonwealth	1,223	32,043
Equity Lifestyle Properties, Inc.	1,737	129,076
Equity Residential (SBI)	3,505	269,885
Essential Properties Realty Trust, Inc.	1,163	31,448
Essex Property Trust, Inc.	666	199,807
Extra Space Storage, Inc.	1,349	220,993
Farmland Partners, Inc.	205	2,470
Federal Realty Investment Trust (SBI)	717	84,011
First Industrial Realty Trust, Inc.	1,321	68,996
Four Corners Property Trust, Inc.	780	21,536
Franklin Street Properties Corp.	912	4,797
Gaming & Leisure Properties	2,251	104,289
Getty Realty Corp.	351	10,934
Gladstone Commercial Corp.	358	8,076
Gladstone Land Corp.	226	5,438
Global Medical REIT, Inc.	528	7,793
Global Net Lease, Inc.	928	17,168
Healthcare Realty Trust, Inc.	1,409	42,552
Healthcare Trust of America, Inc.	2,245	59,942
Healthpeak Properties, Inc.	5,512	183,494
Hersha Hospitality Trust (a)	343	3,691
Highwoods Properties, Inc. (SBI)	1,086	49,055
Host Hotels & Resorts, Inc. (a)	7,217	123,339
Hudson Pacific Properties, Inc.	1,581	43,983
Independence Realty Trust, Inc.	1,051	19,160
Industrial Logistics Properties Trust	693	18,115
Invitation Homes, Inc.	5,810	216,655
Iron Mountain, Inc.	2,947	124,717
iStar Financial, Inc.	815	16,895
JBG SMITH Properties	1,120	35,291
Kilroy Realty Corp.	1,089	75,838
Kimco Realty Corp.	4,459	92,970
Kite Realty Group Trust	832	18,312
Lamar Advertising Co. Class A	887	92,621
Lexington Corporate Properties Trust	2,834	33,866
Life Storage, Inc.	773	82,982
LTC Properties, Inc.	431	16,546
Mack-Cali Realty Corp.	829	14,217
Medical Properties Trust, Inc.	5,947	119,535
Mid-America Apartment Communities, Inc.	1,171	197,220
Monmouth Real Estate Investment Corp. Class A	1,069	20,012
National Health Investors, Inc.	463	31,044
National Retail Properties, Inc.	1,803	84,525
National Storage Affiliates Trust	662	33,471
NETSTREIT Corp.	236	5,442
New Senior Investment Group, Inc.	747	6,559
NexPoint Residential Trust, Inc.	229	12,590
Office Properties Income Trust	486	14,245
Omega Healthcare Investors, Inc.	2,379	86,334
One Liberty Properties, Inc.	203	5,763
Outfront Media, Inc. (a)	1,460	35,084
Paramount Group, Inc.	1,737	17,492
Park Hotels & Resorts, Inc. (a)	2,383	49,114
Pebblebrook Hotel Trust	1,317	31,015
Physicians Realty Trust	2,126	39,267
Piedmont Office Realty Trust, Inc. Class A	1,316	24,307
Plymouth Industrial REIT, Inc.	353	7,067
Potlatch Corp.	696	36,992
Preferred Apartment Communities, Inc. Class A	460	4,485
Prologis (REIT), Inc.	7,556	903,169
PS Business Parks, Inc.	208	30,801
Public Storage	1,554	467,272
QTS Realty Trust, Inc. Class A	672	51,946
Rayonier, Inc.	1,434	51,524
Realty Income Corp.	3,820	254,947
Regency Centers Corp.	1,621	103,857
Retail Opportunity Investments Corp.	1,243	21,951
Retail Properties America, Inc.	2,180	24,961
Retail Value, Inc.	163	3,545
Rexford Industrial Realty, Inc.	1,365	77,737
RLJ Lodging Trust	1,680	25,586
RPT Realty	785	10,189
Ryman Hospitality Properties, Inc. (a)	550	43,428
Sabra Health Care REIT, Inc.	2,136	38,875
Safehold, Inc.	147	11,540
Saul Centers, Inc.	158	7,181
SBA Communications Corp. Class A	1,117	355,988
Seritage Growth Properties (a)	327	6,017
Service Properties Trust	1,713	21,584
Simon Property Group, Inc.	3,356	437,891
SITE Centers Corp.	1,704	25,662
SL Green Realty Corp.	715	57,200
Spirit Realty Capital, Inc.	1,178	56,356
Stag Industrial, Inc.	1,616	60,487
Store Capital Corp.	2,462	84,964
Summit Hotel Properties, Inc. (a)	1,017	9,489
Sun Communities, Inc.	1,143	195,910
Sunstone Hotel Investors, Inc. (a)	2,161	26,840
Tanger Factory Outlet Centers, Inc. (b)	994	18,737
Terreno Realty Corp.	733	47,293
The GEO Group, Inc. (b)	1,134	8,074
The Macerich Co.	1,153	21,042
UDR, Inc.	3,040	148,899
UMH Properties, Inc.	446	9,732
Uniti Group, Inc.	2,346	24,844
Universal Health Realty Income Trust (SBI)	126	7,755
Urban Edge Properties	1,149	21,946
Urstadt Biddle Properties, Inc. Class A	365	7,074
Ventas, Inc.	3,831	218,750
VEREIT, Inc.	2,343	107,614
VICI Properties, Inc. (b)	5,498	170,548
Vornado Realty Trust	1,613	75,279
Washington REIT (SBI)	884	20,332
Weingarten Realty Investors (SBI)	1,214	38,933
Welltower, Inc.	4,268	354,671
Weyerhaeuser Co.	7,648	263,244
Whitestone REIT Class B	434	3,581
WP Carey, Inc.	1,802	134,465
Xenia Hotels & Resorts, Inc. (a)	1,178	22,064
		14,237,331
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	3,427	293,797
Cushman & Wakefield PLC (a)	1,100	19,217
eXp World Holdings, Inc. (a)(b)	590	22,874
Forestar Group, Inc. (a)	151	3,157
Howard Hughes Corp. (a)	458	44,637
Jones Lang LaSalle, Inc. (a)	525	102,617
Kennedy-Wilson Holdings, Inc.	1,234	24,520
Marcus & Millichap, Inc. (a)	271	10,534
Newmark Group, Inc.	1,692	20,321
RE/MAX Holdings, Inc.	183	6,099
Realogy Holdings Corp. (a)	1,128	20,552
Redfin Corp. (a)	1,058	67,088
Tejon Ranch Co. (a)	156	2,373
The RMR Group, Inc.	163	6,298
The St. Joe Co.	299	13,338
		657,422

TOTAL REAL ESTATE		14,894,753

UTILITIES - 2.2%
Electric Utilities - 1.3%
Allete, Inc.	519	36,320
Alliant Energy Corp.	2,548	142,076
American Electric Power Co., Inc.	5,069	428,787
Avangrid, Inc.	551	28,338
Duke Energy Corp.	7,845	774,458
Edison International	3,874	223,995
Entergy Corp.	2,047	204,086
Evergy, Inc.	2,319	140,137
Eversource Energy	3,504	281,161
Exelon Corp.	9,961	441,372
FirstEnergy Corp.	5,544	206,292
Hawaiian Electric Industries, Inc.	1,135	47,988
IDACORP, Inc.	524	51,090
MGE Energy, Inc.	371	27,617
NextEra Energy, Inc.	20,014	1,466,626
NRG Energy, Inc.	2,513	101,274
OGE Energy Corp.	2,043	68,747
Otter Tail Corp.	397	19,378
PG&E Corp. (a)	15,219	154,777
Pinnacle West Capital Corp.	1,138	93,282
PNM Resources, Inc.	897	43,747
Portland General Electric Co.	955	44,006
PPL Corp.	7,844	219,397
Southern Co.	10,779	652,237
Spark Energy, Inc. Class A, (b)	136	1,541
Xcel Energy, Inc.	5,489	361,615
		6,260,344
Gas Utilities - 0.1%
Atmos Energy Corp.	1,307	125,616
Chesapeake Utilities Corp.	181	21,780
National Fuel Gas Co.	943	49,272
New Jersey Resources Corp.	1,006	39,807
Northwest Natural Holding Co.	325	17,069
ONE Gas, Inc.	534	39,580
South Jersey Industries, Inc.	1,039	26,941
Southwest Gas Corp.	576	38,125
Spire, Inc.	516	37,291
UGI Corp.	2,141	99,150
		494,631
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	300	7,566
Class C	783	20,734
Ormat Technologies, Inc. (b)	448	31,149
Sunnova Energy International, Inc. (a)	669	25,195
The AES Corp.	6,819	177,771
Vistra Corp.	4,971	92,212
		354,627
Multi-Utilities - 0.6%
Ameren Corp.	2,583	206,743
Avista Corp.	710	30,296
Black Hills Corp.	702	46,072
CenterPoint Energy, Inc.	5,618	137,753
CMS Energy Corp.	2,951	174,345
Consolidated Edison, Inc.	3,494	250,590
Dominion Energy, Inc.	8,225	605,113
DTE Energy Co.	1,977	256,219
MDU Resources Group, Inc.	2,032	63,683
NiSource, Inc.	4,013	98,319
NorthWestern Energy Corp.	505	30,411
Public Service Enterprise Group, Inc.	5,154	307,900
Sempra Energy	3,214	425,791
Unitil Corp.	151	7,998
WEC Energy Group, Inc.	3,222	286,597
		2,927,830
Water Utilities - 0.1%
American States Water Co.	372	29,596
American Water Works Co., Inc.	1,852	285,449
Cadiz, Inc. (a)(b)	386	5,250
California Water Service Group	508	28,214
Essential Utilities, Inc.	2,279	104,150
Middlesex Water Co.	170	13,894
SJW Corp.	270	17,091
York Water Co.	133	6,025
		489,669

TOTAL UTILITIES		10,527,101

TOTAL COMMON STOCKS
(Cost $341,338,913)		449,547,100

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.06% (e)	21,048,836	21,053,046
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	3,648,247	3,648,611
TOTAL MONEY MARKET FUNDS
(Cost $24,701,657)		24,701,657
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $366,040,570)		474,248,757
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,651,560)
NET ASSETS - 100%		$472,597,197

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Sept. 2021	$2,077,020	$(8,807)	$(8,807)
CME E-mini S&P 500 Index Contracts (United States)	91	Sept. 2021	19,513,130	230,070	230,070
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sept. 2021	807,720	(3,585)	(3,585)
TOTAL FUTURES CONTRACTS					$217,678

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,747 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,079
Fidelity Securities Lending Cash Central Fund	7,380
Total	$10,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,873,876	$147,234,285	$131,055,073	$(42)	$--	$21,053,046	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,183,194	7,116,359	5,650,942	--	--	3,648,611	0.0%
Total	$7,057,070	$154,350,644	$136,706,015	$(42)	$--	$24,701,657

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$46,544,226	$46,543,438	$--	$788
Consumer Discretionary	54,498,960	54,498,948	--	12
Consumer Staples	23,874,954	23,874,954	--	--
Energy	12,229,739	12,229,739	--	--
Financials	52,443,883	52,443,883	--	--
Health Care	60,019,225	60,017,634	--	1,591
Industrials	42,223,085	42,223,085	--	--
Information Technology	119,701,862	119,701,526	336	--
Materials	12,589,312	12,589,312	--	--
Real Estate	14,894,753	14,894,753	--	--
Utilities	10,527,101	10,527,101	--	--
Money Market Funds	24,701,657	24,701,657	--	--
Total Investments in Securities:	$474,248,757	$474,246,030	$336	$2,391
Derivative Instruments:
Assets
Futures Contracts	$230,070	$230,070	$--	$--
Total Assets	$230,070	$230,070	$--	$--
Liabilities
Futures Contracts	$(12,392)	$(12,392)	$--	$--
Total Liabilities	$(12,392)	$(12,392)	$--	$--
Total Derivative Instruments:	$217,678	$217,678	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$230,070	$(12,392)
Total Equity Risk	230,070	(12,392)
Total Value of Derivatives	$230,070	$(12,392)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,552,377) — See accompanying schedule: Unaffiliated issuers (cost $341,338,913)	$449,547,100
Fidelity Central Funds (cost $24,701,657)	24,701,657
Total Investment in Securities (cost $366,040,570)		$474,248,757
Segregated cash with brokers for derivative instruments		1,136,500
Cash		12
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		617,979
Dividends receivable		267,564
Distributions receivable from Fidelity Central Funds		2,119
Receivable for daily variation margin on futures contracts		33,312
Total assets		476,306,244
Liabilities
Payable for investments purchased	$745
Payable for fund shares redeemed	12,876
Accrued management fee	22,639
Distribution and service plan fees payable	1,504
Other affiliated payables	22,639
Other payables and accrued expenses	13
Collateral on securities loaned	3,648,631
Total liabilities		3,709,047
Net Assets		$472,597,197
Net Assets consist of:
Paid in capital		$362,917,980
Total accumulated earnings (loss)		109,679,217
Net Assets		$472,597,197
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($464,373,771 ÷ 28,744,903 shares)		$16.15
Service Class:
Net Asset Value, offering price and redemption price per share ($398,838 ÷ 24,705 shares)		$16.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,824,588 ÷ 485,620 shares)		$16.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$2,436,491
Interest		162
Income from Fidelity Central Funds (including $7,380 from security lending)		10,459
Total income		2,447,112
Expenses
Management fee	$110,518
Transfer agent fees	110,518
Distribution and service plan fees	7,646
Independent trustees' fees and expenses	552
Total expenses before reductions	229,234
Expense reductions	(5)
Total expenses after reductions		229,229
Net investment income (loss)		2,217,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,854)
Fidelity Central Funds	(42)
Foreign currency transactions	278
Futures contracts	1,673,027
Total net realized gain (loss)		1,587,409
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	47,788,699
Assets and liabilities in foreign currencies	(251)
Futures contracts	132,743
Total change in net unrealized appreciation (depreciation)		47,921,191
Net gain (loss)		49,508,600
Net increase (decrease) in net assets resulting from operations		$51,726,483

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,217,883	$3,038,903
Net realized gain (loss)	1,587,409	(1,527,149)
Change in net unrealized appreciation (depreciation)	47,921,191	40,656,238
Net increase (decrease) in net assets resulting from operations	51,726,483	42,167,992
Distributions to shareholders	(406,517)	(3,472,123)
Share transactions - net increase (decrease)	157,270,670	49,828,668
Total increase (decrease) in net assets	208,590,636	88,524,537
Net Assets
Beginning of period	264,006,561	175,482,024
End of period	$472,597,197	$264,006,561

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.19	.20	.13
Net realized and unrealized gain (loss)	2.01	2.21	2.63	(.81)
Total from investment operations	2.10	2.40	2.83	(.68)
Distributions from net investment income	–	(.18)	(.17)	(.08)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.01)
Total distributions	(.02)	(.19)C	(.20)	(.09)
Net asset value, end of period	$16.15	$14.07	$11.86	$9.23
Total ReturnD,E,F	14.94%	20.30%	30.70%	(6.76)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%I	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.12%I	.12%	.12%	.12%I
Expenses net of all reductions	.12%I	.12%	.12%	.12%I
Net investment income (loss)	1.20%I	1.57%	1.80%	1.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$464,374	$259,544	$173,833	$81,855
Portfolio turnover rateJ	4%I	9%	4%	4%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$11.86	$10.73
Income from Investment Operations
Net investment income (loss)B	.08	.17	.13
Net realized and unrealized gain (loss)	2.01	2.22	1.19
Total from investment operations	2.09	2.39	1.32
Distributions from net investment income	–	(.17)	(.16)
Distributions from net realized gain	(.02)	(.02)	(.03)
Total distributions	(.02)	(.18)C	(.19)
Net asset value, end of period	$16.14	$14.07	$11.86
Total ReturnD,E,F	14.87%	20.20%	12.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.22%I	.22%	.22%I
Expenses net of fee waivers, if any	.22%I	.22%	.22%I
Expenses net of all reductions	.22%I	.22%	.22%I
Net investment income (loss)	1.10%I	1.47%	1.68%I
Supplemental Data
Net assets, end of period (000 omitted)	$399	$347	$111
Portfolio turnover rateJ	4%I	9%	4%I

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.05	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.17	.12
Net realized and unrealized gain (loss)	2.01	2.21	2.64	(.82)
Total from investment operations	2.08	2.37	2.81	(.70)
Distributions from net investment income	–	(.16)	(.14)	(.06)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.01)
Total distributions	(.02)	(.18)	(.18)C	(.07)
Net asset value, end of period	$16.11	$14.05	$11.86	$9.23
Total ReturnD,E,F	14.82%	19.98%	30.44%	(6.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%I	.37%	.37%	.37%I
Expenses net of fee waivers, if any	.37%I	.37%	.37%	.37%I
Expenses net of all reductions	.37%I	.37%	.37%	.37%I
Net investment income (loss)	.95%I	1.32%	1.55%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,825	$4,116	$1,538	$923
Portfolio turnover rateJ	4%I	9%	4%	4%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	0.3
Devon Energy Corp.	0.3
Diamondback Energy, Inc.	0.3
L Brands, Inc.	0.3
Textron, Inc.	0.2
Molina Healthcare, Inc.	0.2
UDR, Inc.	0.2
Snowflake Computing, Inc.	0.2
XPO Logistics, Inc.	0.2
WestRock Co.	0.2
2.4

Top Market Sectors as of June 30, 2021

% of fund's net assets
Industrials	15.5
Financials	15.1
Consumer Discretionary	13.2
Health Care	12.7
Information Technology	12.7
Real Estate	8.1
Materials	5.1
Communication Services	3.9
Consumer Staples	3.3
Energy	3.2

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.1%

VIP Extended Market Index Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	1,126	$3,750
Anterix, Inc. (a)	371	22,256
ATN International, Inc.	349	15,876
Bandwidth, Inc. (a)	697	96,130
Cincinnati Bell, Inc. (a)	1,524	23,500
Cogent Communications Group, Inc.	1,293	99,419
Consolidated Communications Holdings, Inc. (a)	2,269	19,945
Globalstar, Inc. (a)	18,507	32,942
IDT Corp. Class B (a)	554	20,476
Iridium Communications, Inc. (a)	3,619	144,724
Liberty Global PLC:
Class A (a)	4,138	112,388
Class C (a)	11,088	299,820
Liberty Latin America Ltd.:
Class A (a)	571	7,914
Class C (a)	5,591	78,833
Lumen Technologies, Inc.	30,216	410,635
Ooma, Inc. (a)	682	12,863
ORBCOMM, Inc. (a)	2,503	28,134
Radius Global Infrastructure, Inc. (a)	1,841	26,695
Vonage Holdings Corp. (a)	7,152	103,060
		1,559,360
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	11,568	655,622
Cinemark Holdings, Inc. (a)(b)	3,249	71,316
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,608	53,986
Class B (a)	2,807	51,368
Live Nation Entertainment, Inc. (a)	4,388	384,345
LiveXLive Media, Inc. (a)(b)	1,556	7,344
Madison Square Garden Entertainment Corp. (a)	545	45,764
Madison Square Garden Sports Corp. (a)	531	91,635
Marcus Corp. (a)(b)	741	15,717
Playtika Holding Corp.	2,132	50,827
Sciplay Corp. (A Shares) (a)	757	12,831
Warner Music Group Corp. Class A	2,723	98,137
World Wrestling Entertainment, Inc. Class A (b)	1,432	82,898
Zynga, Inc. (a)	30,782	327,213
		1,949,003
Interactive Media & Services - 0.3%
ANGI Homeservices, Inc. Class A (a)	2,356	31,853
Bumble, Inc. (b)	1,532	88,243
CarGurus, Inc. Class A (a)	2,723	71,424
Cars.com, Inc. (a)	2,072	29,692
Eventbrite, Inc. (a)	2,155	40,945
EverQuote, Inc. Class A (a)	307	10,033
Liberty TripAdvisor Holdings, Inc. (a)	2,025	8,242
MediaAlpha, Inc. Class A	532	22,397
QuinStreet, Inc. (a)	1,547	28,743
TripAdvisor, Inc. (a)	2,930	118,079
TrueCar, Inc. (a)	2,773	15,667
Yelp, Inc. (a)	2,163	86,433
Zoominfo Technologies, Inc.	2,866	149,519
		701,270
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	7,469	254,992
AMC Networks, Inc. Class A (a)	905	60,454
Audacy, Inc. Class A (a)	3,464	14,930
Boston Omaha Corp. (a)(b)	465	14,745
Cable One, Inc.	166	317,526
Cardlytics, Inc. (a)	959	121,726
Cbdmd, Inc. (a)	927	2,688
Clear Channel Outdoor Holdings, Inc. (a)	14,039	37,063
DISH Network Corp. Class A (a)	7,581	316,886
E.W. Scripps Co. Class A	1,741	35,499
Fluent, Inc. (a)	1,075	3,150
Gannett Co., Inc. (a)	4,202	23,069
Gray Television, Inc.	2,657	62,174
iHeartMedia, Inc. (a)	3,403	91,643
Interpublic Group of Companies, Inc.	11,960	388,580
John Wiley & Sons, Inc. Class A	1,343	80,822
Loral Space & Communications Ltd.	428	16,628
Magnite, Inc. (a)	3,539	119,760
Meredith Corp. (a)	1,264	54,908
MSG Network, Inc. Class A (a)	1,363	19,873
National CineMedia, Inc.	1,721	8,725
News Corp.:
Class A	12,170	313,621
Class B	3,504	85,322
Nexstar Broadcasting Group, Inc. Class A	1,330	196,680
Scholastic Corp.	908	34,404
Sinclair Broadcast Group, Inc. Class A (b)	1,441	47,870
Sirius XM Holdings, Inc. (b)	35,439	231,771
TechTarget, Inc. (a)	727	56,335
Tegna, Inc.	6,723	126,123
The New York Times Co. Class A	4,448	193,710
WideOpenWest, Inc. (a)	1,627	33,695
		3,365,372
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	1,576	17,935
NII Holdings, Inc. (a)(c)	1,280	2,778
Shenandoah Telecommunications Co.	1,512	73,347
Telephone & Data Systems, Inc.	3,011	68,229
U.S. Cellular Corp. (a)	483	17,538
		179,827

TOTAL COMMUNICATION SERVICES		7,754,832

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.2%
Adient PLC (a)	2,890	130,628
American Axle & Manufacturing Holdings, Inc. (a)	3,419	35,387
Autoliv, Inc.	2,405	235,113
BorgWarner, Inc.	7,321	355,361
Cooper-Standard Holding, Inc. (a)	491	14,239
Dana, Inc.	4,433	105,328
Dorman Products, Inc. (a)	879	91,126
Fox Factory Holding Corp.(a)	1,282	199,556
Gentex Corp.	7,470	247,182
Gentherm, Inc. (a)	1,001	71,121
LCI Industries	771	101,325
Lear Corp.	1,675	293,594
Modine Manufacturing Co. (a)	1,493	24,769
Motorcar Parts of America, Inc. (a)	607	13,621
Patrick Industries, Inc.	663	48,399
Standard Motor Products, Inc.	595	25,793
Stoneridge, Inc. (a)	835	24,633
Tenneco, Inc. (a)	1,550	29,946
The Goodyear Tire & Rubber Co. (a)	8,536	146,392
Veoneer, Inc. (a)(b)	2,835	65,347
Visteon Corp. (a)	858	103,767
XPEL, Inc. (a)	500	41,935
		2,404,562
Automobiles - 0.3%
Harley-Davidson, Inc.	4,692	214,987
Thor Industries, Inc.	1,697	191,761
Winnebago Industries, Inc.	1,041	70,746
Workhorse Group, Inc. (a)(b)	3,328	55,212
		532,706
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,388	62,474
Funko, Inc. (a)	684	14,556
LKQ Corp. (a)	8,529	419,797
		496,827
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	1,537	54,779
American Public Education, Inc. (a)	595	16,862
Aspen Group, Inc./Co. (a)	498	3,247
Bright Horizons Family Solutions, Inc. (a)	1,863	274,066
Carriage Services, Inc.	495	18,300
Frontdoor, Inc. (a)	2,618	130,429
Graham Holdings Co.	124	78,604
Grand Canyon Education, Inc. (a)	1,438	129,377
H&R Block, Inc.	5,613	131,793
Houghton Mifflin Harcourt Co. (a)	3,782	41,753
Laureate Education, Inc. Class A (a)	2,938	42,630
OneSpaWorld Holdings Ltd. (a)(b)	1,636	15,853
Perdoceo Education Corp. (a)	2,168	26,601
Regis Corp. (a)(b)	695	6,505
Service Corp. International	5,194	278,346
Strategic Education, Inc.	745	56,665
Stride, Inc. (a)	1,281	41,159
Terminix Global Holdings, Inc. (a)	4,035	192,510
Vivint Smart Home, Inc. Class A (a)	1,445	19,074
WW International, Inc. (a)	1,435	51,861
Xpresspa Group, Inc. (a)(b)	2,510	3,865
Zovio, Inc. (a)	698	1,808
		1,616,087
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment, Inc. (a)	1,720	20,416
Airbnb, Inc. Class A	2,256	345,484
ARAMARK Holdings Corp.	7,767	289,321
Bally's Corp. (a)	893	48,320
BJ's Restaurants, Inc. (a)	722	35,479
Bloomin' Brands, Inc. (a)	2,480	67,307
Boyd Gaming Corp. (a)	2,464	151,511
Brinker International, Inc. (a)	1,399	86,528
Carrols Restaurant Group, Inc. (a)	928	5,577
Century Casinos, Inc. (a)	779	10,462
Choice Hotels International, Inc.	880	104,597
Churchill Downs, Inc.	1,061	210,354
Chuy's Holdings, Inc. (a)	626	23,325
Cracker Barrel Old Country Store, Inc.	729	108,227
Dave & Buster's Entertainment, Inc. (a)	1,469	59,641
Del Taco Restaurants, Inc.	1,035	10,360
Denny's Corp. (a)	1,933	31,875
Dine Brands Global, Inc. (a)	504	44,982
Drive Shack, Inc. (a)	2,650	8,772
El Pollo Loco Holdings, Inc. (a)	523	9,566
Everi Holdings, Inc. (a)	2,584	64,445
Fiesta Restaurant Group, Inc. (a)	481	6,460
Golden Entertainment, Inc. (a)	591	26,477
Hilton Grand Vacations, Inc. (a)	2,584	106,952
Hyatt Hotels Corp. Class A (a)	1,084	84,162
Jack in the Box, Inc.	697	77,674
Lindblad Expeditions Holdings (a)	966	15,466
Marriott Vacations Worldwide Corp. (a)	1,261	200,877
Monarch Casino & Resort, Inc. (a)	405	26,799
Noodles & Co. (a)	974	12,156
Norwegian Cruise Line Holdings Ltd. (a)(b)	11,112	326,804
Papa John's International, Inc.	1,008	105,276
Planet Fitness, Inc. (a)	2,536	190,834
Playa Hotels & Resorts NV (a)	2,950	21,919
PlayAGS, Inc. (a)	1,205	11,930
RCI Hospitality Holdings, Inc.	259	17,146
Red Robin Gourmet Burgers, Inc. (a)	451	14,933
Red Rock Resorts, Inc. (a)	2,003	85,128
Ruth's Hospitality Group, Inc. (a)	1,021	23,514
Scientific Games Corp. Class A (a)	1,736	134,436
SeaWorld Entertainment, Inc. (a)	1,560	77,906
Shake Shack, Inc. Class A (a)	1,112	119,006
Six Flags Entertainment Corp. (a)	2,319	100,366
Texas Roadhouse, Inc. Class A	2,009	193,266
The Cheesecake Factory, Inc. (a)	1,392	75,419
Travel+Leisure Co.	2,624	155,997
Vail Resorts, Inc. (a)	1,233	390,269
Wendy's Co.	5,500	128,810
Wingstop, Inc.	914	144,074
Wyndham Hotels & Resorts, Inc.	2,845	205,665
Wynn Resorts Ltd. (a)	3,215	393,195
		5,209,465
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	282	6,867
Beazer Homes U.S.A., Inc. (a)	948	18,287
Casper Sleep, Inc. (a)	855	7,045
Cavco Industries, Inc. (a)	262	58,214
Century Communities, Inc.	898	59,753
Ethan Allen Interiors, Inc.	652	17,995
Flexsteel Industries, Inc. (b)	209	8,442
GoPro, Inc. Class A (a)(b)	3,762	43,827
Green Brick Partners, Inc. (a)	1,492	33,928
Helen of Troy Ltd. (a)	747	170,406
Hooker Furniture Corp.	342	11,847
Hovnanian Enterprises, Inc. Class A (a)	145	15,412
Installed Building Products, Inc.	691	84,551
iRobot Corp. (a)(b)	865	80,782
KB Home	2,725	110,962
La-Z-Boy, Inc.	1,391	51,523
Leggett & Platt, Inc.	4,068	210,763
LGI Homes, Inc. (a)	669	108,338
Lovesac (a)	327	26,091
M.D.C. Holdings, Inc.	1,705	86,273
M/I Homes, Inc. (a)	903	52,979
Meritage Homes Corp. (a)	1,139	107,157
Mohawk Industries, Inc. (a)	1,806	347,095
Newell Brands, Inc.	11,539	316,976
Purple Innovation, Inc. (a)	1,812	47,855
Skyline Champion Corp. (a)	1,614	86,026
Sonos, Inc. (a)	2,897	102,061
Taylor Morrison Home Corp. (a)	3,946	104,253
Tempur Sealy International, Inc.	5,843	228,987
Toll Brothers, Inc.	3,429	198,230
TopBuild Corp. (a)	1,012	200,153
TRI Pointe Homes, Inc. (a)	3,651	78,241
Tupperware Brands Corp. (a)	1,479	35,126
Turtle Beach Corp. (a)	500	15,960
Universal Electronics, Inc. (a)	437	21,195
VOXX International Corp. (a)	443	6,206
Vuzix Corp. (a)(b)	1,444	26,497
Whirlpool Corp.	1,922	419,034
ZAGG, Inc. rights (a)(c)	548	49
		3,605,386
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	806	25,687
Blue Apron Holdings, Inc. Class A (a)	341	1,459
CarParts.com, Inc. (a)(b)	1,059	21,561
Chewy, Inc. (a)(b)	2,337	186,282
Duluth Holdings, Inc. (a)(b)	340	7,021
Groupon, Inc. (a)	686	29,608
Lands' End, Inc. (a)	476	19,540
Liquidity Services, Inc. (a)	797	20,284
Overstock.com, Inc. (a)	1,303	120,137
PetMed Express, Inc. (b)	648	20,639
Quotient Technology, Inc. (a)	2,382	25,749
Qurate Retail, Inc. Series A	11,665	152,695
Revolve Group, Inc. (a)	1,007	69,382
Shutterstock, Inc.	689	67,639
Stamps.com, Inc. (a)	564	112,964
Stitch Fix, Inc. (a)	1,811	109,203
The RealReal, Inc. (a)	1,887	37,287
Waitr Holdings, Inc. (a)	3,015	5,367
		1,032,504
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,034	51,080
American Outdoor Brands, Inc. (a)	392	13,775
Brunswick Corp.	2,386	237,693
Callaway Golf Co.	2,880	97,142
Clarus Corp.	704	18,086
Johnson Outdoors, Inc. Class A	229	27,709
Malibu Boats, Inc. Class A (a)	636	46,638
MasterCraft Boat Holdings, Inc. (a)	582	15,301
Mattel, Inc. (a)	10,656	214,186
Nautilus, Inc. (a)(b)	958	16,142
Polaris, Inc.	1,784	244,337
Smith & Wesson Brands, Inc.	1,619	56,179
Sturm, Ruger & Co., Inc.	537	48,319
Vista Outdoor, Inc. (a)	1,799	83,258
YETI Holdings, Inc. (a)	2,297	210,911
		1,380,756
Multiline Retail - 0.4%
Big Lots, Inc.	1,022	67,462
Dillard's, Inc. Class A (b)	223	40,336
Franchise Group, Inc.	835	29,450
Kohl's Corp.	4,827	266,016
Macy's, Inc. (a)	9,502	180,158
Nordstrom, Inc. (a)	3,306	120,900
Ollie's Bargain Outlet Holdings, Inc. (a)	1,748	147,059
		851,381
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	1,927	89,471
Academy Sports & Outdoors, Inc.	1,222	50,395
Advance Auto Parts, Inc.	2,008	411,921
America's Car Mart, Inc. (a)	183	25,935
American Eagle Outfitters, Inc. (b)	4,580	171,887
Asbury Automotive Group, Inc. (a)	594	101,794
At Home Group, Inc. (a)	1,686	62,112
AutoNation, Inc. (a)	1,690	160,229
Barnes & Noble Education, Inc. (a)	849	6,121
Bed Bath & Beyond, Inc. (a)(b)	3,724	123,972
Big 5 Sporting Goods Corp. (b)	666	17,103
Blink Charging Co. (a)(b)	935	38,494
Boot Barn Holdings, Inc. (a)	902	75,813
Caleres, Inc.	1,165	31,793
Camping World Holdings, Inc. (b)	1,129	46,278
Chico's FAS, Inc. (a)	3,814	25,096
Citi Trends, Inc. (a)	300	26,100
Conn's, Inc. (a)	576	14,688
Designer Brands, Inc. Class A (a)	1,772	29,327
Dick's Sporting Goods, Inc.	2,013	201,682
Five Below, Inc. (a)	1,713	331,072
Floor & Decor Holdings, Inc. Class A (a)	3,201	338,346
Foot Locker, Inc.	3,193	196,785
GameStop Corp. Class A (a)(b)	1,676	358,899
Gap, Inc.	6,296	211,860
Genesco, Inc. (a)	422	26,873
Group 1 Automotive, Inc.	525	81,076
GrowGeneration Corp. (a)	1,450	69,745
Guess?, Inc.	1,140	30,096
Haverty Furniture Companies, Inc. (b)	491	20,995
Hibbett, Inc.	505	45,263
L Brands, Inc.	7,149	515,157
Leslie's, Inc.	2,860	78,621
Lithia Motors, Inc. Class A (sub. vtg.)	912	313,400
Lumber Liquidators Holdings, Inc. (a)	913	19,264
MarineMax, Inc. (a)	668	32,558
Monro, Inc.	1,010	64,145
Murphy U.S.A., Inc.	779	103,895
National Vision Holdings, Inc. (a)	2,481	126,854
OneWater Marine, Inc. Class A	324	13,618
Party City Holdco, Inc. (a)	3,443	32,123
Penske Automotive Group, Inc.	988	74,584
Rent-A-Center, Inc.	1,503	79,764
RH (a)	500	339,500
Sally Beauty Holdings, Inc. (a)	3,476	76,715
Shoe Carnival, Inc.	252	18,041
Signet Jewelers Ltd.	1,603	129,506
Sleep Number Corp. (a)	780	85,761
Sonic Automotive, Inc. Class A (sub. vtg.)	715	31,989
Sportsman's Warehouse Holdings, Inc. (a)	1,354	24,061
The Aaron's Co., Inc.	1,041	33,302
The Buckle, Inc.	861	42,835
The Cato Corp. Class A (sub. vtg.)	638	10,763
The Children's Place Retail Stores, Inc. (a)	448	41,691
The ODP Corp. (a)	1,640	78,736
Tilly's, Inc.	628	10,035
TravelCenters of America LLC (a)(b)	406	11,871
Urban Outfitters, Inc. (a)	2,107	86,851
Vroom, Inc. (b)	1,100	46,046
Williams-Sonoma, Inc.	2,346	374,539
Winmark Corp.	91	17,479
Zumiez, Inc. (a)	653	31,990
		6,366,915
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	4,625	264,504
Carter's, Inc.	1,350	139,280
Columbia Sportswear Co.	938	92,262
Crocs, Inc. (a)	2,006	233,739
Deckers Outdoor Corp. (a)	865	332,221
Fossil Group, Inc. (a)	1,383	19,749
G-III Apparel Group Ltd. (a)(b)	1,337	43,934
Hanesbrands, Inc.	10,679	199,377
Kontoor Brands, Inc.	1,437	81,061
Lakeland Industries, Inc. (a)	248	5,538
Levi Strauss & Co. Class A	2,366	65,586
Movado Group, Inc.	507	15,955
Oxford Industries, Inc. (b)	508	50,211
PVH Corp. (a)	2,176	234,116
Ralph Lauren Corp.	1,478	174,123
Samsonite International SA (a)(d)	40,800	83,447
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,192	208,887
Steven Madden Ltd.	2,374	103,886
Superior Group of Companies, Inc.	283	6,767
Tapestry, Inc. (a)	8,502	369,667
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,590	139,379
Class C (non-vtg.) (a)	5,000	92,850
Unifi, Inc. (a)	441	10,743
Vera Bradley, Inc. (a)	608	7,533
Wolverine World Wide, Inc.	2,528	85,042
		3,059,857

TOTAL CONSUMER DISCRETIONARY		26,556,446

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	282	287,866
Celsius Holdings, Inc. (a)	1,012	77,003
Coca-Cola Bottling Co. Consolidated	142	57,102
MGP Ingredients, Inc. (b)	413	27,935
Molson Coors Beverage Co. Class B (a)	5,761	309,308
National Beverage Corp. (b)	697	32,919
Newage, Inc. (a)(b)	3,297	7,352
		799,485
Food & Staples Retailing - 0.7%
Andersons, Inc.	957	29,217
BJ's Wholesale Club Holdings, Inc. (a)	4,205	200,074
Casey's General Stores, Inc.	1,134	220,722
Chefs' Warehouse Holdings (a)	964	30,684
Grocery Outlet Holding Corp. (a)	2,657	92,092
Ingles Markets, Inc. Class A	447	26,047
Natural Grocers by Vitamin Cottage, Inc.	391	4,199
Performance Food Group Co. (a)	4,098	198,712
PriceSmart, Inc.	713	64,890
Rite Aid Corp. (a)(b)	1,669	27,205
SpartanNash Co.	1,131	21,840
Sprouts Farmers Market LLC (a)	3,614	89,808
U.S. Foods Holding Corp. (a)	6,764	259,467
United Natural Foods, Inc. (a)	1,734	64,123
Weis Markets, Inc. (b)	504	26,037
		1,355,117
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	1,993	65,370
Beyond Meat, Inc. (a)(b)	1,523	239,857
Bunge Ltd.	4,292	335,420
Cal-Maine Foods, Inc. (a)	1,160	42,004
Calavo Growers, Inc.	516	32,725
Campbell Soup Co.	6,220	283,570
Darling Ingredients, Inc. (a)	4,983	336,353
Flowers Foods, Inc.	6,027	145,853
Fresh Del Monte Produce, Inc.	941	30,940
Freshpet, Inc. (a)	1,324	215,759
Hostess Brands, Inc. Class A (a)(b)	4,022	65,116
Ingredion, Inc.	2,053	185,797
J&J Snack Foods Corp.	464	80,926
John B. Sanfilippo & Son, Inc.	265	23,471
Laird Superfood, Inc.	87	2,599
Lamb Weston Holdings, Inc.	4,479	361,276
Lancaster Colony Corp.	602	116,493
Landec Corp. (a)	763	8,584
Pilgrim's Pride Corp. (a)	1,471	32,627
Post Holdings, Inc. (a)	1,829	198,392
Sanderson Farms, Inc.	611	114,850
Seaboard Corp.	8	30,950
Seneca Foods Corp. Class A (a)	187	9,552
The Hain Celestial Group, Inc. (a)	2,518	101,022
The Simply Good Foods Co. (a)	2,585	94,378
Tootsie Roll Industries, Inc. (b)	526	17,837
TreeHouse Foods, Inc. (a)	1,714	76,307
Vital Farms, Inc. (a)(b)	442	8,822
Whole Earth Brands, Inc. Class A (a)	863	12,514
		3,269,364
Household Products - 0.2%
Central Garden & Pet Co. (a)	372	19,690
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,113	53,758
Energizer Holdings, Inc.	1,785	76,719
Reynolds Consumer Products, Inc.	1,665	50,533
Spectrum Brands Holdings, Inc.	1,168	99,327
WD-40 Co.	421	107,898
		407,925
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	1,238	38,799
Coty, Inc. Class A (a)	8,684	81,109
Edgewell Personal Care Co.	1,679	73,708
elf Beauty, Inc. (a)	1,183	32,107
Herbalife Nutrition Ltd. (a)	2,667	140,631
Inter Parfums, Inc.	536	38,592
MediFast, Inc.	362	102,439
Nu Skin Enterprises, Inc. Class A	1,557	88,204
USANA Health Sciences, Inc. (a)	366	37,489
Veru, Inc. (a)	1,909	15,406
		648,484
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	4,437	20,543
Turning Point Brands, Inc.	363	16,615
Universal Corp.	742	42,272
Vector Group Ltd.	3,880	54,863
		134,293

TOTAL CONSUMER STAPLES		6,614,668

ENERGY - 3.2%
Energy Equipment & Services - 0.6%
Archrock, Inc.	3,863	34,419
Aspen Aerogels, Inc. (a)	828	24,774
Bristow Group, Inc. (a)	697	17,850
Cactus, Inc.	1,644	60,368
Championx Corp. (a)	5,711	146,487
Core Laboratories NV (b)	1,372	53,439
DMC Global, Inc. (a)	479	26,925
Dril-Quip, Inc. (a)	1,065	36,029
Frank's International NV (a)	3,624	10,981
Helix Energy Solutions Group, Inc. (a)	4,367	24,936
Helmerich & Payne, Inc.	3,324	108,462
Liberty Oilfield Services, Inc. Class A (a)	2,482	35,145
Nabors Industries Ltd. (a)	198	22,620
Newpark Resources, Inc. (a)	2,574	8,906
Nextier Oilfield Solutions, Inc. (a)	5,048	24,028
NOV, Inc. (a)	11,884	182,063
Oceaneering International, Inc. (a)	2,995	46,632
Oil States International, Inc. (a)	1,924	15,103
Patterson-UTI Energy, Inc.	5,668	56,340
ProPetro Holding Corp. (a)	2,568	23,523
RPC, Inc. (a)	1,912	9,464
Select Energy Services, Inc. Class A (a)	2,014	12,165
Solaris Oilfield Infrastructure, Inc. Class A	1,000	9,740
Technip Energies NV ADR (a)	3,457	47,153
TechnipFMC PLC (a)	12,953	117,225
TETRA Technologies, Inc. (a)	3,616	15,693
Tidewater, Inc. (a)	1,265	15,243
Transocean Ltd. (United States) (a)(b)	17,800	80,456
U.S. Silica Holdings, Inc. (a)	2,317	26,785
		1,292,954
Oil, Gas & Consumable Fuels - 2.6%
Alto Ingredients, Inc. (a)(b)	1,806	11,035
Antero Resources Corp. (a)	8,480	127,454
APA Corp.	11,567	250,194
Arch Resources, Inc. (a)	476	27,122
Berry Corp.	2,125	14,280
Bonanza Creek Energy, Inc.	580	27,301
Brigham Minerals, Inc. Class A	1,103	23,483
Cabot Oil & Gas Corp. (b)	12,257	214,007
Callon Petroleum Co. (a)(b)	1,426	82,266
Centennial Resource Development, Inc. Class A (a)(b)	5,612	38,049
Cimarex Energy Co.	3,148	228,073
Clean Energy Fuels Corp. (a)(b)	3,563	36,164
CNX Resources Corp. (a)	6,725	91,864
Comstock Resources, Inc. (a)(b)	1,653	11,026
CONSOL Energy, Inc. (a)	946	17,473
Contango Oil & Gas Co. (a)(b)	4,003	17,293
Continental Resources, Inc. (b)	1,919	72,980
CVR Energy, Inc. (a)	846	15,194
Delek U.S. Holdings, Inc.	1,985	42,916
Denbury, Inc. (a)	1,534	117,781
Devon Energy Corp.	18,134	529,331
Diamond S Shipping, Inc. (a)	729	7,261
Diamondback Energy, Inc.	5,536	519,775
EQT Corp. (a)	8,537	190,034
Equitrans Midstream Corp.	12,487	106,264
Green Plains, Inc. (a)	1,276	42,899
HollyFrontier Corp.	4,576	150,550
International Seaways, Inc.	845	16,207
Kosmos Energy Ltd. (a)	12,331	42,665
Laredo Petroleum, Inc. (a)	264	24,497
Magnolia Oil & Gas Corp. Class A (a)	4,122	64,427
Marathon Oil Corp.	24,165	329,127
Matador Resources Co.	3,362	121,066
Murphy Oil Corp.	4,434	103,224
National Energy Services Reunited Corp. (a)	997	14,207
Northern Oil & Gas, Inc. (b)	1,457	30,262
Ovintiv, Inc.	7,951	250,218
Par Pacific Holdings, Inc. (a)	1,166	19,612
PBF Energy, Inc. Class A (a)	2,883	44,110
PDC Energy, Inc.	3,052	139,751
Peabody Energy Corp. (a)(b)	2,128	16,875
Penn Virginia Corp. (a)	512	12,088
Range Resources Corp. (a)	7,917	132,689
Renewable Energy Group, Inc. (a)	1,366	85,156
Rex American Resources Corp. (a)	153	13,798
SM Energy Co.	3,306	81,427
Southwestern Energy Co. (a)	19,820	112,379
Talos Energy, Inc. (a)	920	14,389
Targa Resources Corp.	6,991	310,750
Teekay Corp. (a)(b)	3,131	11,647
Teekay Tankers Ltd. (a)	697	10,051
Tellurian, Inc. (a)	6,659	30,964
Uranium Energy Corp. (a)(b)	6,294	16,742
W&T Offshore, Inc. (a)(b)	2,672	12,959
World Fuel Services Corp.	1,923	61,017
		5,134,373

TOTAL ENERGY		6,427,327

FINANCIALS - 15.1%
Banks - 5.6%
1st Source Corp.	519	24,113
Allegiance Bancshares, Inc.	538	20,681
Ameris Bancorp	2,124	107,538
Associated Banc-Corp.	4,682	95,887
Atlantic Union Bankshares Corp.	2,425	87,834
Banc of California, Inc.	1,422	24,942
BancFirst Corp.	579	36,147
Bancorp, Inc., Delaware (a)	1,592	36,632
BancorpSouth Bank	2,928	82,950
Bank of Hawaii Corp.	1,231	103,675
Bank OZK	3,702	156,076
BankUnited, Inc.	2,860	122,093
Banner Corp.	1,072	58,113
Berkshire Hills Bancorp, Inc.	1,566	42,924
BOK Financial Corp.	936	81,058
Boston Private Financial Holdings, Inc.	2,510	37,023
Brookline Bancorp, Inc., Delaware	2,406	35,970
Bryn Mawr Bank Corp.	627	26,453
Cadence Bancorp Class A	3,846	80,304
Camden National Corp.	461	22,017
Cathay General Bancorp	2,297	90,410
Central Pacific Financial Corp.	876	22,829
CIT Group, Inc.	3,016	155,595
City Holding Co.	486	36,567
Columbia Banking Systems, Inc.	2,201	84,871
Comerica, Inc.	4,262	304,051
Commerce Bancshares, Inc.	3,227	240,605
Community Bank System, Inc.	1,650	124,823
Community Trust Bancorp, Inc.	479	19,342
ConnectOne Bancorp, Inc.	1,052	27,531
CrossFirst Bankshares, Inc. (a)	1,406	19,333
Cullen/Frost Bankers, Inc.	1,722	192,864
Customers Bancorp, Inc. (a)	873	34,038
CVB Financial Corp.	3,917	80,651
Dime Community Bancshares, Inc.	1,070	35,973
Eagle Bancorp, Inc.	972	54,510
East West Bancorp, Inc.	4,338	310,991
Eastern Bankshares, Inc.	5,690	117,043
Enterprise Financial Services Corp.	966	44,813
FB Financial Corp.	976	36,424
First Bancorp, North Carolina	881	36,042
First Bancorp, Puerto Rico	6,714	80,031
First Bancshares, Inc.	659	24,666
First Busey Corp.	1,531	37,754
First Citizens Bancshares, Inc.	221	184,036
First Commonwealth Financial Corp.	2,948	41,478
First Financial Bancorp, Ohio	3,004	70,985
First Financial Bankshares, Inc.	4,362	214,305
First Financial Corp., Indiana	341	13,920
First Foundation, Inc.	1,211	27,260
First Hawaiian, Inc.	3,997	113,275
First Horizon National Corp.	17,017	294,054
First Interstate Bancsystem, Inc.	1,046	43,754
First Merchants Corp.	1,651	68,797
First Midwest Bancorp, Inc., Delaware	3,488	69,167
Flushing Financial Corp.	910	19,501
FNB Corp., Pennsylvania	9,831	121,216
Fulton Financial Corp.	4,993	78,790
German American Bancorp, Inc.	764	28,421
Glacier Bancorp, Inc.	2,929	161,329
Great Southern Bancorp, Inc.	326	17,571
Great Western Bancorp, Inc.	1,651	54,136
Hancock Whitney Corp.	2,655	117,988
Hanmi Financial Corp.	959	18,279
HarborOne Bancorp, Inc.	1,781	25,540
Heartland Financial U.S.A., Inc.	1,185	55,683
Heritage Commerce Corp.	1,871	20,824
Heritage Financial Corp., Washington	1,117	27,947
Hilltop Holdings, Inc.	1,990	72,436
Home Bancshares, Inc.	4,657	114,935
Hope Bancorp, Inc.	3,754	53,232
Horizon Bancorp, Inc. Indiana	1,200	20,916
Independent Bank Corp.	687	14,915
Independent Bank Corp., Massachusetts	1,018	76,859
Independent Bank Group, Inc.	1,128	83,449
International Bancshares Corp.	1,713	73,556
Investors Bancorp, Inc.	6,869	97,952
Lakeland Bancorp, Inc.	1,498	26,185
Lakeland Financial Corp.	792	48,819
Live Oak Bancshares, Inc.	937	55,283
Midland States Bancorp, Inc.	640	16,813
National Bank Holdings Corp.	939	35,438
NBT Bancorp, Inc.	1,331	47,876
Nicolet Bankshares, Inc. (a)	268	18,851
OceanFirst Financial Corp.	1,849	38,533
OFG Bancorp	1,592	35,215
Old National Bancorp, Indiana	5,063	89,159
Origin Bancorp, Inc.	676	28,703
Pacific Premier Bancorp, Inc.	2,895	122,430
PacWest Bancorp	3,571	146,982
Park National Corp.	432	50,725
Peoples Bancorp, Inc.	508	15,047
Peoples United Financial, Inc.	13,024	223,231
Pinnacle Financial Partners, Inc.	2,330	205,716
Popular, Inc.	2,580	193,629
Preferred Bank, Los Angeles	424	26,826
Prosperity Bancshares, Inc.	2,845	204,271
QCR Holdings, Inc.	430	20,679
Renasant Corp.	1,706	68,240
S&T Bancorp, Inc.	1,211	37,904
Sandy Spring Bancorp, Inc.	1,426	62,929
Seacoast Banking Corp., Florida	1,683	57,474
ServisFirst Bancshares, Inc.	1,440	97,891
Signature Bank	1,747	429,151
Silvergate Capital Corp. (a)	581	65,839
Simmons First National Corp. Class A	3,316	97,291
South State Corp.	2,179	178,155
Southside Bancshares, Inc.	943	36,051
Sterling Bancorp	5,935	147,129
Stock Yards Bancorp, Inc.	647	32,926
Synovus Financial Corp.	4,555	199,873
Texas Capital Bancshares, Inc. (a)	1,553	98,600
Tompkins Financial Corp.	362	28,077
TowneBank	1,954	59,441
Trico Bancshares	848	36,108
TriState Capital Holdings, Inc. (a)	887	18,086
Triumph Bancorp, Inc. (a)	708	52,569
Trustmark Corp.	1,932	59,506
UMB Financial Corp.	1,329	123,677
Umpqua Holdings Corp.	6,679	123,228
United Bankshares, Inc., West Virginia	3,961	144,577
United Community Bank, Inc.	2,667	85,371
Univest Corp. of Pennsylvania	910	23,997
Valley National Bancorp	12,425	166,868
Veritex Holdings, Inc.	1,511	53,505
Washington Trust Bancorp, Inc.	551	28,294
Webster Financial Corp.	2,766	147,538
WesBanco, Inc.	2,084	74,253
Westamerica Bancorp.	804	46,656
Western Alliance Bancorp.	3,169	294,242
Wintrust Financial Corp.	1,743	131,823
Zions Bancorp NA	5,033	266,044
		11,214,417
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,304	201,090
Apollo Global Management LLC Class A (b)	6,458	401,688
Ares Management Corp.	3,305	210,165
Artisan Partners Asset Management, Inc.	1,897	96,406
Assetmark Financial Holdings, Inc. (a)	537	13,457
B. Riley Financial, Inc.	547	41,299
BGC Partners, Inc. Class A	10,046	56,961
Blucora, Inc. (a)	1,494	25,861
BrightSphere Investment Group, Inc.	1,837	43,041
Carlyle Group LP	3,566	165,748
Cboe Global Markets, Inc.	3,285	391,079
Cohen & Steers, Inc.	722	59,269
Cowen Group, Inc. Class A	826	33,907
Diamond Hill Investment Group, Inc.	84	14,054
Donnelley Financial Solutions, Inc. (a)	880	29,040
Evercore, Inc. Class A	1,288	181,312
FactSet Research Systems, Inc.	1,164	390,650
Federated Hermes, Inc. Class B (non-vtg.)	2,906	98,542
Focus Financial Partners, Inc. Class A (a)	1,434	69,549
Franklin Resources, Inc.	8,354	267,244
Greenhill & Co., Inc.	447	6,955
Hamilton Lane, Inc. Class A	998	90,938
Houlihan Lokey	1,569	128,329
Interactive Brokers Group, Inc.	2,480	163,010
Invesco Ltd.	11,524	308,037
Janus Henderson Group PLC	5,222	202,666
Lazard Ltd. Class A	3,451	156,158
LPL Financial	2,442	329,621
Moelis & Co. Class A	1,794	102,061
Morningstar, Inc.	658	169,178
Open Lending Corp. (a)	3,013	129,830
Oppenheimer Holdings, Inc. Class A (non-vtg.)	300	15,252
Piper Jaffray Companies	422	54,674
PJT Partners, Inc.	752	53,678
Sculptor Capital Management, Inc. Class A	564	13,869
SEI Investments Co.	3,654	226,438
StepStone Group, Inc. Class A	804	27,658
Stifel Financial Corp.	3,222	208,979
StoneX Group, Inc. (a)	514	31,184
Tradeweb Markets, Inc. Class A	3,116	263,489
Victory Capital Holdings, Inc.	489	15,790
Virtu Financial, Inc. Class A	2,474	68,357
Virtus Investment Partners, Inc.	220	61,109
WisdomTree Investments, Inc.	3,493	21,657
		5,639,279
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	355	161,209
CURO Group Holdings Corp.	554	9,418
Encore Capital Group, Inc. (a)(b)	944	44,736
Enova International, Inc. (a)	1,122	38,384
EZCORP, Inc. (non-vtg.) Class A (a)	1,634	9,853
First Cash Financial Services, Inc.	1,254	95,856
Green Dot Corp. Class A (a)	1,672	78,333
LendingClub Corp. (a)	2,460	44,600
LendingTree, Inc. (a)	336	71,192
Navient Corp.	5,639	109,002
Nelnet, Inc. Class A	630	47,395
OneMain Holdings, Inc.	2,788	167,029
PRA Group, Inc. (a)	1,395	53,666
PROG Holdings, Inc.	2,060	99,148
Santander Consumer U.S.A. Holdings, Inc.	2,162	78,524
SLM Corp.	10,259	214,823
World Acceptance Corp. (a)(b)	127	20,350
		1,343,518
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	165	7,673
Cannae Holdings, Inc. (a)	2,646	89,726
Equitable Holdings, Inc.	11,999	365,370
Jefferies Financial Group, Inc.	6,180	211,356
Voya Financial, Inc.	3,797	233,516
		907,641
Insurance - 3.7%
Alleghany Corp. (a)	428	285,506
AMBAC Financial Group, Inc. (a)	1,397	21,877
American Equity Investment Life Holding Co.	2,602	84,097
American Financial Group, Inc.	2,141	267,026
American National Group, Inc.	283	42,040
Amerisafe, Inc.	588	35,098
Argo Group International Holdings, Ltd.	1,049	54,370
Assurant, Inc.	1,772	276,751
Assured Guaranty Ltd.	2,355	111,815
Athene Holding Ltd. (a)	3,811	257,243
Axis Capital Holdings Ltd.	2,454	120,271
Brighthouse Financial, Inc. (a)	2,678	121,956
Brown & Brown, Inc.	7,164	380,695
BRP Group, Inc. (a)	1,322	35,231
CNO Financial Group, Inc.	4,114	97,173
eHealth, Inc. (a)	782	45,669
Employers Holdings, Inc.	874	37,407
Enstar Group Ltd. (a)	402	96,046
Erie Indemnity Co. Class A	766	148,106
Everest Re Group Ltd.	1,225	308,712
Fidelity National Financial, Inc.	8,913	387,359
First American Financial Corp.	3,360	209,496
Genworth Financial, Inc. Class A (a)	15,533	60,579
Globe Life, Inc.	2,904	276,606
GoHealth, Inc. (a)	1,382	15,492
Goosehead Insurance	503	64,032
Greenlight Capital Re, Ltd. (a)	691	6,309
Hanover Insurance Group, Inc.	1,112	150,832
HCI Group, Inc. (b)	181	17,997
Heritage Insurance Holdings, Inc.	631	5,414
Horace Mann Educators Corp.	1,261	47,187
James River Group Holdings Ltd.	1,136	42,623
Kemper Corp.	1,888	139,523
Kinsale Capital Group, Inc.	659	108,583
Lemonade, Inc. (a)(b)	543	59,410
Lincoln National Corp.	5,525	347,191
Loews Corp.	6,921	378,233
MBIA, Inc. (a)	1,540	16,940
Mercury General Corp.	813	52,804
National Western Life Group, Inc.	72	16,156
Old Republic International Corp.	8,642	215,272
Palomar Holdings, Inc. (a)	659	49,728
Primerica, Inc.	1,208	184,993
ProAssurance Corp.	1,659	37,742
Reinsurance Group of America, Inc.	2,081	237,234
RenaissanceRe Holdings Ltd.	1,557	231,713
RLI Corp.	1,223	127,914
Root, Inc. (b)	780	8,440
Safety Insurance Group, Inc.	437	34,208
Selective Insurance Group, Inc.	1,843	149,559
Selectquote, Inc. (a)	1,343	25,866
Siriuspoint Ltd. (a)	2,637	26,555
Stewart Information Services Corp.	807	45,749
Trean Insurance Group, Inc. (a)	266	4,011
Trupanion, Inc. (a)	1,021	117,517
United Fire Group, Inc.	648	17,969
Universal Insurance Holdings, Inc.	890	12,353
Unum Group	6,233	177,017
W.R. Berkley Corp.	4,288	319,156
Watford Holdings Ltd. (a)	615	21,519
White Mountains Insurance Group Ltd.	95	109,063
		7,383,433
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	1,051	4,488
AGNC Investment Corp.	16,441	277,688
Annaly Capital Management, Inc.	42,676	378,963
Apollo Commercial Real Estate Finance, Inc.	3,985	63,561
Arbor Realty Trust, Inc.	3,524	62,798
Ares Commercial Real Estate Corp.	1,106	16,247
Armour Residential REIT, Inc.	1,995	22,783
Blackstone Mortgage Trust, Inc.	4,527	144,366
BrightSpire Capital, Inc.	2,547	23,942
Broadmark Realty Capital, Inc.	3,911	41,417
Capstead Mortgage Corp.	2,780	17,069
Cherry Hill Mortgage Investment Corp.	447	4,407
Chimera Investment Corp.	7,077	106,580
Dynex Capital, Inc.	814	15,189
Ellington Financial LLC	1,403	26,867
Granite Point Mortgage Trust, Inc.	1,736	25,606
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,399	134,704
Invesco Mortgage Capital, Inc.	7,212	28,127
KKR Real Estate Finance Trust, Inc.	882	19,078
Ladder Capital Corp. Class A	3,906	45,075
MFA Financial, Inc.	13,731	63,025
New Residential Investment Corp.	14,065	148,948
New York Mortgage Trust, Inc.	11,604	51,870
Orchid Island Capital, Inc. (b)	2,793	14,496
PennyMac Mortgage Investment Trust	3,002	63,222
Ready Capital Corp.	1,875	29,756
Redwood Trust, Inc.	3,425	41,340
Starwood Property Trust, Inc.	8,807	230,479
TPG RE Finance Trust, Inc.	1,796	24,156
Two Harbors Investment Corp. (b)	8,211	62,075
Western Asset Mortgage Capital Corp.	1,882	6,117
		2,194,439
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	1,566	72,647
Capitol Federal Financial, Inc.	3,907	46,024
Columbia Financial, Inc. (a)	1,458	25,107
Essent Group Ltd.	3,464	155,707
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	254	25,121
Flagstar Bancorp, Inc.	1,465	61,926
HomeStreet, Inc.	674	27,459
Kearny Financial Corp.	2,359	28,190
Merchants Bancorp	520	20,405
Meridian Bancorp, Inc. Maryland	1,580	32,327
Meta Financial Group, Inc.	991	50,174
MGIC Investment Corp.	10,359	140,882
Mr. Cooper Group, Inc. (a)	2,176	71,939
New York Community Bancorp, Inc.	14,200	156,484
NMI Holdings, Inc. (a)	2,651	59,594
Northfield Bancorp, Inc.	1,390	22,796
Northwest Bancshares, Inc.	3,855	52,582
Ocwen Financial Corp. (a)(b)	238	7,373
Pennymac Financial Services, Inc.	1,212	74,805
Premier Financial Corp.	1,159	32,927
Provident Financial Services, Inc.	2,192	50,175
Radian Group, Inc.	5,859	130,363
Rocket Cos., Inc.	3,536	68,422
TFS Financial Corp.	1,422	28,867
Trustco Bank Corp., New York	595	20,456
Walker & Dunlop, Inc.	904	94,360
Washington Federal, Inc.	2,265	71,982
Waterstone Financial, Inc.	558	10,970
WSFS Financial Corp.	1,468	68,394
		1,708,458

TOTAL FINANCIALS		30,391,185

HEALTH CARE - 12.7%
Biotechnology - 5.2%
Abeona Therapeutics, Inc. (a)	1,827	2,850
ACADIA Pharmaceuticals, Inc. (a)	3,608	87,999
Acceleron Pharma, Inc. (a)	1,612	202,290
ADMA Biologics, Inc. (a)	2,443	3,909
Adverum Biotechnologies, Inc. (a)	2,586	9,051
Aeglea BioTherapeutics, Inc. (a)	1,109	7,719
Agenus, Inc. (a)(b)	4,818	26,451
Agios Pharmaceuticals, Inc. (a)	1,766	97,324
Akebia Therapeutics, Inc. (a)(b)	4,423	16,763
Akero Therapeutics, Inc. (a)(b)	535	13,273
Akouos, Inc. (a)	423	5,309
Albireo Pharma, Inc. (a)	505	17,766
Aldeyra Therapeutics, Inc. (a)	1,472	16,678
Alector, Inc. (a)(b)	1,646	34,286
Aligos Therapeutics, Inc. (b)	309	6,299
Alkermes PLC (a)	4,877	119,584
Allakos, Inc. (a)	981	83,748
Allogene Therapeutics, Inc. (a)	2,023	52,760
Allovir, Inc. (a)	561	11,074
Altimmune, Inc. (a)(b)	964	9,495
ALX Oncology Holdings, Inc. (a)	368	20,122
Amicus Therapeutics, Inc. (a)	7,873	75,896
AnaptysBio, Inc. (a)(b)	623	16,154
Anavex Life Sciences Corp. (a)(b)	2,140	48,920
Anika Therapeutics, Inc. (a)	449	19,437
Annexon, Inc. (a)	515	11,593
Apellis Pharmaceuticals, Inc. (a)	1,794	113,381
Applied Genetic Technologies Corp. (a)	1,057	4,133
Applied Molecular Transport, Inc. (b)	452	20,674
Applied Therapeutics, Inc. (a)	558	11,595
Aprea Therapeutics, Inc. (a)(b)	293	1,430
Arbutus Biopharma Corp. (a)(b)	1,874	5,678
Arcturus Therapeutics Holdings, Inc. (a)(b)	650	21,996
Arcus Biosciences, Inc. (a)	1,386	38,060
Arcutis Biotherapeutics, Inc. (a)	872	23,797
Ardelyx, Inc. (a)	2,000	15,160
Arena Pharmaceuticals, Inc. (a)	1,825	124,465
Arrowhead Pharmaceuticals, Inc. (a)	3,176	263,036
Assembly Biosciences, Inc. (a)	1,110	4,307
Atara Biotherapeutics, Inc. (a)	2,557	39,761
Athenex, Inc. (a)(b)	2,095	9,679
Athersys, Inc. (a)	5,280	7,603
Atreca, Inc. (a)(b)	749	6,381
Avid Bioservices, Inc. (a)	1,713	43,938
Avidity Biosciences, Inc.	540	13,343
Avita Medical, Inc. (a)(b)	694	14,241
AVROBIO, Inc. (a)	1,019	9,059
Beam Therapeutics, Inc. (a)	824	106,057
BeyondSpring, Inc. (a)	733	7,653
BioCryst Pharmaceuticals, Inc. (a)(b)	5,427	85,801
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,607	156,008
BioXcel Therapeutics, Inc. (a)	429	12,467
Black Diamond Therapeutics, Inc. (a)(b)	430	5,242
bluebird bio, Inc. (a)	2,036	65,111
Blueprint Medicines Corp. (a)	1,780	156,569
BrainStorm Cell Therpeutic, Inc. (a)(b)	1,134	4,309
BridgeBio Pharma, Inc. (a)	2,961	180,503
Burning Rock Biotech Ltd. ADR	460	13,552
C4 Therapeutics, Inc.	434	16,423
Calithera Biosciences, Inc. (a)	2,080	4,347
Capricor Therapeutics, Inc. (a)	497	2,550
CareDx, Inc. (a)	1,585	145,059
Catalyst Biosciences, Inc. (a)	796	3,447
Catalyst Pharmaceutical Partners, Inc. (a)	3,062	17,607
Cel-Sci Corp. (a)	1,203	10,442
Celldex Therapeutics, Inc. (a)	1,241	41,499
ChemoCentryx, Inc. (a)	1,458	19,523
Chimerix, Inc. (a)	2,248	17,984
Chinook Therapeutics, Inc. (a)	1,094	15,447
Clovis Oncology, Inc. (a)(b)	3,312	19,210
Codiak Biosciences, Inc.	256	4,744
Coherus BioSciences, Inc. (a)	1,888	26,111
Concert Pharmaceuticals, Inc. (a)	912	3,849
Constellation Pharmaceuticals, Inc. (a)	949	32,076
Corbus Pharmaceuticals Holdings, Inc. (a)	2,016	3,689
Cortexyme, Inc. (a)(b)	426	22,578
Crinetics Pharmaceuticals, Inc. (a)	572	10,782
Cue Biopharma, Inc. (a)	921	10,730
Cyclerion Therapeutics, Inc. (a)	745	2,906
Cytokinetics, Inc. (a)	2,171	42,964
CytomX Therapeutics, Inc. (a)	1,866	11,812
Deciphera Pharmaceuticals, Inc. (a)	1,243	45,506
Denali Therapeutics, Inc. (a)	2,487	195,080
DermTech, Inc. (a)(b)	749	31,136
Dicerna Pharmaceuticals, Inc. (a)	2,012	75,088
Dynavax Technologies Corp. (a)(b)	3,191	31,431
Dyne Therapeutics, Inc.	548	11,530
Eagle Pharmaceuticals, Inc. (a)	347	14,852
Editas Medicine, Inc. (a)(b)	2,072	117,358
Eiger Biopharmaceuticals, Inc. (a)	982	8,367
Emergent BioSolutions, Inc. (a)	1,399	88,123
Enanta Pharmaceuticals, Inc. (a)	541	23,809
Epizyme, Inc. (a)	2,896	24,066
Esperion Therapeutics, Inc. (a)(b)	877	18,549
Exelixis, Inc. (a)	9,565	174,274
Fate Therapeutics, Inc. (a)	2,441	211,854
FibroGen, Inc. (a)	2,537	67,560
Flexion Therapeutics, Inc. (a)	1,479	12,172
Foghorn Therapeutics, Inc.	268	2,860
Forma Therapeutics Holdings, Inc.	577	14,362
Fortress Biotech, Inc. (a)	2,100	7,497
Frequency Therapeutics, Inc. (a)(b)	1,035	10,309
G1 Therapeutics, Inc. (a)(b)	1,039	22,796
Generation Bio Co.	667	17,942
Geron Corp. (a)	8,860	12,493
Global Blood Therapeutics, Inc. (a)(b)	1,883	65,943
GlycoMimetics, Inc. (a)	1,117	2,591
Gossamer Bio, Inc. (a)	1,278	10,377
Halozyme Therapeutics, Inc. (a)	3,887	176,509
Harpoon Therapeutics, Inc. (a)	639	8,863
Heat Biologics, Inc. (a)(b)	768	5,169
Heron Therapeutics, Inc. (a)	2,569	39,871
Homology Medicines, Inc. (a)	861	6,259
iBio, Inc. (a)	6,945	10,487
Ideaya Biosciences, Inc. (a)	431	9,047
IGM Biosciences, Inc. (a)	229	19,053
Immatics NV (a)	989	11,482
ImmunityBio, Inc. (a)(b)	1,279	18,264
ImmunoGen, Inc. (a)	6,240	41,122
Immunovant, Inc. (a)	1,611	17,028
Inhibrx, Inc. (a)	212	5,834
Inovio Pharmaceuticals, Inc. (a)(b)	6,249	57,928
Inozyme Pharma, Inc. (a)	177	3,016
Insmed, Inc. (a)	3,448	98,130
Intellia Therapeutics, Inc. (a)	1,917	310,381
Intercept Pharmaceuticals, Inc. (a)(b)	769	15,357
Invitae Corp. (a)(b)	5,309	179,073
Ionis Pharmaceuticals, Inc. (a)	4,312	172,006
Iovance Biotherapeutics, Inc. (a)	4,250	110,585
Ironwood Pharmaceuticals, Inc. Class A (a)	4,969	63,951
iTeos Therapeutics, Inc. (a)	314	8,054
Iveric Bio, Inc. (a)	2,610	16,469
Jounce Therapeutics, Inc. (a)	597	4,060
Kadmon Holdings, Inc. (a)	5,028	19,458
Kalvista Pharmaceuticals, Inc. (a)	579	13,873
Karuna Therapeutics, Inc. (a)	569	64,860
Karyopharm Therapeutics, Inc. (a)(b)	2,035	21,001
Keros Therapeutics, Inc. (a)	175	7,432
Kindred Biosciences, Inc. (a)	1,348	12,361
Kiniksa Pharmaceuticals Ltd. (a)(b)	723	10,071
Kodiak Sciences, Inc. (a)	975	90,675
Kronos Bio, Inc. (b)	398	9,532
Krystal Biotech, Inc. (a)	545	37,060
Kura Oncology, Inc. (a)	2,038	42,492
Kymera Therapeutics, Inc. (a)	263	12,756
Ligand Pharmaceuticals, Inc. Class B (a)	506	66,382
Lineage Cell Therapeutics, Inc. (a)	4,265	12,155
Macrogenics, Inc. (a)	1,707	45,850
Madrigal Pharmaceuticals, Inc. (a)	300	29,223
Magenta Therapeutics, Inc. (a)	741	7,247
MannKind Corp. (a)(b)	7,685	41,883
Matinas BioPharma Holdings, Inc. (a)	3,943	3,055
MediciNova, Inc. (a)	1,198	5,092
MEI Pharma, Inc. (a)	2,645	7,538
Mersana Therapeutics, Inc. (a)	1,720	23,358
Minerva Neurosciences, Inc. (a)	1,037	2,406
Mirati Therapeutics, Inc. (a)	1,396	225,496
Mirum Pharmaceuticals, Inc. (a)	365	6,311
Molecular Templates, Inc. (a)	1,196	9,353
Morphic Holding, Inc. (a)	443	25,424
Mustang Bio, Inc. (a)	1,700	5,644
Myriad Genetics, Inc. (a)	2,275	69,570
Natera, Inc. (a)	2,401	272,586
Neoleukin Therapeutics, Inc. (a)	938	8,658
Neubase Therapeutics, Inc. (a)	497	2,381
Neurocrine Biosciences, Inc. (a)	2,878	280,087
NextCure, Inc. (a)	420	3,373
Nkarta, Inc. (a)(b)	475	15,053
Nurix Therapeutics, Inc. (a)(b)	368	9,763
Oncorus, Inc. (a)	276	3,809
Opko Health, Inc. (a)(b)	13,208	53,492
ORIC Pharmaceuticals, Inc. (a)	417	7,377
Ovid Therapeutics, Inc. (a)(b)	1,552	6,068
Oyster Point Pharma, Inc. (a)(b)	374	6,429
Palatin Technologies, Inc. (a)(b)	5,190	3,166
Passage Bio, Inc. (a)	820	10,857
PDL BioPharma, Inc. (a)(c)	2,200	5,434
PMV Pharmaceuticals, Inc.	358	12,229
Poseida Therapeutics, Inc. (a)	343	3,437
Praxis Precision Medicines, Inc.	301	5,502
Precigen, Inc. (a)(b)	2,971	19,371
Precision BioSciences, Inc. (a)	1,378	17,253
Prelude Therapeutics, Inc. (b)	341	9,763
Protagonist Therapeutics, Inc. (a)	1,202	53,946
Prothena Corp. PLC (a)	806	41,436
PTC Therapeutics, Inc. (a)	2,140	90,458
Puma Biotechnology, Inc. (a)	1,133	10,401
Radius Health, Inc. (a)	1,432	26,120
RAPT Therapeutics, Inc. (a)	298	9,473
Recro Pharma, Inc. (a)	599	1,384
REGENXBIO, Inc. (a)	1,036	40,249
Relay Therapeutics, Inc. (a)	663	24,259
Repligen Corp. (a)	1,561	311,607
Replimune Group, Inc. (a)	770	29,583
Revolution Medicines, Inc. (a)	1,465	46,499
Rhythm Pharmaceuticals, Inc. (a)	1,146	22,439
Rigel Pharmaceuticals, Inc. (a)	5,117	22,208
Rocket Pharmaceuticals, Inc. (a)(b)	1,315	58,241
Rubius Therapeutics, Inc. (a)	1,347	32,880
Sage Therapeutics, Inc. (a)	1,594	90,555
Sangamo Therapeutics, Inc. (a)	3,666	43,882
Sarepta Therapeutics, Inc. (a)	2,431	188,986
Scholar Rock Holding Corp. (a)	704	20,346
Selecta Biosciences, Inc. (a)	2,901	12,126
Seres Therapeutics, Inc. (a)	1,728	41,213
Sesen Bio, Inc. (a)	4,704	21,732
Shattuck Labs, Inc.	367	10,639
Sorrento Therapeutics, Inc. (a)(b)	7,282	70,563
Spectrum Pharmaceuticals, Inc. (a)	4,619	17,321
Spero Therapeutics, Inc. (a)(b)	655	9,144
Springworks Therapeutics, Inc. (a)	833	68,648
Spruce Biosciences, Inc.	188	2,107
SQZ Biotechnologies Co. (b)	245	3,540
Stoke Therapeutics, Inc. (a)	635	21,374
Sutro Biopharma, Inc. (a)	1,106	20,561
Syndax Pharmaceuticals, Inc. (a)(b)	1,109	19,042
Syros Pharmaceuticals, Inc. (a)	1,656	9,025
T2 Biosystems, Inc. (a)	4,591	5,463
Taysha Gene Therapies, Inc. (b)	248	5,258
TCR2 Therapeutics, Inc. (a)	771	12,652
TG Therapeutics, Inc. (a)	3,527	136,812
Translate Bio, Inc. (a)	2,159	59,459
Travere Therapeutics, Inc. (a)	1,741	25,401
Trevena, Inc. (a)(b)	4,708	7,957
Turning Point Therapeutics, Inc. (a)	1,286	100,334
Twist Bioscience Corp. (a)	1,290	171,893
Ultragenyx Pharmaceutical, Inc. (a)	1,928	183,835
uniQure B.V. (a)	1,160	35,728
United Therapeutics Corp. (a)	1,364	244,715
UNITY Biotechnology, Inc. (a)	783	3,633
Vanda Pharmaceuticals, Inc. (a)	1,701	36,589
Vaxart, Inc. (a)(b)	3,694	27,668
Vaxcyte, Inc.	584	13,146
VBI Vaccines, Inc. (a)	7,428	24,884
Veracyte, Inc. (a)	2,070	82,759
Verastem, Inc. (a)(b)	5,004	20,366
Vericel Corp. (a)	1,417	74,393
Viking Therapeutics, Inc. (a)(b)	1,892	11,333
Vir Biotechnology, Inc. (a)	1,997	94,418
Voyager Therapeutics, Inc. (a)	591	2,441
Xbiotech, Inc.	377	6,243
Xencor, Inc. (a)	1,778	61,323
Y-mAbs Therapeutics, Inc. (a)	826	27,919
Zentalis Pharmaceuticals, Inc. (a)	534	28,409
ZIOPHARM Oncology, Inc. (a)(b)	6,667	17,601
		10,511,706
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc. (a)	890	7,173
Accuray, Inc. (a)	2,885	13,040
Acutus Medical, Inc. (a)	372	6,317
Alphatec Holdings, Inc. (a)	1,856	28,434
Angiodynamics, Inc. (a)	1,164	31,579
Antares Pharma, Inc. (a)	4,546	19,821
Aspira Women's Health, Inc. (a)(b)	1,887	10,605
Atricure, Inc. (a)	1,397	110,824
Atrion Corp.	44	27,321
Avanos Medical, Inc. (a)	1,450	52,737
AxoGen, Inc. (a)	1,128	24,376
Axonics Modulation Technologies, Inc. (a)	1,047	66,390
BioLife Solutions, Inc. (a)(b)	800	35,608
BioSig Technologies, Inc. (a)	661	2,551
Cardiovascular Systems, Inc. (a)	1,233	52,587
Cerus Corp. (a)	5,231	30,915
Co.-Diagnostics, Inc. (a)(b)	745	6,146
CONMED Corp.	886	121,763
Cryolife, Inc. (a)	1,185	33,654
CryoPort, Inc. (a)(b)	1,397	88,151
Cutera, Inc. (a)	536	26,280
CytoSorbents Corp. (a)	1,136	8,577
Dentsply Sirona, Inc.	6,707	424,285
Eargo, Inc. (a)	300	11,973
Envista Holdings Corp. (a)	4,895	211,513
Glaukos Corp. (a)	1,403	119,016
Globus Medical, Inc. (a)	2,372	183,901
Haemonetics Corp. (a)	1,560	103,958
Heska Corp. (a)	302	69,378
Hill-Rom Holdings, Inc.	2,029	230,474
ICU Medical, Inc. (a)	603	124,097
Inari Medical, Inc. (a)	249	23,227
Inogen, Inc. (a)	557	36,300
Integer Holdings Corp. (a)	1,011	95,236
Integra LifeSciences Holdings Corp. (a)	2,170	148,081
Intersect ENT, Inc. (a)	1,045	17,859
Invacare Corp. (a)	959	7,739
iRhythm Technologies, Inc. (a)	889	58,985
Lantheus Holdings, Inc. (a)	2,052	56,717
LeMaitre Vascular, Inc.	504	30,754
LivaNova PLC (a)	1,500	126,165
Meridian Bioscience, Inc. (a)	1,335	29,610
Merit Medical Systems, Inc. (a)	1,501	97,055
Mesa Laboratories, Inc.	151	40,947
Natus Medical, Inc. (a)	1,053	27,357
Neogen Corp. (a)	3,274	150,735
Nevro Corp. (a)	1,060	175,737
NuVasive, Inc. (a)	1,568	106,279
OraSure Technologies, Inc. (a)	2,246	22,774
Orthofix International NV (a)	579	23,224
OrthoPediatrics Corp. (a)	430	27,167
Outset Medical, Inc. (b)	611	30,538
Penumbra, Inc. (a)	1,038	284,474
Pulmonx Corp.	301	13,280
Pulse Biosciences, Inc. (a)(b)	382	6,265
Quidel Corp. (a)(b)	1,181	151,310
Quotient Ltd. (a)	2,550	9,282
Repro Medical Systems, Inc. (a)	700	3,241
Retractable Technologies, Inc. (a)(b)	529	6,115
Rockwell Medical Technologies, Inc. (a)(b)	2,137	1,945
Seaspine Holdings Corp. (a)	645	13,229
Shockwave Medical, Inc. (a)	971	184,228
SI-BONE, Inc. (a)	828	26,057
Sientra, Inc. (a)(b)	1,776	14,137
Silk Road Medical, Inc. (a)	1,032	49,392
SmileDirectClub, Inc. (a)(b)	2,525	21,917
Staar Surgical Co. (a)	1,426	217,465
Surgalign Holdings, Inc. (a)	2,621	3,643
SurModics, Inc. (a)	431	23,382
Tactile Systems Technology, Inc. (a)	609	31,668
Tandem Diabetes Care, Inc. (a)	1,916	186,618
TransMedics Group, Inc. (a)	731	24,255
Vapotherm, Inc. (a)	693	16,383
Varex Imaging Corp. (a)	1,152	30,897
ViewRay, Inc. (a)	3,821	25,219
Zynex, Inc. (a)(b)	683	10,607
		4,970,939
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	2,348	77,625
Acadia Healthcare Co., Inc. (a)	2,722	170,806
Accolade, Inc. (a)(b)	487	26,449
AdaptHealth Corp. (a)	2,296	62,933
Addus HomeCare Corp. (a)	462	40,305
Amedisys, Inc. (a)	1,007	246,645
AMN Healthcare Services, Inc. (a)	1,443	139,942
Apollo Medical Holdings, Inc. (a)(b)	376	23,617
Brookdale Senior Living, Inc. (a)	5,603	44,264
Castle Biosciences, Inc. (a)	569	41,725
Chemed Corp.	492	233,454
Community Health Systems, Inc. (a)	3,779	58,348
Corvel Corp. (a)	286	38,410
Covetrus, Inc. (a)	3,043	82,161
Cross Country Healthcare, Inc. (a)	1,128	18,623
DaVita HealthCare Partners, Inc. (a)	2,208	265,909
Encompass Health Corp.	3,037	236,977
Fulgent Genetics, Inc. (a)(b)	552	50,911
Hanger, Inc. (a)	1,133	28,642
HealthEquity, Inc. (a)	2,539	204,339
Henry Schein, Inc. (a)	4,364	323,765
InfuSystems Holdings, Inc. (a)	479	9,958
LHC Group, Inc. (a)	969	194,052
Magellan Health Services, Inc. (a)	693	65,281
MEDNAX, Inc. (a)	2,618	78,933
Modivcare, Inc. (a)	374	63,606
Molina Healthcare, Inc. (a)	1,777	449,688
National Healthcare Corp.	370	25,863
National Research Corp. Class A	435	19,967
Ontrak, Inc. (a)	233	7,568
Option Care Health, Inc. (a)	3,137	68,606
Owens & Minor, Inc.	2,251	95,285
Patterson Companies, Inc.	2,660	80,837
Pennant Group, Inc. (a)	798	32,638
PetIQ, Inc. Class A (a)(b)	683	26,364
Premier, Inc.	2,176	75,703
Progyny, Inc. (a)	1,132	66,788
R1 RCM, Inc. (a)	4,260	94,742
RadNet, Inc. (a)	1,316	44,336
Select Medical Holdings Corp.	3,320	140,303
Surgery Partners, Inc. (a)	881	58,692
Tenet Healthcare Corp. (a)	3,249	217,651
The Ensign Group, Inc.	1,576	136,592
The Joint Corp. (a)	416	34,911
Tivity Health, Inc. (a)	1,161	30,546
Triple-S Management Corp. (a)	678	15,099
U.S. Physical Therapy, Inc.	395	45,769
Universal Health Services, Inc. Class B	2,380	348,503
		4,944,131
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	4,230	78,297
American Well Corp. (b)	1,776	22,342
Change Healthcare, Inc. (a)	6,990	161,050
Computer Programs & Systems, Inc.	400	13,292
Evolent Health, Inc. (a)	2,413	50,963
GoodRx Holdings, Inc. (b)	1,213	43,680
Health Catalyst, Inc. (a)(b)	1,007	55,899
HealthStream, Inc. (a)	806	22,520
iCAD, Inc. (a)	651	11,269
Inovalon Holdings, Inc. Class A (a)	2,371	80,804
Inspire Medical Systems, Inc. (a)	832	160,792
NantHealth, Inc. (a)	1,083	2,513
Nextgen Healthcare, Inc. (a)	1,742	28,900
Omnicell, Inc. (a)	1,319	199,763
OptimizeRx Corp. (a)	423	26,184
Phreesia, Inc. (a)	1,065	65,285
Schrodinger, Inc. (a)	1,123	84,910
Simulations Plus, Inc. (b)	477	26,192
Tabula Rasa HealthCare, Inc. (a)(b)	680	34,000
Vocera Communications, Inc. (a)	1,016	40,488
		1,209,143
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp. (a)	2,561	104,642
Bruker Corp.	3,100	235,538
ChromaDex, Inc. (a)(b)	1,535	15,135
Codexis, Inc. (a)	1,732	39,247
Fluidigm Corp. (a)(b)	2,408	14,833
Frontage Holdings Corp. (a)(d)	20,000	21,251
Luminex Corp.	1,302	47,914
Medpace Holdings, Inc. (a)	844	149,076
Nanostring Technologies, Inc. (a)	1,367	88,568
NeoGenomics, Inc. (a)	3,583	161,844
Pacific Biosciences of California, Inc. (a)	5,913	206,778
Personalis, Inc. (a)	886	22,416
PPD, Inc. (a)	3,313	152,696
PRA Health Sciences, Inc. (a)	1,975	326,290
Quanterix Corp. (a)	849	49,802
Syneos Health, Inc. (a)	3,074	275,092
		1,911,122
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	3,182	4,391
Aerie Pharmaceuticals, Inc. (a)	1,482	23,727
Agile Therapeutics, Inc. (a)	2,000	2,660
Amneal Pharmaceuticals, Inc. (a)	3,632	18,596
Amphastar Pharmaceuticals, Inc. (a)	1,164	23,466
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	8,385
ANI Pharmaceuticals, Inc. (a)	261	9,148
Aquestive Therapeutics, Inc. (a)	503	1,997
Arvinas Holding Co. LLC (a)	1,004	77,308
Athira Pharma, Inc.	499	5,110
Axsome Therapeutics, Inc. (a)	814	54,912
Aytu BioScience, Inc. (a)	628	3,146
Biodelivery Sciences International, Inc. (a)	2,937	10,514
Cara Therapeutics, Inc. (a)	1,391	19,850
Cerecor, Inc. (a)	2,921	9,552
Chiasma, Inc. (a)	1,646	7,786
Collegium Pharmaceutical, Inc. (a)	1,096	25,909
Corcept Therapeutics, Inc. (a)	3,296	72,512
CorMedix, Inc. (a)	914	6,270
CymaBay Therapeutics, Inc. (a)	1,999	8,716
Durect Corp. (a)	6,182	10,077
Endo International PLC (a)	7,097	33,214
Evofem Biosciences, Inc. (a)(b)	2,638	2,981
Evolus, Inc. (a)	688	8,703
Fulcrum Therapeutics, Inc. (a)	519	5,439
Innoviva, Inc. (a)(b)	1,954	26,203
Intra-Cellular Therapies, Inc. (a)	2,158	88,090
Jazz Pharmaceuticals PLC (a)	1,841	327,035
Kala Pharmaceuticals, Inc. (a)(b)	1,083	5,740
Lannett Co., Inc. (a)	1,066	4,978
Liquidia Technologies, Inc. (a)	695	1,988
Marinus Pharmaceuticals, Inc. (a)(b)	959	17,204
Nektar Therapeutics (a)	5,610	96,268
NGM Biopharmaceuticals, Inc. (a)	645	12,719
Ocular Therapeutix, Inc. (a)	2,305	32,685
Odonate Therapeutics, Inc. (a)	538	1,878
Omeros Corp. (a)(b)	1,920	28,493
Onconova Therapeutics, Inc. (a)	414	2,869
OptiNose, Inc. (a)	1,099	3,418
Pacira Biosciences, Inc. (a)	1,331	80,765
Paratek Pharmaceuticals, Inc. (a)(b)	1,327	9,050
Perrigo Co. PLC	4,081	187,114
Phathom Pharmaceuticals, Inc. (a)	422	14,285
Phibro Animal Health Corp. Class A	632	18,252
Pliant Therapeutics, Inc.	265	7,717
Prestige Brands Holdings, Inc. (a)	1,516	78,984
Provention Bio, Inc. (a)	1,541	12,991
Reata Pharmaceuticals, Inc. (a)	814	115,205
Relmada Therapeutics, Inc. (a)	440	14,084
Revance Therapeutics, Inc. (a)	2,039	60,436
Royalty Pharma PLC	2,616	107,230
SIGA Technologies, Inc. (a)	1,309	8,221
Strongbridge Biopharma PLC (a)	1,215	3,609
Supernus Pharmaceuticals, Inc. (a)	1,601	49,295
Tarsus Pharmaceuticals, Inc. (a)	175	5,072
TherapeuticsMD, Inc. (a)	10,214	12,155
Theravance Biopharma, Inc. (a)	1,571	22,811
Tricida, Inc. (a)	686	2,964
Vyne Therapeutics, Inc. (a)(b)	1,364	4,788
WAVE Life Sciences (a)	954	6,354
Xeris Pharmaceuticals, Inc. (a)(b)	1,511	6,150
Zogenix, Inc. (a)	1,728	29,860
Zynerba Pharmaceuticals, Inc. (a)(b)	700	3,703
		1,965,032

TOTAL HEALTH CARE		25,512,073

INDUSTRIALS - 15.5%
Aerospace & Defense - 1.6%
AAR Corp. (a)	1,025	39,719
Aerojet Rocketdyne Holdings, Inc.	2,216	107,011
AeroVironment, Inc. (a)	696	69,704
Astronics Corp. (a)	694	12,152
Axon Enterprise, Inc. (a)	1,953	345,290
BWX Technologies, Inc.	2,904	168,780
Curtiss-Wright Corp.	1,252	148,688
Ducommun, Inc. (a)	344	18,769
Hexcel Corp. (a)	2,556	159,494
Howmet Aerospace, Inc. (a)	11,922	410,951
Huntington Ingalls Industries, Inc.	1,232	259,644
Kaman Corp.	846	42,638
Kratos Defense & Security Solutions, Inc. (a)	3,785	107,835
Maxar Technologies, Inc.	2,185	87,225
Mercury Systems, Inc. (a)	1,721	114,068
Moog, Inc. Class A	908	76,326
National Presto Industries, Inc.	166	16,874
PAE, Inc. (a)	1,895	16,866
Park Aerospace Corp.	606	9,029
Parsons Corp. (a)	691	27,198
Spirit AeroSystems Holdings, Inc. Class A	3,233	152,565
Textron, Inc.	6,938	477,126
Triumph Group, Inc. (a)	1,636	33,947
Vectrus, Inc. (a)	367	17,466
Virgin Galactic Holdings, Inc. (a)(b)	3,990	183,540
		3,102,905
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,829	42,488
Atlas Air Worldwide Holdings, Inc. (a)	820	55,850
C.H. Robinson Worldwide, Inc.	4,101	384,141
Echo Global Logistics, Inc. (a)	836	25,699
Forward Air Corp.	852	76,467
Hub Group, Inc. Class A (a)	1,024	67,564
XPO Logistics, Inc. (a)	3,131	437,996
		1,090,205
Airlines - 0.6%
Alaska Air Group, Inc. (a)	3,807	229,600
Allegiant Travel Co. (a)	442	85,748
American Airlines Group, Inc. (a)	19,589	415,483
Hawaiian Holdings, Inc. (a)	1,500	36,555
JetBlue Airways Corp. (a)	9,680	162,430
Mesa Air Group, Inc. (a)	944	8,808
SkyWest, Inc. (a)	1,527	65,768
Spirit Airlines, Inc. (a)	2,997	91,229
		1,095,621
Building Products - 1.8%
A.O. Smith Corp.	4,148	298,905
AAON, Inc.	1,263	79,051
Advanced Drain Systems, Inc.	1,520	177,186
Allegion PLC	2,775	386,558
Alpha PRO Tech Ltd. (a)(b)	301	2,580
American Woodmark Corp. (a)	522	42,642
Apogee Enterprises, Inc.	816	33,236
Armstrong World Industries, Inc.	1,459	156,492
Builders FirstSource, Inc. (a)	6,326	269,867
Cornerstone Building Brands, Inc. (a)	1,319	23,979
CSW Industrials, Inc.	416	49,279
Gibraltar Industries, Inc. (a)	1,004	76,615
Griffon Corp.	1,370	35,113
Insteel Industries, Inc.	622	19,997
Jeld-Wen Holding, Inc. (a)	2,573	67,567
Lennox International, Inc.	1,049	367,989
Masonite International Corp. (a)	747	83,507
Owens Corning	3,209	314,161
PGT Innovations, Inc. (a)	1,841	42,766
Quanex Building Products Corp.	1,057	26,256
Resideo Technologies, Inc. (a)	4,397	131,910
Simpson Manufacturing Co. Ltd.	1,332	147,106
The AZEK Co., Inc.	4,306	182,833
Trex Co., Inc. (a)	3,551	362,948
UFP Industries, Inc.	1,881	139,834
		3,518,377
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	2,060	91,361
ACCO Brands Corp.	2,935	25,329
ADT, Inc. (b)	4,728	51,015
Brady Corp. Class A	1,491	83,556
BrightView Holdings, Inc. (a)	972	15,669
Casella Waste Systems, Inc. Class A (a)	1,448	91,847
Cimpress PLC (a)	604	65,480
Clean Harbors, Inc. (a)	1,543	143,715
CoreCivic, Inc. (a)	3,627	37,975
Covanta Holding Corp.	3,637	64,048
Deluxe Corp.	1,303	62,244
Ennis, Inc.	821	17,668
Harsco Corp. (a)	2,434	49,702
Healthcare Services Group, Inc. (b)	2,259	71,317
Herman Miller, Inc.	1,819	85,748
HNI Corp.	1,304	57,337
IAA Spinco, Inc. (a)	4,115	224,432
Interface, Inc.	1,813	27,739
KAR Auction Services, Inc. (a)	3,906	68,550
Kimball International, Inc. Class B	1,131	14,873
Knoll, Inc.	1,398	36,334
Matthews International Corp. Class A	956	34,378
Montrose Environmental Group, Inc. (a)	447	23,986
MSA Safety, Inc.	1,114	184,456
Pitney Bowes, Inc.	5,337	46,805
R.R. Donnelley & Sons Co. (a)	2,192	13,766
Rollins, Inc.	6,787	232,115
SP Plus Corp. (a)	722	22,086
Steelcase, Inc. Class A	2,728	41,220
Stericycle, Inc. (a)	2,798	200,197
Team, Inc. (a)	810	5,427
Tetra Tech, Inc.	1,662	202,830
The Brink's Co.	1,515	116,413
U.S. Ecology, Inc. (a)	968	36,319
UniFirst Corp.	468	109,812
Viad Corp. (a)	630	31,406
		2,687,155
Construction & Engineering - 1.1%
AECOM (a)	4,518	286,080
Ameresco, Inc. Class A (a)	652	40,893
API Group Corp. (a)(d)	4,653	97,201
Arcosa, Inc.	1,490	87,523
Argan, Inc.	460	21,983
Comfort Systems U.S.A., Inc.	1,105	87,063
Construction Partners, Inc. Class A (a)	1,033	32,436
Dycom Industries, Inc. (a)	939	69,984
EMCOR Group, Inc.	1,677	206,590
Fluor Corp. (a)	3,843	68,021
Granite Construction, Inc.	1,377	57,187
Great Lakes Dredge & Dock Corp. (a)	2,023	29,556
HC2 Holdings, Inc. (a)	1,762	7,013
IES Holdings, Inc. (a)	658	33,795
MasTec, Inc. (a)	1,727	183,235
Matrix Service Co. (a)	721	7,571
MYR Group, Inc. (a)	516	46,915
NV5 Global, Inc. (a)	332	31,377
Primoris Services Corp.	1,538	45,263
Quanta Services, Inc.	4,236	383,655
Sterling Construction Co., Inc. (a)	893	21,548
Tutor Perini Corp. (a)	1,292	17,894
Valmont Industries, Inc.	650	153,433
Willscot Mobile Mini Holdings (a)	6,135	170,982
		2,187,198
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,104	206,481
American Superconductor Corp. (a)	828	14,399
Array Technologies, Inc.	3,365	52,494
Atkore, Inc. (a)	1,417	100,607
AZZ, Inc.	774	40,078
Bloom Energy Corp. Class A (a)(b)	3,706	99,580
Encore Wire Corp.	633	47,975
Energous Corp. (a)(b)	1,012	2,904
EnerSys	1,310	128,026
FuelCell Energy, Inc. (a)(b)	9,871	87,852
GrafTech International Ltd.	4,901	56,950
Hubbell, Inc. Class B	1,664	310,902
nVent Electric PLC	5,141	160,605
Orion Energy Systems, Inc. (a)	649	3,719
Powell Industries, Inc.	247	7,645
Regal Beloit Corp.	1,245	166,220
Sensata Technologies, Inc. PLC (a)	4,816	279,184
Shoals Technologies Group, Inc.	2,419	85,875
Sunrun, Inc. (a)	4,900	273,322
Thermon Group Holdings, Inc. (a)	1,068	18,199
TPI Composites, Inc. (a)	1,002	48,517
Vertiv Holdings Co.	7,482	204,259
Vicor Corp. (a)	649	68,625
		2,464,418
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,632	312,332
Raven Industries, Inc.	1,090	63,057
		375,389
Machinery - 3.8%
AGCO Corp.	1,890	246,418
Alamo Group, Inc.	302	46,109
Albany International Corp. Class A	941	83,994
Allison Transmission Holdings, Inc.	3,428	136,229
Altra Industrial Motion Corp.	1,865	121,262
Astec Industries, Inc.	693	43,617
Barnes Group, Inc.	1,428	73,185
Blue Bird Corp. (a)	500	12,430
Chart Industries, Inc. (a)	1,090	159,489
CIRCOR International, Inc. (a)	630	20,538
Colfax Corp. (a)	3,525	161,480
Columbus McKinnon Corp. (NY Shares)	846	40,811
Crane Co.	1,513	139,756
Donaldson Co., Inc.	3,861	245,289
Douglas Dynamics, Inc.	692	28,157
Energy Recovery, Inc. (a)	1,255	28,589
Enerpac Tool Group Corp. Class A	1,807	48,102
EnPro Industries, Inc.	622	60,427
ESCO Technologies, Inc.	807	75,705
Evoqua Water Technologies Corp. (a)	3,660	123,635
ExOne Co. (a)	417	9,024
Federal Signal Corp.	1,863	74,948
Flowserve Corp.	3,982	160,554
Franklin Electric Co., Inc.	1,183	95,373
Gorman-Rupp Co.	565	19,459
Graco, Inc.	5,170	391,369
Helios Technologies, Inc.	946	73,835
Hillenbrand, Inc.	2,294	101,120
Hyster-Yale Materials Handling Class A	305	22,259
ITT, Inc.	2,652	242,897
John Bean Technologies Corp.	973	138,769
Kadant, Inc.	352	61,984
Kennametal, Inc.	2,576	92,530
Lincoln Electric Holdings, Inc.	1,824	240,239
Lindsay Corp.	330	54,542
Lydall, Inc. (a)	532	32,197
Manitowoc Co., Inc. (a)	1,079	26,436
Meritor, Inc. (a)	2,195	51,407
Middleby Corp. (a)	1,703	295,062
Miller Industries, Inc.	359	14,159
Mueller Industries, Inc.	1,755	76,009
Mueller Water Products, Inc. Class A	4,743	68,394
Navistar International Corp. (a)	1,467	65,282
Nikola Corp. (a)(b)	4,323	78,073
NN, Inc. (a)	1,186	8,717
Nordson Corp.	1,653	362,850
Omega Flex, Inc.	92	13,497
Oshkosh Corp.	2,095	261,121
Pentair PLC	5,076	342,579
Proto Labs, Inc. (a)	847	77,755
RBC Bearings, Inc. (a)	771	153,753
REV Group, Inc.	762	11,956
Rexnord Corp.	3,661	183,196
Snap-On, Inc.	1,659	370,670
SPX Corp. (a)	1,388	84,779
SPX Flow, Inc.	1,296	84,551
Standex International Corp.	381	36,161
Tennant Co.	563	44,956
Terex Corp.	2,131	101,478
The Greenbrier Companies, Inc. (b)	997	43,449
The Shyft Group, Inc.	1,004	37,560
Timken Co.	2,086	168,111
Toro Co.	3,295	362,055
TriMas Corp. (a)	1,297	39,338
Trinity Industries, Inc.	2,455	66,015
Wabash National Corp. (b)	1,593	25,488
Watts Water Technologies, Inc. Class A	840	122,564
Welbilt, Inc. (a)	3,942	91,257
Woodward, Inc.	1,795	220,570
		7,695,569
Marine - 0.1%
Genco Shipping & Trading Ltd.	938	17,709
Kirby Corp. (a)	1,848	112,063
Matson, Inc.	1,327	84,928
		214,700
Professional Services - 1.5%
Acacia Research Corp. (a)	1,483	10,025
ASGN, Inc. (a)	1,626	157,608
Barrett Business Services, Inc.	249	18,080
Booz Allen Hamilton Holding Corp. Class A	4,215	359,034
CACI International, Inc. Class A (a)	772	196,953
CBIZ, Inc. (a)	1,645	53,907
CRA International, Inc.	215	18,404
Dun & Bradstreet Holdings, Inc. (a)	4,210	89,968
Exponent, Inc.	1,597	142,468
Forrester Research, Inc. (a)	354	16,213
Franklin Covey Co. (a)	314	10,158
FTI Consulting, Inc. (a)	1,048	143,167
Heidrick & Struggles International, Inc.	601	26,775
Huron Consulting Group, Inc. (a)	701	34,454
ICF International, Inc.	521	45,775
Insperity, Inc.	1,094	98,865
KBR, Inc.	4,311	164,465
Kelly Services, Inc. Class A (non-vtg.) (a)	1,035	24,809
Kforce, Inc.	608	38,261
Korn Ferry	1,646	119,417
Manpower, Inc.	1,683	200,126
ManTech International Corp. Class A	843	72,953
Nielsen Holdings PLC	10,945	270,013
Resources Connection, Inc.	972	13,958
Robert Half International, Inc.	3,462	308,014
Science Applications Internati	1,782	156,335
TriNet Group, Inc. (a)	1,225	88,788
TrueBlue, Inc. (a)	1,072	30,134
Upwork, Inc. (a)	2,813	163,970
Willdan Group, Inc. (a)	362	13,626
		3,086,723
Road & Rail - 0.8%
AMERCO	276	162,674
ArcBest Corp.	767	44,632
Avis Budget Group, Inc. (a)	1,586	123,534
Covenant Transport Group, Inc. Class A (a)	277	5,728
Daseke, Inc. (a)	2,046	13,258
Heartland Express, Inc.	1,500	25,695
J.B. Hunt Transport Services, Inc.	2,558	416,826
Knight-Swift Transportation Holdings, Inc. Class A	3,755	170,702
Landstar System, Inc.	1,177	185,990
Marten Transport Ltd.	1,797	29,633
Ryder System, Inc.	1,639	121,827
Saia, Inc. (a)	808	169,268
Schneider National, Inc. Class B	1,123	24,448
U.S. Xpress Enterprises, Inc. (a)	594	5,108
Werner Enterprises, Inc.	1,749	77,865
Yellow Corp. (a)	1,344	8,749
		1,585,937
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	3,273	136,615
Applied Industrial Technologies, Inc.	1,189	108,270
Beacon Roofing Supply, Inc. (a)	1,675	89,194
BlueLinx Corp. (a)	311	15,637
Boise Cascade Co.	1,216	70,954
CAI International, Inc.	468	26,208
DXP Enterprises, Inc. (a)	464	15,451
GATX Corp. (b)	1,068	94,486
Global Industrial Co.	472	17,327
GMS, Inc. (a)	1,286	61,908
H&E Equipment Services, Inc.	990	32,937
Herc Holdings, Inc. (a)	759	85,061
McGrath RentCorp.	732	59,709
MRC Global, Inc. (a)	1,767	16,610
MSC Industrial Direct Co., Inc. Class A	1,431	128,404
NOW, Inc. (a)	3,403	32,294
Rush Enterprises, Inc. Class A	1,291	55,823
SiteOne Landscape Supply, Inc. (a)	1,358	229,855
Textainer Group Holdings Ltd. (a)	1,306	44,104
Titan Machinery, Inc. (a)	562	17,388
Triton International Ltd.	2,038	106,669
Univar, Inc. (a)	5,206	126,922
Veritiv Corp. (a)	380	23,340
Watsco, Inc.	1,007	288,646
WESCO International, Inc. (a)	1,349	138,704
		2,022,516
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	2,233	85,457

TOTAL INDUSTRIALS		31,212,170

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.8%
ADTRAN, Inc.	1,495	30,872
Applied Optoelectronics, Inc. (a)(b)	682	5,777
CalAmp Corp. (a)	1,040	13,229
Calix, Inc. (a)	1,724	81,890
Casa Systems, Inc. (a)	1,009	8,950
Ciena Corp. (a)	4,755	270,512
Clearfield, Inc. (a)	321	12,021
CommScope Holding Co., Inc. (a)	6,136	130,758
Comtech Telecommunications Corp.	763	18,434
Digi International, Inc. (a)	1,059	21,296
EchoStar Holding Corp. Class A (a)	1,514	36,775
Extreme Networks, Inc. (a)	3,708	41,381
Harmonic, Inc. (a)	2,961	25,228
Infinera Corp. (a)(b)	6,124	62,465
Inseego Corp. (a)(b)	1,946	19,635
Juniper Networks, Inc.	10,047	274,785
Lumentum Holdings, Inc. (a)	2,319	190,228
NETGEAR, Inc. (a)	950	36,404
NetScout Systems, Inc. (a)	2,251	64,244
Plantronics, Inc. (a)	1,172	48,908
Resonant, Inc. (a)(b)	1,060	3,403
Ribbon Communications, Inc. (a)	3,666	27,898
ViaSat, Inc. (a)	2,088	104,066
Viavi Solutions, Inc. (a)	6,927	122,331
		1,651,490
Electronic Equipment & Components - 1.9%
Airgain, Inc. (a)	315	6,495
Akoustis Technologies, Inc. (a)	1,173	12,563
Arlo Technologies, Inc. (a)	2,545	17,230
Arrow Electronics, Inc. (a)	2,281	259,646
Avnet, Inc.	3,030	121,442
Badger Meter, Inc.	902	88,504
Belden, Inc.	1,383	69,938
Benchmark Electronics, Inc.	1,133	32,245
Coherent, Inc. (a)	748	197,726
CTS Corp.	997	37,049
Dolby Laboratories, Inc. Class A	1,999	196,482
ePlus, Inc. (a)	416	36,063
Fabrinet (a)	1,130	108,333
FARO Technologies, Inc. (a)	554	43,085
II-VI, Inc. (a)	3,207	232,796
Insight Enterprises, Inc. (a)	1,080	108,011
Intellicheck, Inc. (a)(b)	396	3,315
IPG Photonics Corp. (a)	1,099	231,636
Itron, Inc. (a)	1,366	136,573
Jabil, Inc.	4,141	240,675
Kimball Electronics, Inc. (a)	734	15,957
Knowles Corp. (a)	2,750	54,285
Littelfuse, Inc.	751	191,347
Luna Innovations, Inc. (a)	822	8,902
Methode Electronics, Inc. Class A	1,196	58,855
MicroVision, Inc. (a)(b)	4,483	75,090
Napco Security Technolgies, Inc. (a)	342	12,439
National Instruments Corp.	4,032	170,473
nLIGHT, Inc. (a)	1,153	41,831
Novanta, Inc. (a)	1,083	145,945
OSI Systems, Inc. (a)	513	52,141
Par Technology Corp. (a)(b)	618	43,223
PC Connection, Inc.	347	16,056
Plexus Corp. (a)	890	81,355
Rogers Corp. (a)	574	115,259
Sanmina Corp. (a)	1,987	77,414
ScanSource, Inc. (a)	780	21,941
SYNNEX Corp.	1,263	153,783
TTM Technologies, Inc. (a)	2,819	40,312
Vishay Intertechnology, Inc.	4,097	92,387
Vishay Precision Group, Inc. (a)	357	12,152
Vontier Corp.	5,157	168,015
Wrap Technologies, Inc. (a)	835	6,555
		3,835,524
IT Services - 2.2%
Affirm Holdings, Inc. (b)	1,000	67,350
Alliance Data Systems Corp.	1,522	158,577
Amdocs Ltd.	4,005	309,827
BigCommerce Holdings, Inc. (a)(b)	379	24,605
BM Technologies, Inc.	90	1,120
Brightcove, Inc. (a)	1,295	18,583
Cass Information Systems, Inc.	364	14,833
Concentrix Corp. (a)	1,275	205,020
Conduent, Inc. (a)	5,190	38,925
CSG Systems International, Inc.	982	46,331
DXC Technology Co. (a)	7,791	303,382
Euronet Worldwide, Inc. (a)	1,614	218,455
EVERTEC, Inc.	1,848	80,665
EVO Payments, Inc. Class A (a)	1,406	39,002
ExlService Holdings, Inc. (a)	1,024	108,810
Fastly, Inc. Class A (a)(b)	2,619	156,092
Genpact Ltd.	5,349	243,005
GreenSky, Inc. Class A (a)	1,429	7,931
Grid Dynamics Holdings, Inc. (a)	798	11,994
GTT Communications, Inc. (a)(b)	834	2,027
Hackett Group, Inc.	875	15,768
i3 Verticals, Inc. Class A (a)	680	20,550
International Money Express, Inc. (a)	787	11,687
Jack Henry & Associates, Inc.	2,332	381,305
Limelight Networks, Inc. (a)	3,636	11,453
Liveramp Holdings, Inc. (a)	2,049	95,996
Maximus, Inc.	1,883	165,648
MoneyGram International, Inc. (a)	1,990	20,059
Paysign, Inc. (a)	925	2,942
Perficient, Inc. (a)	1,024	82,350
Rackspace Technology, Inc. (a)	1,052	20,630
Repay Holdings Corp. (a)	2,283	54,883
Sabre Corp. (a)	9,753	121,717
Sezzle, Inc. unit (a)	2,365	15,626
Shift4 Payments, Inc.	1,095	102,623
Snowflake Computing, Inc.	1,821	440,318
Switch, Inc. Class A	2,711	57,229
Sykes Enterprises, Inc. (a)	1,199	64,386
The Western Union Co.	12,574	288,825
Ttec Holdings, Inc.	558	57,524
Tucows, Inc. (a)	303	24,337
Unisys Corp. (a)	1,938	49,051
Verra Mobility Corp. (a)	4,256	65,415
WEX, Inc. (a)	1,352	262,153
		4,489,009
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. (a)	305	31,177
Advanced Energy Industries, Inc.	1,177	132,660
Allegro MicroSystems LLC (a)	1,299	35,982
Alpha & Omega Semiconductor Ltd. (a)	651	19,784
Ambarella, Inc. (a)	1,075	114,627
Amkor Technology, Inc.	3,314	78,442
Atomera, Inc. (a)(b)	558	11,964
Axcelis Technologies, Inc. (a)	1,045	42,239
AXT, Inc. (a)	1,271	13,956
Brooks Automation, Inc.	2,274	216,667
CEVA, Inc. (a)	696	32,921
Cirrus Logic, Inc. (a)	1,782	151,684
CMC Materials, Inc.	895	134,912
Cohu, Inc. (a)	1,470	54,081
CyberOptics Corp. (a)	237	9,708
Diodes, Inc. (a)	1,288	102,744
DSP Group, Inc. (a)	713	10,552
First Solar, Inc. (a)	2,595	234,873
FormFactor, Inc. (a)	2,391	87,176
Ichor Holdings Ltd. (a)	852	45,838
Impinj, Inc. (a)	662	34,153
Kopin Corp. (a)	2,228	18,225
Kulicke & Soffa Industries, Inc. (b)	1,899	116,219
Lattice Semiconductor Corp. (a)	4,181	234,889
MACOM Technology Solutions Holdings, Inc. (a)	1,424	91,250
MaxLinear, Inc. Class A (a)	2,081	88,422
MKS Instruments, Inc.	1,691	300,913
NeoPhotonics Corp. (a)	1,634	16,683
NVE Corp.	135	9,997
Onto Innovation, Inc. (a)	1,494	109,122
PDF Solutions, Inc. (a)	942	17,126
Photronics, Inc. (a)	1,914	25,284
Pixelworks, Inc. (a)	1,248	4,256
Power Integrations, Inc.	1,842	151,155
Rambus, Inc. (a)	3,421	81,112
Semtech Corp. (a)	1,990	136,912
Silicon Laboratories, Inc. (a)	1,342	205,662
SiTime Corp. (a)	385	48,737
SMART Global Holdings, Inc. (a)	444	21,170
SunPower Corp. (a)(b)	2,440	71,297
Synaptics, Inc. (a)	1,070	166,471
Ultra Clean Holdings, Inc. (a)	1,359	73,005
Universal Display Corp.	1,313	291,919
Veeco Instruments, Inc. (a)	1,521	36,565
		3,912,531
Software - 5.4%
2U, Inc. (a)(b)	2,275	94,799
8x8, Inc. (a)	3,283	91,136
A10 Networks, Inc. (a)	1,713	19,288
ACI Worldwide, Inc. (a)	3,581	132,998
Agilysys, Inc. (a)	628	35,714
Alarm.com Holdings, Inc. (a)	1,385	117,310
Altair Engineering, Inc. Class A (a)	1,370	94,489
Alteryx, Inc. Class A (a)	1,809	155,610
American Software, Inc. Class A	961	21,104
Anaplan, Inc. (a)	4,346	231,642
AppFolio, Inc. (a)	535	75,542
Appian Corp. Class A (a)(b)	1,187	163,509
Asana, Inc. (a)	502	31,139
Aspen Technology, Inc. (a)	2,077	285,671
Avaya Holdings Corp. (a)	2,285	61,467
Benefitfocus, Inc. (a)	843	11,886
Bill.Com Holdings, Inc. (a)	1,890	346,210
Blackbaud, Inc. (a)	1,479	113,247
BlackLine, Inc. (a)	1,572	174,916
Bottomline Technologies, Inc. (a)	1,211	44,904
Box, Inc. Class A (a)	4,420	112,931
CDK Global, Inc.	3,706	184,151
Cerence, Inc. (a)(b)	1,153	123,037
ChannelAdvisor Corp. (a)	919	22,525
Cloudera, Inc. (a)	6,602	104,708
CommVault Systems, Inc. (a)	1,432	111,939
Cornerstone OnDemand, Inc. (a)	1,868	96,351
Digimarc Corp. (a)(b)	453	15,176
Digital Turbine, Inc. (a)	2,301	174,945
Domo, Inc. Class B (a)	831	67,170
Dropbox, Inc. Class A (a)	9,062	274,669
Duck Creek Technologies, Inc. (a)(b)	992	43,162
Dynatrace, Inc. (a)	5,622	328,437
Ebix, Inc.	731	24,781
eGain Communications Corp. (a)	675	7,749
Elastic NV (a)	1,924	280,442
Envestnet, Inc. (a)	1,666	126,383
Everbridge, Inc. (a)	1,108	150,777
FireEye, Inc. (a)	7,299	147,586
Five9, Inc. (a)	2,040	374,116
Guidewire Software, Inc. (a)	2,557	288,225
Intelligent Systems Corp. (a)	199	6,261
InterDigital, Inc.	941	68,721
j2 Global, Inc. (a)	1,297	178,402
Jamf Holding Corp. (a)(b)	1,106	37,128
LivePerson, Inc. (a)	1,925	121,737
Manhattan Associates, Inc. (a)	1,954	283,017
McAfee Corp.	1,111	31,130
Medallia, Inc. (a)	2,541	85,759
MicroStrategy, Inc. Class A (a)(b)	235	156,158
Mimecast Ltd. (a)	1,788	94,853
Mitek Systems, Inc. (a)	1,354	26,078
Model N, Inc. (a)	929	31,837
Momentive Global, Inc. (a)	3,722	78,423
nCino, Inc. (a)(b)	462	27,683
New Relic, Inc. (a)	1,658	111,036
Nutanix, Inc. Class A (a)	5,912	225,957
Onespan, Inc. (a)	1,064	27,175
Pagerduty, Inc. (a)(b)	1,774	75,537
Palantir Technologies, Inc. (a)(b)	13,409	353,461
Paylocity Holding Corp. (a)	1,150	219,420
Pegasystems, Inc. (b)	1,209	168,281
Ping Identity Holding Corp. (a)	1,105	25,305
Progress Software Corp.	1,364	63,085
Proofpoint, Inc. (a)	1,756	305,123
PROS Holdings, Inc. (a)	1,235	56,279
Q2 Holdings, Inc. (a)	1,596	163,718
QAD, Inc. Class A	345	30,022
Qualtrics International, Inc.	1,718	65,714
Qualys, Inc. (a)	1,034	104,113
Rapid7, Inc. (a)	1,618	153,111
SailPoint Technologies Holding, Inc. (a)	2,797	142,843
SecureWorks Corp. (a)	253	4,688
ShotSpotter, Inc. (a)	269	13,119
Smartsheet, Inc. (a)	3,516	254,277
Smith Micro Software, Inc. (a)	1,120	5,846
SolarWinds, Inc. (a)	2,243	37,884
Sprout Social, Inc. (a)	855	76,454
SPS Commerce, Inc. (a)	1,094	109,236
Synchronoss Technologies, Inc. (a)(b)	946	3,396
Tenable Holdings, Inc. (a)	2,070	85,595
Teradata Corp. (a)	3,337	166,750
Upland Software, Inc. (a)	801	32,977
Varonis Systems, Inc. (a)	3,116	179,544
Verint Systems, Inc. (a)	1,995	89,915
Veritone, Inc. (a)(b)	844	16,635
Vertex, Inc. Class A (a)	711	15,599
VirnetX Holding Corp. (a)(b)	1,900	8,113
VMware, Inc. Class A (a)(b)	2,471	395,286
Vobile Group Ltd. (a)(b)	6,000	27,124
Workiva, Inc. (a)	1,271	141,500
Xperi Holding Corp.	3,248	72,236
Yext, Inc. (a)	2,972	42,470
Zix Corp. (a)	1,844	13,000
Zuora, Inc. (a)	3,108	53,613
		10,724,465
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	3,802	151,966
Avid Technology, Inc. (a)	1,279	50,073
Corsair Gaming, Inc. (b)	688	22,904
Diebold Nixdorf, Inc. (a)	2,407	30,906
Eastman Kodak Co. (a)	1,976	16,440
Immersion Corp. (a)	420	3,683
NCR Corp. (a)	3,983	181,665
Pure Storage, Inc. Class A (a)	7,514	146,748
Razer, Inc. (a)(d)	125,000	33,970
Super Micro Computer, Inc. (a)	1,298	45,664
Xerox Holdings Corp.	5,095	119,682
		803,701

TOTAL INFORMATION TECHNOLOGY		25,416,720

MATERIALS - 5.1%
Chemicals - 2.2%
AdvanSix, Inc. (a)	884	26,396
American Vanguard Corp.	847	14,831
Amyris, Inc. (a)	5,169	84,617
Ashland Global Holdings, Inc.	1,664	145,600
Avient Corp.	2,797	137,501
Axalta Coating Systems Ltd. (a)	6,369	194,191
Balchem Corp.	994	130,472
Cabot Corp.	1,728	98,375
CF Industries Holdings, Inc.	6,553	337,152
Chase Corp.	235	24,113
Element Solutions, Inc.	6,656	155,617
Ferro Corp. (a)	2,481	53,515
FutureFuel Corp.	720	6,912
GCP Applied Technologies, Inc. (a)	1,480	34,425
H.B. Fuller Co.	1,594	101,394
Hawkins, Inc.	599	19,617
Huntsman Corp.	6,095	161,639
Ingevity Corp. (a)	1,246	101,375
Innospec, Inc.	751	68,048
Intrepid Potash, Inc. (a)	285	9,080
Koppers Holdings, Inc. (a)	668	21,610
Kraton Performance Polymers, Inc. (a)	964	31,128
Kronos Worldwide, Inc.	615	8,807
Livent Corp. (a)(b)	4,886	94,593
Loop Industries, Inc. (a)(b)	810	9,987
Minerals Technologies, Inc.	1,027	80,794
NewMarket Corp.	221	71,158
Olin Corp.	4,368	202,064
Orion Engineered Carbons SA (a)	1,863	35,378
PQ Group Holdings, Inc.	1,614	24,791
Quaker Chemical Corp.	405	96,062
Rayonier Advanced Materials, Inc. (a)	2,027	13,561
RPM International, Inc.	3,984	353,301
Sensient Technologies Corp.	1,294	112,009
Stepan Co.	658	79,138
The Chemours Co. LLC	5,054	175,879
The Mosaic Co.	10,564	337,097
The Scotts Miracle-Gro Co. Class A	1,247	239,324
Tredegar Corp.	731	10,066
Trinseo SA	1,190	71,210
Tronox Holdings PLC	3,342	74,861
Valvoline, Inc.	5,529	179,471
W.R. Grace & Co.	1,905	131,674
Westlake Chemical Corp.	1,069	96,306
		4,455,139
Construction Materials - 0.2%
Eagle Materials, Inc.	1,285	182,611
Forterra, Inc. (a)	573	13,471
Summit Materials, Inc. (a)	3,519	122,637
U.S. Concrete, Inc. (a)	486	35,867
		354,586
Containers & Packaging - 1.2%
Aptargroup, Inc.	1,998	281,398
Berry Global Group, Inc. (a)	4,102	267,532
Crown Holdings, Inc.	4,133	422,434
Graphic Packaging Holding Co.	8,218	149,075
Greif, Inc. Class A	798	48,319
Myers Industries, Inc.	1,129	23,709
O-I Glass, Inc. (a)	4,827	78,825
Pactiv Evergreen, Inc.	1,197	18,039
Ranpak Holdings Corp. (A Shares) (a)	1,126	28,184
Sealed Air Corp.	4,740	280,845
Silgan Holdings, Inc.	2,371	98,397
Sonoco Products Co.	3,070	205,383
WestRock Co.	8,069	429,432
		2,331,572
Metals & Mining - 1.3%
Alcoa Corp. (a)	5,704	210,135
Allegheny Technologies, Inc. (a)	3,895	81,211
Arconic Corp. (a)	2,999	106,824
Carpenter Technology Corp.	1,461	58,761
Century Aluminum Co. (a)	1,605	20,688
Cleveland-Cliffs, Inc. (a)	14,055	303,026
Coeur d'Alene Mines Corp. (a)	7,461	66,254
Commercial Metals Co.	3,683	113,142
Compass Minerals International, Inc.	1,020	60,445
Coronado Global Resources, Inc. unit (a)(d)	18,724	11,795
Gatos Silver, Inc.	663	11,596
Gold Resource Corp.	1,995	5,147
Haynes International, Inc.	400	14,152
Hecla Mining Co.	16,421	122,172
Kaiser Aluminum Corp.	478	59,028
Materion Corp.	614	46,265
McEwen Mining, Inc. (a)(b)	9,095	12,551
Reliance Steel & Aluminum Co.	1,947	293,802
Royal Gold, Inc.	2,009	229,227
Ryerson Holding Corp. (a)	432	6,307
Schnitzer Steel Industries, Inc. Class A	842	41,300
Steel Dynamics, Inc.	6,139	365,884
SunCoke Energy, Inc.	2,657	18,971
TimkenSteel Corp. (a)(b)	1,206	17,065
United States Steel Corp.	8,037	192,888
Warrior Metropolitan Coal, Inc.	1,521	26,161
Worthington Industries, Inc.	1,070	65,463
		2,560,260
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	507	14,688
Domtar Corp. (a)	1,692	92,992
Glatfelter Corp.	1,340	18,720
Louisiana-Pacific Corp.	3,269	197,088
Mercer International, Inc. (SBI)	1,182	15,071
Neenah, Inc.	513	25,737
Resolute Forest Products	2,435	29,707
Schweitzer-Mauduit International, Inc.	972	39,249
Verso Corp.	1,045	18,497
		451,749

TOTAL MATERIALS		10,153,306

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust (SBI)	2,693	59,138
Agree Realty Corp.	2,064	145,491
Alexander & Baldwin, Inc.	2,247	41,165
Alexanders, Inc.	69	18,489
American Assets Trust, Inc.	1,537	57,315
American Campus Communities, Inc.	4,237	197,953
American Finance Trust, Inc.	3,407	28,891
American Homes 4 Rent Class A	8,271	321,328
Americold Realty Trust	7,759	293,678
Apartment Income (REIT) Corp.	4,577	217,087
Apartment Investment & Management Co. Class A	4,602	30,879
Apple Hospitality (REIT), Inc.	6,406	97,756
Armada Hoffler Properties, Inc.	1,914	25,437
Bluerock Residential Growth (REIT), Inc.	665	6,763
Brandywine Realty Trust (SBI)	5,239	71,827
Brixmor Property Group, Inc.	9,130	208,986
Broadstone Net Lease, Inc. (b)	1,210	28,326
Camden Property Trust (SBI)	2,997	397,612
CareTrust (REIT), Inc.	3,028	70,340
CatchMark Timber Trust, Inc.	1,549	18,123
Centerspace	416	32,822
Chatham Lodging Trust (a)	1,523	19,601
City Office REIT, Inc.	1,310	16,283
Columbia Property Trust, Inc.	3,510	61,039
Community Healthcare Trust, Inc.	722	34,266
CorEnergy Infrastructure Trust, Inc.	402	2,661
CoreSite Realty Corp.	1,312	176,595
Corporate Office Properties Trust (SBI)	3,457	96,761
Cousins Properties, Inc.	4,593	168,931
CTO Realty Growth, Inc.	197	10,543
CubeSmart	6,141	284,451
CyrusOne, Inc.	3,698	264,481
DiamondRock Hospitality Co. (a)	6,533	63,370
Digitalbridge Group, Inc. (a)	15,077	119,108
Diversified Healthcare Trust (SBI)	7,333	30,652
Douglas Emmett, Inc.	5,065	170,285
Easterly Government Properties, Inc.	2,552	53,796
EastGroup Properties, Inc.	1,225	201,451
Empire State Realty Trust, Inc.	4,367	52,404
EPR Properties (a)	2,308	121,585
Equity Commonwealth	3,753	98,329
Equity Lifestyle Properties, Inc.	5,206	386,858
Essential Properties Realty Trust, Inc.	3,548	95,938
Farmland Partners, Inc.	833	10,038
Federal Realty Investment Trust (SBI)	2,147	251,564
First Industrial Realty Trust, Inc.	3,991	208,450
Four Corners Property Trust, Inc.	2,349	64,856
Franklin Street Properties Corp.	2,996	15,759
Gaming & Leisure Properties	6,726	311,616
Getty Realty Corp.	1,162	36,196
Gladstone Commercial Corp.	1,144	25,809
Gladstone Land Corp.	715	17,203
Global Medical REIT, Inc.	1,363	20,118
Global Net Lease, Inc.	2,821	52,189
Healthcare Realty Trust, Inc.	4,321	130,494
Healthcare Trust of America, Inc.	6,739	179,931
Hersha Hospitality Trust (a)	1,086	11,685
Highwoods Properties, Inc. (SBI)	3,210	144,996
Host Hotels & Resorts, Inc. (a)	21,618	369,452
Hudson Pacific Properties, Inc.	4,652	129,419
Independence Realty Trust, Inc.	3,204	58,409
Industrial Logistics Properties Trust	2,026	52,960
Iron Mountain, Inc.	8,838	374,024
iStar Financial, Inc.	2,309	47,866
JBG SMITH Properties	3,446	108,583
Kilroy Realty Corp.	3,253	226,539
Kimco Realty Corp.	13,293	277,159
Kite Realty Group Trust	2,643	58,172
Lamar Advertising Co. Class A	2,657	277,444
Lexington Corporate Properties Trust	8,591	102,662
Life Storage, Inc.	2,320	249,052
LTC Properties, Inc.	1,251	48,026
Mack-Cali Realty Corp.	2,641	45,293
Monmouth Real Estate Investment Corp. Class A	3,099	58,013
National Health Investors, Inc.	1,411	94,608
National Retail Properties, Inc.	5,394	252,871
National Storage Affiliates Trust	1,982	100,210
NETSTREIT Corp.	761	17,549
New Senior Investment Group, Inc.	2,505	21,994
NexPoint Residential Trust, Inc.	711	39,091
Office Properties Income Trust	1,523	44,639
Omega Healthcare Investors, Inc.	7,126	258,603
One Liberty Properties, Inc.	542	15,387
Outfront Media, Inc. (a)	4,456	107,078
Paramount Group, Inc.	5,025	50,602
Park Hotels & Resorts, Inc. (a)	7,252	149,464
Pebblebrook Hotel Trust	4,032	94,954
Physicians Realty Trust	6,527	120,554
Piedmont Office Realty Trust, Inc. Class A	3,876	71,590
Plymouth Industrial REIT, Inc.	880	17,618
Potlatch Corp.	2,067	109,861
Preferred Apartment Communities, Inc. Class A	1,602	15,620
PS Business Parks, Inc.	636	94,179
QTS Realty Trust, Inc. Class A	1,980	153,054
Rayonier, Inc.	4,245	152,523
Regency Centers Corp.	4,859	311,316
Retail Opportunity Investments Corp.	3,695	65,254
Retail Properties America, Inc.	6,613	75,719
Retail Value, Inc.	486	10,571
Rexford Industrial Realty, Inc.	4,062	231,331
RLJ Lodging Trust	5,074	77,277
RPT Realty	2,585	33,553
Ryman Hospitality Properties, Inc. (a)	1,695	133,837
Sabra Health Care REIT, Inc.	6,530	118,846
Safehold, Inc.	461	36,189
Saul Centers, Inc.	413	18,771
Seritage Growth Properties (a)	1,132	20,829
Service Properties Trust	4,985	62,811
SITE Centers Corp.	5,155	77,634
SL Green Realty Corp.	2,128	170,240
Spirit Realty Capital, Inc.	3,535	169,114
Stag Industrial, Inc.	4,916	184,006
Store Capital Corp.	7,378	254,615
Summit Hotel Properties, Inc. (a)	3,310	30,882
Sunstone Hotel Investors, Inc. (a)	6,544	81,276
Tanger Factory Outlet Centers, Inc. (b)	2,909	54,835
Terreno Realty Corp.	2,143	138,266
The GEO Group, Inc. (b)	3,819	27,191
The Macerich Co.	3,608	65,846
UDR, Inc.	9,114	446,404
UMH Properties, Inc.	1,253	27,340
Uniti Group, Inc.	7,247	76,746
Universal Health Realty Income Trust (SBI)	407	25,051
Urban Edge Properties	3,420	65,322
Urstadt Biddle Properties, Inc. Class A	1,010	19,574
VEREIT, Inc.	7,021	322,475
Vornado Realty Trust	4,812	224,576
Washington REIT (SBI)	2,597	59,731
Weingarten Realty Investors (SBI)	3,727	119,525
Whitestone REIT Class B	1,164	9,603
WP Carey, Inc.	5,395	402,575
Xenia Hotels & Resorts, Inc. (a)	3,453	64,675
		15,158,626
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	3,292	57,511
eXp World Holdings, Inc. (a)(b)	1,715	66,491
Forestar Group, Inc. (a)	475	9,932
Howard Hughes Corp. (a)	1,379	134,397
Jones Lang LaSalle, Inc. (a)	1,567	306,286
Kennedy-Wilson Holdings, Inc.	3,707	73,658
Marcus & Millichap, Inc. (a)	755	29,347
Newmark Group, Inc.	5,015	60,230
RE/MAX Holdings, Inc.	568	18,931
Realogy Holdings Corp. (a)	3,560	64,863
Redfin Corp. (a)	3,162	200,502
Tejon Ranch Co. (a)	602	9,156
The RMR Group, Inc.	497	19,204
The St. Joe Co.	941	41,978
		1,092,486

TOTAL REAL ESTATE		16,251,112

UTILITIES - 2.8%
Electric Utilities - 0.9%
Allete, Inc.	1,590	111,268
Avangrid, Inc.	1,703	87,585
Hawaiian Electric Industries, Inc.	3,349	141,596
IDACORP, Inc.	1,546	150,735
MGE Energy, Inc.	1,110	82,628
NRG Energy, Inc.	7,492	301,928
OGE Energy Corp.	6,109	205,568
Otter Tail Corp.	1,256	61,305
Pinnacle West Capital Corp.	3,448	282,633
PNM Resources, Inc.	2,583	125,973
Portland General Electric Co.	2,744	126,444
Spark Energy, Inc. Class A, (b)	296	3,354
		1,681,017
Gas Utilities - 0.7%
Atmos Energy Corp.	3,922	376,943
Chesapeake Utilities Corp.	537	64,617
National Fuel Gas Co.	2,784	145,464
New Jersey Resources Corp.	2,962	117,206
Northwest Natural Holding Co.	937	49,211
ONE Gas, Inc.	1,635	121,186
South Jersey Industries, Inc.	3,082	79,916
Southwest Gas Corp.	1,736	114,906
Spire, Inc.	1,588	114,765
UGI Corp.	6,377	295,319
		1,479,533
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	862	21,740
Class C	2,469	65,379
Ormat Technologies, Inc. (b)	1,380	95,951
Sunnova Energy International, Inc. (a)	1,951	73,475
Vistra Corp.	14,805	274,633
		531,178
Multi-Utilities - 0.6%
Avista Corp.	2,132	90,972
Black Hills Corp.	1,925	126,338
CenterPoint Energy, Inc.	16,870	413,652
MDU Resources Group, Inc.	6,162	193,117
NiSource, Inc.	11,983	293,584
NorthWestern Energy Corp.	1,554	93,582
Unitil Corp.	463	24,525
		1,235,770
Water Utilities - 0.3%
American States Water Co.	1,121	89,187
Cadiz, Inc. (a)(b)	943	12,825
California Water Service Group	1,548	85,976
Essential Utilities, Inc.	6,834	312,314
Middlesex Water Co.	534	43,644
SJW Corp.	794	50,260
York Water Co.	415	18,800
		613,006

TOTAL UTILITIES		5,540,504

TOTAL COMMON STOCKS
(Cost $158,679,991)		191,830,343

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.06% (e)	8,218,929	8,220,573
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	9,433,666	9,434,609
TOTAL MONEY MARKET FUNDS
(Cost $17,655,182)		17,655,182
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $176,335,173)		209,485,525
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(8,818,680)
NET ASSETS - 100%		$200,666,845

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	35	Sept. 2021	$4,038,650	$(1,526)	$(1,526)
CME E-mini S&P MidCap 400 Index Contracts (United States)	18	Sept. 2021	4,846,320	(42,584)	(42,584)
TOTAL FUTURES CONTRACTS					$(44,110)

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,664 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,456
Fidelity Securities Lending Cash Central Fund	22,447
Total	$23,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,006,878	$62,328,201	$56,114,448	$(58)	$--	$8,220,573	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,597,730	19,050,652	14,213,773	--	--	9,434,609	0.0%
Total	$6,604,608	$81,378,853	$70,328,221	$(58)	$--	$17,655,182

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,754,832	$7,752,054	$--	$2,778
Consumer Discretionary	26,556,446	26,556,397	--	49
Consumer Staples	6,614,668	6,614,668	--	--
Energy	6,427,327	6,427,327	--	--
Financials	30,391,185	30,391,185	--	--
Health Care	25,512,073	25,506,639	--	5,434
Industrials	31,212,170	31,212,170	--	--
Information Technology	25,416,720	25,415,600	1,120	--
Materials	10,153,306	10,153,306	--	--
Real Estate	16,251,112	16,251,112	--	--
Utilities	5,540,504	5,540,504	--	--
Money Market Funds	17,655,182	17,655,182	--	--
Total Investments in Securities:	$209,485,525	$209,476,144	$1,120	$8,261
Derivative Instruments:
Liabilities
Futures Contracts	$(44,110)	$(44,110)	$--	$--
Total Liabilities	$(44,110)	$(44,110)	$--	$--
Total Derivative Instruments:	$(44,110)	$(44,110)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(44,110)
Total Equity Risk	0	(44,110)
Total Value of Derivatives	$0	$(44,110)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,188,280) — See accompanying schedule: Unaffiliated issuers (cost $158,679,991)	$191,830,343
Fidelity Central Funds (cost $17,655,182)	17,655,182
Total Investment in Securities (cost $176,335,173)		$209,485,525
Segregated cash with brokers for derivative instruments		483,500
Foreign currency held at value (cost $480)		468
Dividends receivable		168,568
Distributions receivable from Fidelity Central Funds		5,289
Receivable for daily variation margin on futures contracts		9,796
Total assets		210,153,146
Liabilities
Payable for investments purchased	$4,416
Payable for fund shares redeemed	22,964
Accrued management fee	11,491
Distribution and service plan fees payable	2,949
Other affiliated payables	9,848
Collateral on securities loaned	9,434,633
Total liabilities		9,486,301
Net Assets		$200,666,845
Net Assets consist of:
Paid in capital		$157,997,928
Total accumulated earnings (loss)		42,668,917
Net Assets		$200,666,845
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($173,609,870 ÷ 11,617,214 shares)		$14.94
Service Class:
Net Asset Value, offering price and redemption price per share ($21,126,099 ÷ 1,416,365 shares)		$14.92
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,930,876 ÷ 397,926 shares)		$14.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$1,028,964
Interest		95
Income from Fidelity Central Funds (including $22,447 from security lending)		23,903
Total income		1,052,962
Expenses
Management fee	$58,120
Transfer agent fees	49,816
Distribution and service plan fees	16,757
Independent trustees' fees and expenses	248
Total expenses before reductions	124,941
Expense reductions	(13)
Total expenses after reductions		124,928
Net investment income (loss)		928,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,210,380
Fidelity Central Funds	(58)
Foreign currency transactions	85
Futures contracts	904,504
Total net realized gain (loss)		11,114,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,517,807
Assets and liabilities in foreign currencies	(63)
Futures contracts	(103,124)
Total change in net unrealized appreciation (depreciation)		13,414,620
Net gain (loss)		24,529,531
Net increase (decrease) in net assets resulting from operations		$25,457,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$928,034	$991,262
Net realized gain (loss)	11,114,911	(1,795,191)
Change in net unrealized appreciation (depreciation)	13,414,620	15,140,199
Net increase (decrease) in net assets resulting from operations	25,457,565	14,336,270
Distributions to shareholders	–	(1,225,615)
Share transactions - net increase (decrease)	57,102,303	28,677,171
Total increase (decrease) in net assets	82,559,868	41,787,826
Net Assets
Beginning of period	118,106,977	76,319,151
End of period	$200,666,845	$118,106,977

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.52	$10.87	$8.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13	.15	.11
Net realized and unrealized gain (loss)	2.34	1.66	2.13	(1.21)
Total from investment operations	2.42	1.79	2.28	(1.10)
Distributions from net investment income	–	(.14)	(.12)	(.08)
Distributions from net realized gain	–	–	(.11)	–
Total distributions	–	(.14)	(.23)	(.08)
Net asset value, end of period	$14.94	$12.52	$10.87	$8.82
Total ReturnC,D,E	19.33%	16.46%	25.88%	(10.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.13%	.13%	.13%H
Expenses net of fee waivers, if any	.13%H	.13%	.13%	.13%H
Expenses net of all reductions	.13%H	.13%	.13%	.13%H
Net investment income (loss)	1.13%H	1.34%	1.47%	1.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$173,610	$95,143	$73,052	$30,342
Portfolio turnover rateI	37%H	46%	17%	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$10.86	$10.44
Income from Investment Operations
Net investment income (loss)B	.07	.13	.12
Net realized and unrealized gain (loss)	2.35	1.65	.53
Total from investment operations	2.42	1.78	.65
Distributions from net investment income	–	(.14)	(.12)
Distributions from net realized gain	–	–	(.11)
Total distributions	–	(.14)	(.23)
Net asset value, end of period	$14.92	$12.50	$10.86
Total ReturnC,D,E	19.36%	16.37%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.23%	.23%H
Expenses net of fee waivers, if any	.23%H	.23%	.23%H
Expenses net of all reductions	.23%H	.23%	.23%H
Net investment income (loss)	1.03%H	1.24%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,126	$18,141	$2,133
Portfolio turnover rateI	37%H	46%	17%H

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$10.87	$8.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.11	.12	.10
Net realized and unrealized gain (loss)	2.34	1.65	2.12	(1.21)
Total from investment operations	2.40	1.76	2.24	(1.11)
Distributions from net investment income	–	(.13)	(.10)	(.06)
Distributions from net realized gain	–	–	(.11)	–
Total distributions	–	(.13)	(.20)C	(.06)
Net asset value, end of period	$14.90	$12.50	$10.87	$8.83
Total ReturnD,E,F	19.20%	16.19%	25.44%	(11.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%I	.38%	.38%	.38%I
Expenses net of fee waivers, if any	.38%I	.38%	.38%	.38%I
Expenses net of all reductions	.38%I	.38%	.38%	.38%I
Net investment income (loss)	.88%I	1.09%	1.22%	1.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,931	$4,824	$1,134	$883
Portfolio turnover rateJ	37%I	46%	17%	11%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.5
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.2
Nestle SA (Reg. S) (Switzerland, Food Products)	1.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	0.7
10.5

Top Market Sectors as of June 30, 2021

% of fund's net assets
Financials	19.0
Consumer Discretionary	12.3
Industrials	11.9
Information Technology	11.7
Health Care	8.5
Materials	7.8
Consumer Staples	7.4
Communication Services	7.3
Energy	4.6
Utilities	2.3

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
Japan	15.4%
United Kingdom	8.1%
Canada	7.2%
Cayman Islands	7.1%
France	5.6%
United States of America	5.4%
Switzerland	5.4%
Germany	5.0%
Australia	4.4%
Other	36.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2021

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

VIP International Index Portfolio

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
		Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)		3,063	$271,448
AGL Energy Ltd.		8,396	51,632
ALS Ltd.		6,453	63,106
Altium Ltd.		1,641	45,153
Alumina Ltd.		31,658	39,055
AMP Ltd.		46,313	39,074
Ampol Ltd.		3,100	65,584
Ansell Ltd.		1,724	56,255
APA Group unit		15,473	103,275
ARB Corp. Ltd.		1,032	33,427
Aristocrat Leisure Ltd.		8,337	269,413
ASX Ltd.		2,521	146,920
Atlas Arteria Ltd. unit		12,415	59,309
Aurizon Holdings Ltd.		24,355	67,946
AusNet Services		25,601	33,599
Australia & New Zealand Banking Group Ltd.		37,306	787,570
Bank of Queensland Ltd.		8,411	57,464
Beach Energy Ltd.		21,316	19,823
Bendigo & Adelaide Bank Ltd.		6,744	53,055
BHP Group Ltd.		38,615	1,404,826
BlueScope Steel Ltd.		6,566	108,135
Boral Ltd. (a)		13,460	74,193
Brambles Ltd.		19,122	164,056
Breville Group Ltd.		1,296	29,071
carsales.com Ltd.		3,655	54,163
Challenger Ltd.		7,418	30,097
Charter Hall Group unit		6,143	71,500
Cleanaway Waste Management Ltd.		26,141	51,756
Cochlear Ltd.		859	162,128
Coles Group Ltd.		17,464	223,830
Commonwealth Bank of Australia		23,265	1,742,490
Computershare Ltd.		7,358	93,256
Crown Ltd. (a)		4,620	41,265
CSL Ltd.		5,963	1,275,356
CSR Ltd.		6,506	28,104
DEXUS Property Group unit		14,052	112,444
Dominos Pizza Enterprises Ltd.		830	75,012
Downer EDI Ltd.		9,429	39,528
Endeavour Group Ltd. (a)		16,581	78,216
Evolution Mining Ltd.		22,336	75,379
Fortescue Metals Group Ltd.		21,791	381,426
Goodman Group unit		21,972	348,837
Harvey Norman Holdings Ltd.		9,182	37,736
IDP Education Ltd.		2,245	41,316
IGO Ltd.		9,026	51,648
Iluka Resources Ltd.		5,470	37,535
Incitec Pivot Ltd.		25,034	44,683
Insurance Australia Group Ltd.		32,193	124,579
JB Hi-Fi Ltd.		1,546	58,644
Lendlease Group unit		8,965	77,049
Lynas Rare Earths Ltd. (a)		11,621	49,764
Macquarie Group Ltd.		4,459	523,106
Magellan Financial Group Ltd.		1,878	75,857
Medibank Private Ltd.		35,823	84,895
Metcash Ltd.		13,294	39,780
Mineral Resources Ltd.		2,199	88,608
Mirvac Group unit		51,211	112,145
National Australia Bank Ltd.		43,269	850,828
Newcrest Mining Ltd.		10,684	202,555
NEXTDC Ltd. (a)		6,045	53,767
Nine Entertainment Co. Holdings Ltd.		19,709	43,012
Northern Star Resources Ltd.		15,231	111,712
Orica Ltd.		5,283	52,615
Origin Energy Ltd.		22,922	77,529
OZ Minerals Ltd.		4,335	73,083
Qantas Airways Ltd.		24,291	84,891
QBE Insurance Group Ltd.		19,234	155,210
Qube Holdings Ltd.		24,149	57,410
Ramsay Health Care Ltd.		2,431	114,766
REA Group Ltd.		659	83,538
Reliance Worldwide Corp. Ltd.		9,905	39,073
Rio Tinto Ltd.		4,867	462,237
Santos Ltd.		24,515	130,350
Scentre Group unit		67,806	139,332
SEEK Ltd.		4,591	114,102
Seven Group Holdings Ltd.		1,936	29,546
Sonic Healthcare Ltd.		6,260	180,276
South32 Ltd.		62,466	137,260
Spark Infrastructure Group unit		23,272	39,269
Steadfast Group Ltd.		11,635	38,393
Stockland Corp. Ltd. unit		31,112	108,729
Suncorp Group Ltd.		16,715	139,268
Sydney Airport unit (a)		35,181	152,763
Tabcorp Holdings Ltd.		28,859	112,110
Telstra Corp. Ltd.		155,633	438,856
The GPT Group unit		25,271	92,865
The Star Entertainment Group Ltd.		11,606	32,117
Transurban Group unit		35,826	382,327
Treasury Wine Estates Ltd.		9,470	82,952
Vicinity Centres unit		50,655	58,693
Washington H. Soul Pattinson & Co. Ltd.		1,652	41,789
Wesfarmers Ltd.		14,853	658,315
Westpac Banking Corp.		48,102	930,860
WiseTech Global Ltd.		2,088	49,999
Woodside Petroleum Ltd.		12,612	210,070
Woolworths Group Ltd.		16,581	474,144
WorleyParsons Ltd.		4,320	38,748
Zip Co. Ltd. (a)		5,410	30,713

TOTAL AUSTRALIA			17,681,593

Austria - 0.2%
Andritz AG		966	54,271
BAWAG Group AG (b)		933	49,651
CA Immobilien Anlagen AG		953	39,720
Erste Group Bank AG		3,867	141,869
IMMOFINANZ Immobilien Anlagen AG (a)		1,204	27,054
Lenzing AG (a)		186	22,761
Mayr-Melnhof Karton AG		118	25,129
Oesterreichische Post AG		371	19,730
OMV AG		1,876	106,708
Raiffeisen International Bank-Holding AG		1,837	41,604
Verbund AG		886	81,577
Voestalpine AG		1,428	58,146
Wienerberger AG		1,484	57,189

TOTAL AUSTRIA			725,409

Bailiwick of Jersey - 0.5%
Clarivate Analytics PLC (a)		3,424	94,263
Experian PLC		12,076	466,244
Ferguson PLC		3,042	422,904
Glencore Xstrata PLC		143,359	615,310
Polymetal International PLC		3,615	77,735
WPP PLC		16,108	217,746

TOTAL BAILIWICK OF JERSEY			1,894,202

Belgium - 0.6%
Ackermans & Van Haaren SA		299	50,486
Aedifica SA		444	58,596
Ageas		2,409	133,683
Anheuser-Busch InBev SA NV		11,104	800,474
Cofinimmo SA		366	55,724
Colruyt NV		836	46,749
D'ieteren Group		318	38,461
Elia System Operator SA/NV		454	47,911
Galapagos Genomics NV (a)		617	42,660
Groupe Bruxelles Lambert SA		1,537	171,934
KBC Groep NV		4,425	337,378
Melexis NV		253	26,265
Proximus		2,085	40,274
Sofina SA		200	86,275
Solvay SA Class A		955	121,392
Telenet Group Holding NV		645	24,275
UCB SA		1,669	174,470
Umicore SA		2,613	159,566
Warehouses de Pauw		1,750	66,817

TOTAL BELGIUM			2,483,390

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		56,000	124,199
Brilliance China Automotive Holdings Ltd. (c)		34,000	31,967
China Gas Holdings Ltd.		26,600	81,195
China Resource Gas Group Ltd.		12,000	72,022
China Youzan Ltd. (a)		188,000	35,836
Credicorp Ltd. (United States) (a)		804	97,372
Hiscox Ltd. (a)		4,592	52,824
Hongkong Land Holdings Ltd.		15,015	71,471
Jardine Matheson Holdings Ltd.		3,403	217,520
Kunlun Energy Co. Ltd.		50,000	46,108
Man Wah Holdings Ltd.		18,000	43,260
Nine Dragons Paper (Holdings) Ltd.		22,000	28,221

TOTAL BERMUDA			901,995

Brazil - 1.1%
Ambev SA		57,300	196,653
Atacadao SA		5,000	21,111
B2W Companhia Global do Varejo (a)		2,971	39,579
B3 SA - Brasil Bolsa Balcao		80,600	272,567
Banco Bradesco SA		19,131	84,081
Banco do Brasil SA		18,500	119,507
Banco Inter SA unit		7,603	118,911
BB Seguridade Participacoes SA		8,700	40,406
BR Malls Participacoes SA (a)		9,700	19,775
BRF SA (a)		9,800	53,849
BTG Pactual Participations Ltd. unit		3,100	76,076
CCR SA		15,300	41,374
Centrais Eletricas Brasileiras SA (Electrobras)		4,686	40,672
Cogna Educacao (a)		26,600	23,157
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		2,000	15,545
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		4,600	33,831
Companhia Siderurgica Nacional SA (CSN)		8,400	74,292
Compania de Locacao das Americas		4,600	25,350
Cosan SA		13,200	63,588
Cyrela Brazil Realty SA		4,400	20,647
Energisa SA unit		3,400	31,855
Eneva SA (a)		13,100	44,722
ENGIE Brasil Energia SA		3,450	27,156
Equatorial Energia SA		10,000	49,861
Hapvida Participacoes e Investimentos SA (b)		14,500	44,924
Hypermarcas SA		5,600	38,810
JBS SA		12,200	71,378
Klabin SA unit (a)		9,100	48,191
Localiza Rent A Car SA		7,630	98,178
Locaweb Servicos de Internet SA (b)		5,400	29,379
Lojas Renner SA		11,670	103,777
Magazine Luiza SA		34,720	147,639
Natura & Co. Holding SA (a)		10,793	123,124
Notre Dame Intermedica Participacoes SA		6,724	114,816
Oi SA (a)		76,300	23,164
Petro Rio SA (a)		9,000	35,267
Petrobras Distribuidora SA		9,700	52,032
Petroleo Brasileiro SA - Petrobras (ON)		46,700	284,399
Qualicorp Consultoria E Corret		3,000	17,437
Raia Drogasil SA		14,900	74,024
Rede D'Oregon Sao Luiz SA (b)		8,600	119,357
Rumo SA (a)		15,700	60,448
Sendas Distribuidora SA		1,900	33,058
Sul America SA unit		4,128	28,866
Suzano Papel e Celulose SA (a)		9,279	111,580
Telefonica Brasil SA		5,800	48,977
TIM SA		11,500	26,659
Totvs SA		6,400	48,446
Transmissora Alianca de Energia Eletrica SA unit		4,700	34,869
Ultrapar Participacoes SA		10,500	38,822
Ultrapar Participacoes SA rights (a)(c)		12,952	0
Vale SA		45,000	1,024,619
Via Varejo SA (a)		19,351	61,432
Weg SA		19,100	129,374
YDUQS Participacoes SA		3,400	22,449

TOTAL BRAZIL			4,630,060

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		1,460	33,084
Nomad Foods Ltd. (a)		1,922	54,335

TOTAL BRITISH VIRGIN ISLANDS			87,419

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)		3,192	193,024
Air Canada (a)		4,348	89,443
Alamos Gold, Inc.		5,365	40,986
Algonquin Power & Utilities Corp. (d)		7,861	117,129
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		11,098	407,804
AltaGas Ltd.		3,665	76,931
B2Gold Corp.		13,845	58,078
Ballard Power Systems, Inc. (a)		3,151	57,143
Bank of Montreal		8,501	871,359
Bank of Nova Scotia		15,954	1,037,602
Barrick Gold Corp. (Canada)		23,325	482,456
Bausch Health Cos., Inc. (Canada) (a)		4,060	119,154
BCE, Inc.		11,880	585,854
BlackBerry Ltd. (a)		6,701	81,898
Boralex, Inc. Class A		1,137	34,625
Boyd Group Services, Inc.		292	53,138
Brookfield Asset Management Reinsurance Partners Ltd. (a)		126	6,658
Brookfield Asset Management, Inc. (Canada) Class A		18,399	938,652
Brookfield Renewable Corp.		1,602	67,306
BRP, Inc.		545	42,647
CAE, Inc. (a)		3,701	113,992
Cameco Corp.		5,199	99,652
Canadian Apartment Properties (REIT) unit		2,254	105,681
Canadian Imperial Bank of Commerce		5,884	669,806
Canadian National Railway Co.		9,339	985,356
Canadian Natural Resources Ltd.		15,548	564,424
Canadian Pacific Railway Ltd.		8,745	672,454
Canadian Tire Ltd. Class A (non-vtg.)		752	119,000
Canadian Utilities Ltd. Class A (non-vtg.)		1,665	46,205
Capital Power Corp.		1,478	48,826
Cargojet, Inc.		222	32,958
CCL Industries, Inc. Class B		1,970	108,496
Cenovus Energy, Inc. (Canada)		16,382	156,736
CGI, Inc. Class A (sub. vtg.) (a)		2,896	262,570
Colliers International Group, Inc.		417	46,699
Constellation Software, Inc.		261	395,292
Descartes Systems Group, Inc. (Canada) (a)		1,122	77,597
Dollarama, Inc.		3,788	173,387
Element Fleet Management Corp.		5,872	68,497
Emera, Inc.		3,290	149,266
Empire Co. Ltd. Class A (non-vtg.)		2,231	70,371
Enbridge, Inc.		26,596	1,064,827
Fairfax Financial Holdings Ltd. (sub. vtg.)		356	156,116
Finning International, Inc.		2,146	56,178
First Majestic Silver Corp.		2,536	40,057
First Quantum Minerals Ltd.		7,243	166,935
FirstService Corp.		488	83,699
Fortis, Inc.		6,123	271,030
Franco-Nevada Corp.		2,504	363,379
George Weston Ltd.		927	88,355
Gildan Activewear, Inc.		2,603	96,048
Great-West Lifeco, Inc.		3,600	106,931
Hydro One Ltd. (b)		3,998	96,628
iA Financial Corp, Inc.		1,405	76,495
Imperial Oil Ltd.		2,900	88,385
Intact Financial Corp.		1,878	255,142
Inter Pipeline Ltd.		5,640	91,680
Ivanhoe Mines Ltd. (a)		7,363	53,161
Keyera Corp.		2,863	76,933
Kinaxis, Inc. (a)		367	48,279
Kinross Gold Corp.		16,493	104,578
Kirkland Lake Gold Ltd.		3,497	134,763
Lightspeed POS, Inc. (Canada) (a)		1,180	98,762
Loblaw Companies Ltd.		2,117	130,289
Lundin Mining Corp.		8,441	76,130
Magna International, Inc. Class A (sub. vtg.)		3,590	332,385
Manulife Financial Corp.		25,491	501,759
Metro, Inc. Class A (sub. vtg.)		3,287	157,588
National Bank of Canada		4,434	331,835
Northland Power, Inc.		2,623	89,486
Nutrien Ltd.		7,469	452,563
Nuvei Corp. (b)		703	57,540
Onex Corp. (sub. vtg.)		1,026	74,500
Open Text Corp.		3,586	182,106
Pan American Silver Corp.		2,759	78,825
Parkland Corp.		1,967	63,567
Pembina Pipeline Corp.		7,223	229,521
Power Corp. of Canada (sub. vtg.)		7,505	237,210
Premium Brands Holdings Corp.		498	50,591
Primo Water Corp.		2,209	36,957
Quebecor, Inc. Class B (sub. vtg.)		2,261	60,301
Restaurant Brands International, Inc.		4,008	258,244
Ritchie Bros. Auctioneers, Inc.		1,447	85,786
Rogers Communications, Inc. Class B (non-vtg.)		4,599	244,493
Royal Bank of Canada		18,722	1,896,818
Saputo, Inc.		3,141	93,678
Shaw Communications, Inc. Class B		5,925	171,641
Shopify, Inc. Class A (a)		1,473	2,154,209
SNC-Lavalin Group, Inc.		2,298	59,786
SSR Mining, Inc.		2,877	44,933
Stantec, Inc.		1,477	65,903
Sun Life Financial, Inc.		7,695	396,793
Suncor Energy, Inc.		20,014	479,361
TC Energy Corp.		12,842	635,470
Teck Resources Ltd. Class B (sub. vtg.)		6,110	140,723
TELUS Corp.		17,684	396,592
TFI International, Inc. (Canada)		1,165	106,359
The Toronto-Dominion Bank		23,913	1,675,801
Thomson Reuters Corp.		2,211	219,620
Tilray, Inc. Class 2 (a)		3,749	67,685
TMX Group Ltd.		676	71,406
Toromont Industries Ltd.		1,081	94,182
Tourmaline Oil Corp.		3,576	102,209
Waste Connection, Inc. (Canada)		3,461	413,500
West Fraser Timber Co. Ltd.		1,056	75,809
Wheaton Precious Metals Corp.		5,889	259,580
WSP Global, Inc.		943	110,078
Yamana Gold, Inc.		12,616	53,126

TOTAL CANADA			27,464,451

Cayman Islands - 7.1%
21Vianet Group, Inc. ADR (a)		1,275	29,261
AAC Technology Holdings, Inc.		9,500	71,088
Airtac International Group		2,000	77,013
Akeso, Inc. (a)(b)		8,000	64,552
Alchip Technologies Ltd.		1,000	21,886
Alibaba Group Holding Ltd. sponsored ADR (a)		24,109	5,467,439
Anta Sports Products Ltd.		15,000	353,155
ASM Pacific Technology Ltd.		4,100	55,552
Autohome, Inc. ADR Class A		767	49,057
Baidu.com, Inc. sponsored ADR (a)		3,572	728,331
BeiGene Ltd. ADR (a)		515	176,743
Bilibili, Inc. ADR (a)(d)		2,921	355,895
BizLink Holding, Inc.		2,000	18,555
Chailease Holding Co. Ltd.		17,465	126,683
China Conch Venture Holdings Ltd.		21,500	90,549
China Feihe Ltd. (b)		37,000	79,868
China Literature Ltd. (a)(b)		4,600	51,159
China Mengniu Dairy Co. Ltd.		36,000	217,689
China Resources Land Ltd.		38,000	153,922
CIFI Holdings Group Co. Ltd.		51,466	40,169
CK Asset Holdings Ltd.		32,134	221,834
CK Hutchison Holdings Ltd.		35,500	276,619
Country Garden Holdings Co. Ltd.		95,494	107,002
Country Garden Services Holdings Co. Ltd.		23,000	248,535
Daqo New Energy Corp. ADR (a)		626	40,703
ENN Energy Holdings Ltd.		9,900	188,455
ESR Cayman Ltd. (a)(b)		13,600	45,892
Futu Holdings Ltd. ADR (a)		820	146,854
Gaotu Techedu, Inc. ADR (a)(d)		1,436	21,210
GCL-Poly Energy Holdings Ltd. (a)(c)		216,000	55,083
GDS Holdings Ltd. ADR (a)		1,490	116,950
Geely Automobile Holdings Ltd.		75,000	236,177
General Interface Solution Holding Ltd.		3,000	13,271
Hansoh Pharmaceutical Group Co. Ltd. (b)		14,000	61,306
Hengan International Group Co. Ltd.		9,000	60,276
Himax Technologies, Inc. sponsored ADR (d)		1,662	27,689
Huazhu Group Ltd. ADR (a)		1,888	99,705
Innovent Biologics, Inc. (a)(b)		11,500	134,117
iQIYI, Inc. ADR (a)(d)		4,159	64,797
JD.com, Inc. sponsored ADR (a)		11,745	937,368
JOYY, Inc. ADR		750	49,478
KE Holdings, Inc. ADR (a)		2,094	99,842
Kingboard Chemical Holdings Ltd.		9,000	49,959
Kingdee International Software Group Co. Ltd.		32,000	108,600
Kingsoft Corp. Ltd.		12,000	71,945
Kuaishou Technology Class B (b)		11,100	278,490
Li Ning Co. Ltd.		27,000	329,663
Longfor Properties Co. Ltd. (b)		21,500	120,455
Meituan Class B (a)(b)		54,800	2,261,365
Melco Crown Entertainment Ltd. sponsored ADR (a)		2,828	46,860
Microport Scientific Corp.		9,000	80,735
Ming Yuan Cloud Group Holdings Ltd.		8,000	39,720
Minth Group Ltd.		10,000	47,525
Momo, Inc. ADR		2,267	34,708
NetEase, Inc. ADR		5,245	604,486
New Oriental Education & Technology Group, Inc. sponsored ADR		19,633	160,794
NIO, Inc. sponsored ADR (a)		16,926	900,463
PagSeguro Digital Ltd. (a)(d)		2,335	130,573
Parade Technologies Ltd.		1,000	49,610
Pinduoduo, Inc. ADR (a)		4,579	581,625
Ping An Healthcare and Technology Co. Ltd. (a)(b)		7,500	93,408
Pop Mart International Group Ltd. (b)		3,600	35,702
RLX Technology, Inc. ADR (d)		1,557	13,593
Sands China Ltd. (a)		31,600	133,086
Sapiens International Corp. NV		370	9,919
Sea Ltd. ADR (a)		4,703	1,291,444
Shenzhou International Group Holdings Ltd.		9,800	247,477
Shimao Property Holdings Ltd.		16,500	40,462
Silicon Motion Tech Corp. sponsored ADR		471	30,191
Sino Biopharmaceutical Ltd.		136,250	133,718
SITC International Holdings Co. Ltd.		17,000	71,050
Smoore International Holdings Ltd. (b)		22,000	121,981
StoneCo Ltd. Class A (a)		2,569	172,277
Sunac China Holdings Ltd.		33,000	113,268
Sunac Services Holdings Ltd. (b)		11,000	40,873
Sunny Optical Technology Group Co. Ltd.		9,300	293,938
TAL Education Group ADR (a)		5,238	132,155
Tencent Holdings Ltd.		79,200	5,963,150
Tencent Music Entertainment Group ADR (a)		5,468	84,645
Tingyi (Cayman Islands) Holding Corp.		24,000	47,912
Trip.com Group Ltd. ADR (a)		5,969	211,661
Vipshop Holdings Ltd. ADR (a)		5,055	101,504
Want Want China Holdings Ltd.		82,000	58,086
Weibo Corp. sponsored ADR (a)(d)		784	41,254
Weimob, Inc. (a)(b)		22,000	48,509
WH Group Ltd. (b)		123,000	110,575
Wharf Real Estate Investment Co. Ltd.		23,000	133,747
Wuxi Biologics (Cayman), Inc. (a)(b)		42,500	778,187
Xinyi Glass Holdings Ltd.		34,000	138,596
Xinyi Solar Holdings Ltd.		54,509	117,663
XPeng, Inc. ADR (a)(d)		2,127	94,481
Yadea Group Holdings Ltd. (b)		14,000	30,112
Yihai International Holding Ltd.		5,000	33,583
Zai Lab Ltd. ADR (a)		974	172,388
Zhen Ding Technology Holding Ltd.		8,000	30,089
Zhongsheng Group Holdings Ltd. Class H		6,500	54,081
ZTO Express, Inc. sponsored ADR		8,246	250,266

TOTAL CAYMAN ISLANDS			28,854,336

Chile - 0.1%
Aguas Andinas SA		34,037	6,998
Banco de Chile		562,877	55,560
Banco de Credito e Inversiones		725	30,605
Banco Santander Chile		840,993	41,581
CAP SA		884	15,167
Cencosud SA		18,369	36,546
Colbun SA		85,426	11,936
Compania Cervecerias Unidas SA		1,806	18,198
Empresa Nacional de Telecomunicaciones SA (ENTEL)		2,217	12,196
Empresas CMPC SA		15,027	35,808
Empresas COPEC SA		4,344	42,766
Enel Americas SA		258,107	37,887
Enel Chile SA		360,580	20,744
Falabella SA		10,195	45,380
Parque Arauco SA (a)		8,061	11,306

TOTAL CHILE			422,678

China - 1.5%
Agricultural Bank of China Ltd. (H Shares)		371,000	129,014
Anhui Conch Cement Co. Ltd. (H Shares)		15,500	82,248
Bank of China Ltd. (H Shares)		1,008,000	361,935
Bank of Communications Co. Ltd. (H Shares)		280,000	188,246
BYD Co. Ltd. (H Shares)		9,793	293,949
China CITIC Bank Corp. Ltd. (H Shares)		150,000	71,095
China Construction Bank Corp. (H Shares)		1,293,000	1,017,507
China International Capital Corp. Ltd. (H Shares) (b)		17,600	47,376
China Life Insurance Co. Ltd. (H Shares)		97,000	192,314
China Longyuan Power Grid Corp. Ltd. (H Shares)		40,000	68,931
China Merchants Bank Co. Ltd. (H Shares)		49,500	422,366
China Minsheng Banking Corp. Ltd. (H Shares)		77,300	37,036
China National Building Materials Co. Ltd. (H Shares)		50,000	58,730
China Pacific Insurance (Group) Co. Ltd. (H Shares)		36,200	113,995
China Petroleum & Chemical Corp. (H Shares)		334,000	169,759
China Shenhua Energy Co. Ltd. (H Shares)		45,000	88,211
China Tower Corp. Ltd. (H Shares) (b)		612,000	84,340
China Vanke Co. Ltd. (H Shares)		24,900	77,930
CITIC Securities Co. Ltd. (H Shares)		30,000	75,268
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)		8,000	56,361
Great Wall Motor Co. Ltd. (H Shares)		40,500	130,926
Guangzhou Automobile Group Co. Ltd. (H Shares)		36,800	33,035
Haier Smart Home Co. Ltd.		25,000	87,258
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)		1,700	39,849
Industrial & Commercial Bank of China Ltd. (H Shares)		979,000	574,970
New China Life Insurance Co. Ltd. (H Shares)		10,800	36,861
Nongfu Spring Co. Ltd. (H Shares) (b)		20,400	102,338
PetroChina Co. Ltd. (H Shares)		276,000	135,160
PICC Property & Casualty Co. Ltd. (H Shares)		92,000	80,574
Ping An Insurance Group Co. of China Ltd. (H Shares)		72,000	703,829
Postal Savings Bank of China Co. Ltd. (H Shares) (b)		116,000	78,137
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		32,000	74,680
Sinopharm Group Co. Ltd. (H Shares)		17,600	52,363
Tsingtao Brewery Co. Ltd. (H Shares)		6,000	64,603
Weichai Power Co. Ltd. (H Shares)		26,000	57,798
WuXi AppTec Co. Ltd. (H Shares) (b)		4,852	113,296
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		7,200	42,564
Zijin Mining Group Co. Ltd. (H Shares)		74,000	99,502

TOTAL CHINA			6,144,354

Colombia - 0.0%
Bancolombia SA		4,200	29,544
Grupo de Inversiones Suramerica SA		3,843	18,944
Interconexion Electrica SA ESP		6,184	36,498

TOTAL COLOMBIA			84,986

Czech Republic - 0.0%
CEZ A/S		2,131	63,217
Komercni Banka A/S (a)		1,025	36,078
MONETA Money Bank A/S (a)(b)		5,790	21,995

TOTAL CZECH REPUBLIC			121,290

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		42	116,666
Series B		83	238,950
Ambu A/S Series B		2,277	87,540
Ascendis Pharma A/S sponsored ADR (a)		574	75,510
Carlsberg A/S Series B		1,330	247,920
Christian Hansen Holding A/S		1,347	121,571
Coloplast A/S Series B		1,558	255,797
Danske Bank A/S		8,932	157,169
Demant A/S (a)		1,332	74,976
DSV Panalpina A/S		2,680	624,995
Genmab A/S (a)		857	350,658
GN Store Nord A/S		1,860	162,473
Novo Nordisk A/S Series B		21,873	1,830,959
Novozymes A/S Series B		2,752	207,434
ORSTED A/S (b)		2,368	332,285
Pandora A/S		1,305	175,422
Royal Unibrew A/S		540	68,782
SimCorp A/S		531	66,654
Tryg A/S		4,034	99,029
Vestas Wind Systems A/S		13,235	516,632

TOTAL DENMARK			5,811,422

Egypt - 0.0%
Commercial International Bank SAE (a)		19,410	64,927
Finland - 0.8%
Elisa Corp. (A Shares)		1,950	116,351
Fortum Corp.		5,676	156,547
Huhtamaki Oyj		1,278	60,540
Kesko Oyj		3,553	131,234
Kojamo OYJ		1,820	41,586
Kone OYJ (B Shares)		5,291	431,638
Metso Outotec Oyj		9,192	106,771
Neste Oyj		5,644	345,594
Nokia Corp. (a)		74,390	398,303
Nokian Tyres PLC		1,678	67,749
Nordea Bank ABP (Stockholm Stock Exchange)		44,581	496,450
Orion Oyj (B Shares)		1,409	60,564
Sampo Oyj (A Shares)		6,607	303,656
Stora Enso Oyj (R Shares)		8,019	146,289
TietoEVRY Oyj		1,436	45,361
UPM-Kymmene Corp.		6,986	264,248
Valmet Corp.		1,756	76,582
Wartsila Corp.		6,399	94,959

TOTAL FINLAND			3,344,422

France - 5.6%
Air Liquide SA		6,214	1,089,625
Alstom SA		3,695	186,693
Arkema SA		871	109,269
Atos Origin SA		1,284	78,104
AXA SA		27,295	693,084
BNP Paribas SA		15,084	946,666
Bouygues SA		2,952	109,175
Bureau Veritas SA		3,745	118,476
Capgemini SA		2,098	403,008
Carrefour SA		7,602	149,498
Compagnie de St. Gobain		6,975	460,321
Compagnie Generale des Etablissements Michelin SCA Series B		2,330	371,857
Credit Agricole SA		18,039	252,698
Danone SA		8,999	633,124
Dassault Systemes SA		1,801	436,717
Edenred SA		3,233	184,201
Eiffage SA		1,061	107,943
ENGIE		23,269	318,789
Essilor International SA		3,916	722,698
Faurecia SA		470	23,056
Gecina SA		705	108,005
Hermes International SCA		456	664,252
Kering SA		967	847,303
L'Oreal SA		3,156	1,409,450
Legrand SA		3,490	369,382
LVMH Moet Hennessy Louis Vuitton SE		3,507	2,758,806
Orange SA		26,854	306,479
Orpea (a)		721	91,691
Pernod Ricard SA		2,640	586,007
Publicis Groupe SA		3,008	192,390
Publicis Groupe SA rights (a)(e)		3,008	7,133
Renault SA (a)		2,724	110,094
Safran SA		4,591	637,152
Sanofi SA		15,051	1,581,297
Sartorius Stedim Biotech		315	148,994
Schneider Electric SA		7,061	1,113,128
Societe Generale Series A		10,413	308,031
Sodexo SA (a)		1,097	102,370
SR Teleperformance SA		767	311,312
Suez Environnement SA		5,344	127,050
Thales SA		1,377	140,484
Total SA		32,783	1,485,129
Ubisoft Entertainment SA (a)		1,058	74,067
Valeo SA		3,159	95,031
Veolia Environnement SA		6,978	210,743
VINCI SA		6,439	687,078
Vivendi SA		11,343	381,115
Worldline SA (a)(b)		2,959	276,972

TOTAL FRANCE			22,525,947

Germany - 4.7%
adidas AG		2,416	901,549
Allianz SE		5,409	1,348,806
BASF AG		12,054	951,540
Bayer AG		12,898	784,137
Bayerische Motoren Werke AG (BMW)		4,180	442,659
Bechtle AG		361	67,055
Beiersdorf AG		1,282	154,745
Brenntag AG		2,009	186,810
Carl Zeiss Meditec AG		473	91,392
Commerzbank AG (a)		12,938	91,771
Continental AG		1,412	207,735
Covestro AG (b)		2,327	150,268
Daimler AG (Germany)		10,938	976,621
Delivery Hero AG (a)(b)		2,049	270,658
Deutsche Bank AG (a)		27,084	352,814
Deutsche Borse AG		2,494	435,309
Deutsche Post AG		12,825	873,443
Deutsche Telekom AG		42,431	897,416
Deutsche Wohnen AG (Bearer)		4,708	287,946
E.ON AG		29,420	340,266
Evonik Industries AG		2,519	84,470
Evotec OAI AG (a)		1,769	80,191
Fresenius Medical Care AG & Co. KGaA		2,648	220,039
Fresenius SE & Co. KGaA		5,408	282,120
GEA Group AG		2,150	87,086
Hannover Reuck SE		792	132,509
HeidelbergCement AG		1,919	164,606
HelloFresh AG (a)		1,928	187,417
Henkel AG & Co. KGaA		1,406	129,455
Infineon Technologies AG		17,079	686,973
KION Group AG		943	100,500
Knorr-Bremse AG		872	100,295
Lanxess AG		1,141	78,227
LEG Immobilien AG		938	135,081
Merck KGaA		1,703	326,526
MTU Aero Engines AG		697	172,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		1,839	503,608
Puma AG		1,337	159,407
Rational AG		59	53,449
Rheinmetall AG		582	57,486
RWE AG		8,864	321,201
SAP SE		14,335	2,013,491
Scout24 AG (b)		1,372	115,702
Siemens AG		10,587	1,680,991
Siemens Healthineers AG (b)		3,708	227,225
Symrise AG		1,684	234,624
TAG Immobilien AG		1,879	59,622
TeamViewer AG (a)(b)		2,089	78,571
Thyssenkrupp AG		5,198	54,177
United Internet AG		1,502	61,409
Vonovia SE		7,420	479,681
Zalando SE (a)(b)		2,740	331,231

TOTAL GERMANY			19,212,959

Greece - 0.1%
Alpha Bank AE (a)		16,790	21,488
EFG Eurobank Ergasias SA (a)		33,533	33,797
Hellenic Telecommunications Organization SA		3,008	50,469
Jumbo SA		1,402	23,590
Motor Oil (HELLAS) Corinth Refineries SA		942	15,973
Mytilineos SA		1,275	23,191
National Bank of Greece SA (a)		7,299	20,771
OPAP SA		2,682	40,420
Public Power Corp. of Greece (a)		1,390	14,784
Terna Energy SA		661	9,327

TOTAL GREECE			253,810

Hong Kong - 1.6%
AIA Group Ltd.		158,600	1,967,525
Bank of East Asia Ltd.		21,113	39,211
BOC Hong Kong (Holdings) Ltd.		47,000	159,506
BYD Electronic International Co. Ltd.		8,000	52,548
China Evergrande New Energy Vehicle Group Ltd. (a)(d)		29,000	107,943
China Overseas Land and Investment Ltd.		49,000	111,325
China Resources Beer Holdings Co. Ltd.		18,000	161,702
China Taiping Insurance Group Ltd.		19,600	32,615
CLP Holdings Ltd.		21,000	207,720
CSPC Pharmaceutical Group Ltd.		116,400	168,507
Fosun International Ltd.		32,500	46,798
Galaxy Entertainment Group Ltd. (a)		28,000	224,128
Guangdong Investment Ltd.		38,000	54,619
Hang Lung Properties Ltd.		24,000	58,298
Hang Seng Bank Ltd.		9,500	189,772
Henderson Land Development Co. Ltd.		17,610	83,465
Hong Kong & China Gas Co. Ltd.		146,403	227,323
Hong Kong Exchanges and Clearing Ltd.		15,643	932,419
Lenovo Group Ltd.		82,000	94,311
Link (REIT)		27,158	263,210
MTR Corp. Ltd.		20,348	113,346
New World Development Co. Ltd.		19,250	100,040
Power Assets Holdings Ltd.		17,500	107,399
Sino Land Ltd.		41,273	65,065
Sun Hung Kai Properties Ltd.		20,000	298,031
Techtronic Industries Co. Ltd.		22,500	392,952
Vitasoy International Holdings Ltd.		12,000	44,589
Wharf Holdings Ltd.		20,000	76,246

TOTAL HONG KONG			6,380,613

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)		6,712	53,403
OTP Bank PLC (a)		2,880	155,044
Richter Gedeon PLC		1,916	51,008

TOTAL HUNGARY			259,455

India - 2.6%
Adani Green Energy Ltd. (a)		4,146	62,715
Adani Ports & Special Economic Zone Ltd.		9,532	90,199
Apollo Hospitals Enterprise Ltd. (a)		1,269	61,771
Asian Paints Ltd.		5,895	237,235
Aurobindo Pharma Ltd.		3,826	49,659
Avenue Supermarts Ltd. (a)(b)		1,917	86,205
Axis Bank Ltd. (a)		34,503	347,187
Bajaj Auto Ltd.		1,711	95,112
Bajaj Finance Ltd.		3,472	280,872
Bajaj Finserv Ltd.		791	128,801
Bharat Petroleum Corp. Ltd.		10,489	66,024
Bharti Airtel Ltd.		31,502	222,672
Britannia Industries Ltd.		1,547	75,923
Cipla Ltd. (a)		6,663	87,081
Coal India Ltd.		28,162	55,536
Divi's Laboratories Ltd. (a)		1,682	99,707
Dr. Reddy's Laboratories Ltd.		1,596	116,642
Eicher Motors Ltd. (a)		1,863	66,918
HCL Technologies Ltd.		14,193	187,707
HDFC Standard Life Insurance Co. Ltd. (b)		10,297	95,029
Hero Motocorp Ltd.		1,703	66,471
Hindalco Industries Ltd.		19,016	95,138
Hindustan Unilever Ltd.		11,712	389,214
Housing Development Finance Corp. Ltd.		23,612	785,929
ICICI Bank Ltd. (a)		90,588	770,851
Indian Oil Corp. Ltd.		34,203	49,627
Info Edge India Ltd.		910	60,154
Infosys Ltd.		47,992	1,014,793
ITC Ltd.		114,494	312,081
JSW Steel Ltd.		12,959	119,178
Kotak Mahindra Bank Ltd. (a)		17,138	393,127
Larsen & Toubro Ltd.		15,787	318,553
Mahindra & Mahindra Ltd.		12,518	130,912
Maruti Suzuki India Ltd.		1,739	175,757
NTPC Ltd.		62,042	97,111
Oil & Natural Gas Corp. Ltd.		48,282	76,418
Power Grid Corp. of India Ltd.		33,384	104,329
Reliance Industries Ltd.		42,370	1,202,558
Shriram Transport Finance Co. Ltd.		2,519	45,480
State Bank of India		50,211	283,042
Sun Pharmaceutical Industries Ltd.		14,248	129,413
Tata Consultancy Services Ltd.		13,575	610,752
Tata Consumer Products Ltd.		7,796	79,087
Tata Motors Ltd. (a)		24,738	113,408
Tata Steel Ltd.		9,559	149,957
Tech Mahindra Ltd.		8,059	118,715
Titan Co. Ltd.		5,424	126,364
Ultratech Cement Ltd.		1,505	137,133
UPL Ltd.		7,141	76,135
Vedanta Ltd.		17,082	60,378
Wipro Ltd.		18,618	136,572

TOTAL INDIA			10,741,632

Indonesia - 0.3%
Perusahaan Gas Negara Tbk PT Series B		122,800	8,511
PT ACE Hardware Indonesia Tbk		94,200	8,121
PT Adaro Energy Tbk		165,100	13,720
PT Aneka Tambang Tbk		99,000	15,703
PT Astra International Tbk		264,000	89,942
PT Bank Central Asia Tbk		145,200	301,666
PT Bank Mandiri (Persero) Tbk		243,500	99,274
PT Bank Negara Indonesia (Persero) Tbk		97,600	31,165
PT Bank Rakyat Indonesia Tbk		693,400	188,532
PT Barito Pacific Tbk		346,200	20,414
PT Bumi Serpong Damai Tbk (a)		150,300	10,003
PT Charoen Pokphand Indonesia Tbk		95,700	41,250
PT Ciputra Development Tbk		86,800	5,567
PT Gudang Garam Tbk (a)		5,700	17,375
PT Indah Kiat Pulp & Paper Tbk		35,300	18,137
PT Indocement Tunggal Prakarsa Tbk		21,700	15,414
PT Indofood CBP Sukses Makmur Tbk		32,100	18,042
PT Indofood Sukses Makmur Tbk		60,800	25,892
PT Jasa Marga Tbk		23,800	5,778
PT Kalbe Farma Tbk		275,600	26,610
PT Merdeka Copper Gold Tbk (a)		131,600	26,683
PT Mitra Keluarga Karyasehat Tbk		73,000	14,097
PT Pabrik Kertas Tjiwi Kimia Tbk		14,700	7,908
PT Sarana Menara Nusantara Tbk		338,900	28,982
PT Semen Gresik (Persero) Tbk		40,900	26,797
PT Surya Citra Media Tbk (a)		77,700	9,699
PT Tambang Batubara Bukit Asam Tbk		50,200	6,924
PT Telekomunikasi Indonesia Tbk Series B		618,100	134,348
PT Tower Bersama Infrastructure Tbk		118,900	26,322
PT United Tractors Tbk		19,500	27,233
PT Vale Indonesia Tbk		31,000	9,856
PT XL Axiata Tbk		36,100	6,647

TOTAL INDONESIA			1,286,612

Ireland - 0.6%
Bank Ireland Group PLC		12,129	64,963
CRH PLC		10,270	519,367
DCC PLC (United Kingdom)		1,323	108,306
Flutter Entertainment PLC (a)		565	102,737
Flutter Entertainment PLC (Ireland) (a)		1,448	262,181
ICON PLC (a)		691	142,837
James Hardie Industries PLC CDI		5,805	197,081
Jazz Pharmaceuticals PLC (a)		15	2,665
Kerry Group PLC Class A		2,011	280,899
Kingspan Group PLC (Ireland)		2,020	190,755
Ryanair Holdings PLC sponsored ADR (a)		2,697	291,842
Smurfit Kappa Group PLC		3,364	182,490
UDG Healthcare PLC (United Kingdom)		3,338	49,361

TOTAL IRELAND			2,395,484

Isle of Man - 0.1%
Entain PLC (a)		7,658	184,906
NEPI Rockcastle PLC		5,451	38,638

TOTAL ISLE OF MAN			223,544

Israel - 0.5%
Airport City Ltd. (a)		773	12,960
Alony Hetz Properties & Investments Ltd.		2,020	28,130
Amot Investments Ltd.		2,254	14,782
Azrieli Group		507	35,691
Bank Hapoalim BM (Reg.) (a)		14,647	117,530
Bank Leumi le-Israel BM (a)		19,195	145,781
Bezeq The Israel Telecommunication Corp. Ltd. (a)		26,843	29,230
Check Point Software Technologies Ltd. (a)		1,451	168,505
Clal Insurance Enterprises Holdings Ltd. (a)		712	14,130
Cognyte Software Ltd. (a)		907	22,222
Compugen Ltd. (a)(d)		1,166	9,654
CyberArk Software Ltd. (a)		514	66,959
Danel Adir Yeoshua Ltd.		67	14,036
Elbit Systems Ltd. (Israel)		333	43,104
Electra Israel Ltd.		23	13,044
Energix-Renewable Energies Ltd.		2,670	10,245
Enlight Renewable Energy Ltd. (a)		12,406	26,618
First International Bank of Israel (a)		767	24,562
Formula Systems (1985) Ltd.		117	10,497
Gav-Yam Lands Corp. Ltd.		1,769	16,935
Harel Insurance Investments and Financial Services Ltd.		1,395	13,821
Icl Group Ltd.		8,990	60,969
InMode Ltd. (a)		227	21,492
Israel Corp. Ltd. (Class A) (a)		51	15,449
Israel Discount Bank Ltd. (Class A) (a)		15,186	72,293
Kornit Digital Ltd. (a)		558	69,376
Melisron Ltd. (a)		246	16,827
Mivne Real Estate KD Ltd.		8,754	25,375
Mizrahi Tefahot Bank Ltd. (a)		1,790	55,125
Nano Dimension Ltd. ADR (a)(d)		3,198	26,352
NICE Systems Ltd. (a)		816	199,285
Nova Measuring Instruments Ltd. (a)		364	37,370
Paz Oil Co. Ltd.		133	16,326
Plus500 Ltd.		1,440	26,593
Radware Ltd. (a)		505	15,544
Reit 1 Ltd.		2,082	10,997
Shapir Engineering and Industry Ltd.		1,706	13,004
Shikun & Binui Ltd. (a)		2,830	18,299
Shufersal Ltd.		2,801	22,287
Strauss Group Ltd.		736	20,600
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		14,322	141,788
The Phoenix Holdings Ltd.		1,734	16,206
Tower Semiconductor Ltd. (a)		1,447	42,707
Wix.com Ltd. (a)		729	211,614

TOTAL ISRAEL			1,994,314

Italy - 1.1%
A2A SpA		21,081	43,094
Amplifon SpA		1,081	53,374
Assicurazioni Generali SpA		16,115	323,027
Atlantia SpA (a)		6,601	119,520
Azimut Holding SpA		1,521	36,936
Banco BPM SpA		19,558	62,917
Buzzi Unicem SpA		1,336	35,438
DiaSorin SpA		252	47,660
Enel SpA		101,361	941,935
Eni SpA		33,187	404,601
FinecoBank SpA (a)		8,008	139,584
Hera SpA		9,679	39,985
Infrastrutture Wireless Italiane SpA (b)		4,375	49,345
Interpump Group SpA		1,027	60,815
Intesa Sanpaolo SpA		229,769	635,619
Italgas SpA		6,194	40,483
Leonardo SpA		5,426	43,828
Mediobanca SpA (a)		9,676	113,012
Moncler SpA		2,590	175,237
Nexi SpA (a)(b)		4,647	101,993
Pirelli & C. SpA (b)		6,075	35,268
Poste Italiane SpA (b)		6,010	79,459
Prada SpA		6,600	50,110
Prysmian SpA		3,493	125,207
Recordati SpA		1,333	76,185
Reply SpA		301	49,468
Snam Rete Gas SpA		27,846	161,082
Telecom Italia SpA		172,744	85,804
Telecom Italia SpA (Risparmio Shares)		60,184	31,885
Terna SpA		18,348	136,716
UniCredit SpA		27,883	328,970

TOTAL ITALY			4,628,557

Japan - 15.4%
ACOM Co. Ltd.		5,900	25,704
Activia Properties, Inc.		9	42,612
Advance Residence Investment Corp.		18	59,949
Advantest Corp.		2,600	234,268
Aeon (REIT) Investment Corp.		21	31,095
AEON Co. Ltd.		11,400	306,305
AGC, Inc.		3,000	125,838
Aica Kogyo Co. Ltd.		900	31,635
Ain Holdings, Inc.		400	24,952
Air Water, Inc.		2,900	44,585
Aisin Seiki Co. Ltd.		2,400	102,615
Ajinomoto Co., Inc.		7,100	184,314
Alfresa Holdings Corp.		2,800	41,813
Alps Electric Co. Ltd.		2,800	29,564
Amada Co. Ltd.		4,800	48,521
Ana Holdings, Inc. (a)		6,300	148,122
Anritsu Corp.		1,900	35,419
Aozora Bank Ltd.		1,600	35,789
As One Corp.		200	26,122
Asahi Group Holdings		6,300	294,372
ASAHI INTECC Co. Ltd.		3,000	71,722
Asahi Kasei Corp.		18,200	199,947
Asics Corp.		2,500	63,279
Astellas Pharma, Inc.		24,400	424,878
Azbil Corp.		1,700	70,467
Bandai Namco Holdings, Inc.		2,900	201,208
Bank of Kyoto Ltd.		1,000	45,367
BayCurrent Consulting, Inc.		200	71,830
Benefit One, Inc.		1,000	31,460
Bic Camera, Inc.		2,400	24,174
Bridgestone Corp.		8,000	364,013
Brother Industries Ltd.		3,400	67,850
Calbee, Inc.		1,500	34,592
Canon, Inc.		14,000	316,428
Capcom Co. Ltd.		2,100	61,434
Casio Computer Co. Ltd.		3,100	51,818
Central Japan Railway Co.		2,700	409,514
Chiba Bank Ltd.		9,800	59,014
Chubu Electric Power Co., Inc.		9,400	114,903
Chugai Pharmaceutical Co. Ltd.		8,400	332,839
Chugoku Electric Power Co., Inc.		4,300	39,247
Coca-Cola West Co. Ltd.		2,000	31,253
COMSYS Holdings Corp.		1,700	47,054
Concordia Financial Group Ltd.		15,900	58,250
Cosmos Pharmaceutical Corp.		300	44,016
CyberAgent, Inc.		5,400	115,928
Dai Nippon Printing Co. Ltd.		3,700	78,233
Dai-ichi Mutual Life Insurance Co.		14,900	272,799
Daicel Chemical Industries Ltd.		3,800	31,263
Daifuku Co. Ltd.		1,700	154,399
Daiichi Sankyo Kabushiki Kaisha		24,000	517,287
Daikin Industries Ltd.		3,800	708,129
Daio Paper Corp.		1,700	28,141
Daito Trust Construction Co. Ltd.		900	98,429
Daiwa House Industry Co. Ltd.		8,700	261,168
Daiwa House REIT Investment Corp.		26	76,646
Daiwa Office Investment Corp.		4	27,832
Daiwa Securities Group, Inc.		19,800	108,736
Daiwa Securities Living Invest		28	30,446
Denka Co. Ltd.		1,200	39,912
DENSO Corp.		6,800	463,902
Dentsu Group, Inc.		3,200	114,497
Dic Corp.		1,000	25,249
Disco Corp.		381	116,431
Dmg Mori Co. Ltd.		1,700	30,513
Dowa Holdings Co. Ltd.		800	31,505
East Japan Railway Co.		5,000	356,767
Ebara Corp.		1,100	54,161
Eisai Co. Ltd.		3,900	383,523
Electric Power Development Co. Ltd.		2,296	32,757
ENEOS Holdings, Inc.		42,400	177,432
Ezaki Glico Co. Ltd.		700	26,086
Fancl Corp.		1,100	35,645
FANUC Corp.		2,500	599,495
Fast Retailing Co. Ltd.		800	602,223
Food & Life Companies Ltd.		1,400	60,426
FP Corp.		700	25,991
Freee KK (a)		500	45,952
Frontier Real Estate Investment Corp.		6	28,030
Fuji Corp.		1,200	27,458
Fuji Electric Co. Ltd.		2,000	93,434
Fujifilm Holdings Corp.		5,300	393,057
Fujitsu Ltd.		2,400	449,345
Fukuoka Financial Group, Inc.		2,500	43,634
Furukawa Electric Co. Ltd.		900	22,416
GLP J-REIT		57	98,305
GMO Internet, Inc.		800	21,819
GMO Payment Gateway, Inc.		600	78,149
GOLDWIN, Inc.		500	29,389
GS Yuasa Corp.		1,000	25,519
Hakuhodo DY Holdings, Inc.		4,000	62,073
Hamamatsu Photonics K.K.		1,900	114,587
Hankyu Hanshin Holdings, Inc.		3,300	101,737
Harmonic Drive Systems, Inc.		600	33,053
Haseko Corp.		3,300	45,210
Hikari Tsushin, Inc.		300	52,685
Hino Motors Ltd.		3,700	32,539
Hirose Electric Co. Ltd.		400	58,508
Hisamitsu Pharmaceutical Co., Inc.		1,100	54,161
Hitachi Construction Machinery Co. Ltd.		1,400	42,783
Hitachi Ltd.		12,700	727,168
Hitachi Metals Ltd.		2,600	49,709
Honda Motor Co. Ltd.		22,600	726,889
Horiba Ltd.		500	32,405
Hoshizaki Corp.		800	67,978
House Foods Group, Inc.		1,000	30,559
Hoya Corp.		4,900	649,687
Hulic Co. Ltd.		6,500	73,136
Ibiden Co. Ltd.		1,800	97,052
Idemitsu Kosan Co. Ltd.		3,187	76,968
IHI Corp.		2,000	47,455
Iida Group Holdings Co. Ltd.		2,400	61,785
Industrial & Infrastructure Fund Investment Corp.		27	51,499
Infomart Corp.		2,900	23,781
INPEX Corp.		14,200	105,962
Invincible Investment Corp.		82	31,591
Isetan Mitsukoshi Holdings Ltd.		5,100	35,532
Isuzu Motors Ltd.		8,100	106,960
ITO EN Ltd.		900	53,387
Itochu Corp.		18,500	532,877
ITOCHU Techno-Solutions Corp.		1,300	40,254
Iwatani Corp.		700	41,964
Iyo Bank Ltd.		4,400	21,625
J. Front Retailing Co. Ltd.		3,700	32,805
Japan Airlines Co. Ltd. (a)		5,700	123,189
Japan Airport Terminal Co. Ltd.		1,100	49,408
Japan Exchange Group, Inc.		7,000	155,633
Japan Hotel REIT Investment Corp.		62	37,168
Japan Logistics Fund, Inc.		12	36,077
Japan Post Holdings Co. Ltd.		19,500	159,781
Japan Post Insurance Co. Ltd.		2,600	48,071
Japan Prime Realty Investment Corp.		12	46,987
Japan Real Estate Investment Corp.		18	110,662
Japan Retail Fund Investment Corp.		90	97,538
Japan Steel Works Ltd.		1,000	25,690
Japan Tobacco, Inc.		14,400	272,005
JCR Pharmaceuticals Co. Ltd.		900	30,298
JFE Holdings, Inc.		7,600	89,001
JGC Corp.		3,500	32,607
JSR Corp.		2,800	84,684
JTEKT Corp.		3,400	34,858
Justsystems Corp.		400	23,547
K's Holdings Corp.		2,600	29,886
Kadokawa Corp.		800	32,477
Kagome Co. Ltd.		1,200	31,659
Kajima Corp.		6,500	82,321
Kakaku.com, Inc.		1,700	51,339
Kamigumi Co. Ltd.		1,400	28,392
Kaneka Corp.		900	36,253
Kansai Electric Power Co., Inc.		10,800	102,998
Kansai Paint Co. Ltd.		3,400	86,641
Kao Corp.		6,300	387,601
Kawasaki Heavy Industries Ltd. (a)		2,200	47,032
KDDI Corp.		21,400	666,732
Keihan Electric Railway Co., Ltd.		1,400	42,342
Keikyu Corp.		3,700	45,228
Keio Corp.		1,600	94,046
Keisei Electric Railway Co.		2,200	70,201
Kenedix Office Investment Corp.		6	42,288
Kewpie Corp.		1,600	35,904
Keyence Corp.		2,500	1,261,758
Kikkoman Corp.		2,500	164,949
Kinden Corp.		1,900	31,024
Kintetsu Group Holdings Co. Ltd.		2,500	87,763
Kirin Holdings Co. Ltd.		11,300	220,314
Kobayashi Pharmaceutical Co. Ltd.		700	59,796
Kobe Bussan Co. Ltd.		1,600	50,407
Koei Tecmo Holdings Co. Ltd.		750	36,590
Koito Manufacturing Co. Ltd.		1,700	105,738
Komatsu Ltd.		12,800	317,102
Konami Holdings Corp.		1,300	78,050
Konica Minolta, Inc.		6,800	37,582
Kose Corp.		400	62,937
Kubota Corp.		15,100	305,412
Kuraray Co. Ltd.		4,700	45,141
Kurita Water Industries Ltd.		1,400	67,168
Kyocera Corp.		4,600	284,376
Kyowa Exeo Corp.		1,500	36,928
Kyowa Hakko Kirin Co., Ltd.		3,300	117,035
Kyushu Electric Power Co., Inc.		6,300	48,486
Kyushu Railway Co.		2,000	45,115
LaSalle Logiport REIT		23	38,839
Lasertec Corp.		1,000	194,338
Lawson, Inc.		700	32,387
Lion Corp.		4,000	67,762
LIXIL Group Corp.		3,800	98,271
M3, Inc.		5,600	408,955
Mabuchi Motor Co. Ltd.		800	30,244
Makita Corp.		3,700	174,184
Mani, Inc.		1,000	22,917
Marubeni Corp.		21,600	187,837
Marui Group Co. Ltd.		2,899	54,486
Matsumotokiyoshi Holdings Co. Ltd.		1,300	57,397
Mazda Motor Corp.		7,900	74,239
McDonald's Holdings Co. (Japan) Ltd.		800	35,285
Mebuki Financial Group, Inc.		15,200	32,016
Medipal Holdings Corp.		2,800	53,482
Meiji Holdings Co. Ltd.		1,900	113,731
Menicon Co. Ltd.		400	28,084
Mercari, Inc. (a)		1,300	69,040
Minebea Mitsumi, Inc.		5,600	148,147
Misumi Group, Inc.		3,700	125,226
Mitsubishi Chemical Holdings Corp.		18,500	155,450
Mitsubishi Corp.		18,500	504,235
Mitsubishi Electric Corp.		28,100	407,860
Mitsubishi Estate Co. Ltd.		18,200	294,309
Mitsubishi Gas Chemical Co., Inc.		2,700	57,259
Mitsubishi Heavy Industries Ltd.		4,400	129,471
Mitsubishi Logistics Corp.		1,100	32,576
Mitsubishi Materials Corp.		1,800	35,888
Mitsubishi UFJ Financial Group, Inc.		169,200	911,355
Mitsubishi UFJ Lease & Finance Co. Ltd.		10,400	55,700
Mitsui & Co. Ltd.		21,400	481,666
Mitsui Chemicals, Inc.		2,700	93,204
Mitsui Fudosan Co. Ltd.		12,600	291,821
Mitsui Fudosan Logistics Park, Inc.		7	37,301
Mitsui Mining & Smelting Co. Ltd.		700	19,407
Mitsui OSK Lines Ltd.		1,600	76,907
Miura Co. Ltd.		1,500	65,012
Mizuho Financial Group, Inc.		33,330	476,271
MonotaRO Co. Ltd.		3,200	75,755
Mori Hills REIT Investment Corp.		22	32,992
Morinaga & Co. Ltd.		600	19,173
Morinaga Milk Industry Co. Ltd.		600	31,271
MS&AD Insurance Group Holdings, Inc.		6,300	181,920
Murata Manufacturing Co. Ltd.		8,400	639,869
Nabtesco Corp.		1,600	60,489
Nagoya Railroad Co. Ltd.		2,500	46,492
Nankai Electric Railway Co. Ltd.		1,500	32,040
NEC Corp.		3,600	185,355
Net One Systems Co. Ltd.		1,100	36,289
Nexon Co. Ltd.		5,900	131,495
NGK Insulators Ltd.		3,600	60,402
NGK Spark Plug Co. Ltd.		2,300	34,077
NH Foods Ltd.		1,390	54,051
Nichirei Corp.		1,700	44,667
Nidec Corp.		7,200	827,930
Nifco, Inc.		1,200	45,313
Nihon Kohden Corp.		1,200	34,241
Nihon M&A Center, Inc.		3,800	98,544
Nihon Unisys Ltd.		1,100	33,071
Nikon Corp.		4,500	47,999
Nintendo Co. Ltd.		1,600	925,877
Nippon Accommodations Fund, Inc.		7	40,389
Nippon Building Fund, Inc.		22	137,234
Nippon Electric Glass Co. Ltd.		1,100	25,843
Nippon Express Co. Ltd.		1,100	83,766
Nippon Gas Co. Ltd.		1,600	27,191
Nippon Paint Holdings Co. Ltd.		19,000	257,905
Nippon Sanso Holdings Corp.		2,800	57,389
Nippon Shinyaku Co. Ltd.		800	63,441
Nippon Shokubai Co. Ltd.		500	24,033
Nippon Steel & Sumitomo Metal Corp.		12,500	210,799
Nippon Telegraph & Telephone Corp.		31,200	815,730
Nippon Yusen KK		2,200	111,490
Nishi-Nippon Railroad Co. Ltd.		1,100	26,655
Nissan Chemical Corp.		1,900	93,037
Nissan Motor Co. Ltd. (a)		31,600	157,421
Nisshin Seifun Group, Inc.		3,400	49,732
Nissin Food Holdings Co. Ltd.		1,100	79,211
Nitori Holdings Co. Ltd.		1,100	194,257
Nitto Denko Corp.		2,100	156,704
NOF Corp.		1,100	57,329
Nomura Holdings, Inc.		36,800	187,293
Nomura Real Estate Holdings, Inc.		1,600	40,585
Nomura Real Estate Master Fund, Inc.		61	97,791
Nomura Research Institute Ltd.		5,100	168,707
NSK Ltd.		6,400	54,094
NTT Data Corp.		8,400	131,034
Obayashi Corp.		9,500	75,507
OBIC Co. Ltd.		900	167,775
Odakyu Electric Railway Co. Ltd.		4,500	113,659
Oji Holdings Corp.		13,300	76,380
Olympus Corp.		16,900	335,886
OMRON Corp.		2,700	214,114
Ono Pharmaceutical Co. Ltd.		6,600	147,274
Open House Co. Ltd.		1,000	46,987
Oracle Corp. Japan		400	30,604
Oriental Land Co. Ltd.		2,900	413,223
ORIX Corp.		16,800	283,466
ORIX JREIT, Inc.		36	69,281
Osaka Gas Co. Ltd.		5,500	102,430
Otsuka Corp.		1,500	78,716
Otsuka Holdings Co. Ltd.		7,300	302,724
Pan Pacific International Holdings Ltd.		7,900	163,980
Panasonic Corp.		30,500	351,193
Park24 Co. Ltd. (a)		1,500	27,247
Penta-Ocean Construction Co. Ltd.		3,800	26,440
PeptiDream, Inc. (a)		1,300	63,774
Persol Holdings Co. Ltd.		2,500	49,395
Pigeon Corp. (d)		1,600	45,079
Rakuten Group, Inc.		10,700	120,778
Recruit Holdings Co. Ltd.		22,200	1,088,661
Relo Group, Inc.		1,600	36,581
Renesas Electronics Corp. (a)		18,100	195,671
Rengo Co. Ltd.		3,100	25,811
Resona Holdings, Inc.		31,200	119,975
Ricoh Co. Ltd.		9,000	101,022
Rinnai Corp.		500	47,572
ROHM Co. Ltd.		1,100	101,688
Rohto Pharmaceutical Co. Ltd.		1,500	40,303
Ryohin Keikaku Co. Ltd.		3,500	73,406
Sankyu, Inc.		800	34,673
Santen Pharmaceutical Co. Ltd.		5,200	71,614
Sanwa Holdings Corp.		3,100	38,061
Sawai Group Holdings Co. Ltd.		600	26,734
SBI Holdings, Inc. Japan		3,200	75,697
Screen Holdings Co. Ltd.		600	59,301
SCSK Corp.		700	41,712
Secom Co. Ltd.		2,800	212,820
Sega Sammy Holdings, Inc.		2,400	31,497
Seibu Holdings, Inc.		3,600	42,191
Seiko Epson Corp.		4,200	73,872
Seino Holdings Co. Ltd.		2,300	29,481
Sekisui Chemical Co. Ltd.		5,900	100,852
Sekisui House (REIT), Inc.		57	47,203
Sekisui House Ltd.		8,500	174,331
Seven & i Holdings Co. Ltd.		10,500	500,639
SG Holdings Co. Ltd.		6,600	173,057
Sharp Corp.		2,700	44,548
Shimadzu Corp.		3,600	139,178
Shimamura Co. Ltd.		300	28,786
SHIMANO, Inc.		1,100	260,903
SHIMIZU Corp.		9,100	69,789
Shin-Etsu Chemical Co. Ltd.		5,200	869,756
Shinsei Bank Ltd.		2,200	28,853
Shionogi & Co. Ltd.		3,700	192,829
Ship Healthcare Holdings, Inc.		1,000	23,340
Shiseido Co. Ltd.		5,200	382,458
Shizuoka Bank Ltd.		7,289	56,359
SHO-BOND Holdings Co. Ltd.		600	24,979
Shochiku Co. Ltd. (a)		200	23,061
Showa Denko K.K.		2,000	59,409
Skylark Co. Ltd. (a)(d)		2,900	40,278
SMC Corp.		780	460,930
SMS Co., Ltd.		1,000	29,929
SoftBank Corp.		20,700	270,652
SoftBank Group Corp.		21,600	1,506,423
Sohgo Security Services Co., Ltd.		1,100	50,101
Sojitz Corp.		14,900	44,930
Sompo Holdings, Inc.		4,900	181,101
Sony Group Corp.		16,500	1,599,960
Sotetsu Holdings, Inc.		1,200	23,645
Square Enix Holdings Co. Ltd.		1,200	59,517
Stanley Electric Co. Ltd.		2,000	57,878
Subaru Corp.		8,000	157,811
Sugi Holdings Co. Ltd.		500	36,455
Sumco Corp.		3,300	80,944
Sumitomo Chemical Co. Ltd.		21,500	113,988
Sumitomo Corp.		15,500	207,606
Sumitomo Dainippon Pharma Co., Ltd.		2,500	52,388
Sumitomo Electric Industries Ltd.		10,300	151,957
Sumitomo Forestry Co. Ltd.		2,300	42,131
Sumitomo Heavy Industries Ltd.		1,600	44,070
Sumitomo Metal Mining Co. Ltd.		3,600	140,150
Sumitomo Mitsui Financial Group, Inc.		18,000	620,496
Sumitomo Mitsui Trust Holdings, Inc.		4,900	155,607
Sumitomo Realty & Development Co. Ltd.		6,200	221,558
Sundrug Co. Ltd.		900	28,597
Suntory Beverage & Food Ltd.		1,700	63,963
Suzuken Co. Ltd.		1,000	29,299
Suzuki Motor Corp.		6,400	270,817
Sysmex Corp.		2,200	261,398
T&D Holdings, Inc.		7,800	100,822
Taiheiyo Cement Corp.		1,700	37,292
Taisei Corp.		2,800	91,741
Taisho Pharmaceutical Holdings Co. Ltd.		800	42,846
Taiyo Yuden Co. Ltd.		1,700	84,009
Takara Holdings, Inc.		2,700	33,660
Takeda Pharmaceutical Co. Ltd.		20,738	695,979
TDK Corp.		1,728	209,827
TechnoPro Holdings, Inc.		1,500	35,483
Teijin Ltd.		2,600	39,622
Terumo Corp.		9,470	383,761
THK Co. Ltd.		1,600	47,743
TIS, Inc.		3,000	76,610
Tobu Railway Co. Ltd.		2,700	69,800
Toda Corp.		3,600	24,790
Toho Co. Ltd.		1,800	74,207
Toho Gas Co. Ltd.		1,300	63,657
Tohoku Electric Power Co., Inc.		6,530	51,137
Tokai Carbon Co. Ltd.		2,800	38,612
Tokio Marine Holdings, Inc.		9,200	423,004
Tokyo Century Corp.		700	37,616
Tokyo Electric Power Co., Inc. (a)		10,300	30,595
Tokyo Electron Ltd.		2,100	908,844
Tokyo Gas Co. Ltd.		5,100	96,266
Tokyo Ohka Kogyo Co. Ltd.		500	31,550
Tokyo Seimitsu Co. Ltd.		600	27,166
Tokyo Tatemono Co. Ltd.		2,800	39,923
Tokyu Corp.		7,400	100,647
Tokyu Fudosan Holdings Corp.		8,100	48,704
Toppan, Inc.		4,600	73,910
Toray Industries, Inc.		21,300	141,706
Toshiba Corp.		5,500	237,882
Tosoh Corp.		4,300	74,160
Toto Ltd.		2,100	108,691
Toyo Suisan Kaisha Ltd.		1,300	50,025
Toyo Tire Corp.		1,700	35,930
Toyoda Gosei Co. Ltd.		1,000	24,619
Toyota Industries Corp.		2,700	233,557
Toyota Motor Corp.		33,400	2,919,631
Toyota Tsusho Corp.		3,100	146,496
Trend Micro, Inc.		1,900	99,536
Tsumura & Co.		900	28,314
Tsuruha Holdings, Inc.		500	58,103
Ube Industries Ltd.		1,300	26,317
Ulvac, Inc.		600	30,406
Unicharm Corp.		5,800	233,368
United Urban Investment Corp.		41	59,307
USS Co. Ltd.		2,800	48,845
Welcia Holdings Co. Ltd.		1,300	42,477
West Japan Railway Co.		2,500	142,536
Workman Co. Ltd.		300	21,009
Yakult Honsha Co. Ltd.		2,100	118,898
Yamada Holdings Co. Ltd.		10,500	48,486
Yamaha Corp.		2,200	119,411
Yamaha Motor Co. Ltd.		4,100	111,454
Yamato Holdings Co. Ltd.		4,700	133,687
Yamazaki Baking Co. Ltd.		2,400	33,831
Yaskawa Electric Corp.		3,500	171,070
Yokogawa Electric Corp.		3,200	47,815
Yokohama Rubber Co. Ltd.		1,800	38,545
Z Holdings Corp.		34,700	173,914
Zenkoku Hosho Co. Ltd.		700	30,087
Zensho Holdings Co. Ltd.		1,200	30,817
Zeon Corp.		2,600	35,971
ZOZO, Inc.		1,300	44,174

TOTAL JAPAN			62,504,181

Korea (South) - 4.0%
Alteogen, Inc.		453	33,554
AMOREPACIFIC Corp.		378	84,297
AMOREPACIFIC Group, Inc.		464	26,280
BGF Retail Co. Ltd.		125	19,856
Binex Co. Ltd. (a)		397	7,518
BNK Financial Group, Inc.		4,132	28,266
Bukwang Pharmaceutical Co. Ltd.		605	10,842
Cellivery Therapeutics, Inc.		170	15,165
Celltrion Healthcare Co. Ltd.		1,151	117,850
Celltrion Pharm, Inc.		222	30,884
Celltrion, Inc. (a)		1,297	308,181
CHA Biotech Co. Ltd. (a)		750	19,082
Cheil Worldwide, Inc.		781	17,382
Chong Kun Dang Pharmaceutical Corp.		85	10,305
Chunbo Co. Ltd.		64	10,365
CJ CheilJedang Corp.		119	48,548
CJ Corp.		186	17,612
CJ ENM Co. Ltd.		122	19,725
CJ Logistics Corp. (a)		130	20,363
Com2uS Corp.		98	10,728
Cosmax, Inc. (a)		133	15,419
Coway Co. Ltd.		743	51,747
CS Wind Corp.		183	12,551
Daewoo Engineering & Construction Co. Ltd. (a)		2,547	17,919
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		580	18,375
Daewoong Co. Ltd.		304	12,577
DB HiTek Co. Ltd.		538	29,709
Db Insurance Co. Ltd.		731	35,450
DGB Financial Group Co. Ltd.		2,549	20,979
DL E&C Co. Ltd. (a)		214	26,892
DL Holdings Co. Ltd.		136	9,628
Dong Suh Companies, Inc.		667	18,003
Dongjin Semichem Co. Ltd.		434	11,004
DongKook Pharmaceutical Co. Ltd.		387	9,658
Doosan Bobcat, Inc. (a)		645	27,398
Doosan Fuel Cell Co. Ltd. (a)		609	26,947
Doosan Heavy Industries & Construction Co. Ltd. (a)		2,912	61,461
Doosan Infracore Co. Ltd. (a)(c)		1,721	22,007
DuzonBizon Co. Ltd.		232	17,041
E-Mart, Inc.		269	38,089
Ecopro BM Co. Ltd.		146	27,404
Ecopro Co. Ltd.		193	7,729
Ecopro HN Co. Ltd. (a)		39	5,450
EO Technics Co. Ltd.		98	10,320
F&F Co. Ltd. (a)		65	32,212
F&F Holdings Co. Ltd.		66	2,199
Fila Holdings Corp.		664	34,199
GemVax & Kael Co. Ltd. (a)		423	7,973
Genexine Co. Ltd. (a)		263	20,947
Green Cross Corp.		80	23,257
Green Cross Holdings Corp.		433	13,067
GS Engineering & Construction Corp.		1,018	38,648
GS Holdings Corp.		655	26,809
GS Retail Co. Ltd.		405	13,852
Hana Financial Group, Inc.		3,909	159,300
HanAll BioPharma Co. Ltd. (a)		454	8,718
Hanjin Kal Corp. (a)		214	12,499
Hankook Tire Co. Ltd.		1,067	48,818
Hanmi Pharm Co. Ltd.		88	26,050
Hanmi Science Co. Ltd.		422	28,569
Hanon Systems		2,150	31,489
Hansol Chemical Co. Ltd.		136	29,547
Hanssem Co. Ltd.		122	11,066
Hanwha Aerospace Co. Ltd.		459	19,091
Hanwha Corp.		751	21,101
Hanwha Life Insurance Co. Ltd.		3,632	12,069
Hanwha Solutions Corp. (a)		1,548	61,030
HDC Hyundai Development Co.		469	13,074
Helixmith Co., Ltd. (a)		414	11,614
Hite Jinro Co. Ltd.		504	16,815
HLB Life Science Co. Ltd.		936	8,283
HLB, Inc.		1,200	35,469
HMM Co. Ltd. (a)		3,390	131,700
Hotel Shilla Co.		398	34,165
HUGEL, Inc.		80	16,963
HYBE Co. Ltd. (a)		171	44,263
Hyosung Corp.		165	15,040
Hyosung TNC Co. Ltd.		30	23,894
Hyundai Bioscience Co. Ltd. (a)		413	13,249
Hyundai Department Store Co. Ltd.		237	18,331
Hyundai Elevator Co. Ltd.		363	17,058
Hyundai Engineering & Construction Co. Ltd.		974	50,252
Hyundai Fire & Marine Insurance Co. Ltd.		720	16,248
Hyundai Glovis Co. Ltd.		293	54,192
Hyundai Heavy Industries Holdi		610	38,219
Hyundai Mipo Dockyard Co. Ltd. (a)		291	22,507
Hyundai Mobis		869	224,556
Hyundai Motor Co.		1,788	378,961
Hyundai Rotem Co. Ltd. (a)		841	18,048
Hyundai Steel Co.		1,146	54,460
Hyundai Wia Corp.		197	17,695
Il-Yang Pharmaceutical Co. Ltd.		150	5,031
Iljin Materials Co. Ltd.		269	17,378
Industrial Bank of Korea		3,858	35,849
IS Dongseo Co. Ltd.		240	12,913
JB Financial Group Co. Ltd.		1,981	13,201
JYP Entertainment Corp.		350	12,544
Kakao Corp.		3,934	567,471
Kakao Games Corp.		501	25,626
Kangwon Land, Inc. (a)		1,517	36,113
KB Financial Group, Inc.		5,109	252,696
Kia Corp.		3,498	277,364
Kiwoom Securities Co. Ltd.		180	20,867
KMW Co. Ltd. (a)		395	18,911
Koh Young Technology, Inc.		740	15,586
Kolon Industries, Inc.		239	17,090
Korea Aerospace Industries Ltd.		965	28,096
Korea Electric Power Corp.		4,080	89,744
Korea Gas Corp. (a)		569	18,581
Korea Investment Holdings Co. Ltd.		557	50,771
Korea Petro Chemical Industries Co. Ltd.		62	13,058
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		571	67,712
Korea Zinc Co. Ltd.		162	61,861
Korean Air Lines Co. Ltd. (a)		2,801	78,081
KT&G Corp.		1,624	121,297
Kumho Petro Chemical Co. Ltd.		226	43,800
L&F Co. Ltd.		263	21,343
L&F Co. Ltd. rights 7/20/21 (a)		66	894
Leeno Industrial, Inc.		103	15,997
LegoChem Biosciences, Inc.		229	10,781
LG Chemical Ltd.		608	457,345
LG Corp.		1,670	151,482
LG Display Co. Ltd. (a)		2,896	62,740
LG Electronics, Inc.		1,275	184,480
LG Household & Health Care Ltd.		124	193,352
LG Innotek Co. Ltd.		188	37,101
LG International Corp.		381	10,520
LG Uplus Corp.		3,688	50,098
Lotte Chemical Corp.		207	48,086
Lotte Confectionery Co. Ltd.		532	18,926
Lotte Fine Chemical Co. Ltd.		211	12,324
Lotte Shopping Co. Ltd.		138	14,105
LS Corp.		397	24,874
LS Electric Co. Ltd.		229	11,328
LX Holdings Corp. (a)		810	8,064
Mando Corp. (a)		441	25,953
Mcnex Co. Ltd.		185	7,760
MedPacto, Inc. (a)		237	14,702
Medy-Tox, Inc.		1	210
Meritz Fire & Marine Insurance Co. Ltd.		668	12,059
Meritz Securities Co. Ltd.		3,700	15,504
Mezzion Pharma Co. Ltd. (a)		91	11,009
Mirae Asset Securities Co. Ltd.		4,685	39,097
NAVER Corp.		1,889	697,927
NCSOFT Corp.		208	150,938
NEPES Corp. Ltd. (a)		185	6,942
Netmarble Corp. (b)		346	41,030
NH Investment & Securities Co. Ltd.		2,150	24,544
NHN Corp. (a)		101	7,454
NHN KCP Corp.		180	9,255
NongShim Co. Ltd.		59	16,369
Oci Co. Ltd. (a)		288	29,947
Orion Corp./Republic of Korea		318	33,348
Oscotec, Inc. (a)		330	11,404
Ottogi Corp.		33	15,887
Pan Ocean Co., Ltd. (Korea)		2,904	21,947
Paradise Co. Ltd. (a)		600	9,611
Pearl Abyss Corp. (a)		452	30,280
Pharmicell Co. Ltd. (a)		716	11,500
POSCO		1,048	322,747
POSCO Chemtech Co. Ltd.		406	51,738
Posco International Corp.		597	12,310
S-Oil Corp. (a)		566	51,341
S1 Corp.		260	18,844
Sam Chun Dang Pharm Co. Ltd. (a)		189	9,099
Samsung Biologics Co. Ltd. (a)(b)		216	160,758
Samsung C&T Corp.		1,161	140,245
Samsung Electro-Mechanics Co. Ltd.		732	114,658
Samsung Electronics Co. Ltd.		66,507	4,749,659
Samsung Engineering Co. Ltd. (a)		1,944	41,116
Samsung Fire & Marine Insurance Co. Ltd.		418	81,565
Samsung Heavy Industries Co. Ltd. (a)		6,630	39,369
Samsung Life Insurance Co. Ltd.		1,136	80,224
Samsung SDI Co. Ltd.		669	413,241
Samsung SDS Co. Ltd.		509	83,332
Samsung Securities Co. Ltd.		775	30,829
Seegene, Inc.		578	42,301
Seoul Semiconductor Co. Ltd.		386	6,490
Shin Poong Pharmaceutical Co.		372	28,312
Shinhan Financial Group Co. Ltd.		6,726	242,011
Shinsegae Co. Ltd.		93	23,497
SillaJen, Inc. (a)(c)		371	3,973
SK Biopharmaceuticals Co. Ltd. (a)		276	30,042
SK Chemicals Co. Ltd.		109	25,080
SK Holdings Co., Ltd.		449	112,250
SK Hynix, Inc.		7,046	795,013
SK Innovation Co., Ltd. (a)		690	180,438
SK Materials Co., Ltd.		51	15,891
SK Telecom Co. Ltd.		673	190,584
SKC Co. Ltd.		292	40,958
Solus Advanced Materials Co. Lt		270	12,329
Soulbrain Co. Ltd.		65	18,908
ST Pharm Co. Ltd. (a)		118	11,758
Studio Dragon Corp. (a)		143	12,123
Vaxcell-Bio Therapeutics Co. Ltd.		147	11,773
WONIK IPS Co. Ltd.		391	17,162
Woori Financial Group, Inc.		7,030	71,233
Yuhan Corp.		652	36,408
Zinus, Inc.		121	11,029

TOTAL KOREA (SOUTH)			16,168,922

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		16,401	49,971
Boubyan Bank KSC		13,432	32,633
Gulf Bank		25,689	21,571
Kuwait Finance House KSCP		64,235	161,813
Mabanee Co. SAKC		6,631	15,780
Mobile Telecommunication Co.		27,165	53,104
National Bank of Kuwait		94,357	265,878

TOTAL KUWAIT			600,750

Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)		9,095	278,777
Aroundtown SA		15,647	122,082
B&M European Value Retail SA		11,199	88,798
Eurofins Scientific SA		1,599	182,776
Globant SA (a)		476	104,330
InPost SA		2,322	46,603
Millicom International Cellular SA (depository receipt) (a)		1,320	52,256
SES SA (France) (depositary receipt)		5,166	39,461
Spotify Technology SA (a)		1,544	425,511
Subsea 7 SA		3,074	29,511
Tenaris SA		6,147	67,250

TOTAL LUXEMBOURG			1,437,355

Malaysia - 0.4%
AMMB Holdings Bhd		23,700	16,841
Axiata Group Bhd		62,899	56,664
Bursa Malaysia Bhd		6,600	12,607
CIMB Group Holdings Bhd		88,678	98,472
Dialog Group Bhd		57,700	40,167
DiGi.com Bhd		43,400	43,175
Gamuda Bhd (a)		34,000	25,634
Genting Bhd		29,400	34,913
Genting Malaysia Bhd		40,300	26,889
Hartalega Holdings Bhd		22,300	39,481
Hong Leong Bank Bhd		10,500	47,347
IHH Healthcare Bhd		41,200	54,285
IJM Corp. Bhd		34,200	14,746
Inari Amertron Bhd		34,400	26,267
IOI Corp. Bhd		42,500	38,492
Kossan Rubber Industries Bhd		15,100	11,712
Kuala Lumpur Kepong Bhd		7,744	37,979
Malayan Banking Bhd		86,715	169,399
Malaysia Airports Holdings Bhd (a)		13,900	20,089
Malaysian Pacific Industries Bhd		1,300	12,150
Maxis Bhd		31,700	33,521
MISC Bhd		27,800	45,401
MR DIY Group M Sdn Bhd (b)		22,200	19,197
My E.G.Services Bhd		25,200	10,805
Nestle (Malaysia) Bhd		700	22,476
Pentamaster Corp. Bhd		7,300	8,141
Petronas Chemicals Group Bhd		31,200	60,574
Petronas Dagangan Bhd		4,900	21,954
Petronas Gas Bhd		10,500	39,203
PPB Group Bhd		9,600	42,317
Press Metal Bhd		43,700	50,316
Public Bank Bhd		197,600	195,625
QL Resources Bhd		13,450	18,305
RHB Capital Bhd		25,500	33,169
Scientex Bhd		11,000	11,076
Sime Darby Bhd		36,300	19,062
Sime Darby Plantation Bhd		34,176	32,764
Supermax Corp. Bhd		23,900	18,998
Telekom Malaysia Bhd		24,900	36,407
Tenaga Nasional Bhd		42,400	99,987
TIME dotCom Bhd		4,600	15,579
Top Glove Corp. Bhd		64,600	64,888
V.S. Industry Bhd		36,600	12,166
V.S. Industry Bhd warrants 6/14/24 (a)		7,320	467
Westports Holdings Bhd		10,900	11,054

TOTAL MALAYSIA			1,750,761

Malta - 0.0%
Kindred Group PLC (depositary receipt)		3,086	48,374
Marshall Islands - 0.0%
Star Bulk Carriers Corp.		692	15,881
Mexico - 0.5%
Alfa SA de CV Series A		16,500	12,383
America Movil S.A.B. de CV Series L		309,500	232,894
Arca Continental S.A.B. de CV		5,600	32,481
CEMEX S.A.B. de CV unit (a)		198,100	167,154
Coca-Cola FEMSA S.A.B. de CV unit		7,515	39,762
Fibra Uno Administracion SA de CV		39,500	42,663
Fomento Economico Mexicano S.A.B. de CV unit		24,300	204,954
Gruma S.A.B. de CV Series B		2,970	33,197
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		4,900	52,149
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		2,670	49,276
Grupo Aeroportuario Norte S.A.B. de CV (a)		4,800	31,380
Grupo Bimbo S.A.B. de CV Series A		18,500	40,733
Grupo Elektra SA de CV		765	61,983
Grupo Financiero Banorte S.A.B. de CV Series O		32,100	207,344
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		28,200	27,897
Grupo Mexico SA de CV Series B		41,800	196,607
Grupo Televisa SA de CV		33,000	94,395
Industrias Penoles SA de CV (a)		1,795	24,777
Kimberly-Clark de Mexico SA de CV Series A		17,800	31,584
Orbia Advance Corp. S.A.B. de CV		13,900	36,357
Promotora y Operadora de Infraestructura S.A.B. de CV		3,105	24,840
Wal-Mart de Mexico SA de CV Series V		66,400	216,748

TOTAL MEXICO			1,861,558

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		47,000	64,044
Netherlands - 3.2%
Adyen BV (a)(b)		398	976,028
Airbus Group NV (a)		8,012	1,032,369
Akzo Nobel NV		2,500	308,888
Argenx SE (a)		668	201,546
ASM International NV (Netherlands)		504	165,540
ASML Holding NV (Netherlands)		5,497	3,794,685
CNH Industrial NV		13,044	215,377
Davide Campari Milano NV		5,322	71,278
Euronext NV (b)		1,179	128,197
EXOR NV		1,492	119,523
Ferrari NV		1,678	346,206
Heineken Holding NV		1,326	133,567
Heineken NV (Bearer)		3,103	376,033
IMCD NV		739	117,508
ING Groep NV (Certificaten Van Aandelen)		51,157	679,076
Just Eat Takeaway.com NV (a)(b)		1,053	97,228
Koninklijke Ahold Delhaize NV		14,448	430,255
Koninklijke DSM NV		2,380	444,196
Koninklijke KPN NV		46,242	144,629
Koninklijke Philips Electronics NV		11,957	593,476
NN Group NV		4,334	204,431
Prosus NV		5,526	541,369
QIAGEN NV (Germany) (a)		3,026	146,250
Randstad NV		1,621	123,976
RHI Magnesita NV		474	26,555
Stellantis NV (Italy)		29,020	569,631
STMicroelectronics NV (Italy)		8,567	311,458
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		1,815	157,084
Wolters Kluwer NV		3,485	350,092
X5 Retail Group NV GDR (Reg. S)		1,501	52,625
Yandex NV Series A (a)		4,160	294,320

TOTAL NETHERLANDS			13,153,396

New Zealand - 0.2%
Auckland International Airport Ltd. (a)		15,614	79,346
Chorus Ltd.		6,115	27,356
Contact Energy Ltd.		10,274	59,463
Fisher & Paykel Healthcare Corp.		7,549	164,212
Fletcher Building Ltd.		10,642	55,939
Goodman Property Trust		15,274	24,609
Infratil Ltd.		9,316	50,142
Mercury Nz Ltd.		8,626	40,217
Meridian Energy Ltd.		16,644	62,010
Ryman Healthcare Group Ltd.		5,552	50,956
Spark New Zealand Ltd.		23,599	79,179
Summerset Group Holdings Ltd.		3,117	29,217
The a2 Milk Co. Ltd. (a)		9,463	42,598
Xero Ltd. (a)		1,576	162,041

TOTAL NEW ZEALAND			927,285

Norway - 0.5%
Adevinta ASA Class B (a)		3,128	59,943
Aker ASA (A Shares)		330	24,338
Aker BP ASA		1,450	46,211
Borregaard ASA		1,338	29,215
DNB ASA		11,586	252,439
Entra ASA (b)		2,149	49,119
Equinor ASA		14,083	297,979
Gjensidige Forsikring ASA		2,511	55,352
Kahoot! A/S (a)		3,895	26,690
Kongsberg Gruppen ASA		1,120	28,826
Leroy Seafood Group ASA		3,761	32,970
LINK Mobility Group Holding ASA		3,484	12,722
Mowi ASA		5,869	149,279
NEL ASA (a)		10,596	24,711
Nordic VLSI ASA (a)		2,243	56,843
Norsk Hydro ASA		17,812	113,719
Norwegian Finans Holding ASA		2,145	24,153
Orkla ASA		10,482	106,766
Pexip Holding ASA (a)		1,190	10,628
Salmar ASA		730	48,428
Scatec Solar AS (b)		1,588	42,051
Schibsted ASA:
(A Shares)		1,026	49,524
(B Shares)		1,329	55,351
Sparebank 1 Sr Bank ASA (primary capital certificate)		2,534	33,462
Sparebanken Midt-Norge		1,831	25,349
Storebrand ASA (A Shares)		5,952	53,920
Telenor ASA		8,379	141,205
TGS ASA		1,540	19,630
Tomra Systems ASA		1,513	83,468
Yara International ASA		2,233	117,535

TOTAL NORWAY			2,071,826

Pakistan - 0.0%
Habib Bank Ltd.		9,151	7,105
Hub Power Co. Ltd.		7,169	3,624
Lucky Cement Ltd. (a)		1,200	6,574
Pakistan Petroleum Ltd.		6,863	3,781
Pakistan State Oil Co. Ltd.		2,942	4,186
TRG Pakistan Ltd.		5,000	5,277
United Bank Ltd.		3,922	3,041

TOTAL PAKISTAN			33,588

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		24,163	69,041
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		3,070	27,784
Philippines - 0.2%
Ayala Corp.		4,200	68,768
Ayala Land, Inc.		103,800	76,586
Bank of the Philippine Islands (BPI)		29,750	54,008
BDO Unibank, Inc.		26,850	62,207
Globe Telecom, Inc.		355	13,369
International Container Terminal Services, Inc.		13,540	45,364
JG Summit Holdings, Inc.		46,571	59,238
Jollibee Food Corp.		9,200	40,219
Manila Electric Co.		4,130	23,431
Megaworld Corp.		156,000	10,313
Metro Pacific Investments Corp.		157,000	12,500
Metropolitan Bank & Trust Co.		37,726	37,602
PLDT, Inc.		1,340	35,389
SM Investments Corp.		8,780	179,607
SM Prime Holdings, Inc.		146,100	109,141
Universal Robina Corp.		13,400	39,630

TOTAL PHILIPPINES			867,372

Poland - 0.2%
Allegro.eu SA (a)(b)		2,768	47,636
Bank Polska Kasa Opieki SA		2,389	58,268
CCC SA (a)		528	15,558
CD Projekt RED SA		903	43,869
Cyfrowy Polsat SA		3,734	29,320
Dino Polska SA (a)(b)		648	47,568
Grupa Lotos SA		1,004	14,140
KGHM Polska Miedz SA (Bearer)		1,782	87,698
LPP SA (a)		17	57,380
Orange Polska SA (a)		10,061	17,718
PGE Polska Grupa Energetyczna SA (a)		10,766	26,569
Polish Oil & Gas Co. SA		20,434	35,755
Polski Koncern Naftowy Orlen SA		3,799	76,498
Powszechna Kasa Oszczednosci Bank SA (a)		11,317	112,280
Powszechny Zaklad Ubezpieczen SA (a)		7,426	71,475
Santander Bank Polska SA (a)		420	28,022

TOTAL POLAND			769,754

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)		101,677	16,276
Energias de Portugal SA		36,286	192,327
Galp Energia SGPS SA Class B		5,967	64,754
Jeronimo Martins SGPS SA		3,144	57,337
REN - Redes Energeticas Nacionais SGPS SA		3,775	10,474

TOTAL PORTUGAL			341,168

Qatar - 0.2%
Barwa Real Estate Co. (a)		26,215	21,456
Industries Qatar QSC (a)		25,891	94,220
Masraf al Rayan (a)		60,581	74,191
Mesaieed Petrochemical Holding Co. (a)		61,262	31,666
Ooredoo QSC (a)		10,318	20,673
Qatar Electricity & Water Co. (a)		8,761	40,087
Qatar Fuel Co.		8,734	42,483
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		22,407	18,462
Qatar International Islamic Bank QSC (a)		14,556	37,220
Qatar Islamic Bank (a)		19,955	94,760
Qatar National Bank SAQ (a)		58,038	286,125
The Commercial Bank of Qatar (a)		42,761	61,892

TOTAL QATAR			823,235

Russia - 0.7%
Alrosa Co. Ltd.		33,460	61,489
Gazprom OAO		158,090	605,562
Lukoil PJSC		4,719	436,603
Magnit OJSC		977	70,979
MMC Norilsk Nickel PJSC		787	266,757
Mobile TeleSystems OJSC sponsored ADR		6,032	55,856
Novatek PJSC		12,715	279,495
Novolipetsk Steel OJSC GDR (Reg. S)		1,521	47,912
Polyus PJSC		410	79,421
Rosneft Oil Co. OJSC GDR (Reg. S)		29,173	225,799
Sberbank of Russia		140,080	585,311
Severstal PAO		2,503	53,685
Surgutneftegas OJSC		111,800	56,041
Tatneft PAO		20,536	149,179

TOTAL RUSSIA			2,974,089

Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.		799	26,416
Advanced Polypropylene Co.		2,560	49,349
Al Rajhi Bank		29,470	872,172
Alinma Bank		23,263	130,500
Almarai Co. Ltd.		3,199	54,076
Bank Al-Jazira (a)		9,463	46,677
Bank Albilad (a)		5,442	53,251
Banque Saudi Fransi		8,825	90,354
Bupa Arabia for Cooperative Insurance Co. (a)		841	27,849
Dar Al Arkan Real Estate Development Co. (a)		14,806	41,687
Dr Sulaiman Al Habib Medical Services Group Co.		1,128	49,143
Emaar The Economic City (a)		5,439	18,562
Etihad Etisalat Co.		6,681	59,051
Jarir Marketing Co.		1,014	57,099
Mobile Telecommunications Co. Saudi Arabia (a)		6,268	24,299
Mouwasat Medical Services Co.		640	30,749
National Industrialization Co. (a)		7,531	38,794
National Petrochemical Co.		1,606	18,841
Qassim Cement Co.		772	17,702
Riyad Bank		17,612	124,438
Sabic Agriculture-Nutrients Co.		2,609	83,057
Sahara International Petrochemical Co.		8,568	70,018
Saudi Airlines Catering Co.		395	8,288
Saudi Arabian Mining Co. (a)		5,329	89,797
Saudi Basic Industries Corp.		11,772	382,293
Saudi Cement Co.		1,755	29,760
Saudi Dairy & Foodstuffs Co.		215	10,341
Saudi Electricity Co.		10,430	67,131
Saudi Ground Services Co. (a)		1,137	10,974
Saudi Industrial Investment Group		5,508	51,400
Saudi Kayan Petrochemical Co. (a)		12,768	61,481
Saudi Telecom Co.		7,829	274,702
Southern Province Cement Co.		887	20,670
The Co. for Cooperative Insurance		1,109	24,483
The Saudi British Bank (a)		12,610	105,907
The Saudi National Bank		26,982	414,377
The Savola Group		4,245	48,838
United Electronics Co.		508	18,014
Yamama Cement Co. (a)		2,671	24,427
Yanbu Cement Co.		1,819	21,582
Yanbu National Petrochemical Co.		3,601	69,704

TOTAL SAUDI ARABIA			3,718,253

Singapore - 0.7%
Ascendas Real Estate Investment Trust		40,406	88,643
CapitaLand Ltd.		32,420	89,446
CapitaMall Trust		58,256	90,544
City Developments Ltd.		6,300	34,154
ComfortDelgro Corp. Ltd.		26,900	32,807
DBS Group Holdings Ltd.		23,593	523,022
Flex Ltd. (a)		6,507	116,280
Frasers Centrepoint Trust		18,700	33,793
Frasers Logistics & Industrial Trust		36,300	38,873
Genting Singapore Ltd.		75,400	46,820
Keppel Corp. Ltd.		18,400	74,848
Keppel DC (REIT)		17,100	31,664
Mapletree Commercial Trust		29,246	46,978
Mapletree Industrial (REIT)		25,904	54,516
Mapletree Logistics Trust (REIT)		36,887	56,234
Oversea-Chinese Banking Corp. Ltd.		53,285	473,530
Singapore Airlines Ltd. (a)		17,050	61,495
Singapore Exchange Ltd.		10,500	87,298
Singapore Technologies Engineering Ltd.		19,600	56,408
Singapore Telecommunications Ltd.		90,300	153,779
Suntec (REIT)		30,200	32,789
United Overseas Bank Ltd.		20,100	385,946
UOL Group Ltd.		6,300	34,201
Venture Corp. Ltd.		3,600	51,429
Wilmar International Ltd.		36,900	123,485

TOTAL SINGAPORE			2,818,982

South Africa - 1.0%
Absa Group Ltd. (a)		9,379	89,140
Anglo American Platinum Ltd.		769	88,823
AngloGold Ashanti Ltd.		5,456	101,272
Aspen Pharmacare Holdings Ltd. (a)		5,047	57,288
Bidcorp Ltd. (a)		4,385	95,073
Bidvest Group Ltd./The		4,552	60,712
Capitec Bank Holdings Ltd.		1,193	140,894
Clicks Group Ltd.		3,204	55,125
Discovery Ltd. (a)		5,870	51,905
Exxaro Resources Ltd.		3,361	39,640
FirstRand Ltd.		69,782	261,878
Foschini Ltd. (a)		4,441	49,461
Gold Fields Ltd.		11,550	102,999
Growthpoint Properties Ltd.		46,098	48,099
Harmony Gold Mining Co. Ltd.		7,071	26,060
Impala Platinum Holdings Ltd.		10,309	169,558
Kumba Iron Ore Ltd.		735	32,972
Mr Price Group Ltd.		3,434	50,625
MTN Group Ltd. (a)		22,430	162,146
MultiChoice Group Ltd.		5,925	48,686
Naspers Ltd. Class N		5,704	1,202,671
Nedbank Group Ltd. (a)		4,930	58,991
Northam Platinum Ltd. (a)		4,641	70,502
Old Mutual Ltd.		62,682	59,258
Remgro Ltd.		7,077	56,794
Sanlam Ltd.		23,392	100,530
Sasol Ltd. (a)		7,568	115,292
Shoprite Holdings Ltd.		6,392	69,578
Sibanye Stillwater Ltd.		35,962	149,868
Spar Group Ltd.		2,581	32,694
Standard Bank Group Ltd.		16,931	151,300
Thungela Resources Ltd. (a)		1,744	4,801
Tiger Brands Ltd.		2,256	33,018
Vodacom Group Ltd.		9,304	83,899
Woolworths Holdings Ltd. (a)		13,563	51,203

TOTAL SOUTH AFRICA			3,972,755

Spain - 1.5%
Abertis Infraestructuras SA (a)		363	7,903
Acciona SA		275	41,510
ACS Actividades de Construccion y Servicios SA		3,563	95,439
ACS Actividades de Construccion y Servicios SA rights 7/6/21 (a)		3,563	4,985
Aena SME SA (a)(b)		963	157,922
Amadeus IT Holding SA Class A (a)		5,903	415,209
Banco Bilbao Vizcaya Argentaria SA		87,428	542,315
Banco Santander SA (Spain)		227,463	870,058
Bankinter SA		8,336	41,900
CaixaBank SA		57,276	176,336
Cellnex Telecom SA (b)		7,121	453,597
EDP Renovaveis SA		3,259	75,510
Enagas SA		3,278	75,736
Endesa SA		4,167	101,093
Ferrovial SA		6,542	191,990
Grifols SA		3,558	96,360
Grifols SA ADR		3,906	67,769
Iberdrola SA		76,643	934,635
Industria de Diseno Textil SA		14,701	519,046
International Consolidated Airlines Group SA CDI (a)		50,601	122,180
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros		8,680	18,187
Naturgy Energy Group SA		4,451	114,422
Red Electrica Corporacion SA		5,620	104,324
Repsol SA		18,917	237,647
Siemens Gamesa Renewable Energy SA		2,950	98,503
Telefonica SA		72,157	336,791

TOTAL SPAIN			5,901,367

Sweden - 2.3%
AAK AB		2,352	52,712
AddTech AB (B Shares)		3,474	57,642
AF Poyry AB (B Shares)		1,285	42,282
Alfa Laval AB		3,884	137,196
ASSA ABLOY AB (B Shares)		12,980	391,320
Atlas Copco AB:
(A Shares)		8,228	503,788
(B Shares)		5,407	284,310
Avanza Bank Holding AB		1,580	49,275
Axfood AB		1,446	39,993
Beijer Ref AB (B Shares)		3,222	57,414
Billerud AB		2,475	49,121
Boliden AB		3,553	136,588
Bravida Holding AB (b)		2,785	40,287
Castellum AB		3,136	79,810
Dometic Group AB (b)		4,081	69,502
Electrolux AB (B Shares)		3,284	91,059
Elekta AB (B Shares)		4,782	69,287
Embracer Group AB (a)		2,923	79,068
Epiroc AB:
(A Shares)		8,196	186,571
(B Shares)		5,111	100,302
EQT AB		2,767	100,423
Ericsson (B Shares)		35,038	440,565
Essity AB (B Shares)		7,964	264,099
Evolution Gaming Group AB (b)		2,113	333,908
Fabege AB		3,552	56,986
Fastighets AB Balder (a)		1,323	83,015
Getinge AB (B Shares)		2,839	107,083
H&M Hennes & Mauritz AB (B Shares) (a)		9,931	235,565
Hexagon AB (B Shares)		25,741	381,388
HEXPOL AB (B Shares)		3,492	43,129
Holmen AB (B Shares)		1,189	53,670
Husqvarna AB (B Shares)		5,362	71,238
ICA Gruppen AB (d)		1,211	56,361
Industrivarden AB:
(A Shares)		2,161	84,035
(C Shares)		2,105	77,036
Indutrade AB		3,482	89,104
Investor AB:
(A Shares)		6,979	159,305
(B Shares)		23,739	547,145
JM AB (B Shares)		763	26,381
Kinnevik AB (B Shares)		3,239	129,664
L E Lundbergforetagen AB		850	54,845
Latour Investment AB (B Shares)		1,648	54,073
Lifco AB		2,830	66,136
Lundin Petroleum AB		2,485	87,923
Nibe Industrier AB (B Shares)		18,600	195,648
Nolato AB (B Shares)		2,860	28,138
Nordic Entertainment Group AB (B Shares) (a)		1,038	45,726
Peab AB		2,588	31,964
PowerCell Sweden AB (a)		568	14,993
Saab AB (B Shares)		1,069	28,367
Samhallsbyggnadsbolaget I Norden AB (B Shares)		10,777	45,158
Sandvik AB		14,299	365,240
Sectra AB (B Shares)		371	28,720
Securitas AB (B Shares)		4,143	65,402
Sinch AB (a)(b)		6,990	117,615
Skandinaviska Enskilda Banken AB (A Shares)		21,065	272,109
Skanska AB (B Shares)		5,213	138,273
SKF AB (B Shares)		4,930	125,524
SSAB Svenskt Stal AB (B Shares) (a)		8,357	36,550
Stillfront Group AB (a)		4,085	39,260
Svenska Cellulosa AB SCA (B Shares)		7,832	128,351
Svenska Handelsbanken AB (A Shares)		20,205	228,073
Sweco AB (B Shares)		2,145	39,025
Swedbank AB (A Shares)		12,161	226,279
Swedish Match Co. AB		21,204	180,819
Swedish Orphan Biovitrum AB (a)		2,533	46,187
Tele2 AB (B Shares)		6,487	88,382
Telia Co. AB		31,927	141,689
Thule Group AB (b)		1,207	53,509
Trelleborg AB (B Shares)		3,146	73,043
Volvo AB (B Shares) (d)		20,801	500,453
Wallenstam AB (B Shares)		2,669	42,227
Wihlborgs Fastigheter AB		1,813	39,340

TOTAL SWEDEN			9,486,668

Switzerland - 5.4%
ABB Ltd. (Reg.)		24,999	849,332
Adecco SA (Reg.)		2,115	143,690
Alcon, Inc. (Switzerland)		6,553	458,799
ams AG (a)		3,603	72,274
Baloise Holdings AG		635	99,033
Compagnie Financiere Richemont SA Series A		6,828	827,749
Credit Suisse Group AG		30,485	319,115
CRISPR Therapeutics AG (a)		849	137,445
Geberit AG (Reg.)		483	362,283
Givaudan SA		104	483,666
Holcim Ltd.		6,702	402,011
Julius Baer Group Ltd.		2,925	191,041
Kuehne & Nagel International AG		661	226,180
Lindt & Spruengli AG		1	104,728
Lindt & Spruengli AG (participation certificate)		15	149,230
Logitech International SA (Reg.)		2,263	274,177
Lonza Group AG		976	691,942
Nestle SA (Reg. S)		37,769	4,707,796
Novartis AG		32,387	2,954,555
Partners Group Holding AG		245	371,108
Roche Holding AG:
(Bearer)		135	54,832
(participation certificate)		9,460	3,564,889
Schindler Holding AG (participation certificate)		532	162,719
SGS SA (Reg.)		67	206,666
Siemens Energy AG (a)		5,243	158,033
Sig Combibloc Group AG		4,167	113,222
Sika AG		1,857	607,125
Sonova Holding AG Class B		707	265,913
Straumann Holding AG		150	239,125
Swatch Group AG (Bearer)		374	128,298
Swiss Life Holding AG		417	202,630
Swiss Prime Site AG		983	97,530
Swiss Re Ltd.		3,711	334,822
Swisscom AG		331	188,959
Temenos Group AG		864	138,763
UBS Group AG		50,620	774,687
VAT Group AG (b)		350	116,358
Zurich Insurance Group Ltd.		1,976	793,691

TOTAL SWITZERLAND			21,974,416

Taiwan - 4.0%
Accton Technology Corp.		7,000	82,869
Acer, Inc.		41,000	43,030
Advanced Ceramic X Corp.		1,000	18,089
Advanced Wireless Semiconductor Co.		2,000	11,140
Advantech Co. Ltd.		5,299	65,484
AP Memory Technology Corp.		1,000	22,710
ASE Technology Holding Co. Ltd.		44,000	176,191
Asia Cement Corp.		32,000	58,114
ASUSTeK Computer, Inc.		9,000	119,764
AU Optronics Corp.		117,000	94,427
Capital Securities Corp.		28,000	17,000
Catcher Technology Co. Ltd.		10,000	65,192
Cathay Financial Holding Co. Ltd.		114,341	220,757
Chang Hwa Commercial Bank		77,841	45,030
Cheng Loong Corp.		15,000	26,059
Cheng Shin Rubber Industry Co. Ltd.		29,000	48,563
Chicony Electronics Co. Ltd.		9,010	25,948
China Airlines Ltd. (a)		43,000	29,342
China Development Finance Holding Corp.		193,000	90,909
China Life Insurance Co. Ltd.		28,383	26,789
China Petrochemical Development Corp.		39,000	19,488
China Steel Corp.		164,000	232,628
Chipbond Technology Corp.		8,000	20,632
Chroma ATE, Inc.		5,000	34,297
Chunghwa Telecom Co. Ltd.		57,000	232,140
Compal Electronics, Inc.		52,000	41,630
Compeq Manufacturing Co. Ltd.		13,000	19,558
CTBC Financial Holding Co. Ltd.		252,000	204,904
Delta Electronics, Inc.		25,000	271,335
E Ink Holdings, Inc.		11,000	29,394
E.SUN Financial Holdings Co. Ltd.		160,342	151,052
ECLAT Textile Co. Ltd.		3,000	70,493
Elan Microelectronics Corp.		4,000	27,868
Elite Material Co. Ltd.		4,000	31,235
eMemory Technology, Inc.		1,000	47,819
ENNOSTAR, Inc. (a)		8,500	23,901
Eternal Materials Co. Ltd.		10,000	14,507
EVA Airways Corp.		41,562	29,998
Evergreen Marine Corp. (Taiwan) (a)		53,675	378,758
Far Eastern New Century Corp.		51,000	58,458
Far EasTone Telecommunications Co. Ltd.		22,000	50,907
Feng Hsin Iron & Steel Co.		6,000	17,473
Feng Tay Enterprise Co. Ltd.		6,840	59,904
First Financial Holding Co. Ltd.		130,549	106,151
FLEXium Interconnect, Inc.		4,000	19,343
Formosa Chemicals & Fibre Corp.		52,000	157,765
Formosa Petrochemical Corp.		22,000	83,926
Formosa Plastics Corp.		57,000	210,298
Formosa Taffeta Co. Ltd.		11,000	12,845
Foxconn Technology Co. Ltd.		13,000	30,594
Fubon Financial Holding Co. Ltd.		95,000	251,473
Genius Electronic Optical Co. Ltd.		1,000	20,202
Giant Manufacturing Co. Ltd.		4,000	45,634
Giga-Byte Technology Co. Ltd.		6,000	23,104
Global Unichip Corp.		1,000	14,794
GlobalWafers Co. Ltd.		3,000	98,755
Great Wall Enterprise Co. Ltd.		8,150	17,545
HannStar Display Corp. (a)		31,000	24,540
Highwealth Construction Corp.		14,500	22,671
HIWIN Technologies Corp.		3,221	45,573
Hon Hai Precision Industry Co. Ltd. (Foxconn)		163,600	656,334
Hota Industrial Manufacturing Co. Ltd.		3,000	11,552
Hotai Motor Co. Ltd.		5,000	109,967
Hua Nan Financial Holdings Co. Ltd.		122,503	80,959
IBF Financial Holdings Co. Ltd.		27,000	15,958
Innolux Corp.		127,000	94,394
International Games Systems Co. Ltd.		1,000	30,089
Inventec Corp.		42,000	39,491
ITEQ Corp.		3,000	15,313
King Yuan Electronics Co. Ltd.		15,000	24,125
King's Town Bank		10,000	14,274
Kinsus Interconnect Technology Corp.		4,000	19,343
Largan Precision Co. Ltd.		1,000	111,041
Lien Hwa Industrial Corp.		10,814	19,368
Lite-On Technology Corp.		28,000	57,770
Lotes Co. Ltd.		1,000	20,919
Macronix International Co. Ltd.		25,060	41,022
Makalot Industrial Co. Ltd.		2,203	21,622
MediaTek, Inc.		21,000	723,632
Mega Financial Holding Co. Ltd.		144,000	169,442
Merida Industry Co. Ltd.		3,000	33,635
Merry Electronics Co. Ltd.		2,000	7,558
Micro-Star International Co. Ltd.		9,000	50,775
MiTAC Holdings Corp.		14,000	13,841
momo.com, Inc.		1,000	67,520
Nan Ya Plastics Corp.		73,000	217,555
Nan Ya Printed Circuit Board Corp.		3,000	41,855
Nanya Technology Corp.		16,000	45,677
Nien Made Enterprise Co. Ltd.		2,000	29,623
Novatek Microelectronics Corp.		7,000	125,119
Oneness Biotech Co. Ltd. (a)		3,000	24,931
Pegatron Corp.		28,000	69,003
Phison Electronics Corp.		2,000	34,387
PixArt Imaging, Inc.		2,000	14,077
Pou Chen Corp.		34,000	47,862
Powertech Technology, Inc.		10,000	38,506
Poya International Co. Ltd.		1,000	19,450
President Chain Store Corp.		7,000	65,944
Primax Electronics Ltd.		5,000	10,209
Qisda Corp.		21,000	23,168
Quanta Computer, Inc.		36,000	112,832
Radiant Opto-Electronics Corp.		6,000	26,113
Realtek Semiconductor Corp.		6,000	108,534
RichWave Technology Corp.		1,000	17,355
Ruentex Development Co. Ltd.		13,900	28,181
Ruentex Industries Ltd.		4,800	15,113
Shin Kong Financial Holding Co. Ltd.		158,611	54,144
Simplo Technology Co. Ltd.		2,000	25,719
SINBON Electronics Co. Ltd.		2,000	19,629
Sino-American Silicon Products, Inc.		7,000	48,393
Sinopac Holdings Co.		141,680	69,781
Standard Foods Corp.		7,000	13,565
Synnex Technology International Corp.		18,000	32,818
Ta Chen Stainless Pipe Co. Ltd.		18,000	38,363
Taichung Commercial Bank Co. Ltd.		41,435	17,217
Taishin Financial Holdings Co. Ltd.		138,635	75,730
Taiwan Business Bank		63,963	21,651
Taiwan Cement Corp.		63,607	116,198
Taiwan Cooperative Financial Holding Co. Ltd.		118,574	90,255
Taiwan Fertilizer Co. Ltd.		11,000	23,208
Taiwan High Speed Rail Corp.		30,000	32,130
Taiwan Mobile Co. Ltd.		30,000	109,609
Taiwan Semiconductor Manufacturing Co. Ltd.		248,000	5,330,909
Taiwan Surface Mounting Technology Co. Ltd.		3,000	13,003
Taiwan Union Technology Corp.		4,000	16,692
TECO Electric & Machinery Co. Ltd.		19,000	22,595
The Shanghai Commercial & Savings Bank Ltd.		56,000	90,767
Tong Hsing Electronics Industries Ltd.		2,000	15,223
Tripod Technology Corp.		6,000	29,014
Tung Ho Steel Enterprise Corp.		9,000	16,925
TXC Corp.		3,000	13,540
Unified-President Enterprises Corp.		66,000	173,053
Unimicron Technology Corp.		17,000	78,553
United Integrated Services Co.		2,000	15,223
United Microelectronics Corp.		151,000	285,778
United Renewable Energy Co. Ltd. (a)		27,000	12,669
Vanguard International Semiconductor Corp.		12,000	50,721
Voltronic Power Technology Corp.		1,000	48,178
Walsin Lihwa Corp.		33,000	34,634
Walsin Technology Corp.		4,000	32,596
Wan Hai Lines Ltd.		19,000	218,465
Win Semiconductors Corp.		5,000	67,162
Winbond Electronics Corp.		38,000	47,436
Wistron Corp.		38,058	42,260
Wiwynn Corp.		1,000	35,712
WPG Holding Co. Ltd.		18,920	34,631
XinTec, Inc. (a)		2,000	12,107
Yageo Corp.		5,000	99,400
Yang Ming Marine Transport Corp. (a)		18,000	117,668
YFY, Inc.		19,000	31,102
Yuanta Financial Holding Co. Ltd.		155,160	149,227

TOTAL TAIWAN			16,030,090

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)		8,700	46,418
Advanced Information Service PCL NVDR		5,100	27,211
Airports of Thailand PCL:
(depositary receipt)		31,600	61,129
(For. Reg.)		25,600	49,523
Asset World Corp. PCL NVDR (a)		111,600	15,112
B. Grimm Power PCL:
unit		2,900	3,800
(For. Reg.)		10,500	13,760
Bangkok Bank PCL:
(For. Reg.)		12,600	44,424
NVDR		11,500	40,546
Bangkok Chain Hospital PCL unit		13,700	9,917
Bangkok Commercial Asset Management PCL		12,300	7,138
Bangkok Commercial Asset Management PCL unit		10,400	6,036
Bangkok Dusit Medical Services PCL:
unit		59,400	42,627
(For. Reg.)		67,700	48,583
Bangkok Expressway and Metro PCL		76,600	19,479
Bangkok Expressway and Metro PCL NVDR		36,800	9,358
Banpu PCL:
(For. Reg.)		36,500	17,766
NVDR		15,400	7,496
BCPG PCL NVDR		10,600	4,366
Berli Jucker PCL:
unit		8,900	9,650
(For. Reg)		9,200	9,975
BTS Group Holdings PCL:
unit		40,800	11,903
(For. Reg.)		66,844	19,501
Bumrungrad Hospital PCL:
NVDR		4,200	16,839
(For. Reg.)		2,300	9,222
Carabao Group PCL		3,000	13,245
Carabao Group PCL NVDR		1,700	7,505
Central Pattana PCL:
unit		14,600	23,916
(For. Reg.)		23,800	38,986
Central Retail Corp. PCL		16,241	16,976
Central Retail Corp. PCL NVDR		30,400	31,775
Charoen Pokphand Foods PCL:
unit		40,100	33,156
(For. Reg.)		44,200	36,546
Com7 PCL unit		8,300	18,063
CP ALL PCL:
unit		24,000	44,930
(For. Reg.)		47,600	89,111
Delta Electronics PCL:
(For. Reg.)		100	1,803
NVDR		5,700	102,796
Electricity Generating PCL:
(For. Reg.)		1,500	8,190
NVDR		2,200	12,012
Energy Absolute PCL:
unit		14,500	27,598
(For. Reg.)		16,700	31,785
Global Power Synergy Public Co. Ltd.		6,846	15,593
Global Power Synergy Public Co. Ltd. unit		2,300	5,239
Gulf Energy Development PCL:
unit		30,000	32,059
(For. Reg.)		36,500	39,005
Hana Microelectronics PCL:
(For. Reg.)		2,600	5,780
NVDR		6,800	15,117
Home Product Center PCL:
unit		34,800	15,636
(For. Reg.)		55,600	24,981
Indorama Ventures PCL:
unit		27,900	35,473
(For. Reg.)		1,300	1,653
Intouch Holdings PCL:
(For. Reg.)		18,300	37,114
NVDR		14,300	29,002
IRPC PCL:
(For. Reg.)		74,700	8,950
NVDR		62,900	7,536
JMT Network Services PCL unit		6,900	9,365
Kasikornbank PCL:
NVDR		14,200	52,281
(For. Reg.)		16,400	60,381
KCE Electronics PCL NVDR		10,300	24,746
Kiatnakin Bank PCL:
unit		1,700	2,957
(For. Reg.)		7,200	12,524
Krung Thai Bank PCL:
(For. Reg.)		51,200	17,093
NVDR		35,500	11,852
Krungthai Card PCL:
(For. Reg.)		8,700	18,187
NVDR		3,300	6,899
Land & House PCL:
NVDR		49,900	12,378
(For. Reg.)		50,100	12,427
Minor International PCL:
unit (a)		27,200	25,460
warrants 9/30/21 (a)		520	8
warrants 5/5/23 (a)		809	131
warrants 5/5/23 (a)		938	152
warrants 2/15/24 (a)		733	105
warrants 2/15/24 (a)		850	122
(For. Reg.) (a)		20,701	19,377
MK Restaurants Group PCL unit		4,400	7,173
Muangthai Leasing PCL		7,000	12,559
Muangthai Leasing PCL unit		2,700	4,844
Osotspa PCL		4,400	5,183
Osotspa PCL unit		10,900	12,839
PTT Exploration and Production PCL:
(For. Reg.)		12,900	47,092
NVDR		4,900	17,888
PTT Global Chemical PCL:
(For. Reg.)		20,800	38,290
NVDR		10,600	19,513
PTT PCL:
(For. Reg.)		119,400	146,223
NVDR		60,900	74,581
Ratchaburi Electric Generating Holding PCL:
unit		5,500	7,851
(For. Reg.)		2,900	4,140
SCG Packaging PCL NVDR		17,700	34,240
Siam Cement PCL:
(For. Reg.)		6,300	84,917
NVDR		4,000	53,916
Siam Commercial Bank PCL:
unit		19,000	58,097
(For. Reg.)		14,800	45,254
Siam Global House PCL unit		23,881	15,349
Sri Trang Agro-Industry PCL NVDR		12,400	15,669
Sri Trang Gloves Thailand PCL NVDR		15,500	20,191
Srisawad Corp. PCL:
unit		4,700	10,082
warrants 8/29/25 (a)		200	91
(For. Reg.)		7,300	15,659
Star Petroleum Refining PCL unit (a)		17,500	5,296
Thai Beverage PCL		113,600	57,024
Thai Oil PCL:
(For. Reg.)		7,600	12,924
NVDR		6,900	11,733
Thai Union Frozen Products PCL:
(For. Reg.)		26,200	16,186
NVDR		12,000	7,413
Thanachart Capital PCL:
(For. Reg.)		10,100	10,872
NVDR		2,300	2,476
TISCO Financial Group PCL		7,100	19,605
TISCO Financial Group PCL NVDR		3,700	10,217
TMB Bank PCL:
unit		295,400	10,323
(For. Reg.)		485,312	16,959
TOA Paint Thailand PCL NVDR		6,400	6,540
Total Access Communication PCL:
(For. Reg.)		3,400	3,236
NVDR		5,300	5,044
True Corp. PCL:
unit		124,000	12,303
(For. Reg.)		206,800	20,519
TTW PCL unit		20,900	7,630
VGI PCL		32,300	6,097
VGI PCL unit		19,300	3,643
WHA Corp. PCL		24,300	2,426
WHA Corp. PCL unit		87,500	8,736

TOTAL THAILAND			2,658,598

Turkey - 0.1%
AG Anadolu Grubu Holding A/S		1,848	4,606
Akbank TAS		42,580	25,822
Aksa Akrilik Kimya Sanayii		1,284	2,209
Anadolu Efes Biracilik Ve Malt Sanayii A/S		3,772	9,644
Arcelik A/S		3,053	10,449
Aselsan A/S		9,217	15,583
Bera Holding A/S (a)		4,038	5,570
Bim Birlesik Magazalar A/S JSC		5,849	41,751
Coca-Cola Icecek Sanayi A/S		976	8,716
Dogan Sirketler Grubu Holding A/S		16,200	5,284
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		28,346	6,088
Enerjisa Enerji A/S (b)		2,078	2,470
Enka Insaat ve Sanayi A/S		25,315	27,127
Eregli Demir ve Celik Fabrikalari T.A.S.		17,079	35,308
Ford Otomotiv Sanayi A/S		1,035	20,232
Haci Omer Sabanci Holding A/S		21,172	21,618
Hektas Ticaret A/S (a)		5,489	4,772
Is Yatirim Menkul Degerler A/S		1,133	1,847
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)		10,399	7,966
Koc Holding A/S		13,995	29,463
KOZA, Inc. (a)		1,854	3,011
Koza Altin Isletmeleri A/S (a)		489	6,577
Logo Yazilim Sanayi Ve Ticar		604	2,305
Migros Turk Ticaret A/S (a)		908	3,389
MLP Saglik Hizmetleri A/S (a)(b)		894	2,275
Nuh Cimento Sanayi A/S		570	2,636
Otokar Otomotiv ve Savunma Sanayi A.S.		73	2,331
Oyak Cimento Fabrikalari A/S (a)		2,064	1,605
Pegasus Hava Tasimaciligi A/S (a)		462	3,823
Petkim Petrokimya Holding A/S		15,404	9,253
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S		3,525	4,947
Sok Marketler Ticaret A/S		3,196	4,309
TAV Havalimanlari Holding A/S (a)		1,937	5,277
Tekfen Holding A/S		1,947	3,292
Tofas Turk Otomobil Fabrikasi A/S		1,212	4,112
Turk Hava Yollari AO (a)		10,697	16,426
Turk Sise ve Cam Fabrikalari A/S		22,674	19,896
Turk Traktor ve Ziraat Makinalari A/S		126	2,449
Turkcell Iletisim Hizmet A/S		13,060	24,150
Turkiye Garanti Bankasi A/S		28,836	27,489
Turkiye Halk Bankasi A/S (a)		7,031	4,078
Turkiye Is Bankasi A/S Series C		18,421	10,790
Turkiye Petrol Rafinerileri A/S (a)		1,459	15,877
Turkiye Sinai Kalkinma Bankasi A/S		11,913	1,751
Turkiye Vakiflar Bankasi TAO (a)		10,836	4,356
Ulker Biskuvi Sanayi A/S		1,756	4,183
Yapi ve Kredi Bankasi A/S		32,571	8,080

TOTAL TURKEY			485,192

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC		36,518	68,301
Abu Dhabi National Oil Co. for Distribution PJSC		33,465	39,449
Aldar Properties PJSC (a)		70,820	73,651
Dubai Islamic Bank Pakistan Ltd. (a)		63,909	83,863
Emaar Properties PJSC (a)		66,268	75,051
Emirates NBD Bank PJSC		32,189	116,114
Emirates Telecommunications Corp.		45,527	272,680
First Abu Dhabi Bank PJSC		95,609	434,687

TOTAL UNITED ARAB EMIRATES			1,163,796

United Kingdom - 8.1%
3i Group PLC		12,783	207,418
Abrdn PLC		28,666	107,461
Admiral Group PLC		3,371	146,608
Anglo American PLC (United Kingdom)		17,869	710,030
Antofagasta PLC		4,573	90,807
Ashtead Group PLC		5,883	436,520
Associated British Foods PLC		4,669	143,123
AstraZeneca PLC (United Kingdom)		17,217	2,068,523
Atlassian Corp. PLC (a)		1,742	447,450
Auto Trader Group PLC (b)		12,523	109,677
Avast PLC (b)		9,736	65,965
Aveva Group PLC		1,484	76,118
Aviva PLC		51,476	289,028
BAE Systems PLC		42,099	304,208
Barclays PLC		214,049	507,955
Barratt Developments PLC		13,321	128,104
Bellway PLC		1,612	72,248
Berkeley Group Holdings PLC		1,620	102,971
BHP Group PLC		27,701	819,700
BP PLC		264,424	1,159,604
British American Tobacco PLC (United Kingdom)		29,997	1,164,651
British Land Co. PLC		12,282	84,082
BT Group PLC (a)		114,854	308,222
Bunzl PLC		4,420	146,068
Burberry Group PLC		5,300	151,469
Centrica PLC		75,099	53,459
Coca-Cola European Partners PLC		2,620	155,418
Compass Group PLC (a)		23,391	492,800
ConvaTec Group PLC (b)		20,820	69,294
Croda International PLC		1,864	189,982
Dechra Pharmaceuticals PLC		1,432	86,565
Derwent London PLC		1,476	67,786
Diageo PLC		30,576	1,465,463
Diploma PLC		1,602	64,354
Direct Line Insurance Group PLC		17,760	70,017
DS Smith PLC		18,052	104,355
Electrocomponents PLC		6,172	87,853
Evraz PLC		7,128	58,372
Games Workshop Group PLC		427	67,336
Genus PLC		860	59,006
GlaxoSmithKline PLC		65,780	1,293,175
Halma PLC		4,969	185,038
Hargreaves Lansdown PLC		3,665	80,559
Hikma Pharmaceuticals PLC		2,130	72,070
HomeServe PLC		3,939	52,063
Howden Joinery Group PLC		7,910	89,352
HSBC Holdings PLC (United Kingdom)		271,403	1,566,405
IG Group Holdings PLC		4,737	55,501
IMI PLC		3,674	87,415
Imperial Brands PLC		12,461	268,385
Informa PLC (a)		19,680	136,552
InterContinental Hotel Group PLC (a)		2,451	163,361
Intermediate Capital Group PLC		3,849	113,089
Intertek Group PLC		2,119	162,096
ITV PLC (a)		47,160	81,964
J Sainsbury PLC		22,827	85,825
JD Sports Fashion PLC		6,497	82,593
Johnson Matthey PLC		2,607	110,820
Kingfisher PLC		27,582	139,209
Land Securities Group PLC		9,819	91,737
Legal & General Group PLC		78,216	278,713
Lloyds Banking Group PLC		928,797	600,799
London Stock Exchange Group PLC		4,196	463,702
M&G PLC		33,930	107,435
Meggitt PLC (a)		10,245	65,361
Melrose Industries PLC		63,592	136,437
Mondi PLC		6,345	166,852
National Grid PLC		50,044	636,543
NatWest Group PLC		71,610	201,286
Network International Holdings PLC (a)(b)		3,680	18,616
Next PLC (a)		1,739	188,981
Ocado Group PLC (a)		7,929	219,693
Pearson PLC		9,855	113,489
Pennon Group PLC		5,599	87,946
Persimmon PLC		4,176	170,874
Phoenix Group Holdings PLC		10,725	100,350
Prudential PLC (a)		34,228	651,214
Quilter PLC (b)		23,798	48,968
Reckitt Benckiser Group PLC		9,666	853,993
RELX PLC (London Stock Exchange)		25,990	689,918
Rentokil Initial PLC		24,314	166,486
Rightmove PLC		11,478	103,109
Rio Tinto PLC		14,160	1,169,439
Rolls-Royce Holdings PLC		109,448	149,836
Rotork PLC		11,051	52,036
Royal Dutch Shell PLC:
Class A (United Kingdom)		53,972	1,082,024
Class B (United Kingdom)		48,418	939,929
Royal Mail PLC		13,046	104,201
Sage Group PLC		14,640	138,561
Schroders PLC		1,626	79,016
Segro PLC		15,545	235,355
Severn Trent PLC		3,205	110,881
Smith & Nephew PLC		11,626	252,136
Smiths Group PLC		5,182	113,975
Spectris PLC		1,573	70,457
Spirax-Sarco Engineering PLC		964	181,556
SSE PLC		13,719	284,757
St. James's Place Capital PLC		7,033	143,694
Standard Chartered PLC (United Kingdom)		34,840	222,175
Tate & Lyle PLC		6,151	62,828
Taylor Wimpey PLC		47,705	104,892
Tesco PLC		101,562	313,744
The Weir Group PLC		3,400	87,057
Travis Perkins PLC (a)		2,929	68,433
Tritax Big Box REIT PLC		21,543	58,498
Unilever PLC		34,482	2,014,907
Unite Group PLC		5,135	76,289
United Utilities Group PLC		8,980	121,205
Vodafone Group PLC		351,715	589,485
Whitbread PLC (a)		2,630	113,581
Wickes Group PLC (a)		3,391	11,539
WM Morrison Supermarkets PLC		31,521	107,569

TOTAL UNITED KINGDOM			32,988,099

United States of America - 0.2%
Farfetch Ltd. Class A (a)		2,763	139,145
Fiverr International Ltd. (a)(d)		232	56,258
Kolon TissueGene, Inc. unit (a)(c)		120	851
Li Auto, Inc. ADR (a)(d)		2,033	71,033
Millicom International Cellular SA (a)		1,322	52,312
Stratasys Ltd. (a)(d)		847	21,903
Tilray, Inc. Class 2 (a)(d)		1,386	25,059
XP, Inc. Class A (a)		1,922	83,703
Yum China Holdings, Inc.		5,490	363,713

TOTAL UNITED STATES OF AMERICA			813,977

TOTAL COMMON STOCKS
(Cost $322,439,803)			379,142,418

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN) (a)		2,200	22,200
Azul SA (a)		4,000	35,297
Banco Bradesco SA (PN)		63,101	326,428
Bradespar SA (PN)		3,000	44,833
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		3,166	27,543
Companhia Energetica de Minas Gerais (CEMIG) (PN)		15,738	38,382
Companhia Paranaense de Energia-COPEL (PN-B)		12,000	14,307
Gerdau SA		13,700	81,559
Itau Unibanco Holding SA		63,300	379,255
Itausa-Investimentos Itau SA (PN)		57,460	128,811
Lojas Americanas SA (PN)		11,578	50,234
Metalurgica Gerdau SA (PN)		9,800	27,250
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		62,100	367,446

TOTAL BRAZIL			1,543,545

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		1,849	87,114
Colombia - 0.0%
Bancolombia SA (PN)		5,050	36,089
Grupo Aval Acciones y Valores SA		47,710	13,768

TOTAL COLOMBIA			49,857

Germany - 0.3%
Henkel AG & Co. KGaA		2,247	237,236
Porsche Automobil Holding SE (Germany)		2,004	215,131
Sartorius AG (non-vtg.)		447	232,683
Volkswagen AG		2,406	602,536

TOTAL GERMANY			1,287,586

Korea (South) - 0.2%
Hyundai Motor Co.		562	57,443
Hyundai Motor Co. Series 2		372	37,858
LG Chemical Ltd.		125	42,423
LG Electronics, Inc.		472	32,873
LG Household & Health Care Ltd.		22	14,894
Samsung Electronics Co. Ltd.		11,586	755,653
Samsung SDI Co. Ltd.		83	32,135

TOTAL KOREA (SOUTH)			973,279

Russia - 0.1%
AK Transneft OAO		20	47,275
Sberbank of Russia (Russia)		14,620	56,291
Surgutneftegas OJSC		105,000	66,518

TOTAL RUSSIA			170,084

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,399,518)			4,111,465
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24 (Cost $20)	INR	1,485	20
		Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.06% (f)		19,720,198	19,724,142
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)		1,755,423	1,755,599
TOTAL MONEY MARKET FUNDS
(Cost $21,479,741)			21,479,741
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $347,319,082)			404,733,644
NET OTHER ASSETS (LIABILITIES) - 0.3%			1,317,894
NET ASSETS - 100%			$406,051,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	119	Sept. 2021	$13,709,395	$(263,000)	$(263,000)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	103	Sept. 2021	7,028,720	6,567	6,567
TME S&P/TSX 60 Index Contracts (Canada)	8	Sept. 2021	1,552,372	11,165	11,165
TOTAL FUTURES CONTRACTS					$(245,268)

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,796,708 or 2.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,782
Fidelity Securities Lending Cash Central Fund	21,019
Total	$25,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,250,491	$176,047,783	$160,574,105	$(27)	$--	$19,724,142	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	515,869	14,870,654	13,630,924	--	--	1,755,599	0.0%
Total	$4,766,360	$190,918,437	$174,205,029	$(27)	$--	$21,479,741

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,072,632	$15,292,398	$13,780,234	$--
Consumer Discretionary	51,330,339	35,505,601	15,792,771	31,967
Consumer Staples	30,866,169	16,917,567	13,948,602	--
Energy	16,775,894	10,052,626	6,723,268	--
Financials	69,614,010	50,753,400	18,860,610	--
Health Care	34,679,798	16,556,206	18,118,768	4,824
Industrials	49,468,486	37,212,424	12,234,055	22,007
Information Technology	48,004,827	31,568,543	16,381,201	55,083
Materials	31,643,086	23,157,998	8,485,088	--
Real Estate	10,833,654	10,833,654	--	--
Utilities	10,964,988	7,852,521	3,112,467	--
Corporate Bonds	20	--	20	--
Money Market Funds	21,479,741	21,479,741	--	--
Total Investments in Securities:	$404,733,644	$277,182,679	$127,437,084	$113,881
Derivative Instruments:
Assets
Futures Contracts	$17,732	$17,732	$--	$--
Total Assets	$17,732	$17,732	$--	$--
Liabilities
Futures Contracts	$(263,000)	$(263,000)	$--	$--
Total Liabilities	$(263,000)	$(263,000)	$--	$--
Total Derivative Instruments:	$(245,268)	$(245,268)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$17,732	$(263,000)
Total Equity Risk	17,732	(263,000)
Total Value of Derivatives	$17,732	$(263,000)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,594,325) — See accompanying schedule: Unaffiliated issuers (cost $325,839,341)	$383,253,903
Fidelity Central Funds (cost $21,479,741)	21,479,741
Total Investment in Securities (cost $347,319,082)		$404,733,644
Segregated cash with brokers for derivative instruments		1,326,012
Foreign currency held at value (cost $777,960)		773,479
Receivable for fund shares sold		567,314
Dividends receivable		902,336
Interest receivable		78
Distributions receivable from Fidelity Central Funds		6,588
Other receivables		809
Total assets		408,310,260
Liabilities
Payable for investments purchased
Regular delivery	$20,799
Delayed delivery	7,133
Payable for fund shares redeemed	7,185
Accrued management fee	36,887
Distribution and service plan fees payable	9,664
Payable for daily variation margin on futures contracts	152,970
Other affiliated payables	20,120
Other payables and accrued expenses	248,334
Collateral on securities loaned	1,755,630
Total liabilities		2,258,722
Net Assets		$406,051,538
Net Assets consist of:
Paid in capital		$348,755,868
Total accumulated earnings (loss)		57,295,670
Net Assets		$406,051,538
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($326,524,641 ÷ 27,490,726 shares)		$11.88
Service Class:
Net Asset Value, offering price and redemption price per share ($54,585,459 ÷ 4,600,570 shares)		$11.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($24,941,438 ÷ 2,107,445 shares)		$11.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$5,296,111
Income from Fidelity Central Funds (including $21,019 from security lending)		25,801
Income before foreign taxes withheld		5,321,912
Less foreign taxes withheld		(577,634)
Total income		4,744,278
Expenses
Management fee	$191,013
Transfer agent fees	104,190
Distribution and service plan fees	39,869
Independent trustees' fees and expenses	521
Interest	579
Total expenses before reductions	336,172
Expense reductions	(123)
Total expenses after reductions		336,049
Net investment income (loss)		4,408,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $56,874)	(4,049,107)
Fidelity Central Funds	(27)
Foreign currency transactions	97,821
Futures contracts	1,831,939
Total net realized gain (loss)		(2,119,374)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $97,501)	26,911,339
Assets and liabilities in foreign currencies	(4,678)
Futures contracts	(336,096)
Total change in net unrealized appreciation (depreciation)		26,570,565
Net gain (loss)		24,451,191
Net increase (decrease) in net assets resulting from operations		$28,859,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,408,229	$3,185,903
Net realized gain (loss)	(2,119,374)	(697,055)
Change in net unrealized appreciation (depreciation)	26,570,565	23,585,739
Net increase (decrease) in net assets resulting from operations	28,859,420	26,074,587
Distributions to shareholders	(978,423)	(3,118,974)
Share transactions - net increase (decrease)	144,074,401	75,799,116
Total increase (decrease) in net assets	171,955,398	98,754,729
Net Assets
Beginning of period	234,096,140	135,341,411
End of period	$406,051,538	$234,096,140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.03	$8.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.20	.27	.15
Net realized and unrealized gain (loss)	.82	.87	1.54	(1.60)
Total from investment operations	.97	1.07	1.81	(1.45)
Distributions from net investment income	(.01)	(.15)	(.21)	(.10)
Distributions from net realized gain	(.03)	–C	(.02)	(.01)
Total distributions	(.04)	(.15)	(.23)	(.10)D
Net asset value, end of period	$11.88	$10.95	$10.03	$8.45
Total ReturnE,F,G	8.87%	10.69%	21.53%	(14.47)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%J	.17%	.17%	.17%J
Expenses net of fee waivers, if any	.17%J	.17%	.17%	.17%J
Expenses net of all reductions	.17%J	.17%	.17%	.17%J
Net investment income (loss)	2.55%J	2.08%	2.88%	2.27%J
Supplemental Data
Net assets, end of period (000 omitted)	$326,525	$213,113	$125,050	$55,494
Portfolio turnover rateK	34%J	10%	4%	5%J

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.02	$9.48
Income from Investment Operations
Net investment income (loss)B	.14	.18	.16
Net realized and unrealized gain (loss)	.82	.88	.61
Total from investment operations	.96	1.06	.77
Distributions from net investment income	(.01)	(.14)	(.20)
Distributions from net realized gain	(.03)	–C	(.02)
Total distributions	(.04)	(.14)	(.23)D
Net asset value, end of period	$11.86	$10.94	$10.02
Total ReturnE,F,G	8.78%	10.60%	8.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	.27%J	.27%	.27%J
Expenses net of fee waivers, if any	.27%J	.27%	.27%J
Expenses net of all reductions	.27%J	.27%	.27%J
Net investment income (loss)	2.45%J	1.98%	2.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$54,585	$5,832	$4,701
Portfolio turnover rateK	34%J	10%	4%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$10.02	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.17	.25	.13
Net realized and unrealized gain (loss)	.82	.87	1.53	(1.58)
Total from investment operations	.95	1.04	1.78	(1.45)
Distributions from net investment income	(.01)	(.13)	(.20)	(.08)
Distributions from net realized gain	(.03)	–C	(.02)	(.01)
Total distributions	(.04)	(.14)D	(.22)	(.09)
Net asset value, end of period	$11.83	$10.92	$10.02	$8.46
Total ReturnE,F,G	8.71%	10.34%	21.16%	(14.55)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.42%J	.42%	.42%	.42%J
Expenses net of fee waivers, if any	.42%J	.42%	.42%	.42%J
Expenses net of all reductions	.42%J	.42%	.42%	.42%J
Net investment income (loss)	2.30%J	1.83%	2.63%	2.02%J
Supplemental Data
Net assets, end of period (000 omitted)	$24,941	$15,151	$5,590	$846
Portfolio turnover rateK	34%J	10%	4%	5%J

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain deemed distributions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$368,814,108	$114,073,904	$(8,421,577)	$105,652,327
VIP Extended Market Index Portfolio	178,149,524	39,545,326	(8,253,435)	31,291,891
VIP International Index Portfolio	350,908,186	67,956,571	(14,376,381)	53,580,190

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
VIP Extended Market Index Portfolio	(623,707)	(–)	(623,707)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	151,259,937	6,287,863
VIP Extended Market Index Portfolio	82,840,553	28,823,620
VIP International Index Portfolio	185,889,931	54,190,218

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$187	$7,459	$7,646
VIP Extended Market Index Portfolio	9,976	6,781	16,757
VIP International Index Portfolio	15,146	24,723	39,869

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$108,616
Service Class	112
Service Class 2	1,790
$110,518
VIP Extended Market Index Portfolio
Initial Class	$42,204
Service Class	5,985
Service Class 2	1,627
$49,816
VIP International Index Portfolio
Initial Class	$89,168
Service Class	9,088
Service Class 2	5,934
$104,190

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Index Portfolio	Borrower	$24,398,000.29%		$579

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$617	$59	$5,434
VIP Extended Market Index Portfolio	$2,116	$329	$25,983
VIP International Index Portfolio	$2,415	$6	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$5
VIP Extended Market Index Portfolio	13
VIP International Index Portfolio	123

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$398,837	$3,420,555
Service Class	493	4,196
Service Class 2	7,187	47,372
Total	$406,517	$3,472,123
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$–	$981,202
Service Class	–	194,735
Service Class 2	–	49,678
Total	$–	$1,225,615
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$899,396	$2,868,424
Service Class	19,918	73,465
Service Class 2	59,109	177,085
Total	$978,423	$3,118,974

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Total Market Index Portfolio
Initial Class
Shares sold	10,640,120	7,003,331	$159,444,221	$81,892,170
Reinvestment of distributions	26,588	242,260	390,837	3,343,355
Shares redeemed	(365,481)	(3,454,340)	(5,435,250)	(37,598,408)
Net increase (decrease)	10,301,227	3,791,251	$154,399,808	$47,637,117
Service Class
Shares sold	114	15,270	$1,717	$170,476
Reinvestment of distributions	21	179	306	2,500
Shares redeemed	(76)	(123)	(1,128)	(1,429)
Net increase (decrease)	59	15,326	$895	$171,547
Service Class 2
Shares sold	266,860	240,190	$3,998,647	$2,938,844
Reinvestment of distributions	353	2,154	5,187	29,871
Shares redeemed	(74,487)	(79,108)	(1,133,867)	(948,711)
Net increase (decrease)	192,726	163,236	$2,869,967	$2,020,004
VIP Extended Market Index Portfolio
Initial Class
Shares sold	4,732,309	3,673,733	$67,601,917	$39,163,562
Reinvestment of distributions	–	73,930	–	925,602
Shares redeemed	(715,875)	(2,869,688)	(10,216,879)	(28,268,407)
Net increase (decrease)	4,016,434	877,975	$57,385,038	$11,820,757
Service Class
Shares sold	318,682	1,470,388	$4,516,570	$16,014,592
Reinvestment of distributions	–	15,473	–	193,414
Shares redeemed	(353,439)	(231,137)	(4,991,131)	(2,412,341)
Net increase (decrease)	(34,757)	1,254,724	$(474,561)	$13,795,665
Service Class 2
Shares sold	166,821	330,040	$2,409,135	$3,591,483
Reinvestment of distributions	–	2,934	–	36,678
Shares redeemed	(154,739)	(51,415)	(2,217,309)	(567,412)
Net increase (decrease)	12,082	281,559	$191,826	$3,060,749
VIP International Index Portfolio
Initial Class
Shares sold	13,325,418	9,024,471	$151,502,289	$86,701,614
Reinvestment of distributions	74,497	245,068	844,795	2,657,025
Shares redeemed	(5,370,508)	(2,277,674)	(62,507,739)	(21,956,156)
Net increase (decrease)	8,029,407	6,991,865	$89,839,345	$67,402,483
Service Class
Shares sold	4,638,484	292,216	$52,477,629	$2,655,479
Reinvestment of distributions	1,722	6,641	19,507	71,978
Shares redeemed	(572,528)	(235,172)	(6,562,826)	(2,191,902)
Net increase (decrease)	4,067,678	63,685	$45,934,310	$535,555
Service Class 2
Shares sold	904,952	1,175,435	$10,416,606	$11,042,423
Reinvestment of distributions	5,025	15,625	56,833	169,123
Shares redeemed	(189,351)	(362,375)	(2,172,693)	(3,350,468)
Net increase (decrease)	720,626	828,685	$8,300,746	$7,861,078

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Extended Market Index Portfolio	81%	1	10%
VIP: International Index Portfolio	60%	2	38%
VIP: Total Market Index Portfolio	92%	–	–

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$1,149.40	$.64
Hypothetical-C		$1,000.00	$1,024.20	$.60
Service Class	.22%
Actual		$1,000.00	$1,148.70	$1.17
Hypothetical-C		$1,000.00	$1,023.70	$1.10
Service Class 2.37%
Actual		$1,000.00	$1,148.20	$1.97
Hypothetical-C		$1,000.00	$1,022.96	$1.86
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$1,193.30	$.71
Hypothetical-C		$1,000.00	$1,024.15	$.65
Service Class	.23%
Actual		$1,000.00	$1,193.60	$1.25
Hypothetical-C		$1,000.00	$1,023.65	$1.15
Service Class 2.38%
Actual		$1,000.00	$1,192.00	$2.07
Hypothetical-C		$1,000.00	$1,022.91	$1.91
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$1,088.70	$.88
Hypothetical-C		$1,000.00	$1,023.95	$.85
Service Class	.27%
Actual		$1,000.00	$1,087.80	$1.40
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Service Class 2.42%
Actual		$1,000.00	$1,087.10	$2.17
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue each fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended September 30, 2020, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.

VIP Extended Market Index Portfolio

VIP International Index Portfolio

VIP Total Market Index Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Extended Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

VIP International Index Portfolio

VIP Total Market Index Portfolio

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio for each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for a fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class for each fund compared to competitive fund median expenses. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund's representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class of each fund ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

The Board considered that current contractual arrangements for the VIP Extended Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; Service Class: 0.23% and Service Class 2: 0.38%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; Service Class: 0.27%; and Service Class 2: 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP Total Markets Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; Service Class: 0.22%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPSAI-SANN-0821
1.9891401.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021